UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.      Schedule of Investments.

Attached hereto.

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.8%

Aerospace & Defense 2.1%
Boeing Co.(The)	96,355	$7,117,744
General Dynamics Corp.	105,702	7,008,043
Honeywell International, Inc.	115,803	7,902,397
L-3 Communications Holdings, Inc.	94,776	7,195,394
Lockheed Martin Corp.	80,158	6,963,325
Northrop Grumman Corp.	106,830	6,948,223
Precision Castparts Corp.	38,678	7,093,545
Raytheon Co.	123,981	6,531,319
Rockwell Collins, Inc.	126,440	7,444,787
Textron, Inc.	293,867	8,451,615
United Technologies Corp.	89,228	7,813,696

Total Aerospace & Defense		80,470,088

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	115,833	7,662,353
Expeditors International of Washington, Inc.	186,513	8,001,408
FedEx Corp.	79,103	8,024,999
United Parcel Service, Inc. - Class B	97,876	7,760,588

Total Air Freight & Logistics		31,449,348

Airlines 0.2%
Southwest Airlines Co.	699,775	7,844,478

Total Airlines		7,844,478

Auto Components 0.8%
BorgWarner, Inc.*	107,287	7,958,550
Delphi Automotive PLC*	208,101	8,045,184
Goodyear Tire & Rubber Co.(The)*	550,587	7,576,077
Johnson Controls, Inc.	252,844	7,860,920

Total Auto Components		31,440,731

Automobiles 0.4%
Ford Motor Co.	642,447	8,319,689
Harley-Davidson, Inc.	149,138	7,817,814

Total Automobiles		16,137,503

Beverages 1.7%
Beam, Inc.	116,793	7,164,083
Brown-Forman Corp. - Class B	112,699	7,291,625
Coca-Cola Co.(The)	189,279	7,048,750
Coca-Cola Enterprises, Inc.	230,351	8,032,339
Constellation Brands, Inc. - Class A*	202,066	6,538,856
Dr Pepper Snapple Group, Inc.	159,853	7,204,575
Molson Coors Brewing Co. - Class B	165,688	7,485,784
Monster Beverage Corp.*	133,438	6,391,680
PepsiCo, Inc.	101,672	7,406,805

Total Beverages		64,564,497

Biotechnology 1.0%
Alexion Pharmaceuticals, Inc.*	76,309	7,172,283
Amgen, Inc.	79,974	6,834,578
Biogen Idec, Inc.*	47,202	7,367,288
Celgene Corp.*	89,830	8,889,577
Gilead Sciences, Inc.*	192,232	7,583,552

Total Biotechnology		37,847,278

Building Products 0.2%
Masco Corp.	442,435	8,136,380

Total Building Products		8,136,380

Capital Markets 2.8%
Ameriprise Financial, Inc.	116,529	7,728,203

	Shares	Value
Bank of New York Mellon Corp.(The)	288,403	$7,833,026
BlackRock, Inc.	35,375	8,358,405
Charles Schwab Corp.(The)	520,477	8,603,485
E*Trade Financial Corp.*	856,027	9,082,446
Franklin Resources, Inc.	56,089	7,677,462
Goldman Sachs Group, Inc.(The)	59,747	8,834,191
Invesco Ltd.	280,053	7,631,444
Legg Mason, Inc.	284,272	7,860,121
Morgan Stanley	395,101	9,028,058
Northern Trust Corp.	151,260	7,785,352
State Street Corp.	156,861	8,729,315
T. Rowe Price Group, Inc.	111,448	7,962,960

Total Capital Markets		107,114,468

Chemicals 3.2%
Air Products & Chemicals, Inc.	86,463	7,559,460
Airgas, Inc.	80,143	7,632,819
CF Industries Holdings, Inc.	34,526	7,912,323
Dow Chemical Co.(The)	226,944	7,307,597
Du Pont (E.I.) de Nemours & Co.	161,726	7,673,899
Eastman Chemical Co.	110,219	7,842,082
Ecolab, Inc.	101,038	7,315,151
FMC Corp.	125,484	7,713,502
International Flavors & Fragrances, Inc.	108,572	7,646,726
LyondellBasell Industries NV - Class A	132,650	8,412,663
Monsanto Co.	80,026	8,110,635
Mosaic Co.(The)	128,256	7,855,680
PPG Industries, Inc.(a)	54,807	7,556,241
Praxair, Inc.	66,656	7,356,823
Sherwin-Williams Co.(The)	48,030	7,787,584
Sigma-Aldrich Corp.	98,164	7,591,022

Total Chemicals		123,274,207

Commercial Banks 2.7%
BB&T Corp.	252,151	7,635,132
Comerica, Inc.	248,784	8,548,218
Fifth Third Bancorp	496,672	8,090,787
First Horizon National Corp.	758,591	7,745,214
Huntington Bancshares, Inc.	1,157,595	8,056,861
KeyCorp	876,064	8,235,002
M&T Bank Corp.(a)	72,906	7,486,717
PNC Financial Services Group, Inc.	127,682	7,890,748
Regions Financial Corp.	1,064,291	8,280,184
SunTrust Banks, Inc.	263,445	7,473,935
US Bancorp	227,067	7,515,918
Wells Fargo & Co.	215,046	7,490,052
Zions Bancorp	346,197	8,073,314

Total Commercial Banks		102,522,082

Commercial Services & Supplies 1.8%
ADT Corp.(The)	155,290	7,376,275
Avery Dennison Corp.	209,662	8,074,084
Cintas Corp.	171,472	7,246,407
Iron Mountain, Inc.	230,541	7,886,807
Pitney Bowes, Inc.(a)	667,788	9,622,825
Republic Services, Inc.	244,761	7,805,428
Stericycle, Inc.*	76,408	7,209,095
Tyco International Ltd.	249,799	7,551,424
Waste Management, Inc.	212,351	7,725,329

Total Commercial Services & Supplies		70,497,674

Communications Equipment 1.4%
Cisco Systems, Inc.	359,002	7,384,671
F5 Networks, Inc.*	78,861	8,270,942
Harris Corp.	148,044	6,839,633
JDS Uniphase Corp.*	566,800	8,224,268

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Juniper Networks, Inc.*	364,019	$8,146,745
Motorola Solutions, Inc.	131,911	7,702,283
QUALCOMM, Inc.	119,237	7,873,219

Total Communications Equipment		54,441,761

Computers & Peripherals 1.7%
Apple, Inc.	13,953	6,352,941
Dell, Inc.	683,645	9,051,460
EMC Corp.*	288,403	7,097,598
Hewlett-Packard Co.	483,477	7,982,205
NetApp, Inc.*	216,132	7,780,752
SanDisk Corp.*	167,114	8,354,029
Seagate Technology PLC	257,931	8,764,495
Western Digital Corp.	188,760	8,871,720

Total Computers & Peripherals		64,255,200

Construction & Engineering 0.6%
Fluor Corp.	124,916	8,098,304
Jacobs Engineering Group, Inc.*	172,499	8,298,927
Quanta Services, Inc.*	263,276	7,627,106

Total Construction & Engineering		24,024,337

Construction Materials 0.2%
Vulcan Materials Co.	138,249	7,819,363

Total Construction Materials		7,819,363

Consumer Finance 0.7%
American Express Co.	125,944	7,406,767
Capital One Financial Corp.	125,410	7,063,091
Discover Financial Services	180,395	6,925,364
SLM Corp.	426,940	7,211,017

Total Consumer Finance		28,606,239

Containers & Packaging 0.8%
Ball Corp.	161,223	7,177,648
Bemis Co., Inc.	218,680	7,802,502
Owens-Illinois, Inc.*	355,050	8,450,190
Sealed Air Corp.	442,012	8,274,465

Total Containers & Packaging		31,704,805

Distributors 0.2%
Genuine Parts Co.	114,082	7,760,998

Total Distributors		7,760,998

Diversified Consumer Services 0.4%
Apollo Group, Inc. - Class A*	338,761	6,849,747
H&R Block, Inc.	383,344	8,728,743

Total Diversified Consumer Services		15,578,490

Diversified Financial Services 1.9%
Bank of America Corp.	673,976	7,629,408
Citigroup, Inc.	189,726	7,998,848
CME Group, Inc.	139,037	8,041,900
IntercontinentalExchange, Inc.*	55,746	7,734,758
JPMorgan Chase & Co.	166,645	7,840,647
Leucadia National Corp.	306,526	7,801,087
Moody’s Corp.	148,044	8,115,772
NASDAQ OMX Group, Inc.(The)	294,579	8,342,477
NYSE Euronext	304,122	10,513,498

Total Diversified Financial Services		74,018,395

Diversified Telecommunication Services 1.0%
AT&T, Inc.	209,606	7,292,193
CenturyLink, Inc.	182,490	7,381,720
Frontier Communications Corp.(a)	1,550,184	7,084,341
Verizon Communications, Inc.	161,349	7,036,430

	Shares	Value
Windstream Corp.(a)	810,432	$7,893,608

Total Diversified Telecommunication Services		36,688,292

Electric Utilities 2.5%
American Electric Power Co., Inc.	166,544	7,542,778
Duke Energy Corp.	111,703	7,678,464
Edison International	159,111	7,667,559
Entergy Corp.	112,515	7,268,469
Exelon Corp.	240,428	7,559,056
FirstEnergy Corp.	174,992	7,085,426
NextEra Energy, Inc.	102,730	7,401,697
Northeast Utilities	184,372	7,509,472
Pepco Holdings, Inc.	366,491	7,153,904
Pinnacle West Capital Corp.	140,430	7,496,153
PPL Corp.	247,628	7,500,652
Southern Co.(The)	165,989	7,341,694
Xcel Energy, Inc.	264,726	7,354,088

Total Electric Utilities		96,559,412

Electrical Equipment 0.8%
Eaton Corp. PLC	135,677	7,726,805
Emerson Electric Co.	137,713	7,884,069
Rockwell Automation, Inc.	86,732	7,735,627
Roper Industries, Inc.	64,881	7,620,274

Total Electrical Equipment		30,966,775

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. - Class A	114,036	7,705,413
Corning, Inc.	565,064	6,780,768
FLIR Systems, Inc.	350,278	8,326,108
Jabil Circuit, Inc.	407,290	7,701,854
Molex, Inc.(a)	267,152	7,255,848
TE Connectivity Ltd.	197,221	7,667,952

Total Electronic Equipment, Instruments & Components		45,437,943

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	173,594	7,763,124
Cameron International Corp.*	134,082	8,488,732
Diamond Offshore Drilling, Inc.(a)	105,824	7,946,324
Ensco PLC - Class A	124,183	7,894,313
FMC Technologies, Inc.*	175,584	8,313,902
Halliburton Co.	213,525	8,686,197
Helmerich & Payne, Inc.	132,904	8,551,043
Nabors Industries Ltd.*	520,152	8,670,934
National Oilwell Varco, Inc.	109,943	8,151,174
Noble Corp.	210,542	8,526,951
Rowan Cos., PLC - Class A*	226,635	7,814,375
Schlumberger Ltd.	103,448	8,074,116

Total Energy Equipment & Services		98,881,185

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	73,547	7,526,800
CVS Caremark Corp.	144,894	7,418,573
Kroger Co.(The)	271,307	7,515,204
Safeway, Inc.(a)	403,942	7,775,883
Sysco Corp.	224,473	7,131,507
Wal-Mart Stores, Inc.	103,656	7,250,737
Walgreen Co.	194,026	7,753,279
Whole Foods Market, Inc.	80,486	7,746,778

Total Food & Staples Retailing		60,118,761

Food Products 2.9%
Archer-Daniels-Midland Co.	263,276	7,511,264
Campbell Soup Co.(a)	200,508	7,360,649
ConAgra Foods, Inc.	236,496	7,731,054

2

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Dean Foods Co.*	433,248	$7,932,771
General Mills, Inc.	172,106	7,218,126
H.J. Heinz Co.	120,657	7,315,434
Hershey Co.(The)	96,355	7,655,405
Hormel Foods Corp.	229,333	7,937,215
J.M. Smucker Co.(The)	81,933	7,261,722
Kellogg Co.	125,809	7,359,826
Kraft Foods Group, Inc.	153,036	7,073,324
McCormick & Co., Inc.	110,602	6,896,035
Mead Johnson Nutrition Co.	108,330	8,233,080
Mondelez International, Inc. - Class A	274,015	7,614,877
Tyson Foods, Inc. - Class A	362,872	8,026,728

Total Food Products		113,127,510

Gas Utilities 0.4%
AGL Resources, Inc.	179,773	7,514,511
Oneok, Inc.	166,154	7,810,900

Total Gas Utilities		15,325,411

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	238,984	8,096,778
Baxter International, Inc.	108,204	7,340,559
Becton, Dickinson and Co.	91,838	7,718,066
Boston Scientific Corp.*	1,257,706	9,395,064
C.R. Bard, Inc.	74,197	7,573,288
CareFusion Corp.*	253,963	7,883,011
Covidien PLC	124,616	7,768,561
DENTSPLY International, Inc.	179,540	7,497,590
Edwards Lifesciences Corp.*	78,407	7,051,141
Intuitive Surgical, Inc.*	13,407	7,700,713
Medtronic, Inc.	170,276	7,934,862
St Jude Medical, Inc.	201,690	8,208,783
Stryker Corp.	127,820	8,007,923
Varian Medical Systems, Inc.*	100,449	7,096,722
Zimmer Holdings, Inc.	106,011	7,908,421

Total Health Care Equipment & Supplies		117,181,482

Health Care Providers & Services 3.0%
Aetna, Inc.	156,418	7,544,040
AmerisourceBergen Corp.	164,446	7,460,915
Cardinal Health, Inc.	168,494	7,381,722
CIGNA Corp.	134,496	7,846,497
Coventry Health Care, Inc.	160,408	7,351,499
DaVita, Inc.*	65,356	7,542,736
Express Scripts Holding Co.*	130,249	6,957,902
Humana, Inc.	107,790	8,015,264
Laboratory Corp. of America Holdings*	81,820	7,322,890
McKesson Corp.	72,498	7,628,964
Patterson Cos., Inc.	214,267	7,741,467
Quest Diagnostics, Inc.	120,571	6,987,089
Tenet Healthcare Corp.*	232,737	9,037,178
UnitedHealth Group, Inc.	131,911	7,282,806
WellPoint, Inc.	121,966	7,905,836

Total Health Care Providers & Services		114,006,805

Health Care Technology 0.2%
Cerner Corp.*	92,341	7,622,750

Total Health Care Technology		7,622,750

Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	189,018	7,318,777
Chipotle Mexican Grill, Inc.*	25,734	7,900,595
Darden Restaurants, Inc.	153,490	7,137,285
International Game Technology	494,219	7,596,146
Marriott International, Inc. - Class A	197,408	7,892,372
McDonald’s Corp.	80,219	7,644,069

	Shares	Value
Starbucks Corp.	133,567	$7,495,780
Starwood Hotels & Resorts Worldwide, Inc.	131,932	8,101,944
Wyndham Worldwide Corp.	141,797	7,910,855
Wynn Resorts Ltd.	62,661	7,846,410
Yum! Brands, Inc.	104,963	6,816,297

Total Hotels, Restaurants & Leisure		83,660,530

Household Durables 1.6%
DR Horton, Inc.	380,502	9,002,677
Garmin Ltd.(a)	175,286	6,641,587
Harman International Industries, Inc.	169,512	7,590,747
Leggett & Platt, Inc.	270,498	7,963,461
Lennar Corp. - Class A(a)	191,186	7,941,867
Newell Rubbermaid, Inc.	324,590	7,621,373
PulteGroup, Inc.*	415,993	8,627,695
Whirlpool Corp.	71,155	8,209,864

Total Household Durables		63,599,271

Household Products 0.8%
Clorox Co.(The)	94,647	7,421,271
Colgate-Palmolive Co.	67,450	7,242,107
Kimberly-Clark Corp.	83,899	7,509,799
Procter & Gamble Co.(The)	101,961	7,663,389

Total Household Products		29,836,566

Independent Power Producers & Energy Traders 0.4%
AES Corp.(The)	664,010	7,197,868
NRG Energy, Inc.	310,000	7,440,000

Total Independent Power Producers & Energy Traders		14,637,868

Industrial Conglomerates 0.6%
3M Co.	77,297	7,772,213
Danaher Corp.	130,743	7,835,428
General Electric Co.	329,871	7,349,526

Total Industrial Conglomerates		22,957,167

Insurance 4.5%
ACE Ltd.	89,866	7,668,266
AFLAC, Inc.	134,039	7,112,109
Allstate Corp.(The)	177,543	7,794,138
American International Group, Inc.*	210,171	7,950,769
Aon PLC	126,808	7,321,894
Assurant, Inc.	206,460	7,895,030
Berkshire Hathaway, Inc. - Class B*	80,011	7,755,466
Chubb Corp.(The)	93,687	7,524,003
Cincinnati Financial Corp.	179,951	7,637,120
Genworth Financial, Inc. - Class A*	1,024,525	9,394,894
Hartford Financial Services Group, Inc.	335,029	8,308,719
Lincoln National Corp.	282,052	8,173,867
Loews Corp.	175,397	7,606,968
Marsh & McLennan Cos., Inc.	208,361	7,392,648
MetLife, Inc.	223,988	8,363,712
Principal Financial Group, Inc.	259,250	8,039,343
Progressive Corp.(The)	339,714	7,640,168
Prudential Financial, Inc.	140,025	8,104,647
Torchmark Corp.	141,024	7,856,447
Travelers Cos., Inc.(The)	97,278	7,632,432
Unum Group	342,339	7,979,922
XL Group PLC	293,555	8,137,345

Total Insurance		173,289,907

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	28,604	7,594,362
Expedia, Inc.	120,887	7,887,877

3

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Netflix, Inc.*	76,389	$12,622,518
priceline.com, Inc.*	11,702	8,021,370
TripAdvisor, Inc.*	171,134	7,920,082

Total Internet & Catalog Retail		44,046,209

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	183,084	7,453,350
eBay, Inc.*	141,555	7,917,171
Google, Inc. - Class A*	10,070	7,609,798
VeriSign, Inc.*	198,592	8,620,879
Yahoo!, Inc.*	363,032	7,126,318

Total Internet Software & Services		38,727,516

IT Services 2.7%
Accenture PLC - Class A	101,611	7,304,815
Automatic Data Processing, Inc.	124,147	7,360,676
Cognizant Technology Solutions Corp. - Class A*	98,247	7,680,950
Computer Sciences Corp.	180,159	7,530,646
Fidelity National Information Services, Inc.	200,996	7,458,962
Fiserv, Inc.*	89,529	7,190,074
International Business Machines Corp.	37,117	7,537,349
Mastercard, Inc. - Class A	14,808	7,676,467
Paychex, Inc.	211,593	6,904,280
SAIC, Inc.	611,089	7,394,177
Teradata Corp.*	119,927	7,994,334
Total System Services, Inc.	324,719	7,549,717
Visa, Inc. - Class A	48,616	7,676,952
Western Union Co.(The)	543,856	7,739,071

Total IT Services		104,998,470

Leisure Equipment & Products 0.4%
Hasbro, Inc.(a)	192,888	7,208,225
Mattel, Inc.	193,023	7,263,455

Total Leisure Equipment & Products		14,471,680

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	178,997	8,015,486
Life Technologies Corp.*	144,177	9,326,810
PerkinElmer, Inc.	226,880	7,995,251
Thermo Fisher Scientific, Inc.	111,105	8,015,115
Waters Corp.*	81,618	7,473,760

Total Life Sciences Tools & Services		40,826,422

Machinery 3.0%
Caterpillar, Inc.	80,127	7,883,696
Cummins, Inc.	67,012	7,694,988
Deere & Co.	82,970	7,804,158
Dover Corp.	111,642	7,723,394
Flowserve Corp.	50,177	7,866,248
Illinois Tool Works, Inc.	119,256	7,492,854
Ingersoll-Rand PLC	149,758	7,696,064
Joy Global, Inc.	115,656	7,305,990
PACCAR, Inc.	162,487	7,646,638
Pall Corp.	118,351	8,083,373
Parker Hannifin Corp.	85,435	7,942,892
Pentair Ltd.	148,599	7,530,997
Snap-on, Inc.	91,476	7,411,385
Stanley Black & Decker, Inc.	100,075	7,688,762
Xylem, Inc.	266,447	7,441,865

Total Machinery		115,213,304

Media 3.2%
Cablevision Systems Corp. - Class A	493,149	7,219,701
CBS Corp. - Class B	204,792	8,543,922

	Shares	Value
Comcast Corp. - Class A	195,268	$7,435,805
DIRECTV*	143,067	7,316,446
Discovery Communications, Inc. - Class A*	117,173	8,129,463
Gannett Co., Inc.	405,119	7,952,486
Interpublic Group of Cos., Inc.(The)	654,296	7,923,525
McGraw-Hill Cos., Inc.(The)	132,058	7,595,976
News Corp. - Class A	292,021	8,100,662
Omnicom Group, Inc.	144,996	7,870,383
Scripps Networks Interactive, Inc. - Class A	122,779	7,584,059
Time Warner Cable, Inc.	75,843	6,775,814
Time Warner, Inc.	152,423	7,700,410
Viacom, Inc. - Class B	134,582	8,122,024
Walt Disney Co.(The)	146,544	7,895,791
Washington Post Co.(The) - Class B	19,463	7,506,490

Total Media		123,672,957

Metals & Mining 1.3%
Alcoa, Inc.	815,976	7,213,228
Allegheny Technologies, Inc.	250,817	7,938,358
Cliffs Natural Resources, Inc.(a)	210,063	7,837,451
Freeport-McMoRan Copper & Gold, Inc.	211,026	7,438,666
Newmont Mining Corp.	161,098	6,920,770
Nucor Corp.	168,632	7,758,758
United States Steel Corp.(a)	298,973	6,682,047

Total Metals & Mining		51,789,278

Multi-Utilities 2.7%
Ameren Corp.	242,304	7,860,342
CenterPoint Energy, Inc.	362,556	7,410,645
CMS Energy Corp.	296,667	7,624,342
Consolidated Edison, Inc.	127,155	7,232,576
Dominion Resources, Inc.	139,390	7,542,393
DTE Energy Co.	117,830	7,459,817
Integrys Energy Group, Inc.	134,824	7,373,525
NiSource, Inc.	295,210	7,979,526
PG&E Corp.	176,111	7,509,373
Public Service Enterprise Group, Inc.	237,297	7,398,920
SCANA Corp.	156,240	7,313,594
Sempra Energy	99,655	7,479,108
TECO Energy, Inc.	429,535	7,632,837
Wisconsin Energy Corp.	192,529	7,591,419

Total Multi-Utilities		105,408,417

Multiline Retail 1.7%
Big Lots, Inc.*	262,003	8,423,397
Dollar General Corp.*	162,741	7,521,889
Dollar Tree, Inc.*	184,618	7,382,874
Family Dollar Stores, Inc.	108,330	6,142,311
J.C. Penney Co., Inc.(a)	339,855	6,909,252
Kohl’s Corp.	162,836	7,537,678
Macy’s, Inc.	187,335	7,401,606
Nordstrom, Inc.	136,692	7,549,499
Target Corp.	117,912	7,123,064

Total Multiline Retail		65,991,570

Office Electronics 0.2%
Xerox Corp.	1,023,071	8,194,799

Total Office Electronics		8,194,799

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	95,530	7,644,311
Apache Corp.	92,556	7,752,491
Cabot Oil & Gas Corp.	152,367	8,041,930
Chesapeake Energy Corp.	430,617	8,689,851

4

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Chevron Corp.	66,178	$7,620,397
ConocoPhillips	123,610	7,169,380
CONSOL Energy, Inc.	211,646	6,632,986
Denbury Resources, Inc.*	449,139	8,367,460
Devon Energy Corp.	137,326	7,853,674
EOG Resources, Inc.	59,907	7,487,177
EQT Corp.	125,904	7,479,957
Exxon Mobil Corp.	81,038	7,290,989
Hess Corp.	138,758	9,318,987
Kinder Morgan, Inc.	211,538	7,924,213
Marathon Oil Corp.	231,314	7,774,464
Marathon Petroleum Corp.	113,583	8,428,994
Murphy Oil Corp.	120,050	7,145,376
Newfield Exploration Co.*	276,867	8,167,576
Noble Energy, Inc.	71,204	7,675,079
Occidental Petroleum Corp.	93,635	8,265,161
Peabody Energy Corp.	257,689	6,480,878
Phillips 66	133,331	8,075,859
Pioneer Natural Resources Co.	69,269	8,141,878
QEP Resources, Inc.	240,357	7,054,478
Range Resources Corp.	114,889	7,717,094
Southwestern Energy Co.*	216,472	7,424,990
Spectra Energy Corp.	262,252	7,285,361
Tesoro Corp.	163,287	7,950,444
Valero Energy Corp.	213,636	9,342,302
Williams Cos., Inc.(The)	226,509	7,939,140
WPX Energy, Inc.*	460,383	6,919,556

Total Oil, Gas & Consumable Fuels		241,062,433

Paper & Forest Products 0.4%
International Paper Co.	187,377	7,761,155
MeadWestvaco Corp.	235,365	7,378,693

Total Paper & Forest Products		15,139,848

Personal Products 0.4%
Avon Products, Inc.	506,804	8,605,532
Estee Lauder Cos., Inc.(The) - Class A	117,008	7,129,297

Total Personal Products		15,734,829

Pharmaceuticals 2.3%
AbbVie, Inc.	207,167	7,600,957
Actavis, Inc.*	81,308	7,024,198
Allergan, Inc.	77,784	8,168,098
Bristol-Myers Squibb Co.	217,800	7,871,292
Eli Lilly & Co.	149,246	8,013,018
Forest Laboratories, Inc.*	199,738	7,250,489
Hospira, Inc.*	223,988	7,642,471
Johnson & Johnson	100,829	7,453,280
Merck & Co., Inc.	163,864	7,087,118
Mylan, Inc.*	255,012	7,209,189
Perrigo Co.	68,364	6,871,266
Pfizer, Inc.	283,493	7,733,689

Total Pharmaceuticals		89,925,065

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	88,545	7,219,959
Equifax, Inc.	134,539	7,897,439
Robert Half International, Inc.	239,869	8,452,984

Total Professional Services		23,570,382

Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp.	92,921	7,075,934
Apartment Investment & Management Co. - Class A	278,918	7,608,883
AvalonBay Communities, Inc.	53,857	6,990,100
Boston Properties, Inc.	68,487	7,210,311

	Shares	Value
Equity Residential	128,587	$7,122,434
HCP, Inc.	161,410	7,487,810
Health Care REIT, Inc.	122,399	7,691,553
Host Hotels & Resorts, Inc.	467,301	7,845,984
Kimco Realty Corp.	369,649	7,677,610
Plum Creek Timber Co., Inc.	167,556	8,072,848
ProLogis, Inc.	203,246	8,109,515
Public Storage	50,812	7,821,491
Simon Property Group, Inc.	46,276	7,412,490
Ventas, Inc.	113,785	7,542,808
Vornado Realty Trust	92,289	7,794,729
Weyerhaeuser Co.	260,909	7,858,579

Total Real Estate Investment Trusts (REITs)		121,323,079

Real Estate Management & Development 0.2%
CBRE Group, Inc.*	371,330	8,013,301

Total Real Estate Management & Development		8,013,301

Road & Rail 0.8%
CSX Corp.	360,787	7,948,138
Norfolk Southern Corp.	116,302	8,009,719
Ryder System, Inc.	143,803	8,165,134
Union Pacific Corp.	57,328	7,536,339

Total Road & Rail		31,659,330

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*(a)	2,983,662	7,757,521
Altera Corp.	217,058	7,254,078
Analog Devices, Inc.	172,465	7,526,373
Applied Materials, Inc.	644,133	8,315,757
Broadcom Corp. - Class A	222,476	7,219,346
First Solar, Inc.*(a)	218,968	6,170,518
Intel Corp.	347,549	7,312,431
KLA-Tencor Corp.	151,095	8,296,626
Lam Research Corp.*	196,004	8,063,605
Linear Technology Corp.	212,296	7,774,279
LSI Corp.*	1,056,502	7,437,774
Microchip Technology, Inc.	225,518	7,543,577
Micron Technology, Inc.*	1,042,516	7,881,421
NVIDIA Corp.	566,410	6,944,187
Teradyne, Inc.*	432,380	6,987,261
Texas Instruments, Inc.	231,762	7,666,687
Xilinx, Inc.	201,532	7,353,903

Total Semiconductors & Semiconductor Equipment		127,505,344

Software 2.4%
Adobe Systems, Inc.*	189,815	7,180,701
Autodesk, Inc.*	208,309	8,099,054
BMC Software, Inc.*	177,543	7,376,911
CA, Inc.	326,185	8,095,912
Citrix Systems, Inc.*	109,725	8,027,481
Electronic Arts, Inc.*	466,060	7,331,124
Intuit, Inc.	118,452	7,389,036
Microsoft Corp.	266,021	7,307,597
Oracle Corp.	223,074	7,921,358
Red Hat, Inc.*	142,085	7,894,242
Salesforce.com, Inc.*	42,661	7,343,238
Symantec Corp.*	381,740	8,310,480

Total Software		92,277,134

Specialty Retail 3.6%
Abercrombie & Fitch Co. - Class A	152,395	7,619,750
AutoNation, Inc.*	185,676	9,005,286
AutoZone, Inc.*	20,000	7,394,000
Bed Bath & Beyond, Inc.*	122,451	7,187,874
Best Buy Co., Inc.	591,853	9,623,530

5

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
CarMax, Inc.*	203,397	$8,017,910
GameStop Corp. - Class A(a)	259,250	6,014,600
Gap, Inc.(The)	226,757	7,410,419
Home Depot, Inc.	114,984	7,694,729
Limited Brands, Inc.	141,411	6,790,556
Lowe’s Cos., Inc.	206,871	7,900,404
O’Reilly Automotive, Inc.*	79,756	7,389,393
PetSmart, Inc.	103,012	6,738,015
Ross Stores, Inc.	134,146	8,008,516
Staples, Inc.	610,461	8,229,014
Tiffany & Co.	122,687	8,066,670
TJX Cos., Inc.	167,317	7,559,382
Urban Outfitters, Inc.*	184,740	7,905,025

Total Specialty Retail		138,555,073

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	124,993	6,374,643
Fossil, Inc.*	78,668	8,305,768
NIKE, Inc. - Class B	147,105	7,951,025
Ralph Lauren Corp.	47,515	7,910,297
V.F. Corp.	48,043	7,090,186

Total Textiles, Apparel & Luxury Goods		37,631,919

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	892,491	7,630,798
People’s United Financial, Inc.	586,490	7,219,692

Total Thrifts & Mortgage Finance		14,850,490

Tobacco 0.7%
Altria Group, Inc.	214,991	7,240,897
Lorillard, Inc.	179,169	7,000,133
Philip Morris International, Inc.	81,299	7,167,320
Reynolds American, Inc.	166,746	7,333,489

Total Tobacco		28,741,839

Trading Companies & Distributors 0.4%
Fastenal Co.	165,425	8,218,314
W.W. Grainger, Inc.	37,558	8,180,884

Total Trading Companies & Distributors		16,399,198

Wireless Telecommunication Services 0.6%
Crown Castle International Corp.*	100,256	7,070,053
MetroPCS Communications, Inc.*	709,489	7,116,175
Sprint Nextel Corp.*	1,284,893	7,233,947

Total Wireless Telecommunication Services		21,420,175

Total Common Stocks (Cost $3,495,295,894)		3,850,556,018

	Face
	Amount
REPURCHASE AGREEMENT 0.1%

State Street Bank & Trust Co., 0.01%, dated 01/31/13, to be repurchased at $2,881,001 on 02/01/13 collateralized by $3,025,000 FHLMC at 2.000% due 01/30/23 with a value of $2,942,327(b)	$2,881,000	2,881,000

Total Repurchase Agreements (Cost $2,881,000)		2,881,000

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL 1.7%(c)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(b)	$18,806,509	$18,806,509
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(b)	18,806,509	18,806,509
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(b)	26,775,955	26,775,955

Total Securities Lending Collateral (Cost $64,388,973)		64,388,973

Total Investments 101.6%(d) (Cost $3,562,565,867)		3,917,825,991

Other Assets and Liabilities, net – (1.6)%		(62,764,333)

Net Assets – 100.0%		$3,855,061,658

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013
(b)	Values determined based on Level 2 inputs (Note G).
(c)	Securities lending collateral (Note H).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

6

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.8%

Aerospace & Defense 1.4%
Alliant Techsystems, Inc.	130	$8,414
BE Aerospace, Inc.*	167	8,599
Esterline Technologies Corp.*	124	8,232
Exelis, Inc.	681	7,484
Huntington Ingalls Industries, Inc.	193	8,550
Triumph Group, Inc.	127	8,937

Total Aerospace & Defense		50,216

Air Freight & Logistics 0.3%
UTi Worldwide, Inc.	610	9,004

Total Air Freight & Logistics		9,004

Airlines 0.5%
Alaska Air Group, Inc.*	185	8,534
JetBlue Airways Corp.*	1,444	8,390

Total Airlines		16,924

Auto Components 0.2%
Gentex Corp.	440	8,417

Total Auto Components		8,417

Automobiles 0.3%
Thor Industries, Inc.	221	9,300

Total Automobiles		9,300

Biotechnology 0.7%
Regeneron Pharmaceuticals, Inc.*	44	7,653
United Therapeutics Corp.*	158	8,515
Vertex Pharmaceuticals, Inc.*	191	8,553

Total Biotechnology		24,721

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	272	8,905
Lennox International, Inc.	157	9,029

Total Building Products		17,934

Capital Markets 2.6%
Affiliated Managers Group, Inc.*	62	8,924
Apollo Investment Corp.	998	8,982
Eaton Vance Corp.	258	9,340
Federated Investors, Inc. - Class B	346	8,186
Greenhill & Co., Inc.	154	9,071
Janus Capital Group, Inc.	967	8,993
Jefferies Group, Inc.	441	8,789
Raymond James Financial, Inc.	213	9,506
SEI Investments Co.	360	9,705
Waddell & Reed Financial, Inc. - Class A	241	9,568

Total Capital Markets		91,064

Chemicals 2.9%
Albemarle Corp.	134	8,216
Ashland, Inc.	105	8,244
Cabot Corp.	207	7,748
Cytec Industries, Inc.	115	8,429
Intrepid Potash, Inc.	373	8,691
Minerals Technologies, Inc.	211	8,729
NewMarket Corp.	30	7,655
Olin Corp.	372	8,653
RPM International, Inc.	277	8,645
Scotts Miracle-Gro Co.(The) - Class A	188	8,219
Sensient Technologies Corp.	225	8,572

	Shares	Value
Valspar Corp.	133	$8,815

Total Chemicals		100,616

Commercial Banks 5.5%
Associated Banc-Corp.	627	8,947
BancorpSouth, Inc.	584	8,468
Bank of Hawaii Corp.	183	8,800
Cathay General Bancorp	447	8,676
City National Corp.	164	8,685
Commerce Bancshares, Inc.	227	8,524
Cullen/Frost Bankers, Inc.	148	8,716
East West Bancorp, Inc.	381	8,934
First Niagara Financial Group, Inc.	1,045	8,193
FirstMerit Corp.	576	8,773
Fulton Financial Corp.	834	9,082
Hancock Holding Co.	256	7,736
International Bancshares Corp.	452	8,837
Prosperity Bancshares, Inc.	191	8,616
Signature Bank*	116	8,576
SVB Financial Group*	149	9,889
Synovus Financial Corp.(a)	3,341	8,620
TCF Financial Corp.	682	9,316
Trustmark Corp.	360	8,327
Valley National Bancorp	862	8,439
Webster Financial Corp.	390	8,678
Westamerica Bancorp	193	8,573

Total Commercial Banks		191,405

Commercial Services & Supplies 2.8%
Brink’s Co.(The)	282	8,409
Clean Harbors, Inc.*	142	7,894
Copart, Inc.*	264	9,480
Corrections Corp. of America	229	8,677
Deluxe Corp.	268	9,860
Herman Miller, Inc.	383	9,460
HNI Corp.	278	8,776
Mine Safety Appliances Co.	205	9,475
R.R. Donnelley & Sons Co.(a)	878	8,078
Rollins, Inc.	360	8,899
Waste Connections, Inc.	245	8,825

Total Commercial Services & Supplies		97,833

Communications Equipment 1.6%
ADTRAN, Inc.	410	8,282
Ciena Corp.*	508	7,955
InterDigital, Inc.	187	8,114
Plantronics, Inc.	231	9,499
Polycom, Inc.*	764	8,427
Riverbed Technology, Inc.*	450	8,730
Tellabs, Inc.	2,391	5,451

Total Communications Equipment		56,458

Computers & Peripherals 1.0%
Diebold, Inc.	272	8,008
Lexmark International, Inc. - Class A	344	8,277
NCR Corp.*	325	9,025
QLogic Corp.*	901	10,406

Total Computers & Peripherals		35,716

Construction & Engineering 1.2%
Aecom Technology Corp.*	335	8,566
Granite Construction, Inc.	244	8,872
KBR, Inc.	265	8,273
Shaw Group, Inc.(The)*	176	8,328

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
URS Corp.	205	$8,504

Total Construction & Engineering		42,543

Construction Materials 0.2%
Martin Marietta Materials, Inc.	86	8,491

Total Construction Materials		8,491

Containers & Packaging 1.5%
AptarGroup, Inc.	170	8,760
Greif, Inc. - Class A	181	8,503
Packaging Corp. of America	220	8,455
Rock Tenn Co. - Class A	119	9,395
Silgan Holdings, Inc.	181	7,765
Sonoco Products Co.	273	8,460

Total Containers & Packaging		51,338

Distributors 0.2%
LKQ Corp.*	386	8,643

Total Distributors		8,643

Diversified Consumer Services 1.4%
DeVry, Inc.	319	8,029
Matthews International Corp. - Class A	247	8,092
Regis Corp.	482	8,555
Service Corp. International	557	8,316
Sotheby’s	245	8,800
Strayer Education, Inc.	134	7,625

Total Diversified Consumer Services		49,417

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	267	9,046
MSCI, Inc. - Class A*	265	8,941

Total Diversified Financial Services		17,987

Diversified Telecommunication Services 0.3%
tw telecom, Inc.*	319	8,814

Total Diversified Telecommunication Services		8,814

Electric Utilities 1.9%
Cleco Corp.	201	8,593
Great Plains Energy, Inc.	400	8,560
Hawaiian Electric Industries, Inc.	318	8,576
IDACORP, Inc.	186	8,632
NV Energy, Inc.	441	8,348
OGE Energy Corp.	144	8,454
PNM Resources, Inc.	391	8,352
Westar Energy, Inc.	284	8,540

Total Electric Utilities		68,055

Electrical Equipment 1.3%
Acuity Brands, Inc.	120	8,256
AMETEK, Inc.	214	8,772
General Cable Corp.*	270	9,077
Hubbell, Inc. - Class B	97	8,832
Regal-Beloit Corp.	117	8,677

Total Electrical Equipment		43,614

Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	212	8,145
Avnet, Inc.*	264	9,335
Ingram Micro, Inc. - Class A*	485	8,817
Itron, Inc.*	180	8,350
National Instruments Corp.	322	9,145
Tech Data Corp.*	179	9,113
Trimble Navigation, Ltd.*	138	8,625

	Shares	Value
Vishay Intertechnology, Inc.*	789	$8,671

Total Electronic Equipment, Instruments & Components		70,201

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	178	9,393
CARBO Ceramics, Inc.	100	8,011
Dresser-Rand Group, Inc.*	152	9,280
Dril-Quip, Inc.*	113	9,163
Helix Energy Solutions Group, Inc.*	420	9,962
Oceaneering International, Inc.	155	9,797
Oil States International, Inc.*	120	9,310
Patterson-UTI Energy, Inc.	458	9,316
Superior Energy Services, Inc.*	403	10,063
Tidewater, Inc.	180	8,851
Unit Corp.*	180	8,663

Total Energy Equipment & Services		101,809

Food & Staples Retailing 0.8%
Harris Teeter Supermarkets, Inc.	215	8,920
SUPERVALU, Inc.(a)	3,002	11,738
United Natural Foods, Inc.*	150	8,097

Total Food & Staples Retailing		28,755

Food Products 2.0%
Flowers Foods, Inc.	334	8,978
Green Mountain Coffee Roasters, Inc.*	198	9,015
Hillshire Brands Co.	281	8,705
Ingredion, Inc.	124	8,193
Lancaster Colony Corp.	117	8,361
Post Holdings, Inc.*	233	8,851
Smithfield Foods, Inc.*	357	8,322
Tootsie Roll Industries, Inc.(a)	301	8,157

Total Food Products		68,582

Gas Utilities 1.2%
Atmos Energy Corp.	226	8,443
National Fuel Gas Co.	151	8,215
Questar Corp.	408	9,478
UGI Corp.	247	8,704
WGL Holdings, Inc.	204	8,554

Total Gas Utilities		43,394

Health Care Equipment & Supplies 2.2%
Cooper Cos., Inc.(The)	84	8,513
Hill-Rom Holdings, Inc.	275	9,125
Hologic, Inc.*	405	9,655
IDEXX Laboratories, Inc.*	83	7,903
Masimo Corp.	387	7,856
ResMed, Inc.	190	8,322
STERIS Corp.	238	8,980
Teleflex, Inc.	116	8,700
Thoratec Corp.*	212	7,744

Total Health Care Equipment & Supplies		76,798

Health Care Providers & Services 3.1%
Community Health Systems, Inc.	269	10,311
Health Management Associates, Inc. - Class A*	980	10,231
Health Net, Inc.*	321	8,731
Henry Schein, Inc.*	98	8,462
HMS Holdings Corp.*	316	8,614
LifePoint Hospitals, Inc.*	220	9,616
Mednax, Inc.*	102	8,727
Omnicare, Inc.	223	8,686
Owens & Minor, Inc.	285	8,724

2

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Universal Health Services, Inc. - Class B	175	$9,912
VCA Antech, Inc.*	382	8,251
WellCare Health Plans, Inc.*	170	8,621

Total Health Care Providers & Services		108,886

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	741	8,210

Total Health Care Technology		8,210

Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc.*	176	8,476
Bob Evans Farms, Inc.	201	8,898
Brinker International, Inc.	253	8,283
Cheesecake Factory, Inc.(The)	241	7,992
International Speedway Corp. - Class A	305	8,360
Life Time Fitness, Inc.*	166	8,421
Panera Bread Co. - Class A*	50	7,991
Scientific Games Corp. - Class A*	957	8,508
Wendy’s Co.(The)	1,695	8,712
WMS Industries, Inc.*	501	12,400

Total Hotels, Restaurants & Leisure		88,041

Household Durables 2.2%
Jarden Corp.*	160	9,414
KB Home(a)	510	9,726
MDC Holdings, Inc.	233	9,162
Mohawk Industries, Inc.*	98	9,963
NVR, Inc.*	9	9,267
Tempur-Pedic International, Inc.*	265	10,324
Toll Brothers, Inc.*	259	9,699
Tupperware Brands Corp.	121	9,220

Total Household Durables		76,775

Household Products 0.5%
Church & Dwight Co., Inc.	150	8,668
Energizer Holdings, Inc.	100	8,701

Total Household Products		17,369

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	139	8,917

Total Industrial Conglomerates		8,917

Insurance 4.2%
Alleghany Corp.*	24	8,654
American Financial Group, Inc.	203	8,640
Arthur J. Gallagher & Co.	227	8,388
Aspen Insurance Holdings Ltd.	257	8,766
Brown & Brown, Inc.	310	8,475
Everest Re Group Ltd.	75	8,686
Fidelity National Financial, Inc. - Class A	350	8,785
First American Financial Corp.	341	8,147
Hanover Insurance Group, Inc.(The)	213	8,852
HCC Insurance Holdings, Inc.	219	8,471
Kemper Corp.	273	9,094
Mercury General Corp.	193	7,643
Old Republic International Corp.	753	8,584
Protective Life Corp.	288	9,112
Reinsurance Group of America, Inc.	155	8,895
StanCorp Financial Group, Inc.	226	8,789
W.R. Berkley Corp.	205	8,440

Total Insurance		146,421

Internet & Catalog Retail 0.3%
HSN, Inc.	150	8,940

Total Internet & Catalog Retail		8,940

	Shares	Value
Internet Software & Services 1.2%
AOL, Inc.*	262	$8,030
Equinix, Inc.*	40	8,617
Monster Worldwide, Inc.*	1,403	8,137
Rackspace Hosting, Inc.*	116	8,741
ValueClick, Inc.*	410	8,393

Total Internet Software & Services		41,918

IT Services 3.4%
Acxiom Corp.*	451	7,996
Alliance Data Systems Corp.*	55	8,668
Broadridge Financial Solutions, Inc.	346	8,155
Convergys Corp.	491	8,357
CoreLogic, Inc.*	291	7,636
DST Systems, Inc.	131	8,769
Gartner, Inc.*	172	8,860
Global Payments, Inc.	180	8,867
Jack Henry & Associates, Inc.	208	8,628
Lender Processing Services, Inc.	321	7,717
ManTech International Corp. - Class A	316	7,796
NeuStar, Inc. - Class A*	191	8,622
VeriFone Systems, Inc.*	270	9,374
WEX, Inc.*	111	8,725

Total IT Services		118,170

Leisure Equipment & Products 0.2%
Polaris Industries, Inc.	99	8,622

Total Leisure Equipment & Products		8,622

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc. - Class A*	77	8,762
Charles River Laboratories International, Inc.*	218	9,008
Covance, Inc.*	137	9,139
Mettler-Toledo International, Inc.*	42	8,926
Techne Corp.	117	8,387

Total Life Sciences Tools & Services		44,222

Machinery 5.2%
AGCO Corp.*	164	8,692
CLARCOR, Inc.	177	8,931
Crane Co.	181	9,101
Donaldson Co., Inc.	243	9,139
Gardner Denver, Inc.	109	7,670
Graco, Inc.	156	8,923
Harsco Corp.	365	9,304
IDEX Corp.	177	8,831
ITT Corp.	354	9,091
Kennametal, Inc.	204	8,366
Lincoln Electric Holdings, Inc.	167	9,006
Nordson Corp.	131	8,858
Oshkosh Corp.*	281	11,010
SPX Corp.	131	9,777
Terex Corp.*	313	10,135
Timken Co.	176	9,435
Trinity Industries, Inc.	230	9,131
Valmont Industries, Inc.	59	8,598
Wabtec Corp.	92	8,613
Woodward, Inc.	220	8,450

Total Machinery		181,061

Marine 0.5%
Kirby Corp.*	137	9,679
Matson, Inc.	334	9,155

Total Marine		18,834

3

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Media 2.2%
AMC Networks, Inc. - Class A*	158	$9,001
Cinemark Holdings, Inc.	309	8,695
DreamWorks Animation SKG, Inc. - Class A*	488	8,496
John Wiley & Sons, Inc. - Class A	219	8,388
Lamar Advertising Co. - Class A*	198	8,443
Meredith Corp.	230	8,340
New York Times Co.(The) - Class A*	962	8,523
Scholastic Corp.	277	8,216
Valassis Communications, Inc.	294	8,250

Total Media		76,352

Metals & Mining 1.7%
Carpenter Technology Corp.	160	8,373
Commercial Metals Co.	554	9,224
Compass Minerals International, Inc.	107	7,709
Reliance Steel & Aluminum Co.	135	8,737
Royal Gold, Inc.	99	7,392
Steel Dynamics, Inc.	588	8,944
Worthington Industries, Inc.	336	9,233

Total Metals & Mining		59,612

Multi-Utilities 1.0%
Alliant Energy Corp.	182	8,343
Black Hills Corp.	223	8,998
MDU Resources Group, Inc.	377	8,792
Vectren Corp.	270	8,521

Total Multi-Utilities		34,654

Multiline Retail 0.2%
Saks, Inc.*	749	8,097

Total Multiline Retail		8,097

Office Electronics 0.3%
Zebra Technologies Corp. - Class A*	206	8,916

Total Office Electronics		8,916

Oil, Gas & Consumable Fuels 3.1%
Alpha Natural Resources, Inc.*	825	7,309
Arch Coal, Inc.	1,042	7,419
Bill Barrett Corp.*	430	6,867
Cimarex Energy Co.	142	9,068
Energen Corp.	180	8,665
Forest Oil Corp.*	1,240	8,630
HollyFrontier Corp.	171	8,930
Northern Oil and Gas, Inc.*	492	8,138
Plains Exploration & Production Co.*	173	8,261
Quicksilver Resources, Inc.*	2,465	6,754
Rosetta Resources, Inc.*	187	9,915
SM Energy Co.	168	9,771
World Fuel Services Corp.	202	8,708

Total Oil, Gas & Consumable Fuels		108,435

Paper & Forest Products 0.5%
Domtar Corp.	101	8,406
Louisiana-Pacific Corp.*	455	8,841

Total Paper & Forest Products		17,247

Pharmaceuticals 0.3%
Endo Health Solutions, Inc.*	312	9,878

Total Pharmaceuticals		9,878

Professional Services 1.0%
Corporate Executive Board Co.(The)	172	8,619
FTI Consulting, Inc.*	240	7,800
Manpower, Inc.	193	9,940

	Shares	Value
Towers Watson & Co. - Class A	142	$8,673

Total Professional Services		35,032

Real Estate Investment Trusts (REITs) 6.9%
Alexandria Real Estate Equities, Inc.	115	8,337
American Campus Communities, Inc.	177	8,243
BioMed Realty Trust, Inc.	420	8,547
BRE Properties, Inc.	165	8,395
Camden Property Trust	120	8,327
Corporate Office Properties Trust	324	8,573
Duke Realty Corp.	594	9,154
Equity One, Inc.	383	8,660
Essex Property Trust, Inc.	56	8,612
Extra Space Storage, Inc.	203	8,088
Federal Realty Investment Trust	77	8,150
Highwoods Properties, Inc.	246	8,856
Home Properties, Inc.	134	8,237
Hospitality Properties Trust	354	8,928
Liberty Property Trust	230	9,009
Macerich Co.(The)	138	8,241
Mack-Cali Realty Corp.	313	8,504
National Retail Properties, Inc.	261	8,357
Omega Healthcare Investors, Inc.	351	8,972
Potlatch Corp.	209	9,068
Rayonier, Inc.	162	8,722
Realty Income Corp.	198	8,649
Regency Centers Corp.	173	8,621
Senior Housing Properties Trust	349	8,407
SL Green Realty Corp.	105	8,440
Taubman Centers, Inc.	105	8,557
UDR, Inc.	353	8,433
Weingarten Realty Investors	300	8,652

Total Real Estate Investment Trusts (REITs)		239,739

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.*	281	9,442
Jones Lang LaSalle, Inc.	97	8,937

Total Real Estate Management & Development		18,379

Road & Rail 1.6%
Con-way, Inc.	284	8,912
Genesee & Wyoming, Inc. - Class A*	109	9,219
JB Hunt Transport Services, Inc.	140	9,418
Kansas City Southern	98	9,125
Landstar System, Inc.	162	9,241
Werner Enterprises, Inc.	383	9,046

Total Road & Rail		54,961

Semiconductors & Semiconductor Equipment 3.1%
Atmel Corp.*	1,403	9,400
Cree, Inc.*	235	10,140
Cypress Semiconductor Corp.*	743	7,631
Fairchild Semiconductor International, Inc.*	571	8,434
Integrated Device Technology, Inc.*	1,174	8,488
International Rectifier Corp.*	463	9,024
Intersil Corp. - Class A	987	8,537
MEMC Electronic Materials, Inc.*	2,480	10,317
RF Micro Devices, Inc.*	1,721	8,605
Semtech Corp.*	285	8,596
Silicon Laboratories, Inc.*	188	8,204
Skyworks Solutions, Inc.*	403	9,648

Total Semiconductors & Semiconductor Equipment		107,024

Software 4.2%
ACI Worldwide, Inc.*	187	8,890

4

GUGGENHEIM S&P MIDCAP 400® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Advent Software, Inc.*	363	$8,948
ANSYS, Inc.*	119	8,758
Cadence Design Systems, Inc.*	606	8,442
Compuware Corp.*	838	9,738
Concur Technologies, Inc.*	122	8,162
Factset Research Systems, Inc.	85	7,864
Fair Isaac Corp.	192	8,653
Informatica Corp.*	272	10,067
Mentor Graphics Corp.*	499	8,548
MICROS Systems, Inc.*	201	9,252
PTC, Inc.*	361	8,368
Rovi Corp.*	512	8,852
Solarwinds, Inc.*	147	8,000
Solera Holdings, Inc.	151	8,276
Synopsys, Inc.*	251	8,393
TIBCO Software, Inc.*	388	9,095

Total Software		148,306

Specialty Retail 4.1%
Aaron’s, Inc.	290	8,599
Advance Auto Parts, Inc.	110	8,087
Aeropostale, Inc.*	597	8,077
American Eagle Outfitters, Inc.	388	7,842
ANN, Inc.*	244	7,525
Ascena Retail Group, Inc.*	433	7,339
Barnes & Noble, Inc.*	506	6,750
Cabela’s, Inc.*	182	9,395
Chico’s FAS, Inc.	445	7,979
Dick’s Sporting Goods, Inc.	177	8,423
Foot Locker, Inc.	246	8,450
Guess?, Inc.	327	8,859
Office Depot, Inc.*	2,335	10,111
Rent-A-Center, Inc.	227	8,099
Signet Jewelers Ltd.	147	9,199
Tractor Supply Co.	94	9,745
Williams-Sonoma, Inc.	185	8,140

Total Specialty Retail		142,619

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.*	155	9,336
Deckers Outdoor Corp.*(a)	214	8,549
Hanesbrands, Inc.*	225	8,433
PVH Corp.	74	8,796
Under Armour, Inc. - Class A*	166	8,444
Warnaco Group, Inc.(The)*	113	8,273

Total Textiles, Apparel & Luxury Goods		51,831

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	851	8,289
New York Community Bancorp, Inc.	626	8,357
Washington Federal, Inc.	506	8,900

Total Thrifts & Mortgage Finance		25,546

Tobacco 0.3%
Universal Corp.	161	8,755

Total Tobacco		8,755

Trading Companies & Distributors 1.0%
GATX Corp.	189	8,949
MSC Industrial Direct Co., Inc. - Class A	112	8,861
United Rentals, Inc.*	189	9,567
Watsco, Inc.	110	8,289

Total Trading Companies & Distributors		35,666

	Shares	Value
Water Utilities 0.3%
Aqua America, Inc.	325	$8,850

Total Water Utilities		8,850

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	361	9,130

Total Wireless Telecommunication Services		9,130

Total Common Stocks (Cost $3,106,038)		3,483,464

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	17,459	17,459

Total Short Term Investments (Cost $17,459)		17,459

	Face
	Amount
SECURITIES LENDING COLLATERAL 0.6%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$6,607	6,607
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	6,607	6,607
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	9,406	9,406

Total Securities Lending Collateral (Cost $22,620)		22,620

Total Investments 100.9%(d) (Cost $3,146,117)		3,523,543

Other Assets and Liabilities, net – (0.9)%		(29,991)

Net Assets – 100.0%		$3,493,552

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

5

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.8%

Aerospace & Defense 1.8%
AAR Corp.	334	$6,296
Aerovironment, Inc.*	239	5,174
American Science & Engineering, Inc.	82	5,542
Cubic Corp.	108	5,076
Curtiss-Wright Corp.	170	6,061
Engility Holdings, Inc.*	279	5,371
GenCorp, Inc.*	608	6,524
Moog, Inc. - Class A*	140	6,132
National Presto Industries, Inc.	74	5,428
Orbital Sciences Corp.*	415	6,100
Teledyne Technologies, Inc.*	86	5,870

Total Aerospace & Defense		63,574

Air Freight & Logistics 0.3%
Forward Air Corp.	162	6,012
Hub Group, Inc. - Class A*	168	6,184

Total Air Freight & Logistics		12,196

Airlines 0.3%
Allegiant Travel Co.	72	5,362
SkyWest, Inc.	446	5,637

Total Airlines		10,999

Auto Components 0.9%
Dorman Products, Inc.	161	5,575
Drew Industries, Inc.	172	6,299
Spartan Motors, Inc.	1,129	6,402
Standard Motor Products, Inc.	258	5,988
Superior Industries International, Inc.	282	5,716

Total Auto Components		29,980

Automobiles 0.2%
Winnebago Industries, Inc.*	381	7,132

Total Automobiles		7,132

Beverages 0.2%
Boston Beer Co., Inc. - Class A*	40	5,614

Total Beverages		5,614

Biotechnology 1.0%
Acorda Therapeutics, Inc.*	211	6,093
ArQule, Inc.*	1,889	4,779
Cubist Pharmaceuticals, Inc.*	125	5,380
Emergent Biosolutions, Inc.*	354	5,682
Momenta Pharmaceuticals, Inc.*	467	5,889
Spectrum Pharmaceuticals, Inc.(a)	482	6,078

Total Biotechnology		33,901

Building Products 1.5%
AAON, Inc.	260	5,912
AO Smith Corp.	87	6,027
Apogee Enterprises, Inc.	236	5,770
Gibraltar Industries, Inc.*	361	6,271
Griffon Corp.	503	5,936
NCI Building Systems, Inc.*	381	5,898
Quanex Building Products Corp.	256	5,289
Simpson Manufacturing Co., Inc.	166	5,382
Universal Forest Products, Inc.	148	6,016

Total Building Products		52,501

Capital Markets 1.6%
Calamos Asset Management, Inc. - Class A	545	5,679

	Shares	Value
Financial Engines, Inc.*	197	$6,552
HFF, Inc. - Class A	388	6,767
Investment Technology Group, Inc.*	570	5,768
Piper Jaffray Cos.*	178	6,894
Prospect Capital Corp.	497	5,606
Stifel Financial Corp.*	174	6,412
SWS Group, Inc.*	1,037	6,834
Virtus Investment Partners, Inc.*	46	6,854

Total Capital Markets		57,366

Chemicals 2.8%
A. Schulman, Inc.	191	6,141
American Vanguard Corp.	187	6,339
Balchem Corp.	149	5,573
Calgon Carbon Corp.*	380	6,095
H.B. Fuller Co.	162	6,331
Hawkins, Inc.	134	5,229
Innophos Holdings, Inc.	116	5,866
Koppers Holdings, Inc.	144	5,841
Kraton Performance Polymers, Inc.*	230	6,037
LSB Industries, Inc.*	162	6,707
OM Group, Inc.*	256	7,071
PolyOne Corp.	266	5,809
Quaker Chemical Corp.	106	6,060
Stepan Co.	106	6,218
Tredegar Corp.	274	6,250
Zep, Inc.	412	6,015

Total Chemicals		97,582

Commercial Banks 6.0%
Bank of the Ozarks, Inc.	164	5,956
Banner Corp.	175	5,285
BBCN Bancorp, Inc.	462	5,586
Boston Private Financial Holdings, Inc.	611	5,652
City Holding Co.	158	5,971
Columbia Banking System, Inc.	312	6,302
Community Bank System, Inc.	202	5,737
CVB Financial Corp.	539	5,929
First BanCorp*	1,291	6,623
First Commonwealth Financial Corp.	811	5,734
First Financial Bancorp	382	5,841
First Financial Bankshares, Inc.	134	5,502
First Midwest Bancorp, Inc.	431	5,461
FNB Corp.	505	5,853
Glacier Bancorp, Inc.	369	5,749
Hanmi Financial Corp.*	419	6,893
Home BancShares, Inc.	166	5,763
Independent Bank Corp.	186	5,764
National Penn Bancshares, Inc.	577	5,626
NBT Bancorp, Inc.	270	5,600
Old National Bancorp	456	6,092
PacWest Bancorp	218	5,991
Pinnacle Financial Partners, Inc.*	288	6,183
PrivateBancorp, Inc.	359	6,164
S&T Bancorp, Inc.	298	5,495
Simmons First National Corp. - Class A	220	5,617
Sterling Bancorp	593	5,687
Susquehanna Bancshares, Inc.	527	6,018
Texas Capital Bancshares, Inc.*	120	4,968
Tompkins Financial Corp.	138	5,646
UMB Financial Corp.	124	5,489
Umpqua Holdings Corp.	457	5,776
United Bankshares, Inc.	216	5,506
United Community Banks, Inc.*	607	6,367
Wilshire Bancorp, Inc.*	944	5,796

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Wintrust Financial Corp.	148	$5,486

Total Commercial Banks		209,108

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	262	5,743
Consolidated Graphics, Inc.*	154	5,641
G&K Services, Inc. - Class A	156	6,246
Geo Group, Inc.(The)	201	6,557
Healthcare Services Group, Inc.	229	5,530
Interface, Inc.	361	6,058
Mobile Mini, Inc.*	245	5,880
SYKES Enterprises, Inc.*	372	5,989
Tetra Tech, Inc.*	206	5,904
UniFirst Corp.	74	6,049
United Stationers, Inc.	174	5,801
Viad Corp.	200	5,584

Total Commercial Services & Supplies		70,982

Communications Equipment 2.1%
Arris Group, Inc.*	375	6,195
Bel Fuse, Inc. - Class B	300	5,589
Black Box Corp.	215	5,037
Comtech Telecommunications Corp.	209	5,539
Digi International, Inc.*	554	5,429
Harmonic, Inc.*	1,101	5,758
Ixia*	349	6,628
Netgear, Inc.*	146	5,126
Oplink Communications, Inc.*	356	5,999
PC-Tel, Inc.	797	5,914
Procera Networks, Inc.*	290	4,881
Symmetricom, Inc.*	898	4,840
Viasat, Inc.*	140	5,377

Total Communications Equipment		72,312

Computers & Peripherals 1.2%
3D Systems Corp.*	116	6,711
Avid Technology, Inc.*	715	5,291
Electronics for Imaging, Inc.*	292	6,605
Intermec, Inc.*	539	5,325
Intevac, Inc.*	1,129	4,753
Super Micro Computer, Inc.*	582	7,205
Synaptics, Inc.*	200	7,016

Total Computers & Peripherals		42,906

Construction & Engineering 0.8%
Aegion Corp.*	252	5,927
Comfort Systems USA, Inc.	467	6,029
Dycom Industries, Inc.*	284	5,958
EMCOR Group, Inc.	159	5,777
Orion Marine Group, Inc.*	725	5,655

Total Construction & Engineering		29,346

Construction Materials 0.6%
Eagle Materials, Inc.	96	6,218
Headwaters, Inc.*	727	6,805
Texas Industries, Inc.*	112	6,366

Total Construction Materials		19,389

Consumer Finance 1.0%
Cash America International, Inc.	138	6,612
Encore Capital Group, Inc.*	184	5,536
EZCORP, Inc. - Class A*	285	6,327
First Cash Financial Services, Inc.*	110	5,864
Portfolio Recovery Associates, Inc.*	54	5,775
World Acceptance Corp.*	74	5,739

Total Consumer Finance		35,853

	Shares	Value
Containers & Packaging 0.2%
Myers Industries, Inc.	373	$5,513

Total Containers & Packaging		5,513

Distributors 0.4%
Pool Corp.	132	6,048
VOXX International Corp.*	827	7,989

Total Distributors		14,037

Diversified Consumer Services 1.5%
American Public Education, Inc.*	149	5,741
Capella Education Co.*	184	5,027
Career Education Corp.*	1,548	5,356
Coinstar, Inc.*	103	5,241
Corinthian Colleges, Inc.*	2,157	5,306
Hillenbrand, Inc.	246	6,089
ITT Educational Services, Inc.*	344	5,793
Lincoln Educational Services Corp.	1,206	6,681
Universal Technical Institute, Inc.	545	6,158

Total Diversified Consumer Services		51,392

Diversified Financial Services 0.3%
Interactive Brokers Group, Inc. - Class A	360	5,148
MarketAxess Holdings, Inc.	160	6,050

Total Diversified Financial Services		11,198

Diversified Telecommunication Services 0.8%
Atlantic Tele-Network, Inc.	148	6,405
Cbeyond, Inc.*	656	5,773
Cincinnati Bell, Inc.*	1,031	4,897
General Communication, Inc. - Class A*	617	5,251
Lumos Networks Corp.	569	5,525

Total Diversified Telecommunication Services		27,851

Electric Utilities 0.7%
Allete, Inc.	132	6,090
El Paso Electric Co.	169	5,694
UIL Holdings Corp.	148	5,507
UNS Energy Corp.	128	5,797

Total Electric Utilities		23,088

Electrical Equipment 1.5%
AZZ, Inc.	148	6,333
Belden, Inc.	126	6,067
Brady Corp. - Class A	166	5,792
Encore Wire Corp.	170	5,545
EnerSys*	150	6,139
Franklin Electric Co., Inc.	90	5,987
II-VI, Inc.*	309	5,259
Powell Industries, Inc.*	134	6,064
Vicor Corp.*	1,001	5,385

Total Electrical Equipment		52,571

Electronic Equipment, Instruments & Components 4.8%
Agilysys, Inc.*	643	5,472
Anixter International, Inc.	87	5,853
Badger Meter, Inc.	116	5,741
Benchmark Electronics, Inc.*	340	5,970
Checkpoint Systems, Inc.*	519	6,259
Cognex Corp.	151	5,989
Coherent, Inc.	114	6,317
CTS Corp.	565	5,622
Daktronics, Inc.	534	6,333
DTS, Inc.*	329	6,284
Electro Scientific Industries, Inc.	561	6,059
FARO Technologies, Inc.*	157	5,214
FEI Co.	100	6,096

2

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Insight Enterprises, Inc.*	303	$5,939
Littelfuse, Inc.	90	5,761
Measurement Specialties, Inc.*	172	6,071
Mercury Systems, Inc.*	645	4,741
Methode Electronics, Inc.	601	5,782
MTS Systems Corp.	108	6,140
Newport Corp.*	424	6,114
OSI Systems, Inc.*	88	4,792
Park Electrochemical Corp.	219	5,725
Plexus Corp.*	226	5,767
Radisys Corp.*	1,849	7,211
Rofin-Sinar Technologies, Inc.*	263	6,741
Rogers Corp.*	116	5,436
Scansource, Inc.*	180	5,231
SYNNEX Corp.*	160	5,752
TTM Technologies, Inc.*	584	4,654

Total Electronic Equipment, Instruments & Components		169,066

Energy Equipment & Services 2.2%
Basic Energy Services, Inc.*(a)	517	6,685
Bristow Group, Inc.	103	5,869
ERA Group, Inc.*	211	4,302
Exterran Holdings, Inc.*	250	5,810
Geospace Technologies Corp.*	68	6,131
Gulf Island Fabrication, Inc.	229	5,317
Hornbeck Offshore Services, Inc.*	150	5,522
ION Geophysical Corp.*	891	6,059
Lufkin Industries, Inc.	96	5,559
Matrix Service Co.*	465	6,640
Pioneer Energy Services Corp.*	783	5,935
SEACOR Holdings, Inc.	64	5,822
Tetra Technologies, Inc.*	737	6,265

Total Energy Equipment & Services		75,916

Food & Staples Retailing 0.6%
Andersons, Inc.(The)	124	5,847
Casey’s General Stores, Inc.	107	5,856
Nash Finch Co.	254	5,275
Spartan Stores, Inc.	340	5,522

Total Food & Staples Retailing		22,500

Food Products 1.7%
B&G Foods, Inc.	181	5,738
Cal-Maine Foods, Inc.	120	5,002
Calavo Growers, Inc.	223	5,555
Darling International, Inc.*	320	5,398
Diamond Foods, Inc.	384	5,483
Hain Celestial Group, Inc.(The)*	94	5,357
J&J Snack Foods Corp.	86	5,861
Sanderson Farms, Inc.	106	5,351
Seneca Foods Corp. - Class A*	166	4,982
Snyders-Lance, Inc.	222	5,645
TreeHouse Foods, Inc.*	105	5,558

Total Food Products		59,930

Gas Utilities 0.9%
Laclede Group, Inc.(The)	133	5,309
New Jersey Resources Corp.	134	5,632
Northwest Natural Gas Co.	121	5,496
Piedmont Natural Gas Co., Inc.	169	5,367
South Jersey Industries, Inc.	106	5,754
Southwest Gas Corp.	127	5,657

Total Gas Utilities		33,215

	Shares	Value
Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	144	$5,576
ABIOMED, Inc.*	411	5,733
Align Technology, Inc.*	202	6,335
Analogic Corp.	76	5,790
Cantel Medical Corp.	185	5,811
CONMED Corp.	196	5,757
CryoLife, Inc.	873	5,605
Cyberonics, Inc.*	104	4,509
Greatbatch, Inc.*	243	6,449
Haemonetics Corp.*	133	5,578
ICU Medical, Inc.*	88	5,320
Integra LifeSciences Holdings Corp.*	138	5,817
Invacare Corp.	344	5,411
Meridian Bioscience, Inc.	268	5,615
Merit Medical Systems, Inc.*	400	5,548
Natus Medical, Inc.*	489	6,024
Neogen Corp.*	114	5,300
NuVasive, Inc.*	362	6,237
Palomar Medical Technologies, Inc.*	599	5,852
SurModics, Inc.*	255	6,148
Symmetry Medical, Inc.*	557	5,965
West Pharmaceutical Services, Inc.	96	5,684

Total Health Care Equipment & Supplies		126,064

Health Care Providers & Services 3.7%
Air Methods Corp.	144	6,296
Almost Family, Inc.	247	4,945
Amedisys, Inc.*	479	5,327
AMN Healthcare Services, Inc.*	472	5,735
Amsurg Corp.*	182	5,680
Bio-Reference Labs, Inc.*	183	5,082
Centene Corp.*	130	5,611
Chemed Corp.	78	5,893
CorVel Corp.*	126	5,771
Cross Country Healthcare, Inc.*	1,096	6,192
Ensign Group, Inc.(The)	198	5,655
Gentiva Health Services, Inc.*	537	5,322
Hanger, Inc.*	202	5,803
Healthways, Inc.*	506	5,323
IPC The Hospitalist Co., Inc.*	138	5,884
Kindred Healthcare, Inc.*	495	5,336
Landauer, Inc.	94	5,921
LHC Group, Inc.*	256	5,468
Magellan Health Services, Inc.*	104	5,335
Molina Healthcare, Inc.*	186	5,340
MWI Veterinary Supply, Inc.*	48	5,391
PharMerica Corp.*	363	5,256
PSS World Medical, Inc.*	187	5,410

Total Health Care Providers & Services		127,976

Health Care Technology 0.8%
Computer Programs & Systems, Inc.	104	5,471
HealthStream, Inc.*	228	5,650
Medidata Solutions, Inc.*	142	6,644
Omnicell, Inc.*	335	5,293
Quality Systems, Inc.	306	5,582

Total Health Care Technology		28,640

Hotels, Restaurants & Leisure 3.5%
Biglari Holdings, Inc.*	16	5,902
BJ’s Restaurants, Inc.*	161	5,147
Boyd Gaming Corp.*(a)	901	6,316
Buffalo Wild Wings, Inc.*	72	5,296
CEC Entertainment, Inc.	168	5,537
Cracker Barrel Old Country Store, Inc.	84	5,445

3

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
DineEquity, Inc.*	86	$6,300
Interval Leisure Group, Inc.	273	5,405
Jack in the Box, Inc.*	187	5,429
Marcus Corp.	453	6,025
Marriott Vacations Worldwide Corp.*	134	5,947
Monarch Casino & Resort, Inc.*	580	6,009
Multimedia Games Holding Co., Inc.*	380	6,437
Papa John’s International, Inc.*	100	5,610
Pinnacle Entertainment, Inc.*	409	6,360
Red Robin Gourmet Burgers, Inc.*	158	5,841
Ruby Tuesday, Inc.*	665	5,007
Ruth’s Hospitality Group, Inc*	722	5,603
SHFL Entertainment, Inc.*	406	6,009
Sonic Corp.*	510	5,692
Texas Roadhouse, Inc.	318	5,594

Total Hotels, Restaurants & Leisure		120,911

Household Durables 1.9%
American Greetings Corp. - Class A	308	4,928
Blyth, Inc.	301	4,217
Ethan Allen Interiors, Inc.	220	6,360
Helen of Troy Ltd.*	161	5,828
iRobot Corp.*	286	6,544
La-Z-Boy, Inc.	397	6,209
M/I Homes, Inc.*	230	6,265
Meritage Homes Corp.*	141	6,238
Ryland Group, Inc.(The)	158	6,276
Standard Pacific Corp.*(a)	811	6,731
Universal Electronics, Inc.*	311	5,940

Total Household Durables		65,536

Household Products 0.3%
Central Garden & Pet Co. - Class A*	552	5,310
WD-40 Co.	114	6,090

Total Household Products		11,400

Industrial Conglomerates 0.2%
Standex International Corp.	110	6,231

Total Industrial Conglomerates		6,231

Insurance 2.5%
AMERISAFE, Inc.*	209	5,986
eHealth, Inc.*	200	4,874
Employers Holdings, Inc.	272	5,796
Horace Mann Educators Corp.	275	5,978
Infinity Property & Casualty Corp.	98	5,828
Meadowbrook Insurance Group, Inc.	1,003	6,289
National Financial Partners Corp.*	322	5,670
Navigators Group, Inc.(The)*	104	5,640
ProAssurance Corp.	124	5,585
RLI Corp.	84	5,797
Safety Insurance Group, Inc.	117	5,617
Selective Insurance Group, Inc.	284	5,825
Stewart Information Services Corp.	198	5,259
Tower Group, Inc.	297	5,732
United Fire Group, Inc.	246	5,705

Total Insurance		85,581

Internet & Catalog Retail 0.5%
Blue Nile, Inc.*	140	4,688
Nutrisystem, Inc.	669	6,041
PetMed Express, Inc.	470	6,129

Total Internet & Catalog Retail		16,858

Internet Software & Services 2.6%
Blucora, Inc.*	362	5,379

	Shares	Value
comScore, Inc.*	402	$5,921
Dealertrack Holdings, Inc.*	194	6,126
Dice Holdings, Inc.*	625	5,881
Digital River, Inc.*	371	5,387
j2 Global, Inc.	173	5,505
Liquidity Services, Inc.*	133	4,239
LivePerson, Inc.*	434	5,803
LogMeIn, Inc.*	258	5,857
NIC, Inc.	347	5,656
OpenTable, Inc.*	111	5,849
Perficient, Inc.*	471	5,633
QuinStreet, Inc.*	853	4,811
Stamps.com, Inc.*	209	5,641
United Online, Inc.	943	6,261
XO Group, Inc.*	640	6,157

Total Internet Software & Services		90,106

IT Services 2.0%
CACI International, Inc. - Class A*	98	5,256
Cardtronics, Inc.*	238	6,162
CIBER, Inc.*	1,740	5,881
CSG Systems International, Inc.*	297	5,592
ExlService Holdings, Inc.*	199	5,902
Forrester Research, Inc.	199	5,626
Heartland Payment Systems, Inc.	186	5,907
Higher One Holdings, Inc.*(a)	535	5,634
iGate Corp.*	335	5,856
MAXIMUS, Inc.	84	5,760
TeleTech Holdings, Inc.*	303	5,666
Virtusa Corp.*	349	7,228

Total IT Services		70,470

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	142	5,132
Brunswick Corp.	203	7,341
Callaway Golf Co.	807	5,294
Jakks Pacific, Inc.	436	5,694
Sturm Ruger & Co., Inc.	116	5,889

Total Leisure Equipment & Products		29,350

Life Sciences Tools & Services 0.8%
Affymetrix, Inc.*	1,638	6,208
Cambrex Corp.*	466	5,476
Enzo Biochem, Inc.*	2,018	5,832
Luminex Corp.*	330	6,065
PAREXEL International Corp.*	168	5,687

Total Life Sciences Tools & Services		29,268

Machinery 3.1%
Actuant Corp. - Class A	185	5,454
Albany International Corp. - Class A	245	6,140
Astec Industries, Inc.	173	6,110
Barnes Group, Inc.	251	5,999
Briggs & Stratton Corp.	258	6,122
CIRCOR International, Inc.	142	5,893
EnPro Industries, Inc.*	134	5,960
ESCO Technologies, Inc.	150	6,176
Federal Signal Corp.*	781	6,279
John Bean Technologies Corp.	318	5,943
Kaydon Corp.	231	5,729
Lindsay Corp.	70	6,513
Lydall, Inc.*	381	5,822
Mueller Industries, Inc.	112	5,976
Robbins & Myers, Inc.	90	5,245
Tennant Co.	128	5,893
Toro Co.(The)	125	5,504

4

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Watts Water Technologies, Inc. - Class A	129	$5,947

Total Machinery		106,705

Media 0.9%
Arbitron, Inc.	142	6,660
Digital Generation, Inc.*	474	4,745
E.W. Scripps Co. - Class A*	508	5,583
Harte-Hanks, Inc.	956	7,830
Live Nation Entertainment, Inc.*	587	6,022

Total Media		30,840

Metals & Mining 1.9%
A.M. Castle & Co.*	383	6,454
AK Steel Holding Corp.	1,206	4,824
AMCOL International Corp.	174	5,138
Century Aluminum Co.*	627	5,398
Globe Specialty Metals, Inc.	347	5,261
Haynes International, Inc.	106	5,419
Kaiser Aluminum Corp.	88	5,470
Materion Corp.	240	6,456
Olympic Steel, Inc.	268	5,631
RTI International Metals, Inc.*	208	5,907
Stillwater Mining Co.*	442	5,949
SunCoke Energy, Inc.*	343	5,687

Total Metals & Mining		67,594

Multi-Utilities 0.5%
Avista Corp.	223	5,767
CH Energy Group, Inc.	82	5,330
NorthWestern Corp.	154	5,696

Total Multi-Utilities		16,793

Multiline Retail 0.4%
Fred’s, Inc. - Class A	410	5,420
Tuesday Morning Corp.*	915	7,686

Total Multiline Retail		13,106

Oil, Gas & Consumable Fuels 1.7%
Approach Resources, Inc.*	213	5,664
Carrizo Oil & Gas, Inc.*	262	5,628
Cloud Peak Energy, Inc.*	269	4,710
Comstock Resources, Inc.*	346	5,048
Contango Oil & Gas Co.	132	5,667
Gulfport Energy Corp.*	137	5,654
PDC Energy, Inc.*	164	6,073
Penn Virginia Corp.	1,198	5,139
Petroquest Energy, Inc.*	1,017	5,227
Stone Energy Corp.*	266	5,985
Swift Energy Co.*	343	5,169

Total Oil, Gas & Consumable Fuels		59,964

Paper & Forest Products 1.4%
Buckeye Technologies, Inc.	190	5,463
Clearwater Paper Corp.*	136	6,162
Deltic Timber Corp.	78	5,660
KapStone Paper and Packaging Corp.	266	6,384
Neenah Paper, Inc.	194	6,002
PH Glatfelter Co.	318	5,908
Schweitzer-Mauduit International, Inc.	142	5,785
Wausau Paper Corp.	633	6,121

Total Paper & Forest Products		47,485

Personal Products 0.5%
Inter Parfums, Inc.	265	5,753
Medifast, Inc.*	174	4,268

	Shares	Value
Prestige Brands Holdings, Inc.*	274	$5,878

Total Personal Products		15,899

Pharmaceuticals 1.0%
Akorn, Inc.*	416	5,445
Hi-Tech Pharmacal Co., Inc.	150	5,490
Medicines Co.(The)*	243	7,261
Questcor Pharmaceuticals, Inc.	192	4,892
Salix Pharmaceuticals Ltd.*	128	6,131
ViroPharma, Inc.*	222	5,919

Total Pharmaceuticals		35,138

Professional Services 1.8%
CDI Corp.	324	5,514
Dolan Co.(The)*	1,474	5,174
Exponent, Inc.*	100	4,889
Heidrick & Struggles International, Inc.	389	6,150
Insperity, Inc.	170	5,717
Kelly Services, Inc. - Class A	355	5,659
Korn/Ferry International*	350	6,013
Navigant Consulting, Inc.*	491	5,661
On Assignment, Inc.*	278	6,797
Resources Connection, Inc.	448	5,470
TrueBlue, Inc.*	372	6,395

Total Professional Services		63,439

Real Estate Investment Trusts (REITs) 4.8%
Acadia Realty Trust	212	5,542
Cedar Realty Trust, Inc.	992	5,466
Colonial Properties Trust	259	5,675
Cousins Properties, Inc.	656	5,838
DiamondRock Hospitality Co.	601	5,481
EastGroup Properties, Inc.	102	5,716
EPR Properties	116	5,436
Franklin Street Properties Corp.	444	5,772
Getty Realty Corp.	303	5,721
Government Properties Income Trust	231	5,740
Healthcare Realty Trust, Inc.	228	5,809
Inland Real Estate Corp.	649	5,893
Kilroy Realty Corp.	115	5,739
Kite Realty Group Trust	1,035	6,262
LaSalle Hotel Properties	220	6,006
Lexington Realty Trust	541	5,951
LTC Properties, Inc.	162	6,033
Medical Properties Trust, Inc.	462	6,214
Mid-America Apartment Communities, Inc.	84	5,491
Parkway Properties, Inc.	395	6,257
Pennsylvania Real Estate Investment Trust	311	5,735
Post Properties, Inc.	110	5,336
PS Business Parks, Inc.	84	5,994
Sabra Health Care REIT, Inc.	250	6,273
Saul Centers, Inc.	128	5,472
Sovran Self Storage, Inc.	88	5,741
Tanger Factory Outlet Centers, Inc.	160	5,667
Universal Health Realty Income Trust	111	6,119
Urstadt Biddle Properties, Inc. - Class A	285	5,768

Total Real Estate Investment Trusts (REITs)		168,147

Real Estate Management & Development 0.2%
Forestar Group, Inc.*	336	6,394

Total Real Estate Management & Development		6,394

Road & Rail 0.7%
Arkansas Best Corp.	585	6,154

5

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Heartland Express, Inc.	422	$5,837
Knight Transportation, Inc.	375	5,981
Old Dominion Freight Line, Inc.*	161	6,002

Total Road & Rail		23,974

Semiconductors & Semiconductor Equipment 5.4%
Advanced Energy Industries, Inc.*	410	6,294
ATMI, Inc.*	269	5,490
Brooks Automation, Inc.	677	6,337
Cabot Microelectronics Corp.	156	5,766
CEVA, Inc.*	355	5,389
Cirrus Logic, Inc.*	208	5,872
Cohu, Inc.	548	5,743
Cymer, Inc.*	60	6,178
Diodes, Inc.*	327	6,220
DSP Group, Inc.*	918	6,022
Entropic Communications, Inc.*	1,019	5,340
Exar Corp.*	621	6,514
GT Advanced Technologies, Inc.*(a)	1,524	4,816
Hittite Microwave Corp.*	87	5,340
Kopin Corp.*	1,684	5,827
Kulicke & Soffa Industries, Inc.*	461	5,219
Micrel, Inc.	569	5,923
Microsemi Corp.*	262	5,481
MKS Instruments, Inc.	214	5,949
Monolithic Power Systems, Inc.	244	5,685
Nanometrics, Inc.*	366	5,713
Pericom Semiconductor Corp.*	661	4,673
Power Integrations, Inc.	161	6,021
Rubicon Technology, Inc.*	827	5,557
Rudolph Technologies, Inc.*	432	5,828
Sigma Designs, Inc.*	967	5,164
STR Holdings, Inc.*	1,995	4,249
Supertex, Inc.	302	5,774
Tessera Technologies, Inc.	335	5,879
TriQuint Semiconductor, Inc.*	1,134	5,954
Ultratech, Inc.*	154	6,272
Veeco Instruments, Inc.*	180	5,661
Volterra Semiconductor Corp.*	316	5,195

Total Semiconductors & Semiconductor Equipment		187,345

Software 2.8%
Blackbaud, Inc.	247	6,155
Bottomline Technologies, Inc.*	207	6,019
CommVault Systems, Inc.*	78	5,985
Ebix, Inc.	336	5,490
EPIQ Systems, Inc.	423	5,220
Interactive Intelligence Group, Inc.*	177	7,119
Manhattan Associates, Inc.*	94	6,440
MicroStrategy, Inc. - Class A*	58	5,816
Monotype Imaging Holdings, Inc.	346	6,256
Netscout Systems, Inc.*	218	5,674
Progress Software Corp.*	260	6,102
Sourcefire, Inc.*	117	4,984
Synchronoss Technologies, Inc.*	265	6,310
Take-Two Interactive Software, Inc.*	405	4,929
Tyler Technologies, Inc.*	112	6,054
VASCO Data Security International, Inc.*	653	5,289
Websense, Inc.*	365	5,340

Total Software		99,182

Specialty Retail 5.0%
Big 5 Sporting Goods Corp.	406	5,631
Brown Shoe Co., Inc.	289	4,982
Buckle, Inc.(The)	124	5,801
Cato Corp.(The) - Class A	203	5,597

	Shares	Value
Children’s Place Retail Stores, Inc.(The)*	118	$5,881
Christopher & Banks Corp.*	1,081	6,702
Coldwater Creek, Inc.*	1,043	3,953
Finish Line, Inc.(The) - Class A	296	5,517
Genesco, Inc.*	103	6,420
Group 1 Automotive, Inc.	90	6,097
Haverty Furniture Cos., Inc.	336	6,048
Hibbett Sports, Inc.*	104	5,477
HOT Topic, Inc.	547	6,072
JOS A Bank Clothiers, Inc.*	126	5,108
Kirkland’s, Inc.*	551	6,375
Lithia Motors, Inc. - Class A	152	6,577
Lumber Liquidators Holdings, Inc.*	108	6,391
MarineMax, Inc.*	635	7,417
Men’s Wearhouse, Inc.(The)	176	5,342
Monro Muffler Brake, Inc.	166	6,012
OfficeMax, Inc.	550	5,929
Pep Boys- Manny, Moe & Jack	529	5,888
Rue21, Inc.*	187	5,556
Select Comfort Corp.*	217	4,778
Sonic Automotive, Inc. - Class A	266	6,456
Stage Stores, Inc.	218	4,981
Stein Mart, Inc.	757	6,389
Vitamin Shoppe, Inc.*	96	5,864
Zale Corp.*	1,161	5,712
Zumiez, Inc.*	276	5,824

Total Specialty Retail		174,777

Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc.*	392	5,825
Fifth & Pacific Cos., Inc.*	431	6,508
Iconix Brand Group, Inc.*	254	6,109
K-Swiss, Inc. - Class A*	1,757	8,276
Maidenform Brands, Inc.*	285	5,532
Movado Group, Inc.	174	6,361
Oxford Industries, Inc.	116	5,728
Perry Ellis International, Inc.	248	4,786
Quiksilver, Inc.*	1,500	9,810
Skechers U.S.A., Inc. - Class A*	294	5,586
Steven Madden Ltd.*	127	5,852
True Religion Apparel, Inc.	215	5,098
Wolverine World Wide, Inc.	132	5,676

Total Textiles, Apparel & Luxury Goods		81,147

Thrifts & Mortgage Finance 1.3%
Bank Mutual Corp.	1,307	6,705
Brookline Bancorp, Inc.	648	5,709
Dime Community Bancshares, Inc.	389	5,372
Northwest Bancshares, Inc.	446	5,441
Oritani Financial Corp.	362	5,481
Provident Financial Services, Inc.	369	5,472
TrustCo Bank Corp. NY	1,041	5,507
ViewPoint Financial Group, Inc.	260	5,499

Total Thrifts & Mortgage Finance		45,186

Tobacco 0.2%
Alliance One International, Inc.*	1,580	5,720

Total Tobacco		5,720

Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	130	5,715
Kaman Corp.	150	5,451

Total Trading Companies & Distributors		11,166

6

GUGGENHEIM S&P SMALLCAP 600® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Water Utilities 0.2%
American States Water Co.	114	$5,763

Total Water Utilities		5,763

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	406	5,250
USA Mobility, Inc.	467	5,398

Total Wireless Telecommunication Services		10,648

Total Common Stocks (Cost $3,324,794)		3,481,821

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	6,013	6,013

Total Short Term Investments (Cost $6,013)		6,013

	Face Amount
SECURITIES LENDING COLLATERAL 0.2%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$2,313	2,313
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	2,313	2,313
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	3,293	3,293

Total Securities Lending Collateral (Cost $7,919)		7,919

Total Investments 100.2%(d) (Cost $3,338,726)		3,495,753

Other Assets and Liabilities, net – (0.2)%		(6,367)

Net Assets – 100.0%		$3,489,386

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.3%

Aerospace & Defense 1.0%
Alliant Techsystems, Inc.	828	$53,588
BE Aerospace, Inc.*	1,076	55,403
Engility Holdings, Inc.*	2,670	51,398
Exelis, Inc.	4,396	48,312
Huntington Ingalls Industries, Inc.	1,224	54,223
L-3 Communications Holdings, Inc.	674	51,170
Rockwell Collins, Inc.	891	52,462
Spirit Aerosystems Holdings, Inc. - Class A*	3,168	50,498
Textron, Inc.	2,104	60,511
TransDigm Group, Inc.	394	53,364
Triumph Group, Inc.	787	55,381

Total Aerospace & Defense		586,310

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	817	54,045
Expeditors International of Washington, Inc.	1,319	56,585
UTi Worldwide, Inc.	3,936	58,095

Total Air Freight & Logistics		168,725

Airlines 0.4%
Copa Holdings SA - Class A	529	57,978
Delta Air Lines, Inc.*	4,503	62,547
Southwest Airlines Co.	4,945	55,434
United Continental Holdings, Inc.*	2,203	53,202

Total Airlines		229,161

Auto Components 0.7%
Allison Transmission Holdings, Inc.	2,581	57,505
BorgWarner, Inc.*	635	47,104
Delphi Automotive PLC*	1,245	48,132
Gentex Corp.	2,322	44,420
Goodyear Tire & Rubber Co.(The)*	3,163	43,523
Lear Corp.	936	45,864
TRW Automotive Holdings Corp.*	829	47,775
Visteon Corp.*	846	47,621

Total Auto Components		381,944

Automobiles 0.2%
Harley-Davidson, Inc.	868	45,501
Tesla Motors, Inc.*	1,240	46,512
Thor Industries, Inc.	1,143	48,097

Total Automobiles		140,110

Beverages 2.1%
Beam, Inc.	2,824	173,224
Brown-Forman Corp. - Class B	2,720	175,984
Coca-Cola Enterprises, Inc.	5,439	189,658
Constellation Brands, Inc. - Class A*	4,871	157,625
Dr Pepper Snapple Group, Inc.	3,896	175,593
Molson Coors Brewing Co. - Class B	3,969	179,319
Monster Beverage Corp.*	3,254	155,867

Total Beverages		1,207,270

Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	895	84,121
Ariad Pharmaceuticals, Inc.*	4,311	85,703
BioMarin Pharmaceutical, Inc.*	1,765	96,881
Incyte Corp.*(a)	5,360	98,517
Medivation, Inc.*	1,573	85,508
Myriad Genetics, Inc.*	3,170	85,780

	Shares	Value
Onyx Pharmaceuticals, Inc.*	1,075	$83,334
Regeneron Pharmaceuticals, Inc.*	484	84,187
United Therapeutics Corp.*	1,682	90,643
Vertex Pharmaceuticals, Inc.*	2,009	89,963

Total Biotechnology		884,637

Building Products 0.8%
Armstrong World Industries, Inc.	1,897	104,316
Fortune Brands Home & Security, Inc.*	1,423	46,589
Lennox International, Inc.	1,760	101,218
Masco Corp.	5,626	103,462
Owens Corning*	2,540	105,842

Total Building Products		461,427

Capital Markets 1.2%
Affiliated Managers Group, Inc.*	244	35,119
American Capital Ltd.*	2,611	34,883
Ameriprise Financial, Inc.	506	33,558
Ares Capital Corp.	1,900	34,029
E*Trade Financial Corp.*	3,656	38,790
Eaton Vance Corp.	1,004	36,345
Federated Investors, Inc. - Class B(a)	1,570	37,146
Invesco Ltd.	1,223	33,327
Janus Capital Group, Inc.	3,715	34,549
Jefferies Group, Inc.	1,711	34,100
Lazard Ltd. - Class A	1,035	35,863
Legg Mason, Inc.	1,219	33,705
LPL Financial Holdings, Inc.	1,145	38,128
Northern Trust Corp.	650	33,456
Raymond James Financial, Inc.	816	36,418
SEI Investments Co.	1,394	37,582
T. Rowe Price Group, Inc.	486	34,725
TD Ameritrade Holding Corp.	1,866	36,182
Waddell & Reed Financial, Inc. - Class A	911	36,167

Total Capital Markets		674,072

Chemicals 4.0%
Airgas, Inc.	1,023	97,431
Albemarle Corp.	1,521	93,253
Ashland, Inc.	1,187	93,191
Cabot Corp.	2,339	87,549
Celanese Corp. - Series A	2,123	99,526
CF Industries Holdings, Inc.	457	104,731
Cytec Industries, Inc.	1,337	98,002
Eastman Chemical Co.	1,415	100,677
FMC Corp.	1,615	99,274
Huntsman Corp.	5,694	100,385
International Flavors & Fragrances, Inc.	1,401	98,672
Intrepid Potash, Inc.	4,415	102,869
Kronos Worldwide, Inc.(a)	5,583	108,254
NewMarket Corp.	352	89,816
PPG Industries, Inc.	709	97,750
Rockwood Holdings, Inc.	1,935	105,903
RPM International, Inc.	3,182	99,310
Scotts Miracle-Gro Co.(The) - Class A	2,146	93,823
Sherwin-Williams Co.(The)	617	100,040
Sigma-Aldrich Corp.	1,275	98,596
Valspar Corp.	1,524	101,011
Westlake Chemical Corp.	1,173	107,752
WR Grace & Co*	1,371	98,438

Total Chemicals		2,276,253

Commercial Banks 1.8%
Associated Banc-Corp.	2,411	34,405
Bank of Hawaii Corp.	713	34,288
BankUnited, Inc.	1,391	37,418

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
BOK Financial Corp.	585	$32,789
CapitalSource, Inc.	4,295	34,832
CIT Group, Inc.*	835	35,362
City National Corp.	638	33,789
Comerica, Inc.	1,057	36,319
Commerce Bancshares, Inc.	893	33,532
Cullen/Frost Bankers, Inc.	583	34,333
East West Bancorp, Inc.	1,489	34,917
Fifth Third Bancorp	2,133	34,747
First Citizens BancShares Inc. - Class A	202	35,221
First Horizon National Corp.	3,182	32,488
First Niagara Financial Group, Inc.	4,067	31,885
First Republic Bank	958	34,191
Fulton Financial Corp.	3,256	35,458
Huntington Bancshares, Inc.	5,011	34,877
KeyCorp	3,771	35,447
M&T Bank Corp.	318	32,655
Popular, Inc.*	1,546	41,495
Regions Financial Corp.	4,563	35,500
Signature Bank*	451	33,342
SunTrust Banks, Inc.	1,130	32,058
SVB Financial Group*	568	37,698
Synovus Financial Corp.	13,024	33,602
TCF Financial Corp.	2,622	35,817
Valley National Bancorp(a)	3,365	32,943
Zions Bancorp	1,490	34,747

Total Commercial Banks		1,006,155

Commercial Services & Supplies 1.4%
Avery Dennison Corp.	1,494	57,534
Cintas Corp.	1,219	51,515
Clean Harbors, Inc.*	987	54,867
Copart, Inc.*	1,705	61,227
Corrections Corp. of America	1,472	55,774
Covanta Holding Corp.	2,836	55,926
Iron Mountain, Inc.	1,661	56,823
KAR Auction Services, Inc.	2,225	47,459
Pitney Bowes, Inc.(a)	4,652	67,035
R.R. Donnelley & Sons Co.(a)	5,763	53,020
Republic Services, Inc.	1,746	55,680
Rollins, Inc.	2,290	56,609
Stericycle, Inc.*	552	52,081
Waste Connections, Inc.	1,573	56,659

Total Commercial Services & Supplies		782,209

Communications Equipment 1.1%
Acme Packet, Inc.*	2,674	64,631
Brocade Communications Systems, Inc.*	11,002	62,931
EchoStar Corp. - Class A*	1,757	63,920
F5 Networks, Inc.*	621	65,130
Harris Corp.	1,215	56,133
JDS Uniphase Corp.*	4,579	66,441
Juniper Networks, Inc.*	2,981	66,715
Palo Alto Networks, Inc.*	1,162	64,328
Polycom, Inc.*	5,624	62,033
Riverbed Technology, Inc.*	3,117	60,470

Total Communications Equipment		632,732

Computers & Peripherals 0.9%
Diebold, Inc.	1,967	57,908
Fusion-io, Inc.*(a)	2,508	43,840
Lexmark International, Inc. - Class A(a)	2,178	52,403
NCR Corp.*	2,388	66,315
NetApp, Inc.*	1,761	63,396
SanDisk Corp.*	1,376	68,786
Stratasys Ltd.*(a)	802	62,941

	Shares	Value
Western Digital Corp.	1,522	$71,534

Total Computers & Peripherals		487,123

Construction & Engineering 0.8%
Aecom Technology Corp.*	2,141	54,745
Chicago Bridge & Iron Co. NV	1,218	61,887
Fluor Corp.	875	56,726
Jacobs Engineering Group, Inc.*	1,210	58,213
KBR, Inc.	1,689	52,731
Quanta Services, Inc.*	1,882	54,521
Shaw Group, Inc.(The)*	1,132	53,566
URS Corp.	1,297	53,800

Total Construction & Engineering		446,189

Construction Materials 0.3%
Martin Marietta Materials, Inc.	987	97,446
Vulcan Materials Co.	1,766	99,885

Total Construction Materials		197,331

Consumer Finance 0.1%
SLM Corp.	1,869	31,567

Total Consumer Finance		31,567

Containers & Packaging 2.0%
AptarGroup, Inc.	1,975	101,772
Ball Corp.	2,126	94,650
Bemis Co., Inc.	2,837	101,224
Crown Holdings, Inc.*	2,516	95,256
Greif, Inc. - Class A	2,112	99,222
Owens-Illinois, Inc.*	4,524	107,671
Packaging Corp. of America	2,520	96,844
Rock Tenn Co. - Class A	1,352	106,740
Sealed Air Corp.	5,643	105,637
Silgan Holdings, Inc.	2,198	94,294
Sonoco Products Co.	3,181	98,579

Total Containers & Packaging		1,101,889

Distributors 0.2%
Genuine Parts Co.	674	45,852
LKQ Corp.*	2,049	45,877

Total Distributors		91,729

Diversified Consumer Services 0.5%
Apollo Group, Inc. - Class A*	1,936	39,146
DeVry, Inc.	1,688	42,487
H&R Block, Inc.	2,235	50,891
ITT Educational Services, Inc.*(a)	2,139	36,021
Service Corp. International	2,962	44,222
Weight Watchers International, Inc.	806	43,097

Total Diversified Consumer Services		255,864

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	1,066	36,116
Interactive Brokers Group, Inc. - Class A	2,152	30,774
IntercontinentalExchange, Inc.*	251	34,826
Leucadia National Corp.	1,326	33,747
Moody’s Corp.	633	34,701
MSCI, Inc. - Class A*	1,038	35,022
NASDAQ OMX Group, Inc.(The)	1,276	36,136
NYSE Euronext	1,349	46,635

Total Diversified Financial Services		287,957

Diversified Telecommunication Services 0.9%
Frontier Communications Corp.(a)	26,634	121,717
Level 3 Communications, Inc.*	5,364	127,771
tw telecom, Inc.*	4,851	134,033

2

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Windstream Corp.(a)	13,778	$134,198

Total Diversified Telecommunication Services		517,719

Electric Utilities 2.9%
Edison International	2,697	129,968
Entergy Corp.	1,886	121,836
Great Plains Energy, Inc.	5,954	127,416
Hawaiian Electric Industries, Inc.	4,832	130,319
ITC Holdings Corp.	1,573	127,413
Northeast Utilities	3,108	126,589
NV Energy, Inc.	6,666	126,187
OGE Energy Corp.	2,168	127,283
Pepco Holdings, Inc.	6,206	121,141
Pinnacle West Capital Corp.	2,366	126,297
PPL Corp.	4,187	126,824
Westar Energy, Inc.	4,243	127,587
Xcel Energy, Inc.	4,465	124,038

Total Electric Utilities		1,642,898

Electrical Equipment 1.0%
AMETEK, Inc.	1,376	56,402
Babcock & Wilcox Co.(The)	2,001	53,306
Eaton Corp. PLC	964	54,900
General Cable Corp.*	1,714	57,625
GrafTech International, Ltd.*	5,763	55,325
Hubbell, Inc. - Class B	621	56,542
Polypore International, Inc.*	2,086	80,499
Regal-Beloit Corp.	733	54,359
Rockwell Automation, Inc.	615	54,852
Roper Industries, Inc.	467	54,849

Total Electrical Equipment		578,659

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. - Class A	934	63,110
Arrow Electronics, Inc.*	1,561	59,974
Avnet, Inc.*	1,924	68,033
AVX Corp.	5,598	63,761
Dolby Laboratories, Inc. - Class A	1,708	55,186
FLIR Systems, Inc.	2,433	57,832
Ingram Micro, Inc. - Class A*	3,559	64,703
IPG Photonics Corp.(a)	942	61,682
Itron, Inc.*	1,151	53,395
Jabil Circuit, Inc.	3,281	62,044
Molex, Inc.	2,214	60,132
National Instruments Corp.	2,002	56,857
Tech Data Corp.*	1,332	67,812
Trimble Navigation, Ltd.*	882	55,125
Vishay Intertechnology, Inc.*	5,870	64,511

Total Electronic Equipment, Instruments & Components		914,157

Energy Equipment & Services 3.9%
Atwood Oceanics, Inc.*	2,447	129,128
Cameron International Corp.*	2,003	126,810
CARBO Ceramics, Inc.	1,397	111,914
Diamond Offshore Drilling, Inc.(a)	1,648	123,748
Dresser-Rand Group, Inc.*	2,072	126,496
FMC Technologies, Inc.*	2,692	127,466
Helmerich & Payne, Inc.	2,024	130,224
McDermott International, Inc.*	10,395	126,507
Nabors Industries Ltd.*	7,845	130,776
Oceaneering International, Inc.	2,124	134,258
Oil States International, Inc.*	1,624	125,990
Patterson-UTI Energy, Inc.	6,061	123,281
Rowan Cos., PLC - Class A*	3,530	121,715
RPC, Inc.(a)	9,262	138,652

	Shares	Value
SEACOR Holdings, Inc.	1,372	$124,811
Superior Energy Services, Inc.*	5,357	133,764
Tidewater, Inc.	1,114	54,775
Unit Corp.*	2,452	118,015

Total Energy Equipment & Services		2,208,330

Food & Staples Retailing 1.3%
Fresh Market, Inc.(The)*	3,429	167,644
Kroger Co.(The)	6,508	180,271
Safeway, Inc.(a)	9,544	183,722
Whole Foods Market, Inc.	1,899	182,779

Total Food & Staples Retailing		714,416

Food Products 5.3%
Bunge Ltd.	2,389	190,308
Campbell Soup Co.(a)	4,803	176,318
ConAgra Foods, Inc.	5,763	188,392
Dean Foods Co.*	10,557	193,299
Flowers Foods, Inc.	7,269	195,391
Green Mountain Coffee Roasters, Inc.*(a)	4,246	193,320
H.J. Heinz Co.	2,919	176,979
Hershey Co.(The)	2,349	186,628
Hillshire Brands Co.	6,130	189,907
Hormel Foods Corp.	5,520	191,047
Ingredion, Inc.	2,668	176,275
J.M. Smucker Co.(The)	1,993	176,639
McCormick & Co., Inc.	2,665	166,163
Mead Johnson Nutrition Co.	2,630	199,880
Smithfield Foods, Inc.*	7,870	183,450
Tyson Foods, Inc. - Class A	8,797	194,590
WhiteWave Foods Co. - Class A*(a)	2,109	34,145

Total Food Products		3,012,731

Gas Utilities 1.4%
AGL Resources, Inc.	3,069	128,284
Atmos Energy Corp.	3,417	127,659
National Fuel Gas Co.	2,314	125,882
Oneok, Inc.	2,834	133,227
Questar Corp.	6,244	145,048
UGI Corp.	3,788	133,489

Total Gas Utilities		793,589

Health Care Equipment & Supplies 2.8%
Alere, Inc.*	4,531	96,329
Boston Scientific Corp.*	15,034	112,304
C.R. Bard, Inc.	892	91,046
CareFusion Corp.*	3,062	95,044
Cooper Cos., Inc.(The)	916	92,837
DENTSPLY International, Inc.	2,150	89,784
Edwards Lifesciences Corp.*	947	85,164
Hill-Rom Holdings, Inc.	3,021	100,237
Hologic, Inc.*	4,254	101,415
IDEXX Laboratories, Inc.*	906	86,260
ResMed, Inc.	2,035	89,133
Sirona Dental Systems, Inc.*	1,383	91,928
St Jude Medical, Inc.	2,414	98,250
Teleflex, Inc.	1,237	92,775
Thoratec Corp.*	2,272	82,996
Varian Medical Systems, Inc.*	1,204	85,063
Zimmer Holdings, Inc.	1,267	94,518

Total Health Care Equipment & Supplies		1,585,083

Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	1,982	89,923
Brookdale Senior Living, Inc.*	3,472	93,779
Catamaran Corp.*	1,732	89,874

3

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
CIGNA Corp.	1,597	$93,169
Community Health Systems, Inc.	2,765	105,982
Coventry Health Care, Inc.	1,942	89,002
DaVita, Inc.*	786	90,712
HCA Holdings, Inc.	2,741	103,199
Health Management Associates, Inc. - Class A*	10,157	106,039
Health Net, Inc.*	3,392	92,262
Henry Schein, Inc.*	1,059	91,434
Humana, Inc.	1,274	94,735
Laboratory Corp. of America Holdings*	988	88,426
LifePoint Hospitals, Inc.*	2,267	99,091
Mednax, Inc.*	1,075	91,977
Omnicare, Inc.	2,399	93,441
Patterson Cos., Inc.	2,560	92,493
Quest Diagnostics, Inc.	1,437	83,274
Tenet Healthcare Corp.*	2,681	104,103
Universal Health Services, Inc. - Class B	1,808	102,405
VCA Antech, Inc.*	4,195	90,612

Total Health Care Providers & Services		1,985,932

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	8,097	89,715
Cerner Corp.*	1,088	89,814

Total Health Care Technology		179,529

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	934	44,981
Brinker International, Inc.	1,356	44,395
Chipotle Mexican Grill, Inc.*	146	44,823
Choice Hotels International, Inc.	1,285	46,311
Darden Restaurants, Inc.	908	42,222
Dunkin’ Brands Group, Inc.	1,307	47,719
Hyatt Hotels Corp. - Class A*	1,145	45,880
International Game Technology	2,942	45,219
Marriott International, Inc. - Class A	1,146	45,817
MGM Resorts International*	3,688	47,096
Panera Bread Co. - Class A*	259	41,391
Penn National Gaming, Inc.*	867	42,188
Royal Caribbean Cruises Ltd.	1,207	43,693
Starwood Hotels & Resorts Worldwide, Inc.	763	46,856
Wendy’s Co.(The)	8,936	45,931
Wyndham Worldwide Corp.	812	45,302
Wynn Resorts Ltd.	376	47,083

Total Hotels, Restaurants & Leisure		766,907

Household Durables 1.2%
DR Horton, Inc.	2,136	50,538
Garmin Ltd.(a)	1,006	38,117
Harman International Industries, Inc.	988	44,243
Jarden Corp.*	852	50,132
Leggett & Platt, Inc.	1,569	46,191
Lennar Corp. - Class A	1,080	44,863
Mohawk Industries, Inc.*	504	51,237
Newell Rubbermaid, Inc.	1,958	45,974
NVR, Inc.*	45	46,335
PulteGroup, Inc.*	2,305	47,806
Tempur-Pedic International, Inc.*	1,356	52,830
Toll Brothers, Inc.*	1,319	49,396
Tupperware Brands Corp.	653	49,758
Whirlpool Corp.	418	48,229

Total Household Durables		665,649

Household Products 1.0%
Church & Dwight Co., Inc.	3,226	186,431

	Shares	Value
Clorox Co.(The)	2,277	$178,540
Energizer Holdings, Inc.	2,151	187,158

Total Household Products		552,129

Independent Power Producers & Energy Traders 0.7%
AES Corp.(The)	11,160	120,975
Calpine Corp.*	6,855	135,249
NRG Energy, Inc.	5,336	128,064

Total Independent Power Producers & Energy Traders		384,288

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	886	56,837

Total Industrial Conglomerates		56,837

Insurance 2.6%
Alleghany Corp.*	97	34,977
Allied World Assurance Co. Holdings AG	409	34,696
American Financial Group, Inc.	811	34,516
American National Insurance Co.	468	36,134
Aon PLC	566	32,681
Arch Capital Group Ltd.*	734	34,072
Arthur J. Gallagher & Co.	913	33,735
Aspen Insurance Holdings Ltd.	1,010	34,451
Assurant, Inc.	906	34,645
Assured Guaranty Ltd.	2,202	39,922
Axis Capital Holdings Ltd.	917	35,094
Brown & Brown, Inc.	1,225	33,492
Cincinnati Financial Corp.	802	34,037
CNA Financial Corp.	1,129	35,168
Endurance Specialty Holdings Ltd.	814	34,937
Erie Indemnity Co. - Class A	471	33,601
Everest Re Group Ltd.	301	34,859
Fidelity National Financial, Inc. - Class A	1,381	34,663
Genworth Financial, Inc. - Class A*	4,377	40,137
Hanover Insurance Group, Inc.(The)	840	34,910
Hartford Financial Services Group, Inc.	1,430	35,464
HCC Insurance Holdings, Inc.	861	33,304
Kemper Corp.	1,079	35,942
Lincoln National Corp.	1,216	35,240
Markel Corp.*	66	31,425
MBIA, Inc.*	3,986	34,320
Mercury General Corp.	759	30,056
Old Republic International Corp.	2,979	33,961
PartnerRe Ltd.	393	34,462
Principal Financial Group, Inc.	1,121	34,762
ProAssurance Corp.	748	33,690
Progressive Corp.(The)	1,500	33,735
Protective Life Corp.	1,107	35,026
Reinsurance Group of America, Inc.	601	34,491
RenaissanceRe Holdings Ltd.	405	34,684
StanCorp Financial Group, Inc.	887	34,495
Torchmark Corp.	620	34,540
Unum Group	1,513	35,268
Validus Holdings Ltd.	937	34,116
W.R. Berkley Corp.	824	33,924
White Mountains Insurance Group Ltd.	62	34,141
XL Group PLC	1,283	35,565

Total Insurance		1,453,338

Internet & Catalog Retail 0.7%
Expedia, Inc.	699	45,610
Groupon, Inc.*(a)	12,032	66,176
HomeAway, Inc.*	2,021	48,443
Liberty Interactive Corp. - Series A*	2,182	46,389
Liberty Ventures*	670	50,002

4

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Netflix, Inc.*	448	$74,028
TripAdvisor, Inc.*	998	46,188

Total Internet & Catalog Retail		376,836

Internet Software & Services 0.8%
Akamai Technologies, Inc.*	1,475	60,047
AOL, Inc.*	1,957	59,982
Equinix, Inc.*	297	63,983
IAC/InterActiveCorp	1,293	53,336
LinkedIn Corp. - Class A*	523	64,742
Rackspace Hosting, Inc.*	834	62,842
VeriSign, Inc.*	1,634	70,932

Total Internet Software & Services		435,864

IT Services 1.9%
Alliance Data Systems Corp.*	221	34,830
Amdocs Ltd.	1,729	61,708
Booz Allen Hamilton Holding Corp.	3,639	50,436
Broadridge Financial Solutions, Inc.	1,369	32,267
Computer Sciences Corp.	1,501	62,742
CoreLogic, Inc.*	1,149	30,150
DST Systems, Inc.	972	65,066
Fidelity National Information Services, Inc.	915	33,956
Fiserv, Inc.*	397	31,883
FleetCor Technologies, Inc.*	624	37,340
Gartner, Inc.*	1,302	67,066
Genpact Ltd.	3,235	54,186
Global Payments, Inc.	707	34,827
Jack Henry & Associates, Inc.	811	33,640
Lender Processing Services, Inc.	1,252	30,098
NeuStar, Inc. - Class A*	1,398	63,106
Paychex, Inc.	1,566	51,099
SAIC, Inc.	5,123	61,988
Teradata Corp.*	963	64,194
Total System Services, Inc.	1,450	33,712
Vantiv, Inc. - Class A*	1,535	31,959
VeriFone Systems, Inc.*	2,081	72,252
Western Union Co.(The)	2,399	34,138

Total IT Services		1,072,643

Leisure Equipment & Products 0.2%
Hasbro, Inc.(a)	1,168	43,648
Mattel, Inc.	1,143	43,011
Polaris Industries, Inc.	519	45,200

Total Leisure Equipment & Products		131,859

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	1,254	56,154
Bio-Rad Laboratories, Inc. - Class A*	813	92,511
Bruker Corp.*	5,601	94,489
Charles River Laboratories International, Inc.*	2,288	94,540
Covance, Inc.*	1,479	98,664
Illumina, Inc.*(a)	1,679	85,008
Life Technologies Corp.*	1,680	108,679
Mettler-Toledo International, Inc.*	268	56,958
PerkinElmer, Inc.	2,696	95,007
QIAGEN NV*	4,806	100,926
Techne Corp.	1,261	90,389
Waters Corp.*	582	53,294

Total Life Sciences Tools & Services		1,026,619

Machinery 3.6%
AGCO Corp.*	1,051	55,703
CNH Global NV	1,294	61,776

	Shares	Value
Colfax Corp.*	1,331	$59,376
Crane Co.	1,159	58,275
Donaldson Co., Inc.	1,547	58,183
Dover Corp.	795	54,998
Flowserve Corp.	359	56,280
Gardner Denver, Inc.	705	49,611
Graco, Inc.	988	56,514
Harsco Corp.	2,268	57,811
IDEX Corp.	1,129	56,326
Ingersoll-Rand PLC	1,077	55,347
ITT Corp.	2,252	57,831
Joy Global, Inc.	832	52,557
Kennametal, Inc.	1,257	51,550
Lincoln Electric Holdings, Inc.	1,068	57,597
Manitowoc Co., Inc.(The)	3,282	57,763
Navistar International Corp.*	2,272	59,276
Nordson Corp.	837	56,598
Oshkosh Corp.*	1,730	67,781
PACCAR, Inc.	1,155	54,354
Pall Corp.	849	57,987
Parker Hannifin Corp.	599	55,689
Pentair Ltd.	1,054	53,417
Snap-on, Inc.	538	43,589
SPX Corp.	816	60,898
Stanley Black & Decker, Inc.	697	53,551
Terex Corp.*	1,909	61,813
Timken Co.	1,968	105,504
Toro Co.(The)	1,203	52,968
Trinity Industries, Inc.	1,440	57,168
Valmont Industries, Inc.	689	100,401
WABCO Holdings, Inc.*	683	42,797
Wabtec Corp.	585	54,768
Xylem, Inc.	1,909	53,318

Total Machinery		2,049,375

Marine 0.2%
Kirby Corp.*	858	60,618
Matson, Inc.	2,103	57,643

Total Marine		118,261

Media 1.9%
AMC Networks, Inc. - Class A*	847	48,254
Cablevision Systems Corp. - Class A	2,848	41,695
Charter Communications, Inc. - Class A*	579	45,145
Cinemark Holdings, Inc.	1,635	46,009
Clear Channel Outdoor Holdings, Inc. - Class A*	5,999	44,993
Discovery Communications, Inc. - Class A*	674	46,762
DISH Network Corp. - Class A	1,198	44,649
DreamWorks Animation SKG, Inc. - Class A*	2,562	44,604
Gannett Co., Inc.	2,299	45,129
Interpublic Group of Cos., Inc.(The)	3,816	46,212
John Wiley & Sons, Inc. - Class A	1,153	44,160
Lamar Advertising Co. - Class A*	1,079	46,009
Liberty Global, Inc. - Class A*	684	46,710
Liberty Media Corp. - Liberty Capital - Series A*	373	41,593
Madison Square Garden Co.(The) - Class A*	958	49,835
McGraw-Hill Cos., Inc.(The)	787	45,268
Morningstar, Inc.	500	33,845
Omnicom Group, Inc.	849	46,084
Pandora Media, Inc.*(a)	4,672	53,821
Regal Entertainment Group - Class A(a)	3,108	46,402

5

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Scripps Networks Interactive, Inc. - Class A	725	$44,783
Sirius XM Radio, Inc.	14,491	45,502
Starz - Liberty Capital*	373	5,946
Virgin Media, Inc.	1,176	46,323
Washington Post Co.(The) - Class B	115	44,353

Total Media		1,094,086

Metals & Mining 2.5%
Alcoa, Inc.	10,545	93,218
Allegheny Technologies, Inc.	3,154	99,824
Allied Nevada Gold Corp.*	3,132	74,197
Carpenter Technology Corp.	1,812	94,822
Cliffs Natural Resources, Inc.(a)	2,660	99,245
Commercial Metals Co.	6,264	104,296
Compass Minerals International, Inc.	1,241	89,414
Molycorp, Inc.*(a)	9,211	67,977
Nucor Corp.	2,153	99,060
Reliance Steel & Aluminum Co.	1,541	99,733
Royal Gold, Inc.	1,182	88,260
Steel Dynamics, Inc.	6,640	100,994
Tahoe Resources, Inc.*	5,264	84,750
United States Steel Corp.(a)	3,844	85,913
Walter Energy, Inc.	3,143	118,020

Total Metals & Mining		1,399,723

Multi-Utilities 3.0%
Alliant Energy Corp.	2,739	125,556
Ameren Corp.	4,074	132,160
CenterPoint Energy, Inc.	6,197	126,667
CMS Energy Corp.	5,017	128,937
DTE Energy Co.	2,011	127,316
Integrys Energy Group, Inc.	2,265	123,873
MDU Resources Group, Inc.	5,670	132,224
NiSource, Inc.	5,003	135,231
SCANA Corp.	2,631	123,157
Sempra Energy	1,697	127,360
TECO Energy, Inc.	7,288	129,508
Vectren Corp.	4,101	129,428
Wisconsin Energy Corp.	3,247	128,029

Total Multi-Utilities		1,669,446

Multiline Retail 0.8%
Big Lots, Inc.*	1,485	47,743
Dillard’s, Inc. - Class A	512	43,218
Dollar General Corp.*	970	44,833
Dollar Tree, Inc.*	1,065	42,589
Family Dollar Stores, Inc.	653	37,025
J.C. Penney Co., Inc.(a)	2,127	43,242
Kohl’s Corp.	968	44,809
Macy’s, Inc.	1,097	43,342
Nordstrom, Inc.	818	45,178
Sears Holdings Corp.*(a)	968	45,448

Total Multiline Retail		437,427

Office Electronics 0.2%
Xerox Corp.	7,292	58,409
Zebra Technologies Corp. - Class A*	1,300	56,264

Total Office Electronics		114,673

Oil, Gas & Consumable Fuels 7.5%
Alpha Natural Resources, Inc.*	11,510	101,979
Cabot Oil & Gas Corp.	2,336	123,294
Cheniere Energy, Inc.*	6,338	134,556
Chesapeake Energy Corp.	6,599	133,168
Cimarex Energy Co.	1,932	123,378

	Shares	Value
Cobalt International Energy, Inc.*	4,424	$107,105
Concho Resources, Inc.*	1,360	124,059
CONSOL Energy, Inc.	3,320	104,049
Continental Resources, Inc.*	1,520	126,342
Denbury Resources, Inc.*	6,945	129,385
Energen Corp.	2,722	131,037
EQT Corp.	1,954	116,087
EXCO Resources, Inc.	14,860	95,253
Golar LNG Ltd.	2,997	123,027
HollyFrontier Corp.	2,444	127,626
Kosmos Energy Ltd.*	9,353	115,790
Laredo Petroleum Holdings, Inc.*	6,251	115,331
Marathon Petroleum Corp.	1,807	134,097
Murphy Oil Corp.	1,852	110,231
Newfield Exploration Co.*	4,193	123,693
Noble Energy, Inc.	1,107	119,324
Peabody Energy Corp.	4,159	104,599
Pioneer Natural Resources Co.	1,056	124,122
Plains Exploration & Production Co.*	2,458	117,369
QEP Resources, Inc.	3,675	107,861
Range Resources Corp.	1,766	118,622
SandRidge Energy, Inc.*(a)	17,566	124,367
SM Energy Co.	2,215	128,824
Southwestern Energy Co.*	3,353	115,008
Teekay Corp.	1,628	57,273
Tesoro Corp.	2,545	123,916
Ultra Petroleum Corp.*	5,669	103,289
Valero Energy Corp.	3,324	145,359
Whiting Petroleum Corp.*	2,617	124,517
World Fuel Services Corp.	2,762	119,070
WPX Energy, Inc.*	7,218	108,487

Total Oil, Gas & Consumable Fuels		4,241,494

Paper & Forest Products 0.5%
Domtar Corp.	1,141	94,965
International Paper Co.	2,413	99,946
MeadWestvaco Corp.	3,016	94,552

Total Paper & Forest Products		289,463

Personal Products 0.4%
Avon Products, Inc.	2,956	50,193
Herbalife Ltd.(a)	4,096	148,767
Nu Skin Enterprises, Inc. - Class A	939	39,776

Total Personal Products		238,736

Pharmaceuticals 1.3%
Actavis, Inc.*	969	83,712
Endo Health Solutions, Inc.*	3,322	105,175
Forest Laboratories, Inc.*	2,418	87,773
Hospira, Inc.*	2,709	92,431
Mylan, Inc.*	3,073	86,874
Perrigo Co.	839	84,328
Salix Pharmaceuticals Ltd.*	2,058	98,578
Warner Chilcott PLC - Class A	7,478	105,963

Total Pharmaceuticals		744,834

Professional Services 0.7%
Dun & Bradstreet Corp.(The)	385	31,393
Equifax, Inc.	586	34,398
IHS, Inc. - Class A*	559	57,521
Manpower, Inc.	1,215	62,573
Nielsen Holdings NV*	1,387	45,091
Robert Half International, Inc.	1,705	60,084
Towers Watson & Co. - Class A	890	54,361

6

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Verisk Analytics, Inc. - Class A*	1,034	$57,036

Total Professional Services		402,457

Real Estate Investment Trusts (REITs) 3.3%
Alexandria Real Estate Equities, Inc.	460	33,350
American Campus Communities, Inc.	707	32,925
American Capital Agency Corp.	1,033	32,674
Annaly Capital Management, Inc.	2,254	33,517
Apartment Investment & Management Co. - Class A	1,233	33,636
AvalonBay Communities, Inc.	241	31,279
BioMed Realty Trust, Inc.	1,693	34,453
Boston Properties, Inc.	305	32,110
Brandywine Realty Trust	2,696	34,320
BRE Properties, Inc.	655	33,326
Camden Property Trust	482	33,446
CBL & Associates Properties, Inc.	1,508	32,407
Chimera Investment Corp.	12,094	36,887
CommonWealth REIT	2,018	33,176
Corporate Office Properties Trust	1,294	34,239
DDR Corp.	2,074	34,408
Digital Realty Trust, Inc.	483	32,801
Douglas Emmett, Inc.	1,392	32,461
Duke Realty Corp.	2,324	35,813
Equity Lifestyle Properties, Inc.	482	34,511
Essex Property Trust, Inc.	223	34,293
Extra Space Storage, Inc.	899	35,816
Federal Realty Investment Trust	307	32,496
General Growth Properties, Inc.	1,617	31,564
Hatteras Financial Corp.	1,259	34,094
HCP, Inc.	719	33,354
Health Care REIT, Inc.	543	34,122
Home Properties, Inc.	537	33,009
Hospitality Properties Trust	1,396	35,207
Host Hotels & Resorts, Inc.	2,053	34,470
Kilroy Realty Corp.	695	34,681
Kimco Realty Corp.	1,651	34,291
Liberty Property Trust	914	35,801
Macerich Co.(The)	554	33,085
Mack-Cali Realty Corp.	1,253	34,044
MFA Financial, Inc.	3,904	35,097
Mid-America Apartment Communities, Inc.	504	32,947
National Retail Properties, Inc.	1,045	33,461
Piedmont Office Realty Trust, Inc. - Class A	1,803	34,852
Plum Creek Timber Co., Inc.	726	34,979
Post Properties, Inc.	659	31,968
ProLogis, Inc.	898	35,830
Rayonier, Inc.	636	34,242
Realty Income Corp.	785	34,289
Regency Centers Corp.	688	34,283
Retail Properties of America, Inc. - Class A	2,681	34,692
Senior Housing Properties Trust	1,385	33,365
SL Green Realty Corp.	417	33,518
Tanger Factory Outlet Centers, Inc.	956	33,862
Taubman Centers, Inc.	416	33,904
UDR, Inc.	1,388	33,159
Ventas, Inc.	504	33,410
Vornado Realty Trust	406	34,291
Weingarten Realty Investors	1,183	34,118
Weyerhaeuser Co.	1,137	34,246

Total Real Estate Investment Trusts (REITs)		1,862,579

	Shares	Value
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	1,129	$37,934
CBRE Group, Inc.*	1,576	34,010
Forest City Enterprises, Inc. - Class A*	1,966	33,245
Howard Hughes Corp.(The)*	431	31,032
Jones Lang LaSalle, Inc.	373	34,368
Realogy Holdings Corp.*	801	35,861
St Joe Co.(The)*	1,439	33,817

Total Real Estate Management & Development		240,267

Road & Rail 0.6%
Con-way, Inc.	1,860	58,367
Hertz Global Holdings, Inc.*	2,612	47,747
JB Hunt Transport Services, Inc.	887	59,668
Kansas City Southern	632	58,846
Landstar System, Inc.	1,040	59,322
Ryder System, Inc.	1,019	57,859

Total Road & Rail		341,809

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*(a)	23,968	62,317
Altera Corp.	1,771	59,187
Analog Devices, Inc.	1,432	62,493
Applied Materials, Inc.	5,402	69,740
Atmel Corp.*	9,934	66,558
Avago Technologies Ltd.	1,872	66,961
Cree, Inc.*	1,753	75,642
Cypress Semiconductor Corp.*	5,359	55,037
Fairchild Semiconductor International, Inc.*	4,145	61,222
Freescale Semiconductor Ltd.*	5,698	82,336
KLA-Tencor Corp.	1,261	69,242
Lam Research Corp.*	1,639	67,428
Linear Technology Corp.	1,758	64,378
LSI Corp.*	8,804	61,980
Marvell Technology Group Ltd.	7,007	64,815
Maxim Integrated Products, Inc.	2,021	63,560
Microchip Technology, Inc.	1,869	62,518
Micron Technology, Inc.*	9,015	68,153
NVIDIA Corp.	4,809	58,958
ON Semiconductor Corp.*	8,555	67,157
PMC - Sierra, Inc.*	11,461	66,245
Silicon Laboratories, Inc.*	1,413	61,663
Skyworks Solutions, Inc.*	2,861	68,492
Teradyne, Inc.*	3,602	58,208
Xilinx, Inc.	1,679	61,267

Total Semiconductors & Semiconductor Equipment		1,625,557

Software 3.1%
Activision Blizzard, Inc.	5,436	61,916
ANSYS, Inc.*	872	64,179
Autodesk, Inc.*	1,690	65,707
BMC Software, Inc.*	1,449	60,206
CA, Inc.	2,695	66,890
Cadence Design Systems, Inc.*	4,504	62,741
Citrix Systems, Inc.*	898	65,698
Compuware Corp.*	5,577	64,805
Concur Technologies, Inc.*	886	59,273
Electronic Arts, Inc.*	4,051	63,722
Factset Research Systems, Inc.(a)	349	32,289
Fortinet, Inc.*	2,830	66,760
Informatica Corp.*	1,977	73,169
Intuit, Inc.	974	60,758
MICROS Systems, Inc.*	1,471	67,710
NetSuite, Inc.*	912	64,050
Nuance Communications, Inc.*	2,632	63,300

7

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Red Hat, Inc.*	1,157	$64,283
Rovi Corp.*	3,780	65,356
ServiceNow, Inc.*	1,851	51,310
Solarwinds, Inc.*	1,109	60,352
Solera Holdings, Inc.	1,125	61,661
Splunk, Inc.*	2,137	70,435
Symantec Corp.*	3,211	69,903
Synopsys, Inc.*	1,865	62,366
TIBCO Software, Inc.*	2,840	66,570
Workday, Inc. - Class A*	1,131	60,418
Zynga, Inc. - Class A*	25,271	68,484

Total Software		1,764,311

Specialty Retail 2.7%
Aaron’s, Inc.	1,511	44,801
Abercrombie & Fitch Co. - Class A	876	43,800
Advance Auto Parts, Inc.	588	43,230
American Eagle Outfitters, Inc.	2,038	41,188
Ascena Retail Group, Inc.*	2,243	38,019
AutoNation, Inc.*	1,085	52,623
AutoZone, Inc.*	119	43,994
Bed Bath & Beyond, Inc.*	710	41,677
Best Buy Co., Inc.	3,539	57,544
CarMax, Inc.*	1,221	48,132
Chico’s FAS, Inc.	2,275	40,791
Dick’s Sporting Goods, Inc.	925	44,021
DSW, Inc. - Class A	657	43,973
Foot Locker, Inc.	1,283	44,071
GameStop Corp. - Class A(a)	1,547	35,890
Gap, Inc.(The)	1,340	43,791
GNC Holdings, Inc. - Class A	4,971	178,658
Guess?, Inc.	1,672	45,294
Limited Brands, Inc.	887	42,594
O’Reilly Automotive, Inc.*	466	43,175
PetSmart, Inc.	601	39,311
Ross Stores, Inc.	788	47,044
Sally Beauty Holdings, Inc.*	1,816	48,197
Sears Hometown and Outlet Stores, Inc.*	1,430	55,984
Signet Jewelers Ltd.	759	47,498
Staples, Inc.	3,554	47,908
Tiffany & Co.	716	47,077
Tractor Supply Co.	494	51,213
Ulta Salon Cosmetics & Fragrance, Inc.	438	42,845
Urban Outfitters, Inc.*	1,081	46,256
Williams-Sonoma, Inc.	959	42,196

Total Specialty Retail		1,532,795

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.*	801	48,244
Deckers Outdoor Corp.*(a)	1,149	45,903
Fossil, Inc.*	455	48,039
Hanesbrands, Inc.*	1,175	44,039
Michael Kors Holdings Ltd.*	803	45,072
PVH Corp.	383	45,527
Ralph Lauren Corp.	281	46,781
Under Armour, Inc. - Class A*	860	43,748
V.F. Corp.	282	41,618

Total Textiles, Apparel & Luxury Goods		408,971

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	2,632	30,926
Hudson City Bancorp, Inc.	3,904	33,379
New York Community Bancorp, Inc.	2,421	32,320
People’s United Financial, Inc.	2,594	31,932
TFS Financial Corp.*	3,689	37,739

	Shares	Value
Washington Federal, Inc.	1,969	$34,635

Total Thrifts & Mortgage Finance		200,931

Tobacco 0.3%
Lorillard, Inc.	4,500	175,815

Total Tobacco		175,815

Trading Companies & Distributors 1.0%
Air Lease Corp.*	2,339	55,832
Fastenal Co.	2,105	104,576
GATX Corp.	1,202	56,915
MRC Global, Inc.*	3,436	105,588
MSC Industrial Direct Co., Inc. - Class A	711	56,254
United Rentals, Inc.*	1,162	58,821
W.W. Grainger, Inc.	266	57,940
WESCO International, Inc.*	788	57,469

Total Trading Companies & Distributors		553,395

Water Utilities 0.5%
American Water Works Co., Inc.	3,267	125,061
Aqua America, Inc.	4,927	134,162

Total Water Utilities		259,223

Wireless Telecommunication Services 1.6%
Clearwire Corp. - Class A*	42,973	137,084
Crown Castle International Corp.*	848	59,801
MetroPCS Communications, Inc.*	12,381	124,181
NII Holdings, Inc.*(a)	18,161	127,127
SBA Communications Corp. - Class A*	865	60,256
Sprint Nextel Corp.*	22,299	125,543
Telephone & Data Systems, Inc.	5,390	136,313
United States Cellular Corp.*	3,440	130,858

Total Wireless Telecommunication Services		901,163

Total Common Stocks (Cost $48,821,886)		56,053,457

SHORT TERM INVESTMENTS 0.7%

SSgA Government Money Market Fund	397,769	397,769

Total Short Term Investments (Cost $397,769)		397,769

	Face Amount
SECURITIES LENDING COLLATERAL 2.3%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$376,399	376,399
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	376,399	376,399
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	535,902	535,902

Total Securities Lending Collateral (Cost $1,288,700)		1,288,700

8

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

Total Investments 102.3%(d) (Cost $50,508,355)	57,739,926

Other Assets and Liabilities, net – (2.3)%	(1,283,132)

Net Assets – 100.0%	$56,456,794

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

9

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.4%

Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	564	$36,502
BE Aerospace, Inc.*	731	37,639
Boeing Co.(The)	468	34,571
Engility Holdings, Inc.*	1,816	34,958
Exelis, Inc.	2,990	32,860
General Dynamics Corp.	511	33,879
Honeywell International, Inc.	552	37,669
Huntington Ingalls Industries, Inc.	831	36,813
L-3 Communications Holdings, Inc.	457	34,696
Lockheed Martin Corp.	379	32,924
Northrop Grumman Corp.	516	33,561
Precision Castparts Corp.	348	63,823
Raytheon Co.	599	31,555
Rockwell Collins, Inc.	605	35,622
Spirit Aerosystems Holdings, Inc. - Class A*	2,153	34,319
Textron, Inc.	1,429	41,098
TransDigm Group, Inc.	269	36,433
Triumph Group, Inc.	534	37,578
United Technologies Corp.	429	37,568

Total Aerospace & Defense		704,068

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	555	36,713
Expeditors International of Washington, Inc.	897	38,481
FedEx Corp.	381	38,652
United Parcel Service, Inc. - Class B	471	37,346
UTi Worldwide, Inc.	2,676	39,498

Total Air Freight & Logistics		190,690

Airlines 0.3%
Copa Holdings SA - Class A	358	39,237
Delta Air Lines, Inc.*	3,063	42,545
Southwest Airlines Co.	3,363	37,699
United Continental Holdings, Inc.*	1,498	36,177

Total Airlines		155,658

Auto Components 0.6%
Allison Transmission Holdings, Inc.	1,754	39,079
BorgWarner, Inc.*	439	32,565
Delphi Automotive PLC*	857	33,132
Gentex Corp.	1,600	30,608
Goodyear Tire & Rubber Co.(The)*	2,179	29,983
Johnson Controls, Inc.	1,013	31,494
Lear Corp.	645	31,605
TRW Automotive Holdings Corp.*	572	32,964
Visteon Corp.*	582	32,761

Total Auto Components		294,191

Automobiles 0.3%
Ford Motor Co.	2,533	32,802
General Motors Co.*	1,159	32,556
Harley-Davidson, Inc.	599	31,400
Tesla Motors, Inc.*	854	32,034
Thor Industries, Inc.	789	33,201

Total Automobiles		161,993

Beverages 1.9%
Beam, Inc.	1,593	97,715
Brown-Forman Corp. - Class B	1,533	99,185
Coca-Cola Co.(The)	2,632	98,016

	Shares	Value
Coca-Cola Enterprises, Inc.	3,066	$106,911
Constellation Brands, Inc. - Class A*	2,746	88,860
Dr Pepper Snapple Group, Inc.	2,196	98,974
Molson Coors Brewing Co. - Class B	2,239	101,158
Monster Beverage Corp.*	1,834	87,849
PepsiCo, Inc.	1,392	101,407

Total Beverages		880,075

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	548	51,506
Amgen, Inc.	597	51,020
Ariad Pharmaceuticals, Inc.*	2,642	52,523
Biogen Idec, Inc.*	348	54,316
BioMarin Pharmaceutical, Inc.*	1,081	59,336
Celgene Corp.*	667	66,006
Gilead Sciences, Inc.*	1,404	55,388
Incyte Corp.*(a)	3,286	60,397
Medivation, Inc.*	965	52,457
Myriad Genetics, Inc.*	1,943	52,578
Onyx Pharmaceuticals, Inc.*	658	51,008
Regeneron Pharmaceuticals, Inc.*	297	51,660
United Therapeutics Corp.*	1,030	55,507
Vertex Pharmaceuticals, Inc.*	1,230	55,079

Total Biotechnology		768,781

Building Products 0.7%
Armstrong World Industries, Inc.	1,321	72,642
Fortune Brands Home & Security, Inc.*	980	32,085
Lennox International, Inc.	1,226	70,508
Masco Corp.	3,918	72,052
Owens Corning*	1,769	73,714

Total Building Products		321,001

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	170	24,468
American Capital Ltd.*	1,812	24,208
Ameriprise Financial, Inc.	351	23,278
Ares Capital Corp.	1,317	23,587
Bank of New York Mellon Corp.(The)	856	23,249
BlackRock, Inc.	107	25,282
Charles Schwab Corp.(The)	1,570	25,952
E*Trade Financial Corp.*	2,536	26,907
Eaton Vance Corp.	696	25,195
Federated Investors, Inc. - Class B(a)	1,090	25,789
Franklin Resources, Inc.	174	23,817
Goldman Sachs Group, Inc.(The)	175	25,875
Invesco Ltd.	848	23,108
Janus Capital Group, Inc.	2,575	23,948
Jefferies Group, Inc.	1,188	23,677
Lazard Ltd. - Class A	718	24,879
Legg Mason, Inc.	846	23,392
LPL Financial Holdings, Inc.	794	26,440
Morgan Stanley	1,167	26,666
Northern Trust Corp.	450	23,162
Raymond James Financial, Inc.	567	25,305
SEI Investments Co.	967	26,070
State Street Corp.	475	26,434
T. Rowe Price Group, Inc.	339	24,222
TD Ameritrade Holding Corp.	1,294	25,091
Waddell & Reed Financial, Inc. - Class A	630	25,011

Total Capital Markets		645,012

Chemicals 4.6%
Air Products & Chemicals, Inc.	774	67,671
Airgas, Inc.	714	68,001
Albemarle Corp.	1,058	64,866

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Ashland, Inc.	826	$64,849
Cabot Corp.	1,628	60,936
Celanese Corp. - Series A	1,478	69,289
CF Industries Holdings, Inc.	319	73,105
Cytec Industries, Inc.	930	68,169
Dow Chemical Co.(The)	1,996	64,271
Du Pont (E.I.) de Nemours & Co.	1,456	69,087
Eastman Chemical Co.	985	70,083
Ecolab, Inc.	910	65,884
FMC Corp.	1,125	69,154
Huntsman Corp.	3,966	69,921
International Flavors & Fragrances, Inc.	975	68,669
Intrepid Potash, Inc.	3,074	71,624
Kronos Worldwide, Inc.(a)	3,888	75,388
LyondellBasell Industries NV - Class A	1,193	75,660
Monsanto Co.	709	71,857
Mosaic Co.(The)	1,170	71,663
NewMarket Corp.	246	62,769
PPG Industries, Inc.	495	68,246
Praxair, Inc.	598	66,001
Rockwood Holdings, Inc.	1,348	73,776
RPM International, Inc.	2,216	69,161
Scotts Miracle-Gro Co.(The) - Class A	1,495	65,362
Sherwin-Williams Co.(The)	429	69,558
Sigma-Aldrich Corp.	889	68,746
Valspar Corp.	1,063	70,456
Westlake Chemical Corp.	818	75,142
WR Grace & Co*	954	68,497

Total Chemicals		2,137,861

Commercial Banks 1.7%
Associated Banc-Corp.	1,672	23,859
Bank of Hawaii Corp.	495	23,805
BankUnited, Inc.	966	25,985
BB&T Corp.	752	22,771
BOK Financial Corp.	405	22,700
CapitalSource, Inc.	2,977	24,143
CIT Group, Inc.*	579	24,521
City National Corp.	443	23,461
Comerica, Inc.	732	25,152
Commerce Bancshares, Inc.	620	23,281
Cullen/Frost Bankers, Inc.	404	23,792
East West Bancorp, Inc.	1,032	24,200
Fifth Third Bancorp	1,478	24,077
First Citizens BancShares Inc. - Class A	141	24,585
First Horizon National Corp.	2,206	22,523
First Niagara Financial Group, Inc.	2,820	22,109
First Republic Bank	666	23,770
Fulton Financial Corp.	2,257	24,579
Huntington Bancshares, Inc.	3,474	24,179
KeyCorp	2,616	24,590
M&T Bank Corp.	221	22,695
PNC Financial Services Group, Inc.	375	23,175
Popular, Inc.*	1,072	28,772
Regions Financial Corp.	3,165	24,624
Signature Bank*	314	23,214
SunTrust Banks, Inc.	783	22,214
SVB Financial Group*	395	26,216
Synovus Financial Corp.(a)	9,031	23,300
TCF Financial Corp.	1,818	24,834
US Bancorp	684	22,640
Valley National Bancorp(a)	2,333	22,840
Wells Fargo & Co.	639	22,256
Zions Bancorp	1,032	24,066

Total Commercial Banks		788,928

	Shares	Value
Commercial Services & Supplies 1.4%
ADT Corp.(The)	772	$36,670
Avery Dennison Corp.	1,017	39,165
Cintas Corp.	828	34,991
Clean Harbors, Inc.*	671	37,301
Copart, Inc.*	1,158	41,584
Corrections Corp. of America	1,001	37,928
Covanta Holding Corp.	1,927	38,001
Iron Mountain, Inc.	1,129	38,623
KAR Auction Services, Inc.	1,533	32,699
Pitney Bowes, Inc.(a)	3,164	45,593
R.R. Donnelley & Sons Co.(a)	3,918	36,046
Republic Services, Inc.	1,188	37,885
Rollins, Inc.	1,556	38,464
Stericycle, Inc.*	375	35,381
Tyco International Ltd.	1,204	36,397
Waste Connections, Inc.	1,070	38,541
Waste Management, Inc.	1,042	37,908

Total Commercial Services & Supplies		643,177

Communications Equipment 1.2%
Acme Packet, Inc.*	1,825	44,110
Brocade Communications Systems, Inc.*	7,511	42,963
Cisco Systems, Inc.	2,022	41,593
EchoStar Corp. - Class A*	1,200	43,656
F5 Networks, Inc.*	424	44,469
Harris Corp.	829	38,300
JDS Uniphase Corp.*	3,126	45,358
Juniper Networks, Inc.*	2,037	45,588
Motorola Solutions, Inc.	751	43,851
Palo Alto Networks, Inc.*	794	43,956
Polycom, Inc.*	3,840	42,355
QUALCOMM, Inc.	650	42,919
Riverbed Technology, Inc.*	2,127	41,264

Total Communications Equipment		560,382

Computers & Peripherals 1.1%
Apple, Inc.	77	35,059
Dell, Inc.	3,905	51,702
Diebold, Inc.	1,343	39,538
EMC Corp.*	1,595	39,253
Fusion-io, Inc.*(a)	1,714	29,961
Hewlett-Packard Co.	2,839	46,872
Lexmark International, Inc. - Class A(a)	1,480	35,609
NCR Corp.*	1,630	45,265
NetApp, Inc.*	1,202	43,272
SanDisk Corp.*	940	46,990
Stratasys Ltd.*(a)	548	43,007
Western Digital Corp.	1,040	48,880

Total Computers & Peripherals		505,408

Construction & Engineering 0.7%
Aecom Technology Corp.*	1,455	37,204
Chicago Bridge & Iron Co. NV	828	42,071
Fluor Corp.	595	38,574
Jacobs Engineering Group, Inc.*	823	39,594
KBR, Inc.	1,148	35,841
Quanta Services, Inc.*	1,279	37,053
Shaw Group, Inc.(The)*	770	36,436
URS Corp.	881	36,544

Total Construction & Engineering		303,317

Construction Materials 0.3%
Martin Marietta Materials, Inc.	689	68,025

2

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Vulcan Materials Co.	1,229	$69,512

Total Construction Materials		137,537

Consumer Finance 0.2%
American Express Co.	384	22,583
Capital One Financial Corp.	373	21,007
Discover Financial Services	550	21,115
SLM Corp.	1,296	21,889

Total Consumer Finance		86,594

Containers & Packaging 1.6%
AptarGroup, Inc.	1,375	70,854
Ball Corp.	1,479	65,845
Bemis Co., Inc.	1,975	70,468
Crown Holdings, Inc.*	1,751	66,293
Greif, Inc. - Class A	1,471	69,107
Owens-Illinois, Inc.*	3,149	74,946
Packaging Corp. of America	1,754	67,406
Rock Tenn Co. - Class A	942	74,371
Sealed Air Corp.	3,929	73,551
Silgan Holdings, Inc.	1,530	65,637
Sonoco Products Co.	2,216	68,674

Total Containers & Packaging		767,152

Distributors 0.1%
Genuine Parts Co.	466	31,702
LKQ Corp.*	1,414	31,659

Total Distributors		63,361

Diversified Consumer Services 0.4%
Apollo Group, Inc. - Class A*	1,334	26,973
DeVry, Inc.	1,165	29,323
H&R Block, Inc.	1,541	35,089
ITT Educational Services, Inc.*(a)	1,474	24,822
Service Corp. International	2,042	30,487
Weight Watchers International, Inc.	555	29,676

Total Diversified Consumer Services		176,370

Diversified Financial Services 0.6%
Bank of America Corp.	1,966	22,255
CBOE Holdings, Inc.	740	25,071
Citigroup, Inc.	566	23,863
CME Group, Inc.	425	24,582
Interactive Brokers Group, Inc. - Class A	1,493	21,350
IntercontinentalExchange, Inc.*	174	24,142
JPMorgan Chase & Co.	507	23,854
Leucadia National Corp.	920	23,414
Moody’s Corp.	440	24,121
MSCI, Inc. - Class A*	720	24,293
NASDAQ OMX Group, Inc.(The)	883	25,007
NYSE Euronext	935	32,323

Total Diversified Financial Services		294,275

Diversified Telecommunication Services 1.2%
AT&T, Inc.	2,343	81,513
CenturyLink, Inc.	2,003	81,021
Frontier Communications Corp.(a)	17,375	79,404
Level 3 Communications, Inc.*	3,499	83,346
tw telecom, Inc.*	3,165	87,449
Verizon Communications, Inc.	1,833	79,937
Windstream Corp.	8,989	87,553

Total Diversified Telecommunication Services		580,223

Electric Utilities 3.4%
American Electric Power Co., Inc.	1,831	82,926
Duke Energy Corp.	1,227	84,344
Edison International	1,759	84,766

	Shares	Value
Entergy Corp.	1,230	$79,458
Exelon Corp.	2,626	82,561
FirstEnergy Corp.	1,939	78,510
Great Plains Energy, Inc.	3,885	83,139
Hawaiian Electric Industries, Inc.	3,151	84,982
ITC Holdings Corp.	1,026	83,106
NextEra Energy, Inc.	1,134	81,705
Northeast Utilities	2,027	82,560
NV Energy, Inc.	4,348	82,308
OGE Energy Corp.	1,415	83,075
Pepco Holdings, Inc.	4,048	79,017
Pinnacle West Capital Corp.	1,544	82,419
PPL Corp.	2,731	82,722
Southern Co.(The)	1,833	81,073
Westar Energy, Inc.	2,768	83,234
Xcel Energy, Inc.	2,913	80,923

Total Electric Utilities		1,562,828

Electrical Equipment 0.9%
AMETEK, Inc.	935	38,326
Babcock & Wilcox Co.(The)	1,360	36,230
Eaton Corp. PLC	654	37,245
Emerson Electric Co.	666	38,128
General Cable Corp.*	1,166	39,201
GrafTech International, Ltd.*	3,918	37,613
Hubbell, Inc. - Class B	423	38,514
Polypore International, Inc.*	1,452	56,033
Regal-Beloit Corp.	499	37,006
Rockwell Automation, Inc.	419	37,371
Roper Industries, Inc.	318	37,349

Total Electrical Equipment		433,016

Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. - Class A	639	43,177
Arrow Electronics, Inc.*	1,066	40,956
Avnet, Inc.*	1,315	46,498
AVX Corp.	3,821	43,521
Corning, Inc.	3,174	38,088
Dolby Laboratories, Inc. - Class A	1,167	37,706
FLIR Systems, Inc.	1,653	39,292
Ingram Micro, Inc. - Class A*	2,429	44,159
IPG Photonics Corp.(a)	644	42,169
Itron, Inc.*	781	36,231
Jabil Circuit, Inc.	2,241	42,377
Molex, Inc.	1,513	41,093
National Instruments Corp.	1,363	38,709
Tech Data Corp.*	908	46,226
Trimble Navigation, Ltd.*	599	37,438
Vishay Intertechnology, Inc.*	4,009	44,059

Total Electronic Equipment, Instruments & Components		661,699

Energy Equipment & Services 3.6%
Atwood Oceanics, Inc.*	1,506	79,472
Baker Hughes, Inc.	1,672	74,772
Cameron International Corp.*	1,232	77,998
CARBO Ceramics, Inc.	860	68,895
Diamond Offshore Drilling, Inc.	1,016	76,291
Dresser-Rand Group, Inc.*	1,276	77,900
FMC Technologies, Inc.*	1,658	78,506
Halliburton Co.	2,015	81,970
Helmerich & Payne, Inc.	1,247	80,232
McDermott International, Inc.*	6,401	77,900
Nabors Industries Ltd.*	4,833	80,566
National Oilwell Varco, Inc.	1,021	75,697
Oceaneering International, Inc.	1,307	82,615

3

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Oil States International, Inc.*	1,000	$77,580
Patterson-UTI Energy, Inc.	3,734	75,950
Rowan Cos., PLC - Class A*	2,173	74,925
RPC, Inc.(a)	5,703	85,374
Schlumberger Ltd.	981	76,567
SEACOR Holdings, Inc.	845	76,870
Superior Energy Services, Inc.*	3,298	82,351
Tidewater, Inc.	757	37,222
Unit Corp.*	1,509	72,628

Total Energy Equipment & Services		1,672,281

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	296	30,293
CVS Caremark Corp.	1,995	102,144
Fresh Market, Inc.(The)*	1,933	94,504
Kroger Co.(The)	3,669	101,631
Safeway, Inc.(a)	5,382	103,604
Sysco Corp.	3,044	96,708
Wal-Mart Stores, Inc.	425	29,729
Walgreen Co.	2,614	104,455
Whole Foods Market, Inc.	1,071	103,084

Total Food & Staples Retailing		766,152

Food Products 4.7%
Archer-Daniels-Midland Co.	3,495	99,712
Bunge Ltd.	1,347	107,302
Campbell Soup Co.(a)	2,707	99,374
ConAgra Foods, Inc.	3,248	106,177
Dean Foods Co.*	5,951	108,963
Flowers Foods, Inc.	4,097	110,127
General Mills, Inc.	2,349	98,517
Green Mountain Coffee Roasters, Inc.*(a)	2,394	108,999
H.J. Heinz Co.	1,646	99,797
Hershey Co.(The)	1,324	105,192
Hillshire Brands Co.	3,455	107,036
Hormel Foods Corp.	3,113	107,741
Ingredion, Inc.	1,503	99,303
J.M. Smucker Co.(The)	1,124	99,620
Kellogg Co.	1,734	101,439
Kraft Foods Group, Inc.	2,108	97,432
McCormick & Co., Inc.	1,502	93,650
Mead Johnson Nutrition Co.	1,481	112,556
Mondelez International, Inc. - Class A	3,794	105,435
Smithfield Foods, Inc.*	4,438	103,450
Tyson Foods, Inc. - Class A	4,960	109,715
WhiteWave Foods Co. - Class A*(a)	1,464	23,702

Total Food Products		2,205,239

Gas Utilities 1.1%
AGL Resources, Inc.	2,001	83,642
Atmos Energy Corp.	2,228	83,238
National Fuel Gas Co.	1,509	82,090
Oneok, Inc.	1,848	86,874
Questar Corp.	4,073	94,616
UGI Corp.	2,471	87,078

Total Gas Utilities		517,538

Health Care Equipment & Supplies 2.9%
Abbott Laboratories	808	27,375
Alere, Inc.*	2,776	59,018
Baxter International, Inc.	797	54,068
Becton, Dickinson and Co.	676	56,811
Boston Scientific Corp.*	9,213	68,821
C.R. Bard, Inc.	547	55,832
CareFusion Corp.*	1,876	58,231
Cooper Cos., Inc.(The)	561	56,857

	Shares	Value
Covidien PLC	919	$57,290
DENTSPLY International, Inc.	1,318	55,040
Edwards Lifesciences Corp.*	579	52,069
Hill-Rom Holdings, Inc.	1,851	61,416
Hologic, Inc.*	2,607	62,151
IDEXX Laboratories, Inc.*	555	52,842
Intuitive Surgical, Inc.*	98	56,289
Medtronic, Inc.	1,246	58,064
ResMed, Inc.	1,247	54,619
Sirona Dental Systems, Inc.*	847	56,300
St Jude Medical, Inc.	1,478	60,155
Stryker Corp.	947	59,330
Teleflex, Inc.	757	56,775
Thoratec Corp.*	1,393	50,886
Varian Medical Systems, Inc.*	739	52,210
Zimmer Holdings, Inc.	776	57,890

Total Health Care Equipment & Supplies		1,340,339

Health Care Providers & Services 3.3%
Aetna, Inc.	1,147	55,320
AmerisourceBergen Corp.	1,216	55,170
Brookdale Senior Living, Inc.*	2,127	57,450
Cardinal Health, Inc.	1,250	54,762
Catamaran Corp.*	1,063	55,159
CIGNA Corp.	978	57,057
Community Health Systems, Inc.	1,695	64,969
Coventry Health Care, Inc.	1,191	54,584
DaVita, Inc.*	481	55,512
Express Scripts Holding Co.*	965	51,550
HCA Holdings, Inc.	1,679	63,214
Health Management Associates, Inc. - Class A*	6,224	64,979
Health Net, Inc.*	2,078	56,522
Henry Schein, Inc.*	649	56,035
Humana, Inc.	780	58,001
Laboratory Corp. of America Holdings*	605	54,147
LifePoint Hospitals, Inc.*	1,390	60,757
McKesson Corp.	534	56,193
Mednax, Inc.*	658	56,298
Omnicare, Inc.	1,470	57,256
Patterson Cos., Inc.	1,569	56,688
Quest Diagnostics, Inc.	880	50,996
Tenet Healthcare Corp.*	1,643	63,798
UnitedHealth Group, Inc.	971	53,609
Universal Health Services, Inc. - Class B	1,107	62,700
VCA Antech, Inc.*	2,571	55,534
WellPoint, Inc.	880	57,042

Total Health Care Providers & Services		1,545,302

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	4,962	54,979
Cerner Corp.*	668	55,143

Total Health Care Technology		110,122

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	645	31,063
Brinker International, Inc.	933	30,547
Carnival Corp.	752	29,118
Chipotle Mexican Grill, Inc.*	101	31,008
Choice Hotels International, Inc.	885	31,895
Darden Restaurants, Inc.	626	29,109
Dunkin’ Brands Group, Inc.	900	32,859
Hyatt Hotels Corp. - Class A*	790	31,655
International Game Technology	2,027	31,155
Las Vegas Sands Corp.	630	34,808
Marriott International, Inc. - Class A	791	31,624

4

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
McDonald’s Corp.	326	$31,065
MGM Resorts International*	2,542	32,461
Panera Bread Co. - Class A*	178	28,446
Penn National Gaming, Inc.*	598	29,099
Royal Caribbean Cruises Ltd.	831	30,082
Starbucks Corp.	545	30,585
Starwood Hotels & Resorts Worldwide, Inc.	526	32,302
Wendy’s Co.(The)	6,159	31,657
Wyndham Worldwide Corp.	558	31,131
Wynn Resorts Ltd.	258	32,307
Yum! Brands, Inc.	428	27,794

Total Hotels, Restaurants & Leisure		681,770

Household Durables 1.0%
DR Horton, Inc.	1,472	34,827
Garmin Ltd.(a)	694	26,296
Harman International Industries, Inc.	680	30,450
Jarden Corp.*	589	34,657
Leggett & Platt, Inc.	1,081	31,825
Lennar Corp. - Class A	745	30,947
Mohawk Industries, Inc.*	348	35,378
Newell Rubbermaid, Inc.	1,349	31,674
NVR, Inc.*	30	30,890
PulteGroup, Inc.*	1,590	32,977
Tempur-Pedic International, Inc.*	933	36,350
Toll Brothers, Inc.*	908	34,004
Tupperware Brands Corp.	450	34,290
Whirlpool Corp.	289	33,345

Total Household Durables		457,910

Household Products 1.3%
Church & Dwight Co., Inc.	1,819	105,120
Clorox Co.(The)	1,282	100,522
Colgate-Palmolive Co.	916	98,351
Energizer Holdings, Inc.	1,214	105,630
Kimberly-Clark Corp.	1,140	102,041
Procter & Gamble Co.(The)	1,402	105,374

Total Household Products		617,038

Independent Power Producers & Energy Traders 0.5%
AES Corp.(The)	7,281	78,926
Calpine Corp.*	4,471	88,213
NRG Energy, Inc.	3,481	83,544

Total Independent Power Producers & Energy Traders		250,683

Industrial Conglomerates 0.3%
3M Co.	376	37,807
Carlisle Cos., Inc.	602	38,618
Danaher Corp.	626	37,516
General Electric Co.	1,627	36,250

Total Industrial Conglomerates		150,191

Insurance 2.7%
ACE Ltd.	274	23,380
AFLAC, Inc.	407	21,595
Alleghany Corp.*	68	24,520
Allied World Assurance Co. Holdings AG	282	23,922
Allstate Corp.(The)	541	23,750
American Financial Group, Inc.	564	24,004
American International Group, Inc.*	628	23,757
American National Insurance Co.	324	25,016
Aon PLC	393	22,692
Arch Capital Group Ltd.*	508	23,581
Arthur J. Gallagher & Co.	632	23,352

	Shares	Value
Aspen Insurance Holdings Ltd.	700	$23,877
Assurant, Inc.	627	23,976
Assured Guaranty Ltd.	1,526	27,666
Axis Capital Holdings Ltd.	636	24,340
Berkshire Hathaway, Inc. - Class B*	247	23,942
Brown & Brown, Inc.	849	23,212
Chubb Corp.(The)	290	23,290
Cincinnati Financial Corp.	555	23,554
CNA Financial Corp.	782	24,359
Endurance Specialty Holdings Ltd.	566	24,293
Erie Indemnity Co. - Class A	327	23,328
Everest Re Group Ltd.	208	24,088
Fidelity National Financial, Inc. - Class A	957	24,021
Genworth Financial, Inc. - Class A*	3,036	27,840
Hanover Insurance Group, Inc.(The)	581	24,146
Hartford Financial Services Group, Inc.	992	24,602
HCC Insurance Holdings, Inc.	597	23,092
Kemper Corp.	748	24,916
Lincoln National Corp.	844	24,459
Loews Corp.	534	23,160
Markel Corp.*	46	21,902
Marsh & McLennan Cos., Inc.	645	22,885
MBIA, Inc.*	2,765	23,807
Mercury General Corp.	526	20,830
MetLife, Inc.	673	25,130
Old Republic International Corp.	2,066	23,552
PartnerRe Ltd.	273	23,939
Principal Financial Group, Inc.	777	24,095
ProAssurance Corp.	519	23,376
Progressive Corp.(The)	1,041	23,412
Protective Life Corp.	769	24,331
Prudential Financial, Inc.	420	24,310
Reinsurance Group of America, Inc.	418	23,989
RenaissanceRe Holdings Ltd.	280	23,979
StanCorp Financial Group, Inc.	616	23,956
Torchmark Corp.	429	23,900
Travelers Cos., Inc.(The)	300	23,538
Unum Group	1,049	24,452
Validus Holdings Ltd.	650	23,667
W.R. Berkley Corp.	572	23,549
White Mountains Insurance Group Ltd.	44	24,229
XL Group PLC	890	24,671

Total Insurance		1,267,229

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	115	30,533
Expedia, Inc.	481	31,385
Groupon, Inc.*(a)	8,215	45,183
HomeAway, Inc.*	1,394	33,414
Liberty Interactive Corp. - Series A*	1,503	31,954
Liberty Ventures*	461	34,404
Netflix, Inc.*	308	50,894
priceline.com, Inc.*	47	32,217
TripAdvisor, Inc.*	689	31,887

Total Internet & Catalog Retail		321,871

Internet Software & Services 1.0%
Akamai Technologies, Inc.*	1,006	40,954
AOL, Inc.*	1,337	40,979
eBay, Inc.*	570	31,880
Equinix, Inc.*	203	43,732
Facebook, Inc. - Class A*	1,488	46,083
Google, Inc. - Class A*	56	42,319
IAC/InterActiveCorp	882	36,383
LinkedIn Corp. - Class A*	356	44,069
Rackspace Hosting, Inc.*	570	42,950

5

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
VeriSign, Inc.*	1,117	$48,489
Yahoo!, Inc.*	2,101	41,243

Total Internet Software & Services		459,081

IT Services 2.0%
Accenture PLC - Class A	497	35,729
Alliance Data Systems Corp.*	153	24,113
Amdocs Ltd.	1,179	42,078
Automatic Data Processing, Inc.	605	35,870
Booz Allen Hamilton Holding Corp.	2,474	34,290
Broadridge Financial Solutions, Inc.	949	22,368
Cognizant Technology Solutions Corp. - Class A*	555	43,390
Computer Sciences Corp.	1,025	42,845
CoreLogic, Inc.*	797	20,913
DST Systems, Inc.	665	44,515
Fidelity National Information Services, Inc.	633	23,491
Fiserv, Inc.*	275	22,085
FleetCor Technologies, Inc.*	432	25,851
Gartner, Inc.*	890	45,844
Genpact Ltd.	2,199	36,833
Global Payments, Inc.	491	24,187
International Business Machines Corp.	209	42,442
Jack Henry & Associates, Inc.	564	23,395
Lender Processing Services, Inc.	869	20,891
Mastercard, Inc. - Class A	46	23,846
NeuStar, Inc. - Class A*	954	43,063
Paychex, Inc.	1,066	34,784
SAIC, Inc.	3,497	42,314
Teradata Corp.*	656	43,729
Total System Services, Inc.	1,004	23,343
Vantiv, Inc. - Class A*	1,065	22,173
VeriFone Systems, Inc.*	1,421	49,337
Visa, Inc. - Class A	148	23,371
Western Union Co.(The)	1,664	23,679

Total IT Services		940,769

Leisure Equipment & Products 0.2%
Hasbro, Inc.(a)	804	30,046
Mattel, Inc.	789	29,690
Polaris Industries, Inc.	357	31,091

Total Leisure Equipment & Products		90,827

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	852	38,153
Bio-Rad Laboratories, Inc. - Class A*	498	56,667
Bruker Corp.*	3,432	57,898
Charles River Laboratories International, Inc.*	1,401	57,889
Covance, Inc.*	905	60,372
Illumina, Inc.*(a)	1,028	52,048
Life Technologies Corp.*	1,029	66,566
Mettler-Toledo International, Inc.*	181	38,468
PerkinElmer, Inc.	1,651	58,181
QIAGEN NV*	2,945	61,845
Techne Corp.	773	55,409
Thermo Fisher Scientific, Inc.	818	59,010
Waters Corp.*	396	36,262

Total Life Sciences Tools & Services		698,768

Machinery 3.3%
AGCO Corp.*	716	37,948
Caterpillar, Inc.	390	38,372
CNH Global NV	879	41,964
Colfax Corp.*	904	40,328

	Shares	Value
Crane Co.	790	$39,721
Cummins, Inc.	325	37,320
Deere & Co.	406	38,188
Donaldson Co., Inc.	1,051	39,528
Dover Corp.	541	37,426
Flowserve Corp.	245	38,409
Gardner Denver, Inc.	479	33,707
Graco, Inc.	672	38,438
Harsco Corp.	1,543	39,331
IDEX Corp.	768	38,316
Illinois Tool Works, Inc.	572	35,939
Ingersoll-Rand PLC	731	37,566
ITT Corp.	1,530	39,290
Joy Global, Inc.	567	35,817
Kennametal, Inc.	854	35,023
Lincoln Electric Holdings, Inc.	726	39,153
Manitowoc Co., Inc.(The)	2,231	39,266
Navistar International Corp.*	1,545	40,309
Nordson Corp.	570	38,543
Oshkosh Corp.*	1,176	46,076
PACCAR, Inc.	784	36,895
Pall Corp.	577	39,409
Parker Hannifin Corp.	406	37,746
Pentair Ltd.	718	36,388
Snap-on, Inc.	371	30,058
SPX Corp.	554	41,345
Stanley Black & Decker, Inc.	474	36,418
Terex Corp.*	1,298	42,029
Timken Co.	1,371	73,499
Toro Co.(The)	818	36,017
Trinity Industries, Inc.	979	38,866
Valmont Industries, Inc.	479	69,800
WABCO Holdings, Inc.*	471	29,513
Wabtec Corp.	398	37,261
Xylem, Inc.	1,298	36,253

Total Machinery		1,547,475

Marine 0.2%
Kirby Corp.*	582	41,118
Matson, Inc.	1,429	39,169

Total Marine		80,287

Media 2.2%
AMC Networks, Inc. - Class A*	582	33,157
Cablevision Systems Corp. - Class A	1,964	28,753
CBS Corp. - Class B	813	33,918
Charter Communications, Inc. - Class A*	399	31,110
Cinemark Holdings, Inc.	1,127	31,714
Clear Channel Outdoor Holdings, Inc. - Class A*	4,135	31,012
Comcast Corp. - Class A	777	29,588
DIRECTV*	571	29,201
Discovery Communications, Inc. - Class A*	466	32,331
DISH Network Corp. - Class A	826	30,785
DreamWorks Animation SKG, Inc. - Class A*(a)	1,767	30,763
Gannett Co., Inc.	1,584	31,094
Interpublic Group of Cos., Inc.(The)	2,629	31,837
John Wiley & Sons, Inc. - Class A	795	30,449
Lamar Advertising Co. - Class A*	744	31,724
Liberty Global, Inc. - Class A*	472	32,233
Liberty Media Corp. - Liberty Capital - Series A*	256	28,547
Madison Square Garden Co.(The) - Class A*	659	34,281

6

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
McGraw-Hill Cos., Inc.(The)	543	$31,233
Morningstar, Inc.	347	23,488
News Corp. - Class A	1,159	32,151
Omnicom Group, Inc.	584	31,700
Pandora Media, Inc.*(a)	3,220	37,094
Regal Entertainment Group - Class A(a)	2,143	31,995
Scripps Networks Interactive, Inc. - Class A	499	30,823
Sirius XM Radio, Inc.	9,987	31,359
Starz - Liberty Capital*	256	4,081
Thomson Reuters Corp.	768	23,532
Time Warner Cable, Inc.	306	27,338
Time Warner, Inc.	615	31,070
Viacom, Inc. - Class B	549	33,132
Virgin Media, Inc.	810	31,906
Walt Disney Co.(The)	590	31,789
Washington Post Co.(The) - Class B	79	30,469

Total Media		1,025,657

Metals & Mining 2.5%
Alcoa, Inc.	7,344	64,921
Allegheny Technologies, Inc.	2,196	69,503
Allied Nevada Gold Corp.*	2,180	51,644
Carpenter Technology Corp.	1,263	66,093
Cliffs Natural Resources, Inc.(a)	1,852	69,098
Commercial Metals Co.	4,363	72,644
Compass Minerals International, Inc.	865	62,323
Freeport-McMoRan Copper & Gold, Inc.	1,925	67,856
Molycorp, Inc.*(a)	6,415	47,343
Newmont Mining Corp.	1,475	63,366
Nucor Corp.	1,499	68,969
Reliance Steel & Aluminum Co.	1,073	69,445
Royal Gold, Inc.	823	61,453
Southern Copper Corp.	1,703	67,081
Steel Dynamics, Inc.	4,623	70,316
Tahoe Resources, Inc.*	3,666	59,023
United States Steel Corp.(a)	2,676	59,809
Walter Energy, Inc.	1,937	72,734

Total Metals & Mining		1,163,621

Multi-Utilities 3.0%
Alliant Energy Corp.	1,788	81,962
Ameren Corp.	2,657	86,193
CenterPoint Energy, Inc.	4,043	82,639
CMS Energy Corp.	3,272	84,090
Consolidated Edison, Inc.	1,406	79,973
Dominion Resources, Inc.	1,541	83,384
DTE Energy Co.	1,313	83,126
Integrys Energy Group, Inc.	1,477	80,777
MDU Resources Group, Inc.	3,698	86,237
NiSource, Inc.	3,264	88,226
PG&E Corp.	1,944	82,892
Public Service Enterprise Group, Inc.	2,597	80,975
SCANA Corp.	1,717	80,373
Sempra Energy	1,106	83,005
TECO Energy, Inc.	4,754	84,479
Vectren Corp.	2,675	84,423
Wisconsin Energy Corp.	2,118	83,513

Total Multi-Utilities		1,416,267

Multiline Retail 0.7%
Big Lots, Inc.*	1,023	32,889
Dillard’s, Inc. - Class A	353	29,797
Dollar General Corp.*	669	30,921
Dollar Tree, Inc.*	733	29,313
Family Dollar Stores, Inc.	450	25,515

	Shares	Value
J.C. Penney Co., Inc.(a)	1,466	$29,804
Kohl’s Corp.	668	30,922
Macy’s, Inc.	755	29,830
Nordstrom, Inc.	565	31,205
Sears Holdings Corp.*(a)	668	31,362
Target Corp.	475	28,695

Total Multiline Retail		330,253

Office Electronics 0.2%
Xerox Corp.	4,959	39,722
Zebra Technologies Corp. - Class A*	883	38,216

Total Office Electronics		77,938

Oil, Gas & Consumable Fuels 7.9%
Alpha Natural Resources, Inc.*	7,088	62,800
Anadarko Petroleum Corp.	921	73,698
Apache Corp.	874	73,206
Cabot Oil & Gas Corp.	1,440	76,003
Cheniere Energy, Inc.*	3,903	82,861
Chesapeake Energy Corp.	4,064	82,012
Chevron Corp.	638	73,466
Cimarex Energy Co.	1,191	76,057
Cobalt International Energy, Inc.*	2,724	65,948
Concho Resources, Inc.*	839	76,534
ConocoPhillips	1,181	68,498
CONSOL Energy, Inc.	2,045	64,090
Continental Resources, Inc.*	936	77,800
Denbury Resources, Inc.*	4,277	79,681
Devon Energy Corp.	1,295	74,061
Energen Corp.	1,775	85,449
EOG Resources, Inc.	567	70,864
EQT Corp.	1,203	71,470
EXCO Resources, Inc.	9,153	58,671
Exxon Mobil Corp.	782	70,357
Golar LNG Ltd.	1,846	75,778
Hess Corp.	1,297	87,107
HollyFrontier Corp.	1,504	78,539
Kinder Morgan, Inc.	1,988	74,470
Kosmos Energy Ltd.*	5,761	71,321
Laredo Petroleum Holdings, Inc.*	3,849	71,014
Marathon Oil Corp.	2,242	75,354
Marathon Petroleum Corp.	1,114	82,670
Murphy Oil Corp.	1,142	67,972
Newfield Exploration Co.*	2,582	76,169
Noble Energy, Inc.	681	73,405
Occidental Petroleum Corp.	894	78,913
Peabody Energy Corp.	2,562	64,434
Phillips 66	1,319	79,892
Pioneer Natural Resources Co.	650	76,401
Plains Exploration & Production Co.*	1,515	72,341
QEP Resources, Inc.	2,264	66,448
Range Resources Corp.	1,089	73,148
SandRidge Energy, Inc.*(a)	10,818	76,591
SM Energy Co.	1,365	79,388
Southwestern Energy Co.*	2,066	70,864
Spectra Energy Corp.	2,533	70,367
Teekay Corp.	1,106	38,909
Tesoro Corp.	1,568	76,346
Ultra Petroleum Corp.*(a)	3,491	63,606
Valero Energy Corp.	2,047	89,515
Whiting Petroleum Corp.*	1,613	76,747
Williams Cos., Inc.(The)	2,166	75,918
World Fuel Services Corp.	1,701	73,330
WPX Energy, Inc.*	4,445	66,808

Total Oil, Gas & Consumable Fuels		3,667,291

7

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Paper & Forest Products 0.4%
Domtar Corp.	795	$66,168
International Paper Co.	1,679	69,544
MeadWestvaco Corp.	2,100	65,835

Total Paper & Forest Products		201,547

Personal Products 0.4%
Avon Products, Inc.	2,038	34,605
Estee Lauder Cos., Inc.(The) - Class A	484	29,490
Herbalife Ltd.(a)	2,311	83,936
Nu Skin Enterprises, Inc. - Class A	647	27,407

Total Personal Products		175,438

Pharmaceuticals 1.8%
AbbVie, Inc.	808	29,646
Actavis, Inc.*	595	51,402
Allergan, Inc.	572	60,066
Bristol-Myers Squibb Co.	1,616	58,402
Eli Lilly & Co.	1,077	57,824
Endo Health Solutions, Inc.*	2,037	64,491
Forest Laboratories, Inc.*	1,481	53,760
Hospira, Inc.*	1,662	56,708
Johnson & Johnson	751	55,514
Merck & Co., Inc.	1,205	52,116
Mylan, Inc.*	1,882	53,204
Perrigo Co.	515	51,763
Pfizer, Inc.	2,079	56,715
Salix Pharmaceuticals Ltd.*	1,263	60,498
Warner Chilcott PLC - Class A	4,584	64,955

Total Pharmaceuticals		827,064

Professional Services 0.6%
Dun & Bradstreet Corp.(The)	268	21,853
Equifax, Inc.	405	23,774
IHS, Inc. - Class A*	380	39,102
Manpower, Inc.	826	42,539
Nielsen Holdings NV*	955	31,047
Robert Half International, Inc.	1,158	40,808
Towers Watson & Co. - Class A	604	36,892
Verisk Analytics, Inc. - Class A*	702	38,722

Total Professional Services		274,737

Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	320	23,200
American Campus Communities, Inc.	491	22,866
American Capital Agency Corp.	717	22,679
American Tower Corp.	292	22,236
Annaly Capital Management, Inc.	1,564	23,257
Apartment Investment & Management Co. - Class A	854	23,297
AvalonBay Communities, Inc.	168	21,805
BioMed Realty Trust, Inc.	1,174	23,891
Boston Properties, Inc.	210	22,109
Brandywine Realty Trust	1,870	23,805
BRE Properties, Inc.	454	23,099
Camden Property Trust	333	23,107
CBL & Associates Properties, Inc.	1,046	22,478
Chimera Investment Corp.	8,385	25,574
CommonWealth REIT	1,399	22,999
Corporate Office Properties Trust	897	23,735
DDR Corp.	1,439	23,873
Digital Realty Trust, Inc.	334	22,682
Douglas Emmett, Inc.	966	22,527
Duke Realty Corp.	1,613	24,856
Equity Lifestyle Properties, Inc.	333	23,843
Equity Residential	397	21,990

	Shares	Value
Essex Property Trust, Inc.	154	$23,682
Extra Space Storage, Inc.	624	24,860
Federal Realty Investment Trust	214	22,652
General Growth Properties, Inc.	1,121	21,882
Hatteras Financial Corp.	873	23,641
HCP, Inc.	499	23,149
Health Care REIT, Inc.	376	23,628
Home Properties, Inc.	372	22,867
Hospitality Properties Trust	969	24,438
Host Hotels & Resorts, Inc.	1,423	23,892
Kilroy Realty Corp.	481	24,002
Kimco Realty Corp.	1,145	23,782
Liberty Property Trust	633	24,795
Macerich Co.(The)	383	22,873
Mack-Cali Realty Corp.	869	23,611
MFA Financial, Inc.	2,707	24,336
Mid-America Apartment Communities, Inc.	349	22,814
National Retail Properties, Inc.	725	23,214
Piedmont Office Realty Trust, Inc. - Class A	1,250	24,162
Plum Creek Timber Co., Inc.	503	24,234
Post Properties, Inc.	456	22,121
ProLogis, Inc.	623	24,858
Public Storage	154	23,705
Rayonier, Inc.	442	23,797
Realty Income Corp.	545	23,806
Regency Centers Corp.	477	23,769
Retail Properties of America, Inc. - Class A	1,858	24,042
Senior Housing Properties Trust	960	23,126
Simon Property Group, Inc.	143	22,906
SL Green Realty Corp.	290	23,310
Tanger Factory Outlet Centers, Inc.	664	23,519
Taubman Centers, Inc.	290	23,635
UDR, Inc.	964	23,030
Ventas, Inc.	349	23,135
Vornado Realty Trust	281	23,733
Weingarten Realty Investors	820	23,649
Weyerhaeuser Co.	790	23,795

Total Real Estate Investment Trusts (REITs)		1,382,358

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	782	26,275
CBRE Group, Inc.*	1,093	23,587
Forest City Enterprises, Inc. - Class A*	1,365	23,082
Howard Hughes Corp.(The)*	299	21,528
Jones Lang LaSalle, Inc.	258	23,772
Realogy Holdings Corp.*	555	24,848
St Joe Co.(The)*	998	23,453

Total Real Estate Management & Development		166,545

Road & Rail 0.7%
Con-way, Inc.	1,265	39,696
CSX Corp.	1,745	38,442
Hertz Global Holdings, Inc.*	1,800	32,904
JB Hunt Transport Services, Inc.	603	40,564
Kansas City Southern	429	39,944
Landstar System, Inc.	706	40,270
Norfolk Southern Corp.	566	38,981
Ryder System, Inc.	694	39,405
Union Pacific Corp.	277	36,414

Total Road & Rail		346,620

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*(a)	16,365	42,549

8

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Altera Corp.	1,208	$40,371
Analog Devices, Inc.	977	42,636
Applied Materials, Inc.	3,689	47,625
Atmel Corp.*	6,783	45,446
Avago Technologies Ltd.	1,277	45,678
Broadcom Corp. - Class A	1,231	39,946
Cree, Inc.*	1,197	51,651
Cypress Semiconductor Corp.*	3,660	37,588
Fairchild Semiconductor International, Inc.*	2,830	41,799
Freescale Semiconductor Ltd.*	3,891	56,225
Intel Corp.	1,968	41,407
KLA-Tencor Corp.	863	47,387
Lam Research Corp.*	1,119	46,036
Linear Technology Corp.	1,200	43,944
LSI Corp.*	6,012	42,325
Marvell Technology Group Ltd.	4,785	44,261
Maxim Integrated Products, Inc.	1,379	43,370
Microchip Technology, Inc.	1,276	42,682
Micron Technology, Inc.*	6,156	46,539
NVIDIA Corp.	3,285	40,274
ON Semiconductor Corp.*	5,841	45,852
PMC - Sierra, Inc.*	7,824	45,223
Silicon Laboratories, Inc.*	966	42,156
Skyworks Solutions, Inc.*	1,953	46,755
Teradyne, Inc.*	2,460	39,754
Texas Instruments, Inc.	1,317	43,566
Xilinx, Inc.	1,147	41,854

Total Semiconductors & Semiconductor Equipment		1,234,899

Software 3.0%
Activision Blizzard, Inc.	3,713	42,291
Adobe Systems, Inc.*	1,099	41,575
ANSYS, Inc.*	596	43,866
Autodesk, Inc.*	1,153	44,829
BMC Software, Inc.*	990	41,134
CA, Inc.	1,841	45,694
Cadence Design Systems, Inc.*	3,074	42,821
Citrix Systems, Inc.*	614	44,920
Compuware Corp.*	3,809	44,261
Concur Technologies, Inc.*	604	40,408
Electronic Arts, Inc.*	2,766	43,509
Factset Research Systems, Inc.	243	22,482
Fortinet, Inc.*	1,932	45,576
Informatica Corp.*	1,350	49,963
Intuit, Inc.	666	41,545
MICROS Systems, Inc.*	1,004	46,214
Microsoft Corp.	1,496	41,095
NetSuite, Inc.*	623	43,753
Nuance Communications, Inc.*	1,797	43,218
Oracle Corp.	1,254	44,529
Red Hat, Inc.*	791	43,948
Rovi Corp.*	2,580	44,608
Salesforce.com, Inc.*	242	41,655
ServiceNow, Inc.*	1,265	35,066
Solarwinds, Inc.*	756	41,141
Solera Holdings, Inc.	769	42,149
Splunk, Inc.*	1,459	48,089
Symantec Corp.*	2,193	47,742
Synopsys, Inc.*	1,273	42,569
TIBCO Software, Inc.*	1,940	45,474
VMware, Inc. - Class A*	431	32,963
Workday, Inc. - Class A*	773	41,294
Zynga, Inc. - Class A*	17,254	46,758

Total Software		1,407,139

	Shares	Value
Specialty Retail 2.4%
Aaron’s, Inc.	1,042	$30,895
Abercrombie & Fitch Co. - Class A	603	30,150
Advance Auto Parts, Inc.	405	29,776
American Eagle Outfitters, Inc.	1,404	28,375
Ascena Retail Group, Inc.*	1,546	26,205
AutoNation, Inc.*	748	36,278
AutoZone, Inc.*	81	29,946
Bed Bath & Beyond, Inc.*	491	28,822
Best Buy Co., Inc.	2,440	39,674
CarMax, Inc.*	843	33,231
Chico’s FAS, Inc.	1,569	28,132
Dick’s Sporting Goods, Inc.	639	30,410
DSW, Inc. - Class A	453	30,319
Foot Locker, Inc.	883	30,331
GameStop Corp. - Class A(a)	1,067	24,754
Gap, Inc.(The)	923	30,164
GNC Holdings, Inc. - Class A	2,802	100,704
Guess?, Inc.	1,152	31,208
Home Depot, Inc.	470	31,452
Limited Brands, Inc.	611	29,340
Lowe’s Cos., Inc.	825	31,507
O’Reilly Automotive, Inc.*	322	29,833
PetSmart, Inc.	416	27,211
Ross Stores, Inc.	544	32,477
Sally Beauty Holdings, Inc.*	1,251	33,201
Sears Hometown and Outlet Stores, Inc.*	985	38,563
Signet Jewelers Ltd.	523	32,729
Staples, Inc.	2,449	33,012
Tiffany & Co.	494	32,480
TJX Cos., Inc.	676	30,542
Tractor Supply Co.	341	35,351
Ulta Salon Cosmetics & Fragrance, Inc.	302	29,542
Urban Outfitters, Inc.*	745	31,879
Williams-Sonoma, Inc.	660	29,040

Total Specialty Retail		1,127,533

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.*	552	33,247
Coach, Inc.	501	25,551
Deckers Outdoor Corp.*(a)	793	31,680
Fossil, Inc.*	315	33,258
Hanesbrands, Inc.*	809	30,321
Michael Kors Holdings Ltd.*	553	31,040
NIKE, Inc. - Class B	598	32,322
PVH Corp.	265	31,501
Ralph Lauren Corp.	194	32,297
Under Armour, Inc. - Class A*	594	30,217
V.F. Corp.	195	28,778

Total Textiles, Apparel & Luxury Goods		340,212

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	1,825	21,444
Hudson City Bancorp, Inc.	2,707	23,145
New York Community Bancorp, Inc.	1,678	22,401
People’s United Financial, Inc.	1,799	22,146
TFS Financial Corp.*	2,557	26,158
Washington Federal, Inc.	1,366	24,028

Total Thrifts & Mortgage Finance		139,322

Tobacco 0.9%
Altria Group, Inc.	3,012	101,444
Lorillard, Inc.	2,538	99,160
Philip Morris International, Inc.	1,134	99,973

9

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Reynolds American, Inc.	2,341	$102,957

Total Tobacco		403,534

Trading Companies & Distributors 0.8%
Air Lease Corp.*	1,591	37,977
Fastenal Co.	1,467	72,881
GATX Corp.	818	38,732
MRC Global, Inc.*	2,393	73,537
MSC Industrial Direct Co., Inc. - Class A	483	38,215
United Rentals, Inc.*	791	40,040
W.W. Grainger, Inc.	180	39,208
WESCO International, Inc.*	534	38,945

Total Trading Companies & Distributors		379,535

Water Utilities 0.4%
American Water Works Co., Inc.	2,130	81,536
Aqua America, Inc.	3,215	87,545

Total Water Utilities		169,081

Wireless Telecommunication Services 1.3%
Clearwire Corp. - Class A*	28,030	89,416
Crown Castle International Corp.*	578	40,760
MetroPCS Communications, Inc.*	8,078	81,022
NII Holdings, Inc.*(a)	11,848	82,936
SBA Communications Corp. - Class A*	592	41,239
Sprint Nextel Corp.*	14,548	81,905
Telephone & Data Systems, Inc.	3,516	88,920
United States Cellular Corp.*	2,244	85,362

Total Wireless Telecommunication Services		591,560

Total Common Stocks (Cost $41,826,576)		46,392,620

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	239,901	239,901

Total Short Term Investments (Cost $239,901)		239,901

	Face
	Amount
SECURITIES LENDING COLLATERAL 1.5%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$200,263	200,263
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	200,263	200,263
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	285,127	285,127

Total Securities Lending Collateral (Cost $685,653)		685,653

Total Investments 101.4%(d) (Cost $42,752,130)		47,318,174

Other Assets and Liabilities, net – (1.4)%		(668,476)

Net Assets – 100.0%		$46,649,698

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013. (b) Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

PLC	- Public Limited Company

10

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.2%

Aerospace & Defense 1.0%
AAR Corp.	339	$6,390
Aerovironment, Inc.*	257	5,564
American Science & Engineering, Inc.	74	5,001
API Technologies Corp.*	2,108	5,987
Astronics Corp.*	258	5,911
CPI Aerostructures, Inc.*	566	6,384
Cubic Corp.	122	5,734
Curtiss-Wright Corp.	174	6,203
DigitalGlobe, Inc.*	191	5,342
Esterline Technologies Corp.*	88	5,842
GenCorp, Inc.*	620	6,653
GeoEye, Inc.*	155	5,554
HEICO Corp.	133	6,033
Hexcel Corp.*	434	11,627
KEYW Holding Corp.(The)*	403	5,182
Kratos Defense & Security Solutions, Inc.*	1,196	5,274
LMI Aerospace, Inc.*	286	6,321
Moog, Inc. - Class A*	145	6,351
National Presto Industries, Inc.	68	4,988
Orbital Sciences Corp.*	422	6,203
Taser International, Inc.*	670	5,608
Teledyne Technologies, Inc.*	88	6,007

Total Aerospace & Defense		134,159

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	1,410	6,556
Atlas Air Worldwide Holdings, Inc.*	131	5,907
Echo Global Logistics, Inc.*	326	6,054
Forward Air Corp.	169	6,272
Hub Group, Inc. - Class A*	176	6,478
Pacer International, Inc.*	1,443	5,873
Park-Ohio Holdings Corp.*	273	6,590
XPO Logistics, Inc.*	328	5,494

Total Air Freight & Logistics		49,224

Airlines 0.4%
Alaska Air Group, Inc.*	128	5,905
Allegiant Travel Co.	75	5,585
Hawaiian Holdings, Inc.*	860	4,962
JetBlue Airways Corp.*	972	5,647
Republic Airways Holdings, Inc.*	979	8,214
SkyWest, Inc.	449	5,675
Spirit Airlines, Inc.*	338	6,554
US Airways Group, Inc.*	438	6,255

Total Airlines		48,797

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	476	5,560
Cooper Tire & Rubber Co.	196	4,990
Dana Holding Corp.	329	5,290
Dorman Products, Inc.	148	5,125
Drew Industries, Inc.	154	5,639
Exide Technologies*	1,533	5,274
Federal-Mogul Corp.*	639	5,968
Fuel Systems Solutions, Inc.*	345	5,065
Gentherm, Inc.*	390	5,647
Modine Manufacturing Co.*	716	6,072
Spartan Motors, Inc.	1,103	6,254
Standard Motor Products, Inc.	237	5,501
Stoneridge, Inc.*	938	5,872

	Shares	Value
Superior Industries International, Inc.	252	$5,108
Tenneco, Inc.*	145	5,069
Tower International, Inc.*	614	5,950

Total Auto Components		88,384

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	346	6,477

Total Automobiles		6,477

Beverages 0.6%
Boston Beer Co., Inc. - Class A*	204	28,629
Coca-Cola Bottling Co. Consolidated	418	27,057
National Beverage Corp.	1,986	27,427

Total Beverages		83,113

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	634	5,693
Acorda Therapeutics, Inc.*	216	6,238
Aegerion Pharmaceuticals, Inc.*	235	6,653
Affymax, Inc.*	246	4,627
Agenus, Inc.*	1,355	6,165
Alkermes PLC*	284	6,546
Alnylam Pharmaceuticals, Inc.*	298	7,191
AMAG Pharmaceuticals, Inc.*	359	5,726
Amicus Therapeutics, Inc.*	967	3,675
Anacor Pharmaceuticals, Inc.*	1,043	4,162
Arena Pharmaceuticals, Inc.*	578	4,878
ArQule, Inc.*	1,928	4,878
Array Biopharma, Inc.*	1,464	5,519
Astex Pharmaceuticals, Inc.*	1,956	6,553
AVEO Pharmaceuticals, Inc.*	777	6,146
BioCryst Pharmaceuticals, Inc.*	3,380	5,476
Biospecifics Technologies Corp.*	351	5,353
Biotime, Inc.*	1,556	7,158
Celldex Therapeutics, Inc.*	825	6,154
Cepheid, Inc.*	157	5,687
ChemoCentryx, Inc.*	489	5,682
Clovis Oncology, Inc.*	348	6,870
Codexis, Inc.*	2,340	5,546
Coronado Biosciences, Inc.*	1,122	8,235
Cubist Pharmaceuticals, Inc.*	126	5,423
Curis, Inc.*	1,530	4,865
Cytori Therapeutics, Inc.*	1,956	5,359
Dendreon Corp.*	1,016	5,974
Discovery Laboratories, Inc.*	2,434	5,476
Durata Therapeutics, Inc.*	566	4,313
Dyax Corp.*	1,525	4,850
Dynavax Technologies Corp.*	1,901	5,874
Emergent Biosolutions, Inc.*	362	5,810
Enzon Pharmaceuticals, Inc.	1,196	5,920
Exact Sciences Corp.*	518	5,708
Exelixis, Inc.*(b)	1,136	5,294
Genomic Health, Inc.*	197	5,526
Geron Corp.*	3,466	5,476
GTx, Inc.*	1,201	6,005
Halozyme Therapeutics, Inc.*	980	6,556
Idenix Pharmaceuticals, Inc.*	1,055	5,011
ImmunoCellular Therapeutics Ltd.*	2,671	5,609
Immunogen, Inc.*(b)	417	5,971
Immunomedics, Inc.*	1,801	5,205
Infinity Pharmaceuticals, Inc.*	176	6,063
Intercept Pharmaceuticals, Inc.*	161	6,503
InterMune, Inc.*	543	5,349
Ironwood Pharmaceuticals, Inc.*	501	6,423
Isis Pharmaceuticals, Inc.*	544	7,904

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Keryx Biopharmaceuticals, Inc.*(b)	1,915	$17,388
KYTHERA Biopharmaceuticals, Inc.*	452	12,642
Lexicon Pharmaceuticals, Inc.*	2,738	5,832
Ligand Pharmaceuticals, Inc. - Class B*	263	5,286
MannKind Corp.*	2,535	6,135
Maxygen, Inc.	2,156	5,282
Merrimack Pharmaceuticals, Inc.*	795	4,826
Momenta Pharmaceuticals, Inc.*	466	5,876
Neurocrine Biosciences, Inc.*	686	6,215
NewLink Genetics Corp.*(b)	440	5,214
Novavax, Inc.*(b)	2,867	5,132
NPS Pharmaceuticals, Inc.*	565	4,995
OncoGenex Pharmaceutical, Inc.*	429	5,646
Oncothyreon, Inc.*	1,217	2,410
Opko Health, Inc.*	1,163	7,466
Orexigen Therapeutics, Inc.*(b)	1,047	5,989
Osiris Therapeutics, Inc.*	544	4,281
PDL BioPharma, Inc.	735	5,057
Pharmacyclics, Inc.*	87	6,032
Progenics Pharmaceuticals, Inc.*	2,272	6,475
Raptor Pharmaceutical Corp.*	967	5,231
Regulus Therapeutics, Inc.*	987	5,932
Repligen Corp.*	846	5,837
Rigel Pharmaceuticals, Inc.*	831	5,451
Sangamo Biosciences, Inc.*	896	8,575
Seattle Genetics, Inc.*	229	6,744
SIGA Technologies, Inc.*(b)	2,036	5,945
Spectrum Pharmaceuticals, Inc.(b)	483	6,091
Sunesis Pharmaceuticals, Inc.*	1,316	7,462
Synageva BioPharma Corp.*	117	5,412
Synergy Pharmaceuticals, Inc.*	1,072	6,014
Synta Pharmaceuticals Corp.*(b)	563	6,306
Targacept, Inc.*	1,165	5,231
TESARO, Inc.*	336	6,082
Theravance, Inc.*	242	5,384
Threshold Pharmaceuticals, Inc.*	1,247	5,761
Trius Therapeutics, Inc.*	1,072	5,532
Vanda Pharmaceuticals, Inc.*	1,426	5,733
Verastem, Inc.*	636	6,335
Vical, Inc.*	1,778	6,365
XOMA Corp.*	2,043	5,496
ZIOPHARM Oncology, Inc.*	1,329	5,276

Total Biotechnology		543,652

Building Products 1.5%
AAON, Inc.	567	12,894
Ameresco, Inc. - Class A*	1,416	13,933
American Woodmark Corp.*	172	4,783
AO Smith Corp.	90	6,235
Apogee Enterprises, Inc.	492	12,029
Builders FirstSource, Inc.*	2,179	13,662
Gibraltar Industries, Inc.*	742	12,889
Griffon Corp.	1,061	12,520
Insteel Industries, Inc.	961	14,569
NCI Building Systems, Inc.*	810	12,539
Nortek, Inc.*	174	12,554
PGT, Inc.*	2,644	12,956
Quanex Building Products Corp.	533	11,012
Simpson Manufacturing Co., Inc.	349	11,315
Trex Co., Inc.*	297	12,548
Universal Forest Products, Inc.	299	12,154
USG Corp.*	411	12,079

Total Building Products		200,671

Capital Markets 1.7%
Apollo Investment Corp.	377	3,393

	Shares	Value
Arlington Asset Investment Corp. - Class A	145	$3,389
Artio Global Investors, Inc.	1,481	2,918
BGC Partners, Inc. - Class A	910	3,631
BlackRock Kelso Capital Corp.	313	3,340
Calamos Asset Management, Inc. - Class A	313	3,261
Capital Southwest Corp.	28	3,020
CIFC Corp.*	403	3,558
Cohen & Steers, Inc.	99	3,256
Cowen Group, Inc. - Class A*	1,220	3,245
Diamond Hill Investment Group, Inc.	43	3,111
Duff & Phelps Corp. - Class A	239	3,798
Epoch Holding Corp.	110	3,080
Evercore Partners, Inc. - Class A	104	3,985
FBR & Co.*	850	3,374
Fidus Investment Corp.	192	3,443
Fifth Street Finance Corp.	293	3,179
Financial Engines, Inc.*	111	3,692
Firsthand Technology Value Fund, Inc.*	171	3,131
FXCM, Inc. - Class A	305	3,657
GAMCO Investors, Inc. - Class A	61	3,437
GFI Group, Inc.	1,041	3,539
Gladstone Capital Corp.	365	3,314
Gladstone Investment Corp.	426	3,182
Golub Capital BDC, Inc.	197	3,172
Greenhill & Co., Inc.	58	3,416
GSV Capital Corp.*	347	2,967
Harris & Harris Group, Inc.*	916	3,472
Hercules Technology Growth Capital, Inc.	280	3,424
HFF, Inc. - Class A	219	3,819
Horizon Technology Finance Corp.	200	3,074
ICG Group, Inc.*	435	5,220
INTL. FCStone, Inc.*	168	2,943
Investment Technology Group, Inc.*	317	3,208
JMP Group, Inc.	508	3,353
KBW, Inc.	199	3,158
KCAP Financial, Inc.	327	3,381
Knight Capital Group, Inc. - Class A*	916	3,407
Ladenburg Thalmann Financial Services, Inc.*	2,163	2,660
Main Street Capital Corp.	105	3,342
Manning & Napier, Inc.	230	3,243
MCG Capital Corp.	662	3,052
Medallion Financial Corp.	257	3,287
Medley Capital Corp.	224	3,405
MVC Capital, Inc.	257	3,128
New Mountain Finance Corp.	212	3,180
NGP Capital Resources Co.	431	3,138
OFS Capital Corp.	363	5,216
Oppenheimer Holdings, Inc. - Class A	189	3,215
PennantPark Investment Corp.	285	3,186
Piper Jaffray Cos.*	99	3,834
Prospect Capital Corp.	284	3,204
Pzena Investment Management, Inc. - Class A	582	3,393
Safeguard Scientifics, Inc.*	204	3,150
Solar Capital Ltd.	133	3,361
Solar Senior Capital Ltd.	166	3,094
Stellus Capital Investment Corp.	320	4,877
Stifel Financial Corp.*	94	3,464
SWS Group, Inc.*	556	3,664
TCP Capital Corp.	207	3,070
THL Credit, Inc.	213	3,176
TICC Capital Corp.	317	3,386
Triangle Capital Corp.	123	3,351

2

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Virtus Investment Partners, Inc.*	25	$3,725
Walter Investment Management Corp.*	67	3,002
Westwood Holdings Group, Inc.	75	3,153
WisdomTree Investments, Inc.*	495	4,282

Total Capital Markets		228,185

Chemicals 3.2%
A. Schulman, Inc.	411	13,214
ADA-ES, Inc.*	328	7,780
American Vanguard Corp.	389	13,187
Arabian American Development Co.*	1,852	14,649
Axiall Corp.*(b)	260	14,607
Balchem Corp.	325	12,155
Calgon Carbon Corp.*	828	13,281
Chase Corp.	622	11,706
Chemtura Corp.*	555	13,165
Ferro Corp.*	3,565	18,181
Flotek Industries, Inc.*	1,172	15,775
FutureFuel Corp.	967	12,329
GSE Holding, Inc.*	886	6,167
H.B. Fuller Co.	340	13,287
Hawkins, Inc.	294	11,472
Innophos Holdings, Inc.	253	12,794
Innospec, Inc.	363	14,611
KMG Chemicals, Inc.	621	12,141
Koppers Holdings, Inc.	304	12,330
Kraton Performance Polymers, Inc.*	486	12,757
Landec Corp.*	1,214	14,325
LSB Industries, Inc.*	344	14,242
Minerals Technologies, Inc.	301	12,452
Olin Corp.	553	12,863
OM Group, Inc.*	548	15,136
Omnova Solutions, Inc.*	1,613	13,194
PolyOne Corp.	583	12,733
Quaker Chemical Corp.	225	12,863
Sensient Technologies Corp.	321	12,230
Spartech Corp.*	1,307	12,456
Stepan Co.	218	12,788
Tredegar Corp.	608	13,868
Zep, Inc.	877	12,804
Zoltek Cos., Inc.*	1,530	12,470

Total Chemicals		440,012

Commercial Banks 3.8%
1st Source Corp.	137	3,096
1st United Bancorp, Inc.	481	3,088
Access National Corp.	221	3,428
Alliance Financial Corp.	71	3,167
American National Bankshares, Inc.	153	3,097
Ameris Bancorp*	244	3,235
Ames National Corp.	149	3,260
Arrow Financial Corp.	122	2,977
Bancfirst Corp.	73	2,986
Banco Latinoamericano de Comercio Exterior SA - Class E	145	3,364
Bancorp, Inc.(The)*	277	3,263
BancorpSouth, Inc.	208	3,016
Bank of Kentucky Financial Corp.	123	3,229
Bank of Marin Bancorp	86	3,376
Bank of the Ozarks, Inc.	92	3,341
Banner Corp.	99	2,990
Bar Harbor Bankshares	91	3,212
BBCN Bancorp, Inc.	266	3,216
Berkshire Bancorp, Inc.	378	3,153
Boston Private Financial Holdings, Inc.	332	3,071
Bridge Bancorp, Inc.	151	3,086

	Shares	Value
Bridge Capital Holdings*	197	$3,091
Bryn Mawr Bank Corp.	133	3,078
BSB Bancorp, Inc.*	249	3,175
C&F Financial Corp.	86	3,495
Camden National Corp.	88	2,970
Capital Bank Financial Corp. - Class A*	315	4,873
Capital City Bank Group, Inc.*	271	3,035
Cardinal Financial Corp.	189	3,088
Cascade Bancorp*	533	3,688
Cathay General Bancorp	163	3,164
Center Bancorp, Inc.	256	3,067
Centerstate Banks, Inc.	371	3,283
Central Pacific Financial Corp.*	204	3,286
Century Bancorp, Inc. - Class A	92	3,066
Chemical Financial Corp.	131	3,185
Citizens & Northern Corp.	166	3,303
Citizens Republic Bancorp, Inc.*	160	3,267
City Holding Co.	87	3,288
CNB Financial Corp.	179	3,041
CoBiz Financial, Inc.	416	3,395
Columbia Banking System, Inc.	174	3,515
Community Bank System, Inc.	111	3,152
Community Trust Bancorp, Inc.	93	3,135
CVB Financial Corp.	299	3,289
Eagle Bancorp, Inc.*	149	3,361
Enterprise Bancorp, Inc.	182	3,136
Enterprise Financial Services Corp.	229	3,071
Farmers National Banc Corp.	496	3,264
Fidelity Southern Corp.*	342	3,831
Financial Institutions, Inc.	163	3,275
First BanCorp*	719	3,689
First Bancorp	236	2,997
First Bancorp., Inc.	190	3,146
First Busey Corp.	635	2,883
First California Financial Group, Inc.*	390	3,128
First Commonwealth Financial Corp.	451	3,189
First Community Bancshares, Inc.	194	3,094
First Connecticut Bancorp, Inc.	221	3,107
First Financial Bancorp	212	3,242
First Financial Bankshares, Inc.	74	3,038
First Financial Corp.	98	2,957
First Interstate Bancsystem, Inc.	199	3,429
First Merchants Corp.	210	3,161
First Midwest Bancorp, Inc.	240	3,041
First of Long Island Corp.(The)	104	3,033
FirstMerit Corp.	214	3,259
FNB Corp.	278	3,222
FNB United Corp.*	260	2,865
German American Bancorp, Inc.	136	3,037
Glacier Bancorp, Inc.	206	3,210
Great Southern Bancorp, Inc.	121	3,008
Guaranty Bancorp*	1,667	3,467
Hancock Holding Co.	95	2,871
Hanmi Financial Corp.*	237	3,899
Heartland Financial USA, Inc.	112	2,653
Heritage Commerce Corp.*	436	2,838
Heritage Financial Corp.	213	3,010
Heritage Oaks Bancorp*	525	3,045
Home BancShares, Inc.	92	3,194
HomeTrust Bancshares, Inc.*	231	3,338
Horizon Bancorp	159	3,169
Hudson Valley Holding Corp.	199	3,045
Iberiabank Corp.	62	3,192
Independent Bank Corp.	102	3,161
International Bancshares Corp.	164	3,206
Investors Bancorp, Inc.	171	3,018

3

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Lakeland Bancorp, Inc.	299	$2,915
Lakeland Financial Corp.	117	2,860
MainSource Financial Group, Inc.	253	3,491
MB Financial, Inc.	158	3,534
Mercantile Bank Corp.	204	3,366
Merchants Bancshares, Inc.	108	3,059
Metro Bancorp, Inc.*	229	3,598
MetroCorp Bancshares, Inc.*	286	2,883
Middleburg Financial Corp.	173	3,199
Midsouth Bancorp, Inc.	188	2,831
MidWestOne Financial Group, Inc.	149	3,561
National Bank Holdings Corp. - Class A	769	13,880
National Bankshares, Inc.	102	3,452
National Penn Bancshares, Inc.	327	3,188
NBT Bancorp, Inc.	152	3,153
Northrim BanCorp, Inc.	140	3,049
Old National Bancorp	254	3,393
OmniAmerican Bancorp, Inc.*	130	3,225
Oriental Financial Group, Inc.	236	3,391
Pacific Continental Corp.	326	3,583
Pacific Mercantile Bancorp*	477	2,767
PacWest Bancorp	123	3,380
Park National Corp.	47	3,076
Park Sterling Corp.*	581	3,300
Peapack Gladstone Financial Corp.	206	3,026
Penns Woods Bancorp, Inc.	79	3,167
Peoples Bancorp, Inc.	143	3,103
Pinnacle Financial Partners, Inc.*	161	3,457
Preferred Bank*	216	3,247
PrivateBancorp, Inc.	197	3,383
Prosperity Bancshares, Inc.	71	3,203
Renasant Corp.	161	3,131
Republic Bancorp, Inc. - Class A	146	3,281
S&T Bancorp, Inc.	167	3,080
S.Y. Bancorp, Inc.	139	3,143
Sandy Spring Bancorp, Inc.	157	3,116
SCBT Financial Corp.	76	3,200
Seacoast Banking Corp. of Florida*	2,007	3,593
Sierra Bancorp	276	3,439
Simmons First National Corp. - Class A	122	3,115
Southside Bancshares, Inc.	146	3,086
Southwest Bancorp, Inc.*	277	3,548
State Bank Financial Corp.	194	3,096
StellarOne Corp.	216	3,229
Sterling Bancorp	336	3,222
Sterling Financial Corp.	144	3,109
Suffolk Bancorp*	225	3,112
Sun Bancorp, Inc.*	871	3,014
Susquehanna Bancshares, Inc.	290	3,312
Taylor Capital Group, Inc.*	166	2,880
Texas Capital Bancshares, Inc.*	68	2,815
Tompkins Financial Corp.	76	3,109
TowneBank	203	3,080
Trico Bancshares	184	3,032
Trustmark Corp.	133	3,076
UMB Financial Corp.	70	3,099
Umpqua Holdings Corp.	251	3,173
Union First Market Bankshares Corp.	196	3,426
United Bankshares, Inc.	120	3,059
United Community Banks, Inc.*	339	3,556
Univest Corp. of Pennsylvania	181	3,055
Virginia Commerce Bancorp, Inc.*	332	4,363
Washington Banking Co.	223	3,142
Washington Trust Bancorp, Inc.	115	3,031
Webster Financial Corp.	145	3,226
WesBanco, Inc.	139	3,223

	Shares	Value
West Bancorp, Inc.	291	$3,221
West Coast Bancorp	140	3,321
Westamerica Bancorp	72	3,198
Western Alliance Bancorp*	288	3,542
Wilshire Bancorp, Inc.*	529	3,248
Wintrust Financial Corp.	83	3,077

Total Commercial Banks		520,857

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	277	6,072
ACCO Brands Corp.*	779	6,489
Acorn Energy, Inc.	631	4,644
ARC Document Solutions, Inc.*	2,105	5,031
AT Cross Co. - Class A*	540	6,178
Brink’s Co.(The)	194	5,785
Casella Waste Systems, Inc. - Class A*	1,125	5,107
Ceco Environmental Corp.	609	6,736
Cenveo, Inc.*	1,861	4,652
Consolidated Graphics, Inc.*	167	6,117
Courier Corp.	427	5,171
Deluxe Corp.	181	6,659
EnergySolutions, Inc.*	1,805	6,913
EnerNOC, Inc.*	1,133	17,505
Ennis, Inc.	377	5,885
G&K Services, Inc. - Class A	163	6,526
Geo Group, Inc.(The)	231	7,535
Healthcare Services Group, Inc.	238	5,748
Heritage-Crystal Clean, Inc.*	379	5,962
Herman Miller, Inc.	268	6,620
HNI Corp.	190	5,998
InnerWorkings, Inc.*	426	5,926
Interface, Inc.	731	12,266
Intersections, Inc.	314	3,259
Kimball International, Inc. - Class B	504	5,443
Knoll, Inc.	379	6,284
McGrath Rentcorp	198	5,918
Metalico, Inc.*	3,098	5,979
Mine Safety Appliances Co.	138	6,378
Mobile Mini, Inc.*	268	6,432
Multi-Color Corp.	234	5,607
Performant Financial Corp.*	616	7,823
Quad/Graphics, Inc.	275	5,967
Schawk, Inc.	425	5,457
Standard Parking Corp.*	255	5,345
Steelcase, Inc. - Class A	493	6,720
Swisher Hygiene, Inc.*	3,150	4,725
SYKES Enterprises, Inc.*	375	6,037
Team, Inc.*	149	6,528
Tetra Tech, Inc.*	210	6,019
TMS International Corp. - Class A*	923	12,867
TRC Cos., Inc.*	943	5,630
UniFirst Corp.	77	6,294
United Stationers, Inc.	182	6,068
US Ecology, Inc.	252	5,988
Viad Corp.	186	5,193

Total Commercial Services & Supplies		297,486

Communications Equipment 1.5%
ADTRAN, Inc.	246	4,969
Anaren, Inc.*	247	4,834
Arris Group, Inc.*	335	5,534
Aruba Networks, Inc.*	232	5,345
Aviat Networks, Inc.*	1,650	6,187
Aware, Inc.	927	5,340
Bel Fuse, Inc. - Class B	259	4,825
Black Box Corp.	191	4,475

4

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
CalAmp Corp.*	591	$5,059
Calix, Inc.*	651	5,299
Ciena Corp.*	312	4,886
Comtech Telecommunications Corp.	190	5,035
Digi International, Inc.*	512	5,018
Emulex Corp.*	707	5,401
Extreme Networks*	1,292	4,767
Finisar Corp.*	313	4,852
Globecomm Systems, Inc.*	409	5,072
Harmonic, Inc.*	981	5,131
Infinera Corp.*(b)	824	5,875
InterDigital, Inc.	113	4,903
Ixia*	305	5,792
KVH Industries, Inc.*	372	5,416
Loral Space & Communications, Inc.	90	5,282
Netgear, Inc.*	125	4,389
Numerex Corp. - Class A*	364	4,517
Oclaro, Inc.*(b)	2,925	4,739
Oplink Communications, Inc.*	326	5,493
Parkervision, Inc.*	2,061	4,926
PC-Tel, Inc.	727	5,394
Plantronics, Inc.	133	5,469
Procera Networks, Inc.*	272	4,578
Ruckus Wireless, Inc.*	161	3,793
ShoreTel, Inc.*	1,050	4,505
Sonus Networks, Inc.*	2,684	6,093
Sycamore Networks, Inc.	2,190	5,037
Symmetricom, Inc.*	814	4,387
Tellabs, Inc.	1,458	3,324
Telular Corp.	495	5,490
Tessco Technologies, Inc.	216	4,828
Ubiquiti Networks, Inc.	384	4,946
Viasat, Inc.*	123	4,724
Westell Technologies, Inc. - Class A*	2,382	4,359

Total Communications Equipment		210,288

Computers & Peripherals 0.6%
3D Systems Corp.*	94	5,438
Avid Technology, Inc.*	656	4,854
Cray, Inc.*	327	6,072
Datalink Corp.*	587	5,160
Electronics for Imaging, Inc.*	307	6,944
Imation Corp.*	1,141	4,233
Immersion Corp.*	740	5,032
Intermec, Inc.*	495	4,891
Intevac, Inc.*	932	3,924
OCZ Technology Group, Inc.*(b)	2,626	5,909
QLogic Corp.*	518	5,983
Quantum Corp.*	3,876	5,271
Silicon Graphics International Corp.*	476	6,921
STEC, Inc.*	932	4,716
Super Micro Computer, Inc.*	490	6,066
Synaptics, Inc.*	172	6,034

Total Computers & Peripherals		87,448

Construction & Engineering 1.1%
Aegion Corp.*	258	6,068
Argan, Inc.	300	5,640
Comfort Systems USA, Inc.	983	12,691
Dycom Industries, Inc.*	287	6,021
EMCOR Group, Inc.	165	5,994
Furmanite Corp.*	1,176	6,245
Granite Construction, Inc.	166	6,036
Great Lakes Dredge & Dock Corp.	624	5,853
Layne Christensen Co.*	238	5,395
MasTec, Inc.*	236	6,679

	Shares	Value
Michael Baker Corp.	271	$6,962
MYR Group, Inc.*	263	5,904
Northwest Pipe Co.*	525	12,941
Orion Marine Group, Inc.*	722	5,632
Pike Electric Corp.	2,848	29,619
Primoris Services Corp.	382	7,327
Sterling Construction Co., Inc.*	596	6,109
Tutor Perini Corp.*	398	6,603

Total Construction & Engineering		147,719

Construction Materials 0.3%
Eagle Materials, Inc.	202	13,083
Headwaters, Inc.*	1,530	14,321
Texas Industries, Inc.*	225	12,789

Total Construction Materials		40,193

Consumer Finance 0.4%
Asset Acceptance Capital Corp.*	669	3,593
Asta Funding, Inc.	319	3,021
Cash America International, Inc.	78	3,737
Credit Acceptance Corp.*	32	3,186
DFC Global Corp.*	160	3,082
Encore Capital Group, Inc.*	105	3,159
EZCORP, Inc. - Class A*	156	3,463
First Cash Financial Services, Inc.*	63	3,359
First Marblehead Corp.(The)*	4,485	4,353
Green Dot Corp. - Class A*	229	3,069
Nelnet, Inc. - Class A	105	3,195
Netspend Holdings, Inc.*	266	2,883
Nicholas Financial, Inc.	207	2,705
Portfolio Recovery Associates, Inc.*	30	3,209
Regional Management Corp.*	184	3,091
World Acceptance Corp.*	42	3,257

Total Consumer Finance		52,362

Containers & Packaging 0.5%
AEP Industries, Inc.*	214	13,777
Berry Plastics Group, Inc.*	315	5,538
Boise, Inc.	1,474	12,160
Graphic Packaging Holding Co.*	1,877	13,158
Myers Industries, Inc.	788	11,647
UFP Technologies, Inc.*	654	12,374

Total Containers & Packaging		68,654

Distributors 0.3%
Core-Mark Holding Co., Inc.	588	29,476
Pool Corp.	120	5,498
VOXX International Corp.*	766	7,400
Weyco Group, Inc.	209	4,761

Total Distributors		47,135

Diversified Consumer Services 0.9%
American Public Education, Inc.*(b)	136	5,240
Ascent Capital Group, Inc. - Series A*	92	5,861
Bridgepoint Education, Inc.*	462	4,874
Capella Education Co.*	166	4,535
Career Education Corp.*	1,403	4,854
Carriage Services, Inc.	420	5,872
Coinstar, Inc.*(b)	95	4,834
Collectors Universe	521	6,268
Corinthian Colleges, Inc.*(b)	1,897	4,667
Education Management Corp.*	917	3,971
Grand Canyon Education, Inc.*	203	4,844
Hillenbrand, Inc.	218	5,395
K12, Inc.*	244	4,504
LifeLock, Inc.*	665	6,238

5

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Lincoln Educational Services Corp.	959	$5,313
Mac-Gray Corp.	465	5,613
Matthews International Corp. - Class A	152	4,979
National American University Holdings, Inc.	1,276	4,976
Regis Corp.	287	5,094
Sotheby’s	149	5,352
Steiner Leisure Ltd.*	105	4,730
Stewart Enterprises, Inc. - Class A	634	5,230
Strayer Education, Inc.	82	4,666
Universal Technical Institute, Inc.	497	5,616

Total Diversified Consumer Services		123,526

Diversified Financial Services 0.3%
California First National Bancorp	196	3,175
Gain Capital Holdings, Inc.	753	3,230
MarketAxess Holdings, Inc.	90	3,403
Marlin Business Services Corp.	318	6,996
MicroFinancial, Inc.	750	5,633
NewStar Financial, Inc.*	227	3,237
PHH Corp.*	258	5,645
PICO Holdings, Inc.*	155	3,260
Resource America, Inc. - Class A	439	3,402

Total Diversified Financial Services		37,981

Diversified Telecommunication Services 2.7%
8x8, Inc.*	3,757	24,871
Atlantic Tele-Network, Inc.	768	33,239
Cbeyond, Inc.*	3,163	27,834
Cincinnati Bell, Inc.*	5,177	24,591
Cogent Communications Group, Inc.	1,231	30,492
Consolidated Communications Holdings, Inc.	1,753	30,169
General Communication, Inc. - Class A*	2,872	24,441
Hawaiian Telcom Holdco, Inc.*	1,393	27,888
inContact, Inc.*	5,120	30,208
Iridium Communications, Inc.*	4,760	33,320
magicJack VocalTec Ltd.*	1,595	20,974
Premiere Global Services, Inc.*	3,042	28,504
Vonage Holdings Corp.*	11,584	30,234

Total Diversified Telecommunication Services		366,765

Electric Utilities 2.5%
Allete, Inc.	671	30,960
Cleco Corp.	678	28,985
El Paso Electric Co.	870	29,310
Empire District Electric Co.(The)	1,333	28,273
IDACORP, Inc.	625	29,006
MGE Energy, Inc.	525	27,505
Otter Tail Corp.	1,106	29,729
PNM Resources, Inc.	1,333	28,473
Portland General Electric Co.	1,005	28,864
UIL Holdings Corp.	764	28,428
Unitil Corp.	1,053	28,199
UNS Energy Corp.	645	29,212

Total Electric Utilities		346,944

Electrical Equipment 1.1%
Acuity Brands, Inc.	172	11,834
American Superconductor Corp.*	1,853	4,911
AZZ, Inc.	159	6,804
Belden, Inc.	268	12,904
Brady Corp. - Class A	172	6,001
Capstone Turbine Corp.*	14,655	12,356
Coleman Cable, Inc.	606	6,199
Encore Wire Corp.	370	12,069

	Shares	Value
EnerSys*	154	$6,303
Franklin Electric Co., Inc.	92	6,120
FuelCell Energy, Inc.*(b)	13,496	14,711
Generac Holdings, Inc.	169	6,284
Global Power Equipment Group, Inc.	322	5,284
II-VI, Inc.*	270	4,595
LSI Industries, Inc.	1,714	12,409
Powell Industries, Inc.*	141	6,380
Preformed Line Products Co.	92	6,208
Thermon Group Holdings, Inc.*	239	5,784
Vicor Corp.*	1,058	5,692

Total Electrical Equipment		152,848

Electronic Equipment, Instruments & Components 2.0%
Aeroflex Holding Corp.*	719	5,026
Agilysys, Inc.*	575	4,893
Anixter International, Inc.	77	5,181
Audience, Inc.*	481	5,878
Badger Meter, Inc.	119	5,889
Benchmark Electronics, Inc.*	299	5,250
Checkpoint Systems, Inc.*	474	5,716
Cognex Corp.	135	5,354
Coherent, Inc.	100	5,541
CTS Corp.	486	4,836
Daktronics, Inc.	468	5,550
DTS, Inc.*	288	5,501
Echelon Corp.*	1,857	4,494
Electro Rent Corp.	383	5,929
Electro Scientific Industries, Inc.	488	5,270
Fabrinet*	392	5,739
FARO Technologies, Inc.*	162	5,380
FEI Co.	91	5,547
GSI Group, Inc.*	573	5,443
Insight Enterprises, Inc.*	269	5,272
InvenSense, Inc.*	446	6,512
Kemet Corp.*	1,028	5,921
Key Tronic Corp.*	515	4,959
Littelfuse, Inc.	94	6,017
Maxwell Technologies, Inc.*	698	6,750
Measurement Specialties, Inc.*	176	6,213
Mercury Systems, Inc.*	546	4,013
Mesa Laboratories, Inc.	117	6,083
Methode Electronics, Inc.	522	5,022
MTS Systems Corp.	113	6,424
Multi-Fineline Electronix, Inc.*	248	3,962
Neonode, Inc.*	993	5,164
Newport Corp.*	372	5,364
OSI Systems, Inc.*	92	5,010
Park Electrochemical Corp.	191	4,993
PC Connection, Inc.	450	5,557
Plexus Corp.*	198	5,053
Power-One, Inc.*	1,328	5,339
Radisys Corp.*	1,720	6,708
RealD, Inc.*(b)	457	5,201
Richardson Electronics Ltd.	432	5,236
Rofin-Sinar Technologies, Inc.*	233	5,972
Rogers Corp.*	105	4,920
Sanmina Corp.*	444	4,227
Scansource, Inc.*	162	4,708
SYNNEX Corp.*	144	5,177
TTM Technologies, Inc.*	525	4,184
Universal Display Corp.*	186	5,175
Viasystems Group, Inc.*	376	5,298
Vishay Precision Group, Inc.*	425	5,606

6

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Zygo Corp.*	374	$5,950

Total Electronic Equipment, Instruments & Components		274,407

Energy Equipment & Services 3.3%
Basic Energy Services, Inc.*(b)	1,243	16,072
Bolt Technology Corp.	978	14,572
Bristow Group, Inc.	107	6,097
C&J Energy Services, Inc.*	653	14,960
Cal Dive International, Inc.*	8,354	15,873
Dawson Geophysical Co.*	552	14,750
Dril-Quip, Inc.*	194	15,732
Exterran Holdings, Inc.*	638	14,827
Forum Energy Technologies, Inc.*	564	14,388
Geospace Technologies Corp.*	165	14,876
Gulf Island Fabrication, Inc.	555	12,887
Gulfmark Offshore, Inc. - Class A	155	5,388
Heckmann Corp.*(b)	3,310	12,710
Helix Energy Solutions Group, Inc.*	707	16,770
Hercules Offshore, Inc.*	2,412	15,871
Hornbeck Offshore Services, Inc.*	385	14,172
ION Geophysical Corp.*	2,183	14,844
Key Energy Services, Inc.*	1,958	15,919
Lufkin Industries, Inc.	240	13,898
Matrix Service Co.*	1,208	17,250
Mitcham Industries, Inc.*	1,070	15,858
Natural Gas Services Group, Inc.*	831	15,116
Newpark Resources, Inc.*	1,765	15,214
Parker Drilling Co.*	3,249	18,259
PHI, Inc.*	173	5,725
Pioneer Energy Services Corp.*	1,897	14,379
RigNet, Inc.*	680	14,566
Tesco Corp.*	1,303	15,753
Tetra Technologies, Inc.*	1,844	15,674
TGC Industries, Inc.	1,673	15,224
Vantage Drilling Co.*	8,208	15,349
Willbros Group, Inc.*	2,585	16,906

Total Energy Equipment & Services		459,879

Food & Staples Retailing 3.2%
Andersons, Inc.(The)	638	30,082
Casey’s General Stores, Inc.	546	29,882
Chefs’ Warehouse, Inc.(The)*	1,842	30,559
Harris Teeter Supermarkets, Inc.	734	30,454
Ingles Markets, Inc. - Class A	1,561	29,956
Nash Finch Co.	1,304	27,084
Pantry, Inc.(The)*	2,386	29,825
Pricesmart, Inc.	66	5,083
Rite Aid Corp.*	26,742	42,787
Spartan Stores, Inc.	1,758	28,550
SUPERVALU, Inc.(b)	10,538	41,203
Susser Holdings Corp.*	803	33,613
United Natural Foods, Inc.*	512	27,638
Village Super Market, Inc. - Class A	832	26,616
Weis Markets, Inc.	740	29,792

Total Food & Staples Retailing		443,124

Food Products 4.2%
Annie’s, Inc.*	786	28,186
B&G Foods, Inc.	962	30,495
Boulder Brands, Inc.*	2,133	28,646
Cal-Maine Foods, Inc.	622	25,925
Calavo Growers, Inc.	1,186	29,543
Chiquita Brands International, Inc.*	3,436	25,255
Darling International, Inc.*	334	5,635
Diamond Foods, Inc.*	1,979	28,260

	Shares	Value
Dole Food Co., Inc.*	2,433	$27,104
Fresh Del Monte Produce, Inc.	1,057	27,852
Griffin Land & Nurseries, Inc.	114	3,431
Hain Celestial Group, Inc.(The)*	506	28,837
J&J Snack Foods Corp.	446	30,395
Lancaster Colony Corp.	408	29,156
Limoneira Co.	1,442	31,363
Pilgrim’s Pride Corp.*	3,862	32,634
Post Holdings, Inc.*	807	30,658
Sanderson Farms, Inc.	565	28,521
Seneca Foods Corp. - Class A*	868	26,049
Snyders-Lance, Inc.	1,181	30,033
Tootsie Roll Industries, Inc.(b)	1,058	28,672
TreeHouse Foods, Inc.*	552	29,217

Total Food Products		585,867

Gas Utilities 1.7%
Chesapeake Utilities Corp.	604	28,666
Laclede Group, Inc.(The)	716	28,583
New Jersey Resources Corp.	685	28,790
Northwest Natural Gas Co.	621	28,206
Piedmont Natural Gas Co., Inc.	858	27,250
South Jersey Industries, Inc.	542	29,420
Southwest Gas Corp.	652	29,040
WGL Holdings, Inc.	698	29,267

Total Gas Utilities		229,222

Health Care Equipment & Supplies 2.9%
Abaxis, Inc.	142	5,498
ABIOMED, Inc.*(b)	407	5,678
Accuray, Inc.*	799	4,083
Align Technology, Inc.*	201	6,303
Alphatec Holdings, Inc.*	3,042	5,263
Analogic Corp.	75	5,714
AngioDynamics, Inc.*	501	6,112
Anika Therapeutics, Inc.*	551	5,852
Antares Pharma, Inc.*	1,434	5,463
Arthrocare Corp.*	163	5,938
AtriCure, Inc.*	815	6,569
Atrion Corp.	28	5,614
Cantel Medical Corp.	188	5,905
Cardiovascular Systems, Inc.*	435	6,847
Cerus Corp.*	1,649	5,227
Conceptus, Inc.*	247	5,103
CONMED Corp.	199	5,845
CryoLife, Inc.	856	5,495
Cyberonics, Inc.*	105	4,553
Cynosure, Inc. - Class A*	236	6,301
Derma Sciences, Inc.*	519	6,347
DexCom, Inc.*	412	6,275
Endologix, Inc.*	402	6,163
EnteroMedics, Inc.*	2,311	7,141
Exactech, Inc.*	330	6,333
Globus Medical, Inc.*	471	6,019
Greatbatch, Inc.*	244	6,476
Haemonetics Corp.*	135	5,662
Hansen Medical, Inc.*(b)	2,456	5,894
HeartWare International, Inc.*	66	5,965
ICU Medical, Inc.*	89	5,380
Insulet Corp.*	253	5,837
Integra LifeSciences Holdings Corp.*	146	6,154
Invacare Corp.	349	5,490
MAKO Surgical Corp.*	428	4,960
Masimo Corp.	266	5,400
Meridian Bioscience, Inc.	270	5,656
Merit Medical Systems, Inc.*	406	5,631

7

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Natus Medical, Inc.*	505	$6,222
Navidea Biopharmaceuticals, Inc.*(b)	1,869	6,149
Neogen Corp.*	114	5,300
NuVasive, Inc.*	360	6,203
NxStage Medical, Inc.*	488	5,710
OraSure Technologies, Inc.*	742	5,231
Orthofix International NV*	145	5,532
Palomar Medical Technologies, Inc.*	593	5,794
PhotoMedex, Inc.*(b)	1,899	26,909
Quidel Corp.*	289	6,485
Rochester Medical Corp.*	576	6,728
Rockwell Medical Technologies, Inc.*	664	4,064
RTI Biologics, Inc.*	1,239	6,096
Solta Medical, Inc.*	1,991	5,097
Spectranetics Corp.*	396	6,597
Staar Surgical Co.*	917	5,190
STERIS Corp.	162	6,112
SurModics, Inc.*	261	6,293
Symmetry Medical, Inc.*	544	5,826
Tornier NV*	328	5,655
Unilife Corp.*(b)	2,320	5,150
Utah Medical Products, Inc.	153	6,151
Vascular Solutions, Inc.*	367	6,133
Volcano Corp.*	232	5,809
West Pharmaceutical Services, Inc.	100	5,921
Wright Medical Group, Inc.*	265	5,602
Young Innovations, Inc.	139	5,486
Zeltiq Aesthetics, Inc.*	1,163	5,082

Total Health Care Equipment & Supplies		402,673

Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.*	242	6,188
Accretive Health, Inc.*	450	5,810
Air Methods Corp.	153	6,689
Almost Family, Inc.	272	5,445
Amedisys, Inc.*	450	5,004
AMN Healthcare Services, Inc.*	466	5,662
Amsurg Corp.*	185	5,774
Assisted Living Concepts, Inc. - Class A	576	5,656
Bio-Reference Labs, Inc.*	185	5,138
BioScrip, Inc.*	517	5,806
Capital Senior Living Corp.*	310	6,581
Centene Corp.*	132	5,697
Chemed Corp.	79	5,969
Chindex International, Inc.*	527	5,818
CorVel Corp.*	126	5,771
Cross Country Healthcare, Inc.*	1,120	6,328
Emeritus Corp.*	234	6,337
Ensign Group, Inc.(The)	199	5,683
ExamWorks Group, Inc.*	426	6,164
Five Star Quality Care, Inc.*	1,111	6,288
Gentiva Health Services, Inc.*	497	4,925
Hanger, Inc.*	198	5,689
HealthSouth Corp.*	254	6,060
Healthways, Inc.*	520	5,470
HMS Holdings Corp.*	211	5,752
IPC The Hospitalist Co., Inc.*	135	5,756
Kindred Healthcare, Inc.*	472	5,088
Landauer, Inc.	92	5,795
LHC Group, Inc.*	258	5,511
Magellan Health Services, Inc.*	104	5,335
Molina Healthcare, Inc.*	195	5,599
MWI Veterinary Supply, Inc.*	48	5,391
National Healthcare Corp.	114	5,487
National Research Corp.	100	5,378
Owens & Minor, Inc.	192	5,877

	Shares	Value
PDI, Inc.*	771	$5,975
PharMerica Corp.*	372	5,387
Providence Service Corp.(The)*	345	6,393
PSS World Medical, Inc.*	193	5,584
Select Medical Holdings Corp.	576	5,610
Skilled Healthcare Group, Inc. - Class A*	853	4,538
Team Health Holdings, Inc.*	183	6,198
Triple-S Management Corp. - Class B*	293	5,295
Universal American Corp.	647	6,062
US Physical Therapy, Inc.	199	4,895
Vanguard Health Systems, Inc.*	462	6,454
WellCare Health Plans, Inc.*	115	5,832

Total Health Care Providers & Services		269,144

Health Care Technology 0.5%
athenahealth, Inc.*	72	6,226
Computer Programs & Systems, Inc.	106	5,577
Epocrates, Inc.*	611	7,136
Greenway Medical Technologies*	332	4,947
HealthStream, Inc.*	211	5,228
MedAssets, Inc.*	322	6,295
Medidata Solutions, Inc.*	139	6,504
Merge Healthcare, Inc.*	1,963	5,280
Omnicell, Inc.*	346	5,467
Quality Systems, Inc.	304	5,545
Vocera Communications, Inc.*	214	5,620

Total Health Care Technology		63,825

Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc.*	193	5,609
Ameristar Casinos, Inc.	224	5,936
Biglari Holdings, Inc.*	14	5,164
BJ’s Restaurants, Inc.*	141	4,508
Bloomin’ Brands, Inc.*	299	5,552
Bluegreen Corp.*	520	4,992
Bob Evans Farms, Inc.	120	5,312
Boyd Gaming Corp.*(b)	737	5,166
Bravo Brio Restaurant Group, Inc.*	352	5,245
Buffalo Wild Wings, Inc.*	65	4,781
Caesars Entertainment Corp.*	647	5,208
Carrols Restaurant Group, Inc.*	804	5,041
CEC Entertainment, Inc.	149	4,911
Cheesecake Factory, Inc.(The)	147	4,875
Churchill Downs, Inc.	76	4,914
Chuy’s Holdings, Inc.*	214	6,073
Cracker Barrel Old Country Store, Inc.	76	4,926
Del Frisco’s Restaurant Group, Inc.*	332	5,249
Denny’s Corp.*	1,042	5,273
DineEquity, Inc.*	78	5,714
Domino’s Pizza, Inc.	116	5,402
Einstein Noah Restaurant Group, Inc.	307	3,945
Fiesta Restaurant Group, Inc.*	319	5,681
Frisch’s Restaurants, Inc.	265	4,842
Ignite Restaurant Group, Inc.*	382	5,539
International Speedway Corp. - Class A	179	4,906
Interval Leisure Group, Inc.	245	4,851
Isle of Capri Casinos, Inc.*	864	6,074
Jack in the Box, Inc.*	171	4,964
Jamba, Inc.*	2,240	5,802
Krispy Kreme Doughnuts, Inc.*	524	6,812
Life Time Fitness, Inc.*	100	5,073
Luby’s, Inc.*	723	4,931
Marcus Corp.	419	5,573
Marriott Vacations Worldwide Corp.*	121	5,370
Monarch Casino & Resort, Inc.*	517	5,356
Morgans Hotel Group Co.*	791	4,264

8

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
MTR Gaming Group, Inc.*	1,427	$5,708
Multimedia Games Holding Co., Inc.*	343	5,810
Nathan’s Famous, Inc.*	146	6,025
Orient-Express Hotels Ltd. - Class A*	407	4,729
Papa John’s International, Inc.*	93	5,217
Pinnacle Entertainment, Inc.*	363	5,645
Premier Exhibitions, Inc.*	1,756	4,162
Red Lion Hotels Corp.*	647	4,833
Red Robin Gourmet Burgers, Inc.*	143	5,287
Ruby Tuesday, Inc.*	615	4,631
Ruth’s Hospitality Group, Inc*	648	5,029
Scientific Games Corp. - Class A*	566	5,032
SHFL Entertainment, Inc.*	351	5,195
Six Flags Entertainment Corp.	82	5,161
Sonic Corp.*	467	5,212
Speedway Motorsports, Inc.	275	4,499
Texas Roadhouse, Inc.	289	5,084
Town Sports International Holdings, Inc.	463	4,875
Vail Resorts, Inc.	91	4,809
WMS Industries, Inc.*	292	7,227

Total Hotels, Restaurants & Leisure		298,004

Household Durables 1.0%
American Greetings Corp. - Class A	287	4,592
Bassett Furniture Industries, Inc.	406	5,652
Beazer Homes USA, Inc.*	302	5,684
Blyth, Inc.	267	3,741
Cavco Industries, Inc.*	99	5,134
CSS Industries, Inc.	242	5,496
Ethan Allen Interiors, Inc.	195	5,637
Flexsteel Industries, Inc.	235	5,513
Helen of Troy Ltd.*	147	5,321
Hooker Furniture Corp.	329	4,968
Hovnanian Enterprises, Inc. - Class A*	818	4,671
iRobot Corp.*	253	5,789
KB Home	291	5,549
La-Z-Boy, Inc.	355	5,552
Libbey, Inc.*	254	4,770
Lifetime Brands, Inc.	472	5,022
M/I Homes, Inc.*	195	5,312
MDC Holdings, Inc.	135	5,308
Meritage Homes Corp.*	128	5,663
NACCO Industries, Inc. - Class A	97	6,320
Ryland Group, Inc.(The)	132	5,243
Sealy Corp.*(b)	2,292	4,951
Skullcandy, Inc.*	607	3,994
Standard Pacific Corp.*(b)	685	5,685
Universal Electronics, Inc.*	266	5,081
Zagg, Inc.*	636	4,401

Total Household Durables		135,049

Household Products 0.7%
Central Garden & Pet Co. - Class A*	499	4,800
Harbinger Group, Inc.*	1,552	12,727
Oil-Dri Corp. of America	442	12,266
Spectrum Brands Holdings, Inc.	636	32,207
WD-40 Co.	603	32,212

Total Household Products		94,212

Independent Power Producers & Energy Traders 0.4%
Atlantic Power Corp.(b)	2,428	29,840
Ormat Technologies, Inc.	1,357	28,850

Total Independent Power Producers & Energy Traders		58,690

	Shares	Value
Industrial Conglomerates 0.3%
Raven Industries, Inc.	212	$5,709
Seaboard Corp.	11	29,737
Standex International Corp.	114	6,458

Total Industrial Conglomerates		41,904

Insurance 1.2%
Alterra Capital Holdings Ltd.	132	4,022
American Equity Investment Life Holding Co.	254	3,424
American Safety Insurance Holdings Ltd.*	170	3,397
AMERISAFE, Inc.*	116	3,322
Amtrust Financial Services, Inc.	107	3,557
Argo Group International Holdings Ltd.	92	3,320
Baldwin & Lyons, Inc. - Class B	131	3,236
Citizens, Inc.*	286	2,863
CNO Financial Group, Inc.	320	3,286
Crawford & Co. - Class B	442	3,213
Donegal Group, Inc. - Class A	213	2,801
Eastern Insurance Holdings, Inc.	180	3,305
eHealth, Inc.*	111	2,705
EMC Insurance Group, Inc.	130	3,245
Employers Holdings, Inc.	149	3,175
Enstar Group Ltd.*	29	3,569
FBL Financial Group, Inc. - Class A	90	3,144
First American Financial Corp.	130	3,106
Fortegra Financial Corp.*	348	3,191
Global Indemnity PLC*	140	2,955
Greenlight Capital Re, Ltd. - Class A*	135	3,247
Hallmark Financial Services*	329	2,944
Hilltop Holdings, Inc.*	227	2,983
Homeowners Choice, Inc.	138	3,119
Horace Mann Educators Corp.	155	3,370
Independence Holding Co.	306	3,026
Infinity Property & Casualty Corp.	53	3,152
Investors Title Co.	50	3,323
Kansas City Life Insurance Co.	77	2,983
Maiden Holdings Ltd.	347	3,529
Meadowbrook Insurance Group, Inc.	523	3,279
Montpelier Re Holdings Ltd.	137	3,340
National Financial Partners Corp.*	178	3,135
National Interstate Corp.	110	3,355
National Western Life Insurance Co. - Class A	19	3,105
Navigators Group, Inc.(The)*	58	3,145
OneBeacon Insurance Group Ltd. - Class A	228	3,114
Phoenix Cos., Inc.(The)*	129	3,506
Platinum Underwriters Holdings Ltd.	68	3,314
Primerica, Inc.	104	3,419
RLI Corp.	47	3,243
Safety Insurance Group, Inc.	66	3,169
SeaBright Holdings, Inc.	276	3,061
Selective Insurance Group, Inc.	158	3,241
State Auto Financial Corp.	206	3,135
Stewart Information Services Corp.	114	3,028
Symetra Financial Corp.	235	3,278
Tower Group, Inc.	163	3,146
United Fire Group, Inc.	137	3,177
Universal Insurance Holdings, Inc.	737	3,346

Total Insurance		161,048

Internet & Catalog Retail 0.6%
1-800-FLOWERS.COM, Inc. - Class A*	1,435	5,769
Blue Nile, Inc.*	125	4,186

9

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Geeknet, Inc.*	320	$4,902
HSN, Inc.	90	5,364
Kayak Software Corp.*	123	4,966
Nutrisystem, Inc.	615	5,554
Orbitz Worldwide, Inc.*	1,807	5,222
Overstock.com, Inc.*	344	4,623
PetMed Express, Inc.	2,473	32,248
Shutterfly, Inc.*	175	5,789

Total Internet & Catalog Retail		78,623

Internet Software & Services 2.4%
Active Network Inc.(The)*	958	5,298
Angie’s List, Inc.*	488	6,124
Bankrate, Inc.*	375	4,639
Bazaarvoice, Inc.*	520	4,020
Blucora, Inc.*	321	4,770
Brightcove, Inc.*	540	4,547
Carbonite, Inc.*	496	4,772
comScore, Inc.*	363	5,347
Constant Contact, Inc.*	337	5,075
Cornerstone OnDemand, Inc.*	175	5,719
CoStar Group, Inc.*	64	6,002
Dealertrack Holdings, Inc.*	174	5,495
Demand Media, Inc.*	504	4,259
Demandware, Inc.*	189	6,008
Dice Holdings, Inc.*	620	5,834
Digital River, Inc.*	337	4,893
E2open, Inc.*	349	6,230
EarthLink, Inc.	739	5,025
Envestnet, Inc.*	351	4,882
ExactTarget, Inc.*	260	5,717
Internap Network Services Corp.*	767	6,067
IntraLinks Holdings, Inc.*	729	4,717
j2 Global, Inc.	901	28,670
Keynote Systems, Inc.	344	5,366
Limelight Networks, Inc.*	2,180	5,145
Liquidity Services, Inc.*	142	4,526
LivePerson, Inc.*	374	5,000
LogMeIn, Inc.*	220	4,994
Marchex, Inc. - Class B	1,193	4,438
Market Leader, Inc.*	474	3,593
MeetMe, Inc.*(b)	1,476	4,000
Millennial Media, Inc.*	381	4,397
Monster Worldwide, Inc.*	909	5,272
Move, Inc.*	675	6,365
NIC, Inc.	311	5,069
OpenTable, Inc.*	97	5,111
Perficient, Inc.*	426	5,095
QuinStreet, Inc.*	775	4,371
RealNetworks, Inc.*	625	4,788
Responsys, Inc.*	831	6,341
Saba Software, Inc.*	608	5,630
SciQuest, Inc.*	315	5,210
Spark Networks, Inc.*	649	4,686
SPS Commerce, Inc.*	135	5,253
Stamps.com, Inc.*	187	5,047
support.com, Inc.*	1,149	4,791
Synacor, Inc.*	839	4,858
TechTarget, Inc.*	855	4,343
Travelzoo, Inc.*	257	5,633
Trulia, Inc.*	188	4,943
United Online, Inc.	866	5,750
Unwired Planet, Inc.*	3,618	7,308
ValueClick, Inc.*	250	5,117
VistaPrint NV*	143	5,127
Vocus, Inc.*	281	4,929

	Shares	Value
Web.com Group, Inc.*	316	$5,119
WebMD Health Corp.*	338	5,587
XO Group, Inc.*	576	5,541
Yelp, Inc.*	270	5,735
Zix Corp.*	1,738	5,666

Total Internet Software & Services		334,254

IT Services 1.2%
Acxiom Corp.*	270	4,787
CACI International, Inc. - Class A*	87	4,666
Cardtronics, Inc.*	124	3,210
Cass Information Systems, Inc.	75	2,910
CIBER, Inc.*	1,601	5,411
Computer Task Group, Inc.*	264	5,053
Convergys Corp.	340	5,787
CSG Systems International, Inc.*	259	4,877
EPAM Systems, Inc.*	236	4,890
Euronet Worldwide, Inc.*	131	3,206
ExlService Holdings, Inc.*	210	6,229
Forrester Research, Inc.	211	5,965
Global Cash Access Holdings, Inc.*	399	3,012
Hackett Group, Inc.(The)	1,396	6,003
Heartland Payment Systems, Inc.	104	3,303
Higher One Holdings, Inc.*(b)	292	3,075
iGate Corp.*	305	5,331
Innodata Isogen, Inc.*	1,383	5,200
Lionbridge Technologies, Inc.*	1,177	4,696
ManTech International Corp. - Class A	186	4,589
Mattersight Corp.*	930	4,111
MAXIMUS, Inc.	89	6,103
ModusLink Global Solutions, Inc.*	1,639	4,769
MoneyGram International, Inc.*	242	3,332
PRGX Global, Inc.*	858	5,791
Sapient Corp.*	462	5,595
ServiceSource International, Inc.*(b)	963	5,826
Syntel, Inc.	89	5,188
TeleTech Holdings, Inc.*	318	5,947
TNS, Inc.*	235	4,923
Unisys Corp.*	279	6,197
Virtusa Corp.*	314	6,503
WEX, Inc.*	41	3,223

Total IT Services		159,708

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	132	4,770
Black Diamond, Inc.*	610	4,666
Brunswick Corp.	182	6,581
Callaway Golf Co.	762	4,999
Jakks Pacific, Inc.	387	5,054
Johnson Outdoors, Inc. - Class A*	245	5,263
Leapfrog Enterprises, Inc.*	621	5,595
Marine Products Corp.	857	5,408
Smith & Wesson Holding Corp.*	636	5,470
Steinway Musical Instruments, Inc.*	220	4,893
Sturm Ruger & Co., Inc.(b)	122	6,194

Total Leisure Equipment & Products		58,893

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	1,620	6,140
Cambrex Corp.*	464	5,452
Fluidigm Corp.*	372	6,138
Furiex Pharmaceuticals, Inc.*	296	9,517
Harvard Bioscience, Inc.*	1,329	6,605
Luminex Corp.*	330	6,065
Pacific Biosciences of California, Inc.*	3,339	8,281
PAREXEL International Corp.*	171	5,788

10

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Sequenom, Inc.*(b)	1,180	$4,897

Total Life Sciences Tools & Services		58,883

Machinery 3.1%
Accuride Corp.*	1,687	6,343
Actuant Corp. - Class A	192	5,660
Alamo Group, Inc.	173	5,875
Albany International Corp. - Class A	252	6,315
Altra Holdings, Inc.	264	6,323
American Railcar Industries, Inc.	165	6,491
Ampco-Pittsburgh Corp.	615	11,328
Astec Industries, Inc.	177	6,252
Barnes Group, Inc.	257	6,142
Blount International, Inc.*	380	6,479
Briggs & Stratton Corp.(b)	269	6,383
Cascade Corp.	87	5,618
Chart Industries, Inc.*	87	5,759
CIRCOR International, Inc.	147	6,101
CLARCOR, Inc.	256	12,918
Columbus McKinnon Corp.*	346	6,546
Commercial Vehicle Group, Inc.*	679	5,493
Douglas Dynamics, Inc.	412	5,430
Dynamic Materials Corp.	829	13,778
Eastern Co. (The)	744	11,636
Energy Recovery, Inc.*	1,653	6,166
EnPro Industries, Inc.*	139	6,183
ESCO Technologies, Inc.	155	6,381
Federal Signal Corp.*	787	6,327
Flow International Corp.*	1,629	6,141
FreightCar America, Inc.	248	6,148
Gorman-Rupp Co.(The)	191	5,804
Graham Corp.	273	6,325
Greenbrier Cos., Inc.*	278	5,541
Hardinge, Inc.	557	6,283
Hurco Cos., Inc.*	239	7,094
Hyster-Yale Materials Handling, Inc.	124	6,222
John Bean Technologies Corp.	329	6,149
Kadant, Inc.*	210	5,643
Kaydon Corp.	495	12,276
LB Foster Co. - Class A	268	11,607
Lindsay Corp.	73	6,792
Lydall, Inc.*	395	6,036
Meritor, Inc.*	1,031	4,701
Met-Pro Corp.	583	6,046
Middleby Corp.*	43	6,078
Miller Industries, Inc.	375	5,730
Mueller Industries, Inc.	239	12,753
Mueller Water Products, Inc. - Series A	2,082	12,305
NN, Inc.*	1,306	12,094
PMFG, Inc.*	752	6,324
Proto Labs, Inc.*	156	6,416
RBC Bearings, Inc.*	235	12,392
Rexnord Corp.*	550	10,989
Robbins & Myers, Inc.	95	5,537
Sauer-Danfoss, Inc.	109	5,850
Sun Hydraulics Corp.	214	5,906
Tennant Co.	134	6,169
Titan International, Inc.(b)	259	6,291
Trimas Corp.*	212	6,549
Twin Disc, Inc.	321	7,361
Wabash National Corp.*	609	6,303
Watts Water Technologies, Inc. - Class A	134	6,177
Woodward, Inc.	153	5,877

Total Machinery		427,836

	Shares	Value
Marine 0.1%
Genco Shipping & Trading Ltd.*	1,728	$5,772
International Shipholding Corp.	334	6,379
Rand Logistics, Inc.*	859	5,807

Total Marine		17,958

Media 1.4%
Arbitron, Inc.	105	4,925
Belo Corp. - Class A	665	5,633
Carmike Cinemas, Inc.*	361	5,758
Central European Media Enterprises Ltd. - Class A*	860	5,083
Crown Media Holdings, Inc. - Class A*	2,648	4,846
Cumulus Media, Inc. - Class A*	1,834	5,961
Daily Journal Corp.*	53	5,271
Digital Generation, Inc.*	439	4,394
E.W. Scripps Co. - Class A*	464	5,099
Entercom Communications Corp. - Class A*	707	5,614
Entravision Communications Corp. - Class A	3,075	5,781
Fisher Communications, Inc.	187	6,635
Global Sources Ltd.*	872	7,150
Harte-Hanks, Inc.	852	6,978
Journal Communications, Inc. - Class A*	873	4,784
LIN TV Corp. - Class A*	692	7,384
Lions Gate Entertainment Corp.*	312	5,716
Live Nation Entertainment, Inc.*	523	5,366
Martha Stewart Living Omnimedia - Class A*	1,919	5,584
McClatchy Co.(The) - Class A*	1,645	4,803
MDC Partners, Inc.	483	6,149
Meredith Corp.(b)	143	5,185
National CineMedia, Inc.	349	5,333
New York Times Co.(The) - Class A*	570	5,050
Nexstar Broadcasting Group, Inc. - Class A*	473	6,802
Outdoor Channel Holdings, Inc.	660	5,095
ReachLocal, Inc.*	450	5,904
Reading International, Inc. - Class A*	816	4,757
Rentrak Corp.*	236	4,833
Saga Communications, Inc. - Class A	133	6,251
Salem Communications Corp. - Class A	959	5,591
Scholastic Corp.	171	5,072
Shutterstock, Inc.*	215	5,424
Sinclair Broadcast Group, Inc. - Class A	426	5,870
Valassis Communications, Inc.(b)	183	5,135
World Wrestling Entertainment, Inc. - Class A	608	5,204

Total Media		200,420

Metals & Mining 2.5%
A.M. Castle & Co.*	398	6,706
AK Steel Holding Corp.	2,546	10,184
AMCOL International Corp.	365	10,778
Century Aluminum Co.*	1,343	11,563
Coeur d’Alene Mines Corp.*	510	11,067
General Moly, Inc.*	2,830	10,443
Globe Specialty Metals, Inc.	770	11,673
Gold Reserve, Inc.*	3,835	11,122
Gold Resource Corp.	745	10,207
Golden Minerals Co.*	2,475	8,588
Golden Star Resources Ltd.*(b)	6,477	10,298
Haynes International, Inc.	221	11,298
Hecla Mining Co.	2,042	10,721
Horsehead Holding Corp.*	1,175	11,703

11

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Kaiser Aluminum Corp.	192	$11,935
Materion Corp.	500	13,450
McEwen Mining, Inc.*(b)	3,060	9,578
Metals USA Holdings Corp.	692	12,442
Midway Gold Corp.*	8,700	11,310
Noranda Aluminum Holding Corp.	1,854	10,920
Olympic Steel, Inc.	550	11,555
Paramount Gold and Silver Corp.*	5,205	11,503
RTI International Metals, Inc.*	435	12,354
Schnitzer Steel Industries, Inc. - Class A	373	10,847
Stillwater Mining Co.*	974	13,110
SunCoke Energy, Inc.*	884	14,657
Universal Stainless & Alloy*	318	11,362
US Antimony Corp.*	6,136	13,131
US Silica Holdings, Inc.(b)	715	14,350
Vista Gold Corp.*	4,467	10,140
Worthington Industries, Inc.	463	12,723

Total Metals & Mining		351,718

Multi-Utilities 0.8%
Avista Corp.	1,143	29,558
Black Hills Corp.	759	30,626
CH Energy Group, Inc.	426	27,690
NorthWestern Corp.	782	28,926

Total Multi-Utilities		116,800

Multiline Retail 0.2%
Bon-Ton Stores, Inc.(The)	423	5,309
Fred’s, Inc. - Class A	365	4,825
Gordmans Stores, Inc.*	328	3,916
Saks, Inc.*	452	4,886
Tuesday Morning Corp.*	792	6,653

Total Multiline Retail		25,589

Oil, Gas & Consumable Fuels 7.1%
Abraxas Petroleum Corp.*(b)	6,748	14,508
Alon USA Energy, Inc.	974	19,110
Apco Oil and Gas International, Inc.	911	11,870
Approach Resources, Inc.*	536	14,252
Arch Coal, Inc.(b)	1,828	13,015
Berry Petroleum Co. - Class A	400	14,728
Bill Barrett Corp.*	694	11,083
Bonanza Creek Energy, Inc.*	522	16,119
BPZ Resources, Inc.*	5,316	16,745
Callon Petroleum Co.*	3,018	15,543
Carrizo Oil & Gas, Inc.*	637	13,683
Clayton Williams Energy, Inc.*	348	13,868
Clean Energy Fuels Corp.*	1,067	13,668
Cloud Peak Energy, Inc.*	700	12,257
Comstock Resources, Inc.*	863	12,591
Contango Oil & Gas Co.	330	14,167
Crosstex Energy, Inc.	1,013	17,120
CVR Energy, Inc.*	290	17,038
Delek US Holdings, Inc.	532	18,072
Diamondback Energy, Inc.*	162	3,632
Endeavour International Corp.*	2,699	14,683
Energy XXI (Bermuda) Ltd.	429	13,436
EPL Oil & Gas, Inc.*	638	15,605
Evolution Petroleum Corp.*	1,741	16,383
Forest Oil Corp.*	1,958	13,628
Frontline Ltd.*	1,588	5,510
FX Energy, Inc.*	3,175	12,668
GasLog Ltd.	475	6,042
Goodrich Petroleum Corp.*	1,522	15,129
Green Plains Renewable Energy, Inc.*	1,689	13,191
Gulfport Energy Corp.*	356	14,692

	Shares	Value
Halcon Resources Corp.*	1,912	$14,608
Harvest Natural Resources, Inc.*	1,511	14,022
Isramco, Inc.*	141	14,345
KiOR, Inc. - Class A*(b)	2,040	11,220
Knightsbridge Tankers Ltd.	1,066	7,121
Kodiak Oil & Gas Corp.*	1,522	14,002
Magnum Hunter Resources Corp.*	3,423	13,829
Matador Resources Co.*	1,720	13,588
McMoRan Exploration Co.*	899	14,213
Midstates Petroleum Co., Inc.*	1,941	13,781
Miller Energy Resources, Inc.*	3,423	13,795
Nordic American Tankers Ltd.	624	5,391
Northern Oil and Gas, Inc.*	829	13,712
Oasis Petroleum, Inc.*	454	16,290
Panhandle Oil and Gas, Inc. - Class A	493	14,095
PDC Energy, Inc.*	402	14,886
Penn Virginia Corp.	3,025	12,977
Petroquest Energy, Inc.*	2,841	14,603
Quicksilver Resources, Inc.*	4,128	11,311
Rentech, Inc.	4,399	13,505
Resolute Energy Corp.*	1,671	14,220
REX American Resources Corp.*	739	16,140
Rex Energy Corp.*	1,112	14,601
Rosetta Resources, Inc.*	314	16,648
Sanchez Energy Corp.*	762	15,225
Scorpio Tankers, Inc.*	875	7,376
SemGroup Corp. - Class A*	367	15,840
Ship Finance International Ltd.	355	5,985
Solazyme, Inc.*	1,649	12,945
Stone Energy Corp.*	700	15,750
Swift Energy Co.*	862	12,990
Synergy Resources Corp.*	2,757	17,093
Targa Resources Corp.	277	16,720
Teekay Tankers Ltd. - Class A(b)	1,788	5,114
Triangle Petroleum Corp.*	2,383	14,989
Uranerz Energy Corp.*(b)	8,328	12,242
Uranium Energy Corp.*	4,501	10,127
Vaalco Energy, Inc.*	1,599	13,576
W&T Offshore, Inc.	782	13,763
Warren Resources, Inc.*	5,296	16,047
Western Refining, Inc.	458	15,403
Westmoreland Coal Co.*	1,373	13,785

Total Oil, Gas & Consumable Fuels		981,909

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	409	11,759
Clearwater Paper Corp.*	295	13,366
Deltic Timber Corp.	167	12,117
KapStone Paper and Packaging Corp.	572	13,728
Louisiana-Pacific Corp.*	634	12,319
Neenah Paper, Inc.	399	12,345
PH Glatfelter Co.	672	12,486
Resolute Forest Products*(b)	902	12,303
Schweitzer-Mauduit International, Inc.	307	12,507
Wausau Paper Corp.	1,319	12,755

Total Paper & Forest Products		125,685

Personal Products 0.8%
Elizabeth Arden, Inc.*	101	3,879
Inter Parfums, Inc.	245	5,319
Medifast, Inc.*	907	22,249
Nature’s Sunshine Products, Inc.	1,836	26,475
Prestige Brands Holdings, Inc.*	274	5,877
Revlon, Inc. - Class A*	335	5,276
Star Scientific, Inc.*(b)	8,999	18,898

12

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
USANA Health Sciences, Inc.*	726	$25,737

Total Personal Products		113,710

Pharmaceuticals 1.6%
Akorn, Inc.*	412	5,393
Ampio Pharmaceuticals, Inc.*	1,496	5,580
Auxilium Pharmaceuticals, Inc.*	291	5,354
AVANIR Pharmaceuticals, Inc. - Class A*(b)	2,028	5,922
BioDelivery Sciences International, Inc.*	1,298	5,659
Cadence Pharmaceuticals, Inc.*	1,163	5,501
Corcept Therapeutics, Inc.*	3,510	7,617
Cornerstone Therapeutics, Inc.*	1,138	6,202
Cumberland Pharmaceuticals, Inc.*	1,268	5,326
Depomed, Inc.*	946	6,631
Endocyte, Inc.*	563	5,647
Hi-Tech Pharmacal Co., Inc.	154	5,636
Horizon Pharma, Inc.*	2,360	5,027
Impax Laboratories, Inc.*	264	5,322
Jazz Pharmaceuticals PLC*	104	5,865
Lannett Co., Inc.*	1,118	6,686
MAP Pharmaceuticals, Inc.*	360	8,917
Medicines Co.(The)*	241	7,201
Nektar Therapeutics*	782	6,702
Obagi Medical Products, Inc.*	398	5,719
Omeros Corp.*	830	4,532
Optimer Pharmaceuticals, Inc.*	567	5,262
Pacira Pharmaceuticals, Inc.*	338	6,550
Pain Therapeutics, Inc.*	2,082	5,705
Pernix Therapeutics Holdings*	701	5,671
Pozen, Inc.*	1,045	5,549
Questcor Pharmaceuticals, Inc.(b)	186	4,739
Repros Therapeutics, Inc.*	372	4,393
Sagent Pharmaceuticals, Inc.*	334	5,311
Santarus, Inc.*	500	6,680
Sciclone Pharmaceuticals, Inc.*	1,228	6,422
Sucampo Pharmaceuticals, Inc. - Class A*	1,108	5,751
Transcept Pharmaceuticals, Inc.*	1,043	6,091
ViroPharma, Inc.*	229	6,105
Vivus, Inc.*	416	5,038
XenoPort, Inc.*	661	5,546
Zogenix, Inc.*	3,968	5,635

Total Pharmaceuticals		216,887

Professional Services 1.5%
Acacia Research Corp.*	206	5,259
Advisory Board Co.(The)*	114	6,182
Barrett Business Services, Inc.	153	6,157
CBIZ, Inc.*(b)	986	5,975
CDI Corp.	336	5,719
Corporate Executive Board Co.(The)	117	5,863
CRA International, Inc.*	303	5,633
Dolan Co.(The)*	1,257	4,412
Exponent, Inc.*	105	5,133
Franklin Covey Co.*	415	5,760
FTI Consulting, Inc.*	172	5,590
GP Strategies Corp.*	274	5,864
Heidrick & Struggles International, Inc.	380	6,008
Hill International, Inc.*	1,541	5,255
Hudson Global, Inc.*	1,224	5,887
Huron Consulting Group, Inc.*	166	5,661
ICF International, Inc.*	237	5,425
Insperity, Inc.	172	5,784
Kelly Services, Inc. - Class A	371	5,914
Kforce, Inc.	416	5,724
Korn/Ferry International*	357	6,133

	Shares	Value
Mistras Group, Inc.*	252	$5,549
Navigant Consulting, Inc.*	515	5,938
Odyssey Marine Exploration, Inc.*	2,054	6,316
On Assignment, Inc.*	285	6,968
Pendrell Corp.*	22,788	33,271
Resources Connection, Inc.	469	5,727
RPX Corp.*	635	6,623
TrueBlue, Inc.*	391	6,721
VSE Corp.	245	5,882
WageWorks, Inc.*	311	6,208

Total Professional Services		208,541

Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	121	3,163
AG Mortgage Investment Trust, Inc.	125	3,175
Agree Realty Corp.	117	3,318
Alexander’s, Inc.	7	2,330
American Assets Trust, Inc.	114	3,295
American Capital Mortgage Investment Corp.	120	3,130
AmREIT, Inc.	178	3,131
Anworth Mortgage Asset Corp.	529	3,312
Apollo Commercial Real Estate Finance, Inc.	180	3,143
Apollo Residential Mortgage, Inc.	139	3,147
Ares Commercial Real Estate Corp.	184	3,183
ARMOUR Residential REIT, Inc.	464	3,332
Ashford Hospitality Trust, Inc.	309	3,581
Associated Estates Realty Corp.	197	3,182
Campus Crest Communities, Inc.	254	3,068
CapLease, Inc.	565	3,271
Capstead Mortgage Corp.	256	3,169
Cedar Realty Trust, Inc.	555	3,058
Chatham Lodging Trust	205	3,229
Chesapeake Lodging Trust	152	3,245
Colonial Properties Trust	148	3,243
Colony Financial, Inc.	153	3,293
Coresite Realty Corp.	114	3,363
Cousins Properties, Inc.	367	3,266
CreXus Investment Corp.	246	3,269
CubeSmart	210	3,202
CYS Investments, Inc.	236	3,068
DCT Industrial Trust, Inc.	474	3,346
DiamondRock Hospitality Co.	339	3,092
DuPont Fabros Technology, Inc.	127	3,002
Dynex Capital, Inc.	311	3,144
EastGroup Properties, Inc.	57	3,194
Education Realty Trust, Inc.	292	3,139
EPR Properties	66	3,093
Equity One, Inc.	146	3,301
Excel Trust, Inc.	239	3,007
FelCor Lodging Trust, Inc.*	708	3,809
First Industrial Realty Trust, Inc.*	221	3,463
First Potomac Realty Trust	254	3,480
Franklin Street Properties Corp.	249	3,237
Getty Realty Corp.	173	3,266
Gladstone Commercial Corp.	172	3,184
Glimcher Realty Trust	283	3,147
Government Properties Income Trust	131	3,255
Gramercy Capital Corp.*	1,089	3,910
Gyrodyne Co. of America, Inc.	41	3,008
Healthcare Realty Trust, Inc.	129	3,287
Hersha Hospitality Trust	649	3,427
Highwoods Properties, Inc.	93	3,348
Hudson Pacific Properties, Inc.	152	3,257
Inland Real Estate Corp.	362	3,287

13

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Invesco Mortgage Capital, Inc.	146	$3,168
Investors Real Estate Trust	349	3,267
iStar Financial, Inc.*	376	3,643
JAVELIN Mortgage Investment Corp.	266	5,253
Kite Realty Group Trust	574	3,473
LaSalle Hotel Properties	123	3,358
Lexington Realty Trust	305	3,355
LTC Properties, Inc.	90	3,352
Medical Properties Trust, Inc.	260	3,497
Monmouth Real Estate Investment Corp. - Class A	307	3,334
National Health Investors, Inc.	54	3,437
New York Mortgage Trust, Inc.	463	3,241
NorthStar Realty Finance Corp.	450	3,510
Omega Healthcare Investors, Inc.	134	3,425
One Liberty Properties, Inc.	150	3,312
Parkway Properties, Inc.	224	3,548
Pebblebrook Hotel Trust	137	3,413
Pennsylvania Real Estate Investment Trust	173	3,190
Pennymac Mortgage Investment Trust	124	3,298
Potlatch Corp.	78	3,384
PS Business Parks, Inc.	47	3,354
RAIT Financial Trust	559	3,852
Ramco-Gershenson Properties Trust	228	3,447
Redwood Trust, Inc.	186	3,553
Resource Capital Corp.	521	3,241
Retail Opportunity Investments Corp.	236	3,080
RLJ Lodging Trust	161	3,367
Rouse Properties, Inc.	189	3,451
Ryman Hospitality Properties	157	6,275
Sabra Health Care REIT, Inc.	142	3,563
Saul Centers, Inc.	71	3,035
Select Income REIT	126	3,171
Sovran Self Storage, Inc.	49	3,197
Spirit Realty Capital, Inc.	1,684	32,771
STAG Industrial, Inc.	170	3,352
Starwood Property Trust, Inc.	131	3,359
Strategic Hotels & Resorts, Inc.*	477	3,487
Summit Hotel Properties, Inc.	342	3,143
Sun Communities, Inc.	78	3,350
Sunstone Hotel Investors, Inc.*	297	3,436
Terreno Realty Corp.	197	3,290
Two Harbors Investment Corp.	265	3,291
UMH Properties, Inc.	305	3,157
Universal Health Realty Income Trust	63	3,473
Urstadt Biddle Properties, Inc. - Class A	160	3,238
Washington Real Estate Investment Trust	116	3,304
Western Asset Mortgage Capital Corp.	147	3,183
Whitestone REIT	221	3,138
Winthrop Realty Trust	278	3,322

Total Real Estate Investment Trusts (REITs)		363,187

Real Estate Management & Development 0.2%
AV Homes, Inc.*	202	3,008
Consolidated-Tomoka Land Co.	95	3,419
Forestar Group, Inc.*	182	3,463
Kennedy-Wilson Holdings, Inc.	228	3,418
Tejon Ranch Co.*	110	3,362
Thomas Properties Group, Inc.	566	2,915
Zillow, Inc.*(b)	112	4,238

Total Real Estate Management & Development		23,823

Road & Rail 0.8%
Amerco, Inc.	41	5,513
Arkansas Best Corp.	614	6,459

	Shares	Value
Avis Budget Group, Inc.*	248	$5,339
Celadon Group, Inc.	323	6,399
Genesee & Wyoming, Inc. - Class A*	76	6,428
Heartland Express, Inc.	443	6,127
Knight Transportation, Inc.	394	6,284
Marten Transport Ltd.	311	6,332
Old Dominion Freight Line, Inc.*	168	6,263
Patriot Transportation Holding, Inc.*	205	5,283
Quality Distribution, Inc.*	911	6,750
Roadrunner Transportation Systems, Inc.*	333	6,697
Saia, Inc.*	254	6,589
Swift Transportation Co.*	633	8,647
Universal Truckload Services, Inc.	350	6,279
Werner Enterprises, Inc.	266	6,283
Zipcar, Inc.*	593	7,240

Total Road & Rail		108,912

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	434	6,662
Alpha & Omega Semiconductor Ltd.*	583	4,728
Ambarella, Inc.*	471	4,691
Amkor Technology, Inc.*(b)	1,136	5,260
Anadigics, Inc.*	2,467	6,365
Applied Micro Circuits Corp.*	612	5,245
ATMI, Inc.*	242	4,939
Axcelis Technologies, Inc.*	3,672	4,957
AXT, Inc.*	1,650	4,587
Brooks Automation, Inc.	619	5,794
Cabot Microelectronics Corp.	336	12,419
Cavium, Inc.*	146	4,882
CEVA, Inc.*	308	4,675
Cirrus Logic, Inc.*	172	4,856
Cohu, Inc.	448	4,695
Cymer, Inc.*	55	5,663
Diodes, Inc.*	286	5,440
DSP Group, Inc.*	835	5,478
Entegris, Inc.*	532	5,246
Entropic Communications, Inc.*	904	4,737
Exar Corp.*	558	5,853
First Solar, Inc.*	438	12,343
Formfactor, Inc.*	1,050	5,250
GSI Technology, Inc.*	829	5,513
GT Advanced Technologies, Inc.*	4,572	14,448
Hittite Microwave Corp.*	79	4,849
Inphi Corp.*	530	4,256
Integrated Device Technology, Inc.*	706	5,104
Integrated Silicon Solution, Inc.*	523	4,901
Intermolecular, Inc.*	615	5,769
International Rectifier Corp.*	273	5,321
Intersil Corp. - Class A	590	5,103
IXYS Corp.	526	5,071
Kopin Corp.*	1,424	4,927
Lattice Semiconductor Corp.*	1,259	5,603
LTX-Credence Corp.*	756	4,642
M/A-COM Technology Solutions Holdings, Inc.*	342	5,793
Mattson Technology, Inc.*	5,314	6,961
MaxLinear, Inc. - Class A*	896	4,641
MEMC Electronic Materials, Inc.*	1,494	6,215
Micrel, Inc.	517	5,382
Microsemi Corp.*	233	4,874
Mindspeed Technologies, Inc.*	1,123	5,525
MIPS Technologies, Inc.*	626	4,920
MKS Instruments, Inc.	193	5,365
Monolithic Power Systems, Inc.	220	5,126
MoSys, Inc.*	1,484	5,342

14

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Nanometrics, Inc.*	329	$5,136
NeoPhotonics Corp.*	857	4,962
NVE Corp.*	87	4,785
Omnivision Technologies, Inc.*	342	5,257
PDF Solutions, Inc.*	336	5,047
Peregrine Semiconductor Corp.*	301	3,606
Pericom Semiconductor Corp.*	583	4,122
Photronics, Inc.*	915	5,481
PLX Technology, Inc.*	1,085	5,056
Power Integrations, Inc.	144	5,386
QuickLogic Corp.*	2,430	5,127
Rambus, Inc.*	922	5,034
RF Micro Devices, Inc.*	1,069	5,345
Rubicon Technology, Inc.*	727	4,885
Rudolph Technologies, Inc.*	386	5,207
Semtech Corp.*	171	5,157
Sigma Designs, Inc.*	891	4,758
Silicon Image, Inc.*	1,007	4,884
Spansion, Inc. - Class A*	373	4,290
SunPower Corp.*	2,715	21,150
Supertex, Inc.	270	5,162
Tessera Technologies, Inc.	303	5,318
TriQuint Semiconductor, Inc.*	1,009	5,297
Ultra Clean Holdings*	1,033	5,795
Ultratech, Inc.*	140	5,702
Veeco Instruments, Inc.*	163	5,126
Volterra Semiconductor Corp.*	278	4,570

Total Semiconductors & Semiconductor Equipment		422,061

Software 2.3%
Accelrys, Inc.*	598	5,633
ACI Worldwide, Inc.*	114	5,420
Actuate Corp.*	890	5,011
Advent Software, Inc.*	138	3,402
American Software, Inc. - Class A	626	5,384
Aspen Technology, Inc.*	183	5,600
AVG Technologies NV*	312	4,274
Blackbaud, Inc.	217	5,408
Bottomline Technologies , Inc.*	194	5,641
BroadSoft, Inc.*	139	4,722
Callidus Software, Inc.*	1,083	4,527
CommVault Systems, Inc.*	69	5,294
Comverse Technology, Inc.*	1,331	5,803
Comverse, Inc.*	179	5,169
Digimarc Corp.	233	4,989
Ebix, Inc.	288	4,706
Ellie Mae, Inc.*	181	3,625
Eloqua, Inc.*	263	6,178
EPIQ Systems, Inc.	383	4,726
ePlus, Inc.	120	5,591
Exa Corp.*	489	4,895
Fair Isaac Corp.	72	3,245
FalconStor Software, Inc.*	2,152	5,767
FleetMatics Group PLC*	214	5,365
Glu Mobile, Inc.*(b)	1,969	5,100
Guidance Software, Inc.*	419	5,342
Guidewire Software, Inc.*	153	5,067
Imperva, Inc.*	151	5,179
Infoblox, Inc.*	261	4,920
Interactive Intelligence Group, Inc.*	154	6,194
Jive Software, Inc.*	349	5,350
Manhattan Associates, Inc.*	85	5,823
Mentor Graphics Corp.*	296	5,070
MicroStrategy, Inc. - Class A*	51	5,114
Monotype Imaging Holdings, Inc.	301	5,442
Netscout Systems, Inc.*	197	5,128

	Shares	Value
Pegasystems, Inc.	213	$5,123
Pervasive Software, Inc.*	546	4,996
Progress Software Corp.*	231	5,422
Proofpoint, Inc.*	407	5,352
PROS Holdings, Inc.*	269	5,934
PTC, Inc.*	212	4,914
QAD, Inc. - Class A	363	5,042
QLIK Technologies, Inc.*	234	5,197
Qualys, Inc.*	227	2,974
RealPage, Inc.*(b)	230	5,368
Rosetta Stone, Inc.*	403	5,223
Sapiens International Corp. NV	1,194	5,970
SeaChange International, Inc.*	503	5,608
Sourcefire, Inc.*	104	4,430
SS&C Technologies Holdings, Inc.*	214	4,843
Synchronoss Technologies, Inc.*	243	5,786
Take-Two Interactive Software, Inc.*	386	4,698
Tangoe, Inc.*	395	5,708
TeleNav, Inc.*	636	5,024
TiVo, Inc.*	388	5,176
Tyler Technologies, Inc.*	101	5,459
Ultimate Software Group, Inc.*	51	5,179
VASCO Data Security International, Inc.*	597	4,836
Verint Systems, Inc.*	171	5,780
VirnetX Holding Corp.*	137	4,784
Websense, Inc.*	321	4,696

Total Software		317,626

Specialty Retail 2.2%
Aeropostale, Inc.*	355	4,803
America’s Car-Mart, Inc.*	127	5,057
ANN, Inc.*	144	4,441
Asbury Automotive Group, Inc.*	160	5,690
Barnes & Noble, Inc.*	312	4,162
Bebe Stores, Inc.	1,238	5,175
Big 5 Sporting Goods Corp.	383	5,312
Body Central Corp.*	496	3,943
Brown Shoe Co., Inc.	261	4,500
Buckle, Inc.(The)	112	5,239
Cabela’s, Inc.*	128	6,607
Casual Male Retail Group, Inc.*	1,324	6,077
Cato Corp.(The) - Class A	181	4,990
Children’s Place Retail Stores, Inc.(The)*	109	5,432
Citi Trends, Inc.*	354	4,581
Conn’s, Inc.*	163	4,636
Destination Maternity Corp.	227	5,169
Express, Inc.*	332	6,102
Finish Line, Inc.(The) - Class A	274	5,107
Five Below, Inc.*	143	5,291
Francesca’s Holdings Corp.*	185	5,254
Genesco, Inc.*	93	5,797
Group 1 Automotive, Inc.	81	5,487
Haverty Furniture Cos., Inc.	310	5,580
hhgregg, Inc.*	618	5,241
Hibbett Sports, Inc.*	91	4,792
HOT Topic, Inc.	496	5,506
JOS A Bank Clothiers, Inc.*	113	4,581
Kirkland’s, Inc.*	487	5,635
Lithia Motors, Inc. - Class A	137	5,928
Lumber Liquidators Holdings, Inc.*	96	5,681
MarineMax, Inc.*	563	6,576
Mattress Firm Holding Corp.*	201	5,636
Men’s Wearhouse, Inc.(The)	160	4,856
Monro Muffler Brake, Inc.	148	5,360
New York & Co., Inc.*	1,391	5,439
Office Depot, Inc.*	1,399	6,058

15

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
OfficeMax, Inc.	494	$5,325
Penske Automotive Group, Inc.	167	5,498
Pep Boys- Manny, Moe & Jack	492	5,476
Pier 1 Imports, Inc.	239	5,184
RadioShack Corp.(b)	2,220	7,304
Rent-A-Center, Inc.	136	4,852
Restoration Hardware Holdings, Inc.*	167	6,012
Rue21, Inc.*	168	4,991
Select Comfort Corp.*	192	4,228
Shoe Carnival, Inc.	250	5,117
Sonic Automotive, Inc. - Class A	239	5,800
Stage Stores, Inc.	196	4,479
Stein Mart, Inc.	682	5,756
Systemax, Inc.	522	5,110
Tilly’s, Inc.*	356	5,276
Vitamin Shoppe, Inc.*	84	5,131
West Marine, Inc.*	461	5,523
Wet Seal, Inc.(The) - Class A*	1,787	5,004
Winmark Corp.	85	5,498
Zumiez, Inc.*	249	5,254

Total Specialty Retail		302,539

Textiles, Apparel & Luxury Goods 1.0%
Cherokee, Inc.	329	4,649
Columbia Sportswear Co.	92	4,700
Crocs, Inc.*	347	5,156
Culp, Inc.	817	14,298
Delta Apparel, Inc.*	354	5,115
Fifth & Pacific Cos., Inc.*	387	5,844
G-III Apparel Group Ltd.*	141	5,061
Iconix Brand Group, Inc.*	226	5,435
Jones Group, Inc.(The)	430	5,160
K-Swiss, Inc. - Class A*	1,528	7,197
Maidenform Brands, Inc.*	256	4,969
Movado Group, Inc.	156	5,703
Oxford Industries, Inc.	103	5,086
Perry Ellis International, Inc.	233	4,497
Quiksilver, Inc.*	1,238	8,097
R.G. Barry Corp.	361	4,830
Skechers U.S.A., Inc. - Class A*	259	4,921
Steven Madden Ltd.*	112	5,161
True Religion Apparel, Inc.	193	4,576
Tumi Holdings, Inc.*	216	4,858
Unifi, Inc.*	858	11,583
Vera Bradley, Inc.*	194	4,906
Warnaco Group, Inc.(The)*	69	5,051
Wolverine World Wide, Inc.	121	5,203

Total Textiles, Apparel & Luxury Goods		142,056

Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp.	311	3,029
Bank Mutual Corp.	728	3,735
BankFinancial Corp.	412	3,111
Beneficial Mutual Bancorp, Inc.*	323	3,023
Berkshire Hills Bancorp, Inc.	130	3,146
BofI Holding, Inc.*	111	3,548
Brookline Bancorp, Inc.	366	3,225
Cape Bancorp, Inc.	359	3,263
Charter Financial Corp.	290	3,294
Clifton Savings Bancorp, Inc.	269	3,131
Dime Community Bancshares, Inc.	220	3,038
Doral Financial Corp.*	4,547	2,997
ESB Financial Corp.	222	3,095
ESSA Bancorp, Inc.	290	3,193
EverBank Financial Corp.	205	2,991

	Shares	Value
Federal Agricultural Mortgage Corp. - Class C	95	$3,259
First Defiance Financial Corp.	173	3,543
First Federal Bancshares of Arkansas, Inc.*	335	3,300
First Financial Holdings, Inc.	223	3,378
First Financial Northwest, Inc.*	426	3,455
First Pactrust Bancorp, Inc.	252	2,964
Flushing Financial Corp.	198	3,136
Fox Chase Bancorp, Inc.	185	3,184
Franklin Financial Corp.	179	3,102
Heritage Financial Group, Inc.	224	3,138
Hingham Institution for Savings	49	3,403
Home Bancorp, Inc.*	167	3,188
Home Federal Bancorp, Inc.	257	3,305
Home Loan Servicing Solutions Ltd.	157	3,413
HomeStreet, Inc.*	123	3,102
Kearny Financial Corp.	330	3,333
Meridian Interstate Bancorp, Inc.*	179	3,129
MGIC Investment Corp.*	1,250	3,475
NASB Financial, Inc.*	143	3,243
Nationstar Mortgage Holdings, Inc.*	101	3,645
Northfield Bancorp, Inc.	266	2,977
Northwest Bancshares, Inc.	252	3,074
OceanFirst Financial Corp.	223	3,164
Ocwen Financial Corp.*	86	3,351
Oritani Financial Corp.	202	3,058
Peoples Federal Bancshares, Inc.	175	3,119
Provident Financial Holdings, Inc.	187	3,112
Provident Financial Services, Inc.	206	3,055
Provident New York Bancorp	329	2,938
Radian Group, Inc.	580	3,729
Rockville Financial, Inc.	231	2,975
Roma Financial Corp.	337	5,082
SI Financial Group, Inc.	271	3,154
Simplicity Bancorp, Inc.	206	2,971
Territorial Bancorp, Inc.	133	3,047
Tree.com, Inc.	176	3,077
TrustCo Bank Corp. NY	578	3,058
United Financial Bancorp, Inc.	195	2,919
ViewPoint Financial Group, Inc.	147	3,109
Walker & Dunlop, Inc.*	184	3,952
Waterstone Financial, Inc.*	415	3,104
Westfield Financial, Inc.	416	3,137
WSFS Financial Corp.	72	3,274

Total Thrifts & Mortgage Finance		187,950

Tobacco 0.6%
Alliance One International, Inc.*	8,007	28,985
Universal Corp.	572	31,106
Vector Group Ltd.	1,865	28,982

Total Tobacco		89,073

Trading Companies & Distributors 1.0%
Aceto Corp.	1,179	12,309
Aircastle Ltd.	464	6,403
Applied Industrial Technologies, Inc.	139	6,110
Beacon Roofing Supply, Inc.*	350	12,649
CAI International, Inc.*	281	7,048
DXP Enterprises, Inc.*	122	6,942
Edgen Group, Inc.*	1,982	15,836
H&E Equipment Services, Inc.	376	7,249
Houston Wire & Cable Co.	501	5,987
Kaman Corp.	155	5,633
Rush Enterprises, Inc. - Class A*	281	6,648
SeaCube Container Leasing Ltd.	304	6,983

16

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
TAL International Group, Inc.	160	$6,704
Textainer Group Holdings Ltd.	180	7,461
Titan Machinery, Inc.*	227	6,563
Watsco, Inc.	155	11,679
Willis Lease Finance Corp.*	392	5,774

Total Trading Companies & Distributors		137,978

Transportation Infrastructure 0.0%(a)
Wesco Aircraft Holdings, Inc.*	422	5,836

Total Transportation Infrastructure		5,836

Water Utilities 1.3%
American States Water Co.	582	29,420
California Water Service Group	1,516	29,562
Connecticut Water Service, Inc.	931	27,595
Middlesex Water Co.	1,449	27,980
SJW Corp.	1,069	28,991
York Water Co.	1,590	30,051

Total Water Utilities		173,599

Wireless Telecommunication Services 0.7%
Leap Wireless International, Inc.*	4,187	24,201
NTELOS Holdings Corp.	2,082	26,920
Shenandoah Telecommunications Co.	1,677	24,585
USA Mobility, Inc.	2,238	25,871

Total Wireless Telecommunication Services		101,577

Total Common Stocks (Cost $13,222,611)		13,693,559

SHORT TERM INVESTMENTS 0.8%

SSgA Government Money Market Fund	112,821	112,821

Total Short Term Investments (Cost $112,821)		112,821

	Face Amount
SECURITIES LENDING COLLATERAL 1.6%(c)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	$66,328	66,328
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	66,328	66,328
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(d)	94,436	94,436

Total Securities Lending Collateral (Cost $227,092)		227,092

Total Investments 101.6%(e) (Cost $13,562,524)		14,033,472

Other Assets and Liabilities, net – (1.6)%		(221,610)

Net Assets – 100.0%		$13,811,862

*	Non-Income Producing Security.
(a)	Amount represents less than 0.05% of net assets.
(b)	All or a portion of this security was on loan as of January 31, 2013
(c)	Securities lending collateral (Note H).
(d)	Values determined based on Level 2 inputs (Note G).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

17

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.7%

Aerospace & Defense 1.2%
BAE Systems PLC	2,712	$14,602
Cobham PLC	4,263	14,308
European Aeronautic Defence and Space Co. NV	426	20,010
Finmeccanica SpA*	2,661	17,482
Meggitt PLC	2,280	15,725
Rolls-Royce Holdings PLC - Class C*	990	14,848
Safran SA	357	16,387
Thales SA	393	14,145
Zodiac Aerospace	133	14,547

Total Aerospace & Defense		142,054

Air Freight & Logistics 0.5%
Deutsche Post AG	678	15,917
TNT Express NV	1,422	10,923
Toll Holdings Ltd.	2,991	16,441
Yamato Holdings Co., Ltd.	900	15,158

Total Air Freight & Logistics		58,439

Airlines 1.0%
All Nippon Airways Co., Ltd.	6,000	11,768
Cathay Pacific Airways Ltd.	7,878	15,298
Deutsche Lufthansa AG	834	16,556
International Consolidated Airlines Group SA*	5,127	17,371
Qantas Airways Ltd.*	10,771	17,189
Ryanair Holdings PLC ADR	405	15,775
Singapore Airlines Ltd.	3,000	26,636

Total Airlines		120,593

Auto Components 1.8%
Aisin Seiki Co., Ltd.	600	19,645
Bridgestone Corp.	600	15,733
Cie Generale des Etablissements Michelin - Class B	153	14,232
Continental AG	130	15,255
Denso Corp.	300	11,243
GKN PLC	3,957	15,107
NHK Spring Co., Ltd.	1,800	15,799
NOK Corp.	900	13,461
Nokian Renkaat OYJ	342	14,711
Pirelli & C SpA	1,218	14,938
Stanley Electric Co., Ltd.	900	14,744
Sumitomo Rubber Industries Ltd.	1,200	16,029
Toyota Boshoku Corp.	1,500	19,658
Toyota Industries Corp.	600	19,954

Total Auto Components		220,509

Automobiles 2.1%
Bayerische Motoren Werke AG	159	16,004
Daimler AG	288	16,761
Fiat SpA*	3,102	18,948
Honda Motor Co., Ltd.	300	11,522
Isuzu Motors Ltd.	3,000	18,836
Mazda Motor Corp.*	9,000	24,260
Mitsubishi Motors Corp.*	15,000	15,615
Nissan Motor Co., Ltd.	1,500	15,385
Peugeot SA*	2,253	17,566
Porsche Automobil Holding SE	195	16,967
Renault SA	285	17,182
Suzuki Motor Corp.	600	15,733
Toyota Motor Corp.	300	14,349

	Shares	Value
Volkswagen AG	66	$16,319
Yamaha Motor Co., Ltd.	1,200	15,266

Total Automobiles		250,713

Beverages 1.3%
Anheuser-Busch InBev NV	162	14,051
Asahi Group Holdings Ltd.	600	12,748
Carlsberg A/S - Class B	144	15,404
Coca-Cola Amatil Ltd.	978	14,118
Diageo PLC	468	13,927
Heineken Holding NV	255	15,066
Heineken NV	210	14,763
Pernod-Ricard SA	124	15,519
Remy Cointreau SA	123	15,693
SABMiller PLC	306	15,282
Treasury Wine Estates Ltd.	2,646	13,110

Total Beverages		159,681

Biotechnology 0.5%
Actelion Ltd.*	285	14,117
CSL Ltd.	258	14,785
Elan Corp. PLC ADR*	1,374	14,441
Grifols SA*	462	15,709
Prothena Corp. PLC*	33	198

Total Biotechnology		59,250

Building Products 0.9%
Asahi Glass Co., Ltd.	3,000	19,921
Assa Abloy AB - Series B	393	14,699
Cie de St-Gobain	351	14,470
Daikin Industries Ltd.	300	11,473
Geberit AG*	66	15,425
LIXIL Group Corp.	600	13,965
TOTO Ltd.	3,000	23,800

Total Building Products		113,753

Capital Markets 2.3%
3i Group PLC	4,119	17,188
Aberdeen Asset Management PLC	2,631	16,785
Credit Suisse Group AG*	597	17,638
Daiwa Securities Group, Inc.	3,000	17,456
Deutsche Bank AG	318	16,493
Hargreaves Lansdown PLC	1,158	12,686
ICAP PLC	2,985	15,438
Investec PLC	2,286	16,741
Julius Baer Group Ltd.*	411	16,815
Macquarie Group Ltd.	420	16,866
Mediobanca SpA	2,532	18,611
Nomura Holdings, Inc.	3,300	19,020
Partners Group Holding AG	68	15,960
Ratos AB	1,458	14,046
SBI Holdings, Inc.	1,810	15,014
Schroders PLC	580	17,794
UBS AG*	900	15,598

Total Capital Markets		280,149

Chemicals 4.9%
Air Liquide SA	114	14,568
Akzo Nobel NV	246	16,826
Arkema SA	138	15,735
Asahi Kasei Corp.	3,000	17,357
BASF SE	162	16,418
Croda International PLC	372	14,296
Daicel Corp.	3,000	21,006
Denki Kagaku Kogyo KK	3,000	10,848
EMS-Chemie Holding AG	60	15,255

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Givaudan SA*	15	$16,672
Hitachi Chemical Co., Ltd.	900	12,692
Incitec Pivot Ltd.	4,314	14,534
Israel Chemicals Ltd.	1,201	15,881
Israel Corp., Ltd.(The)	21	14,308
Johnson Matthey PLC	372	13,359
JSR Corp.	900	17,811
K+S AG	315	14,217
Koninklijke DSM NV	243	14,894
Kuraray Co., Ltd.	1,200	15,437
Lanxess AG	173	14,606
Linde AG	83	15,142
Mitsubishi Chemical Holdings Corp.	3,000	13,938
Mitsubishi Gas Chemical Co., Inc.	3,000	20,086
Mitsui Chemicals, Inc.	6,000	14,267
Nitto Denko Corp.	300	16,963
Novozymes A/S - Series B	513	16,837
Orica Ltd.	564	15,078
Shin-Etsu Chemical Co., Ltd.	300	18,376
Showa Denko KK	9,000	13,807
Sika AG	6	15,130
Solvay SA	102	16,033
Sumitomo Chemical Co., Ltd.	6,000	17,554
Syngenta AG	37	15,966
Taiyo Nippon Sanso Corp.	3,000	20,118
Teijin Ltd.	6,000	13,807
Toray Industries, Inc.	3,000	17,357
Ube Industries Ltd.	6,000	12,492
Yara International ASA	285	15,176

Total Chemicals		594,847

Commercial Banks 7.5%
Aozora Bank Ltd.	6,000	16,897
Australia & New Zealand Banking Group Ltd.	555	15,387
Banca Monte dei Paschi di Siena SpA*	53,661	17,962
Banco Bilbao Vizcaya Argentaria SA	1,776	17,659
Banco de Sabadell SA*	5,184	13,884
Banco Espirito Santo SA*	13,803	19,579
Banco Popolare SC*	9,549	19,896
Banco Popular Espanol SA	16,584	14,947
Banco Santander SA	1,912	16,037
Bank Hapoalim BM*	3,414	14,341
Bank Leumi Le-Israel BM*	4,188	13,929
Bank of East Asia Ltd.	3,600	14,808
Bank of Yokohama Ltd.(The)	3,000	14,366
Bankia SA(a)	11,457	7,947
Banque Cantonale Vaudoise	27	14,419
Barclays PLC	3,567	17,022
Bendigo and Adelaide Bank Ltd.	1,674	16,099
BNP Paribas SA	255	15,995
BOC Hong Kong Holdings Ltd.	4,500	15,521
CaixaBank(a)	3,729	14,715
Chiba Bank Ltd.(The)	3,000	18,738
Commerzbank AG*	8,232	18,035
Commonwealth Bank of Australia	231	15,529
Credit Agricole SA*	1,851	18,291
Danske Bank A/S*	840	16,107
DnB ASA	1,145	15,979
Erste Group Bank AG*	489	16,452
Fukuoka Financial Group, Inc.	3,000	12,656
Hang Seng Bank Ltd.	900	14,738
Hiroshima Bank Ltd.(The)	3,000	12,788
HSBC Holdings PLC	1,472	16,726
Intesa Sanpaolo SpA	8,505	17,340
KBC Groep NV	465	18,327

	Shares	Value
Lloyds Banking Group PLC*	18,747	$15,355
Mitsubishi UFJ Financial Group, Inc.	3,000	17,127
Mizuho Financial Group, Inc.	8,700	17,446
National Australia Bank Ltd.	558	15,924
National Bank of Greece SA ADR*	7,835	12,144
Natixis	4,422	17,533
Nordea Bank AB	1,527	16,834
Oversea-Chinese Banking Corp., Ltd.	3,000	23,703
Raiffeisen Bank International AG	339	15,211
Resona Holdings, Inc.	3,300	14,717
Royal Bank of Scotland Group PLC*	2,931	15,953
Seven Bank Ltd.	5,400	13,077
Shinsei Bank Ltd.	9,000	18,442
Skandinaviska Enskilda Banken AB - Class A	1,722	17,252
Societe Generale*	390	17,615
Standard Chartered PLC	597	15,878
Sumitomo Mitsui Financial Group, Inc.	300	12,064
Sumitomo Mitsui Trust Holdings, Inc.	6,000	22,222
Svenska Handelsbanken AB	396	16,181
Swedbank AB	762	17,963
UniCredit SpA*	3,030	19,561
Unione di Banche Italiane SCPA	3,588	18,731
Westpac Banking Corp.	531	15,530

Total Commercial Banks		909,579

Commercial Services & Supplies 1.4%
Aggreko PLC	387	9,799
Babcock International Group PLC	893	14,696
Brambles Ltd.	1,851	15,658
Edenred	482	15,447
G4S PLC	3,519	15,471
Park24 Co., Ltd.	900	16,282
Secom Co., Ltd.	300	14,990
Securitas AB	1,815	16,957
Serco Group PLC	1,602	14,084
Societe BIC SA	111	14,941
Toppan Printing Co., Ltd.	3,000	18,639

Total Commercial Services & Supplies		166,964

Communications Equipment 0.3%
Nokia OYJ	4,353	17,029
Telefonaktiebolaget LM Ericsson - Class B	1,524	17,723

Total Communications Equipment		34,752

Computers & Peripherals 0.3%
Fujitsu Ltd.	3,000	12,163
Gemalto NV	163	14,510
Toshiba Corp.	3,000	13,346

Total Computers & Peripherals		40,019

Construction & Engineering 1.8%
ACS Actividades de Construccion y Servicios SA	691	16,574
Balfour Beatty PLC	3,453	14,524
Bouygues SA	579	16,434
Ferrovial SA	957	15,335
Hochtief AG*	278	18,124
Kajima Corp.	6,000	18,014
Koninklijke Boskalis Westminster NV	333	15,246
Leighton Holdings Ltd.	780	16,825
Obayashi Corp.	3,000	15,418
Shimizu Corp.	6,000	19,461
Skanska AB - Class B	882	14,984
Taisei Corp.	6,000	17,949

2

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Vinci SA	318	$16,198

Total Construction & Engineering		215,086

Construction Materials 1.1%
Boral Ltd.	3,532	18,089
CRH PLC ADR	777	16,721
Fletcher Building Ltd.	2,175	17,400
HeidelbergCement AG	267	16,813
Holcim Ltd.*	213	16,574
James Hardie Industries PLC	1,497	15,927
Lafarge SA	246	15,036
Taiheiyo Cement Corp.	6,000	16,371

Total Construction Materials		132,931

Consumer Finance 0.3%
Acom Co., Ltd.*	510	13,345
Aeon Credit Service Co., Ltd.	600	12,452
Credit Saison Co., Ltd.	600	12,709

Total Consumer Finance		38,506

Containers & Packaging 0.4%
Amcor Ltd.	1,683	14,746
Rexam PLC	1,782	13,236
Toyo Seikan Kaisha Ltd.	1,200	15,345

Total Containers & Packaging		43,327

Distributors 0.1%
Li & Fung Ltd.	8,000	11,244

Total Distributors		11,244

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	300	13,116

Total Diversified Consumer Services		13,116

Diversified Financial Services 2.0%
ASX Ltd.	459	16,757
Deutsche Boerse AG	245	16,114
Exor SpA	570	16,859
First Pacific Co., Ltd.	11,910	15,326
Groupe Bruxelles Lambert SA	189	15,778
Hong Kong Exchanges and Clearing Ltd.	900	17,070
ING Groep NV*	1,566	15,834
Investment AB Kinnevik - Class B	729	16,796
Investor AB - Series B	627	17,796
London Stock Exchange Group PLC	894	17,065
Mitsubishi UFJ Lease & Finance Co., Ltd.	330	15,025
ORIX Corp.	150	16,059
Pohjola Bank PLC - Series A	1,005	17,202
Singapore Exchange Ltd.	3,000	18,880
Wendel SA	153	16,598

Total Diversified Financial Services		249,159

Diversified Telecommunication Services 3.1%
Belgacom SA	474	14,464
Bezeq The Israeli Telecommunication Corp., Ltd.	11,463	13,427
BT Group PLC	3,795	14,958
Deutsche Telekom AG	1,275	15,670
Elisa OYJ	666	15,839
France Telecom SA	1,320	14,983
HKT Trust & HKT Ltd.	14,000	13,051
Iliad SA	81	15,008
Inmarsat PLC	1,497	15,309
Koninklijke KPN NV	2,412	13,574
Nippon Telegraph & Telephone Corp.	300	12,590
Portugal Telecom SGPS SA	3,027	17,668
Singapore Telecommunications Ltd.	6,000	16,966

	Shares	Value
Swisscom AG	33	$14,624
TDC A/S	2,082	15,927
Telecom Corp. of New Zealand Ltd.	7,224	14,721
Telecom Italia SpA	15,369	15,271
Telefonica SA	1,068	15,483
Telekom Austria AG	2,079	15,389
Telenet Group Holding NV	306	14,475
Telenor ASA	737	16,222
TeliaSonera AB	2,082	15,015
Telstra Corp., Ltd.	3,249	15,589
Vivendi SA	660	14,146
Ziggo NV	438	13,969

Total Diversified Telecommunication Services		374,338

Electric Utilities 2.5%
Acciona SA	222	17,846
Cheung Kong Infrastructure Holdings Ltd.	2,322	14,731
Chubu Electric Power Co., Inc.	900	11,391
Chugoku Electric Power Co., Inc.(The)	900	11,854
CLP Holdings Ltd.	1,500	12,755
EDF SA	774	14,861
EDP - Energias de Portugal SA	5,595	18,037
Enel SpA	3,672	16,010
Fortum OYJ	780	14,622
Hokkaido Electric Power Co., Inc.	1,500	14,398
Hokuriku Electric Power Co.	1,200	13,254
Iberdrola SA	2,820	15,204
Kansai Electric Power Co., Inc.(The)	1,500	14,300
Kyushu Electric Power Co., Inc.	1,500	14,448
Power Assets Holdings Ltd.	1,500	12,997
Red Electrica Corp. SA	300	16,700
Shikoku Electric Power Co., Inc.	900	11,045
SSE PLC	615	13,836
Terna Rete Elettrica Nazionale SpA	3,692	15,556
Tohoku Electric Power Co., Inc.*	1,500	12,229
Tokyo Electric Power Co., Inc.(The)*	9,000	21,006

Total Electric Utilities		307,080

Electrical Equipment 1.5%
ABB Ltd.*	752	16,122
Alstom SA	378	16,773
Fuji Electric Co., Ltd.	6,000	14,070
Furukawa Electric Co., Ltd.*	6,000	12,163
GS Yuasa Corp.	3,000	10,717
Legrand SA	348	15,789
Mitsubishi Electric Corp.	3,000	24,885
Nidec Corp.	300	17,225
Prysmian SpA	741	15,852
Schneider Electric SA	204	15,535
Sumitomo Electric Industries Ltd.	1,200	13,531
Ushio, Inc.	1,200	12,991

Total Electrical Equipment		185,653

Electronic Equipment, Instruments & Components 1.8%
Citizen Holdings Co., Ltd.	3,000	17,258
FUJIFILM Holdings Corp.	900	17,969
Hamamatsu Photonics KK	300	11,489
Hexagon AB - Class B	564	15,139
Hitachi High-Technologies Corp.	600	11,959
Hitachi Ltd.	3,000	17,817
Hoya Corp.	600	11,604
Ibiden Co., Ltd.	1,200	17,134
Kyocera Corp.	300	27,186
Murata Manufacturing Co., Ltd.	300	18,508
Omron Corp.	600	14,293
Shimadzu Corp.	3,000	20,118

3

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
TDK Corp.	300	$11,128
Yokogawa Electric Corp.	1,200	13,399

Total Electronic Equipment, Instruments & Components		225,001

Energy Equipment & Services 1.4%
Aker Solutions ASA	747	16,306
AMEC PLC	843	14,448
Cie Generale de Geophysique - Veritas*	459	13,330
Fugro NV	237	14,359
Petrofac Ltd.	559	14,517
Saipem SpA	318	9,022
Seadrill Ltd.	363	14,342
Subsea 7 SA	609	14,706
Technip SA	127	13,767
Tenaris SA	702	14,713
Transocean Ltd.	306	17,359
WorleyParsons Ltd.	546	14,369

Total Energy Equipment & Services		171,238

Food & Staples Retailing 2.6%
Aeon Co., Ltd.	1,200	13,649
Carrefour SA	595	16,945
Casino Guichard Perrachon SA	156	15,278
Colruyt SA	300	14,540
Delhaize Group SA	384	18,199
Distribuidora Internacional de Alimentacion SA	2,229	16,472
FamilyMart Co., Ltd.	300	12,097
J Sainsbury PLC	2,580	13,527
Jeronimo Martins SGPS SA	772	16,405
Kesko OYJ	468	15,348
Koninklijke Ahold NV	1,104	16,214
Lawson, Inc.	300	21,795
Metcash Ltd.	3,816	15,165
Metro AG	498	15,368
Olam International Ltd.(a)	12,000	15,657
Seven & I Holdings Co., Ltd.	600	18,291
Tesco PLC	2,691	15,201
Wesfarmers Ltd.	375	14,707
WM Morrison Supermarkets PLC	3,297	13,120
Woolworths Ltd.	456	14,859

Total Food & Staples Retailing		312,837

Food Products 1.9%
Aryzta AG*	282	15,842
Associated British Foods PLC	616	17,081
Danone SA	222	15,380
Golden Agri-Resources Ltd.	27,000	13,851
Kerry Group PLC - Class A	279	14,641
MEIJI Holdings Co., Ltd.	300	13,314
Nestle SA	213	14,949
Nisshin Seifun Group, Inc.	1,500	18,294
Nissin Foods Holdings Co., Ltd.	300	11,423
Suedzucker AG	360	15,403
Tate & Lyle PLC	1,134	14,608
Unilever NV	372	15,048
Unilever PLC	374	15,221
Wilmar International Ltd.	6,000	18,517
Yakult Honsha Co., Ltd.	300	12,673

Total Food Products		226,245

Gas Utilities 1.0%
APA Group	2,600	15,648
Enagas SA	713	16,869
Gas Natural SDG SA	897	17,905

	Shares	Value
Hong Kong & China Gas Co., Ltd.	5,097	$14,459
Osaka Gas Co., Ltd.	3,000	11,275
Snam SpA	3,144	15,893
Toho Gas Co., Ltd.	3,000	16,075
Tokyo Gas Co., Ltd.	3,000	14,168

Total Gas Utilities		122,292

Health Care Equipment & Supplies 1.4%
Cie Generale d’Optique Essilor International SA	144	14,677
Cochlear Ltd.	183	15,410
Coloplast A/S - Class B	300	15,828
Elekta AB	1,016	15,105
Getinge AB - Class B	441	13,598
Olympus Corp.*	900	19,990
Smith & Nephew PLC	1,332	15,342
Sonova Holding AG*	129	14,919
Sysmex Corp.	300	14,349
Terumo Corp.	300	13,149
William Demant Holding A/S*	171	14,992

Total Health Care Equipment & Supplies		167,359

Health Care Providers & Services 0.9%
Celesio AG	825	14,984
Fresenius Medical Care AG & Co. KGaA	207	14,591
Fresenius SE & Co. KGaA	123	14,968
Miraca Holdings, Inc.	300	12,541
Ramsay Health Care Ltd.	510	15,714
Sonic Healthcare Ltd.	1,008	14,373
Suzuken Co., Ltd.	600	18,422

Total Health Care Providers & Services		105,593

Health Care Technology 0.1%
M3, Inc.	9	14,704

Total Health Care Technology		14,704

Hotels, Restaurants & Leisure 2.3%
Accor SA	423	16,508
Carnival PLC	363	14,739
Compass Group PLC	1,206	14,608
Crown Ltd.	1,308	15,812
Echo Entertainment Group Ltd.	3,741	14,047
Flight Centre Ltd.	495	15,675
Galaxy Entertainment Group Ltd.*	3,648	16,440
Genting Singapore PLC	15,000	18,783
Intercontinental Hotels Group PLC	522	15,360
MGM China Holdings Ltd.	7,590	17,968
Sands China Ltd.	3,237	16,320
SJM Holdings Ltd.	6,000	16,363
Sodexo	174	15,489
TABCORP Holdings Ltd.	4,800	15,270
Tatts Group Ltd.	4,692	15,954
TUI Travel PLC	3,249	14,980
Whitbread PLC	379	15,443
Wynn Macau Ltd.*	4,824	13,529

Total Hotels, Restaurants & Leisure		283,288

Household Durables 1.3%
Casio Computer Co., Ltd.	1,800	15,542
Electrolux AB - Series B	553	14,601
Husqvarna AB	2,343	15,145
Panasonic Corp.	3,000	19,658
Rinnai Corp.	300	21,236
Sekisui Chemical Co., Ltd.	3,000	28,961
Sharp Corp.(a)	6,000	20,447

4

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Sony Corp.	1,500	$22,387

Total Household Durables		157,977

Household Products 0.5%
Henkel AG & Co. KGaA	173	15,271
Reckitt Benckiser Group PLC	222	14,790
Svenska Cellulosa AB - Class B	725	17,569
Unicharm Corp.	300	15,943

Total Household Products		63,573

Independent Power Producers & Energy Traders 0.3%
Electric Power Development Co., Ltd.	600	13,787
Enel Green Power SpA	8,142	16,788

Total Independent Power Producers & Energy Traders		30,575

Industrial Conglomerates 1.0%
Fraser and Neave Ltd.	3,000	23,146
Keppel Corp., Ltd.	3,000	27,872
Koninklijke Philips Electronics NV	565	17,647
Orkla ASA	1,739	15,311
SembCorp Industries Ltd.	3,000	13,282
Siemens AG	136	14,923
Smiths Group PLC	798	15,524

Total Industrial Conglomerates		127,705

Insurance 4.6%
Admiral Group PLC	780	15,124
Aegon NV	2,612	17,472
Ageas	519	17,123
AIA Group Ltd.	3,600	14,320
Allianz SE	114	16,302
AMP Ltd.	2,907	16,131
Assicurazioni Generali SpA	834	15,974
Aviva PLC	2,527	14,692
AXA SA	908	16,812
Baloise Holding AG	176	15,928
Dai-ichi Life Insurance Co., Ltd.(The)	12	17,239
Delta Lloyd NV	963	18,941
Gjensidige Forsikring ASA	1,015	15,926
Hannover Rueckversicherung AG	189	15,254
Insurance Australia Group Ltd.	3,021	15,818
Legal & General Group PLC	6,348	15,338
Mapfre SA	5,271	16,249
MS&AD Insurance Group Holdings	900	18,925
Muenchener Rueckversicherungs AG	81	14,882
NKSJ Holdings, Inc.	600	12,630
Old Mutual PLC	5,133	15,251
Prudential PLC	1,039	15,781
QBE Insurance Group Ltd.	1,227	15,255
Resolution Ltd.	3,742	15,573
RSA Insurance Group PLC	7,497	15,654
Sampo OYJ	453	16,264
SCOR SE	533	15,338
Sony Financial Holdings, Inc.	900	15,227
Standard Life PLC	2,763	15,139
Suncorp Group Ltd.	1,392	15,390
Swiss Life Holding AG*	105	15,776
Swiss Re AG*	207	15,403
T&D Holdings, Inc.	1,200	14,846
Tokio Marine Holdings, Inc.	600	17,771
Zurich Insurance Group AG*	54	15,527

Total Insurance		555,275

	Shares	Value
Internet & Catalog Retail 0.1%
Rakuten, Inc.*	1,779	$16,277

Total Internet & Catalog Retail		16,277

Internet Software & Services 0.4%
Dena Co., Ltd.	300	9,507
Gree, Inc.	900	13,412
United Internet AG	648	15,063
Yahoo Japan Corp.	42	16,545

Total Internet Software & Services		54,527

IT Services 0.9%
Amadeus IT Holding SA - Series A	597	14,972
AtoS	198	14,481
Cap Gemini SA	352	16,964
Computershare Ltd.	1,536	16,774
Itochu Techno-Solutions Corp.	300	13,051
Nomura Research Institute Ltd.	600	13,774
NTT Data Corp.	6	18,363

Total IT Services		108,379

Leisure Equipment & Products 0.8%
Namco Bandai Holdings, Inc.	900	12,850
Nikon Corp.	600	17,166
Sankyo Co., Ltd.	300	11,966
Sega Sammy Holdings, Inc.	900	15,937
Shimano, Inc.	300	20,513
Yamaha Corp.	1,500	15,911

Total Leisure Equipment & Products		94,343

Life Sciences Tools & Services 0.3%
Lonza Group AG*	294	17,308
QIAGEN NV*	741	15,560

Total Life Sciences Tools & Services		32,868

Machinery 4.8%
Alfa Laval AB	763	16,284
Amada Co., Ltd.	3,000	18,803
Andritz AG	219	14,416
Atlas Copco AB - Class A	546	15,557
Fiat Industrial SpA	1,314	16,918
GEA Group AG	429	15,548
Hino Motors Ltd.	3,000	31,558
Hitachi Construction Machinery Co., Ltd.	900	20,700
IHI Corp.	6,000	15,582
IMI PLC	846	15,693
Invensys PLC	2,862	15,609
Japan Steel Works Ltd.(The)	3,000	17,357
JTEKT Corp.	1,800	19,251
Kawasaki Heavy Industries Ltd.	6,000	18,606
Komatsu Ltd.	600	16,009
Kone OYJ - Class B	189	15,585
Kurita Water Industries Ltd.	600	11,808
Makita Corp.	300	14,645
MAN SE	132	15,911
Metso OYJ	367	16,425
Mitsubishi Heavy Industries Ltd.	3,000	16,075
Nabtesco Corp.	600	12,505
NSK Ltd.	3,000	21,269
Sandvik AB	974	15,628
Scania AB - Class B	672	13,782
Schindler Holding AG	104	15,420
SembCorp Marine Ltd.	3,000	11,464
SKF AB	595	14,756
Sulzer AG	98	15,413
Sumitomo Heavy Industries Ltd.	3,000	13,281

5

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
THK Co., Ltd.	900	$15,661
Vallourec SA	281	15,274
Volvo AB - Class B	981	14,507
Wartsila OYJ	333	15,843
Weir Group PLC (The)	494	15,539
Yangzijiang Shipbuilding Holdings Ltd.	18,000	14,251

Total Machinery		582,933

Marine 0.7%
AP Moller - Maersk A/S - Class B	3	23,949
Kuehne + Nagel International AG	117	13,737
Mitsui OSK Lines Ltd.	6,000	19,790
Nippon Yusen KK	6,000	14,398
Orient Overseas International Ltd.	2,259	15,831

Total Marine		87,705

Media 2.0%
Axel Springer AG	321	15,006
British Sky Broadcasting Group PLC	1,128	14,620
Dentsu, Inc.	600	16,798
Eutelsat Communications SA	459	15,769
ITV PLC	8,865	16,135
Kabel Deutschland Holding AG	198	16,051
Lagardere SCA	471	17,026
Pearson PLC	744	14,084
ProSiebenSat. 1 Media AG	477	16,310
Publicis Groupe SA	256	16,768
Reed Elsevier NV	988	15,349
Reed Elsevier PLC	1,376	14,988
SES SA	501	15,332
Singapore Press Holdings Ltd.	3,000	9,937
Wolters Kluwer NV	729	14,774
WPP PLC	1,023	16,081

Total Media		245,028

Metals & Mining 4.2%
Alumina Ltd.	14,559	16,780
Anglo American PLC	498	14,895
Antofagasta PLC	678	12,276
ArcelorMittal	927	15,874
BHP Billiton Ltd.	393	15,364
BHP Billiton PLC	441	15,081
Boliden AB	783	14,471
Daido Steel Co., Ltd.	3,000	13,445
Eurasian Natural Resources Corp. PLC	3,165	16,549
Evraz PLC	3,660	16,741
Fortescue Metals Group Ltd.	3,482	16,997
Fresnillo PLC	438	11,514
Glencore International PLC	2,553	15,925
Iluka Resources Ltd.	1,632	16,546
JFE Holdings, Inc.	900	19,221
Kazakhmys PLC	1,233	14,270
Kobe Steel Ltd.*	15,000	18,573
Mitsubishi Materials Corp.	6,000	19,264
Newcrest Mining Ltd.	522	12,741
Nippon Steel & Sumitomo Metal	6,000	16,634
Norsk Hydro ASA	3,029	14,480
OZ Minerals Ltd.	1,860	13,464
Randgold Resources Ltd.	133	12,589
Rio Tinto Ltd.	234	16,197
Rio Tinto PLC	302	17,045
Salzgitter AG	306	14,255
Sims Metal Management Ltd.	1,521	14,913
ThyssenKrupp AG	684	16,610
Umicore SA	275	14,315
Vedanta Resources PLC	807	15,405

	Shares	Value
Voestalpine AG	448	$16,401
Xstrata PLC	899	16,840
Yamato Kogyo Co., Ltd.	600	17,206

Total Metals & Mining		512,881

Multi-Utilities 1.0%
AGL Energy Ltd.	939	15,083
Centrica PLC	2,682	14,891
E.ON AG	774	13,453
GDF Suez	621	12,737
National Grid PLC	1,239	13,584
RWE AG	339	12,749
Suez Environnement Co.	1,290	17,074
Veolia Environnement SA	1,281	16,512

Total Multi-Utilities		116,083

Multiline Retail 1.2%
Don Quijote Co., Ltd.	300	11,966
Harvey Norman Holdings Ltd.	7,443	15,216
Isetan Mitsukoshi Holdings Ltd.	1,500	14,842
J Front Retailing Co., Ltd.	3,000	16,502
Marks & Spencer Group PLC	2,253	13,563
Marui Group Co., Ltd.	2,100	17,097
Next PLC	240	15,441
PPR	75	16,126
Takashimaya Co., Ltd.	3,000	22,124

Total Multiline Retail		142,877

Office Electronics 0.3%
Brother Industries Ltd.	1,500	15,960
Canon, Inc.	300	11,062
Konica Minolta Holdings, Inc.	1,500	11,949

Total Office Electronics		38,971

Oil, Gas & Consumable Fuels 2.6%
BG Group PLC	810	14,383
BP PLC	2,028	15,007
Caltex Australia Ltd.	726	14,706
Cosmo Oil Co., Ltd.	6,000	13,544
ENI SpA	591	14,833
Galp Energia SGPS SA - Class B	927	15,056
Inpex Corp.	3	17,423
Japan Petroleum Exploration Co.	300	11,078
JX Holdings, Inc.	2,700	15,976
Lundin Petroleum AB*	597	15,321
Neste Oil OYJ	1,169	18,645
OMV AG	391	16,113
Origin Energy Ltd.	1,236	16,231
Repsol YPF SA	645	14,398
Royal Dutch Shell PLC - Class A	420	14,923
Santos Ltd.	1,224	15,269
Showa Shell Sekiyu KK	2,400	13,938
Statoil ASA	570	15,150
Total SA	282	15,285
Tullow Oil PLC	636	11,475
Woodside Petroleum Ltd.	399	14,762

Total Oil, Gas & Consumable Fuels		313,516

Paper & Forest Products 0.5%
Nippon Paper Group, Inc.	1,200	17,081
Oji Holdings	3,000	9,730
Stora Enso OYJ - Series R	2,157	15,386
UPM-Kymmene OYJ	1,257	15,348

Total Paper & Forest Products		57,545

6

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Personal Products 0.5%
Beiersdorf AG	187	$16,410
Kao Corp.	600	17,252
L’Oreal SA	107	15,890
Shiseido Co., Ltd.	900	12,495

Total Personal Products		62,047

Pharmaceuticals 3.2%
Astellas Pharma, Inc.	300	15,302
AstraZeneca PLC	297	14,376
Bayer AG	153	15,094
Chugai Pharmaceutical Co., Ltd.	600	12,367
Daiichi Sankyo Co., Ltd.	900	15,266
Dainippon Sumitomo Pharma Co., Ltd.	1,200	16,936
Eisai Co., Ltd.	300	13,149
GlaxoSmithKline PLC	651	14,919
Hisamitsu Pharmaceutical Co., Inc.	300	16,091
Merck KGaA	105	14,602
Mitsubishi Tanabe Pharma Corp.	900	12,101
Novartis AG	228	15,526
Novo Nordisk A/S	87	16,002
Ono Pharmaceutical Co., Ltd.	300	15,828
Orion OYJ - Class B	543	15,169
Otsuka Holdings Co., Ltd.	600	19,382
Roche Holding AG	74	16,369
Sanofi	157	15,314
Santen Pharmaceutical Co., Ltd.	300	12,377
Shionogi & Co., Ltd.	900	16,114
Shire PLC	483	16,181
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,743
Takeda Pharmaceutical Co., Ltd.	300	15,450
Teva Pharmaceutical Industries Ltd. ADR	345	13,107
Tsumura & Co.	300	9,895
UCB SA	246	14,197

Total Pharmaceuticals		391,857

Professional Services 1.0%
Adecco SA*	300	17,232
ALS Ltd.	1,448	16,991
Bureau Veritas SA	126	15,087
Capita PLC	1,146	14,299
Experian PLC	838	14,362
Intertek Group PLC	294	14,492
Randstad Holding NV	426	17,660
SGS SA	6	14,287

Total Professional Services		124,410

Real Estate Investment Trusts (REITs) 2.9%
Ascendas Real Estate Investment Trust	6,000	12,264
British Land Co. PLC	1,617	14,408
CapitaCommercial Trust	12,000	16,142
Capital Shopping Centres Group PLC	2,538	14,333
CapitaMall Trust	9,000	15,414
CFS Retail Property Trust	6,870	14,331
Corio NV	318	15,438
Dexus Property Group	13,668	14,898
Federation Centres	6,201	15,070
Fonciere Des Regions	179	15,115
Gecina SA	123	13,941
Goodman Group	3,051	14,321
GPT Group	3,828	15,133
Hammerson PLC	1,869	14,392
Japan Retail Fund Investment Corp.	9	17,081
Klepierre	386	15,221
Land Securities Group PLC	1,095	13,941
Link REIT (The)	2,580	13,406

	Shares	Value
Mirvac Group	9,328	$15,470
Segro PLC	3,765	14,816
Shopping Centres Australasia Property
Group*	85	145
Stockland	3,906	14,056
Unibail-Rodamco SE	60	14,175
Westfield Group	1,284	14,973
Westfield Retail Trust	4,494	15,047

Total Real Estate Investment Trusts (REITs)		353,531

Real Estate Management & Development 2.2%
Aeon Mall Co., Ltd.	600	14,497
CapitaLand Ltd.	6,000	19,389
Global Logistic Properties Ltd.	6,000	13,379
Hang Lung Properties Ltd.	3,000	11,315
Henderson Land Development Co., Ltd.	1,962	14,116
IMMOFINANZ AG*	3,540	15,511
Keppel Land Ltd.	6,000	20,650
Kerry Properties Ltd.	2,742	14,814
Lend Lease Group	1,596	17,246
New World Development Co., Ltd.	8,856	16,283
Nomura Real Estate Holdings, Inc.	900	16,440
Sino Land Co., Ltd.	6,000	11,218
Swire Pacific Ltd. - Class A	1,140	14,633
Swire Properties Ltd.	4,000	14,648
Swiss Prime Site AG*	180	15,213
Tokyu Land Corp.	3,000	21,433
Wharf Holdings Ltd.	1,848	16,322

Total Real Estate Management & Development		267,107

Road & Rail 1.8%
Asciano Ltd.	3,114	15,688
Aurizon Holdings Ltd.	3,741	15,491
Central Japan Railway Co.	300	26,299
DSV A/S	597	15,314
East Japan Railway Co.	300	20,316
Hankyu Hanshin Holdings, Inc.	3,000	16,404
Keio Corp.	3,000	22,321
Kintetsu Corp.	3,000	12,360
MTR Corp.	3,500	14,441
Nippon Express Co., Ltd.	3,000	12,426
Tobu Railway Co., Ltd.	3,000	16,141
Tokyu Corp.	3,000	16,338
West Japan Railway Co.	300	11,867

Total Road & Rail		215,406

Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	1,200	16,318
ARM Holdings PLC	1,122	15,352
ASM Pacific Technology Ltd.	1,200	15,163
ASML Holding NV	222	16,664
Infineon Technologies AG	1,860	16,777
Mellanox Technologies Ltd.*	180	9,155
Rohm Co., Ltd.	600	19,987
STMicroelectronics NV	2,262	19,467
Sumco Corp.*	2,100	21,838
Tokyo Electron Ltd.	300	12,886

Total Semiconductors & Semiconductor Equipment		163,607

Software 1.0%
Dassault Systemes SA	130	14,449
Konami Corp.	600	12,722
Nexon Co., Ltd.*	1,186	12,489
NICE Systems Ltd. ADR*	420	15,494
Oracle Corp. Japan	300	12,524
Sage Group PLC (The)	2,795	14,300

7

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
SAP AG	180	$14,743
Square Enix Holdings Co., Ltd.	900	11,193
Trend Micro, Inc.*	600	17,561

Total Software		125,475

Specialty Retail 0.9%
ABC-Mart, Inc.	300	11,440
Hennes & Mauritz AB	438	16,121
Inditex SA	102	14,289
Kingfisher PLC	3,165	13,533
Nitori Holdings Co., Ltd.	150	11,489
Sanrio Co., Ltd.	300	12,015
USS Co., Ltd.	120	13,491
Yamada Denki Co., Ltd.	390	15,043

Total Specialty Retail		107,421

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	161	14,959
Asics Corp.	900	12,830
Burberry Group PLC	663	14,264
Christian Dior SA	90	15,723
Cie Financiere Richemont SA - Class A	186	15,291
Hugo Boss AG	132	15,533
Luxottica Group SpA	342	15,733
LVMH Moet Hennessy Louis Vuitton SA	81	15,266
Swatch Group AG (The)	30	16,455

Total Textiles, Apparel & Luxury Goods		136,054

Tobacco 0.5%
British American Tobacco PLC	267	13,898
Imperial Tobacco Group PLC	348	12,938
Japan Tobacco, Inc.	596	18,593
Swedish Match AB	396	14,849

Total Tobacco		60,278

Trading Companies & Distributors 1.5%
Brenntag AG	108	15,386
Bunzl PLC	843	15,143
ITOCHU Corp.	1,500	16,995
Marubeni Corp.	3,000	22,058
Mitsubishi Corp.	600	12,676
Mitsui & Co., Ltd.	900	13,619
Noble Group Ltd.	15,000	14,784
Rexel SA	738	15,693
Sojitz Corp.	11,100	16,663
Sumitomo Corp.	1,200	15,542
Toyota Tsusho Corp.	600	14,287
Wolseley PLC	292	13,634

Total Trading Companies & Distributors		186,480

Transportation Infrastructure 1.1%
Abertis Infraestructuras SA	970	16,617
Aeroports de Paris	186	15,340
Atlantia SpA	825	15,264
Fraport AG Frankfurt Airport Services Worldwide	252	15,273
Groupe Eurotunnel SA	1,905	16,200
Hutchison Port Holdings Trust	18,000	14,760
Koninklijke Vopak NV	186	12,697
Sydney Airport	3,850	12,730
Transurban Group	2,160	13,743

Total Transportation Infrastructure		132,624

Water Utilities 0.2%
Severn Trent PLC	543	13,964

	Shares	Value
United Utilities Group PLC	1,269	$14,727

Total Water Utilities		28,691

Wireless Telecommunication Services 0.7%
KDDI Corp.	300	22,354
Millicom International Cellular SA	165	15,195
NTT DoCoMo, Inc.	9	13,698
Softbank Corp.	300	10,717
Tele2 AB - Class B	807	14,471
Vodafone Group PLC	5,496	14,996

Total Wireless Telecommunication Services		91,431

Total Common Stocks (Cost $11,865,353)		12,135,756

PREFERRED STOCKS 0.0%(b)

Containers & Packaging 0.0%(b)
Rexam PLC	1,980	1,413

Total Containers & Packaging		1,413

Total PREFERRED STOCKS (Cost $1,408)		1,413

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	21,467	21,467

Total Short Term Investments (Cost $21,467)		21,467

	Face Amount
SECURITIES LENDING COLLATERAL 0.1%(c)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	$5,101	5,101
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	5,101	5,101
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(d)	7,263	7,263

Total Securities Lending Collateral (Cost $17,465)		17,465

Total Investments 100.0%(e) (Cost $11,905,693)		12,176,101

Other Assets and Liabilities, net – 0.0%		2,397

Net Assets – 100.0%		$12,178,498

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Amount represents less than 0.05% of net assets.
(c)	Securities lending collateral (Note H).
(d)	Values determined based on Level 2 inputs (Note G).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

ADR - American Depositary Receipt

PLC - Public Limited Company

8

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

INVESTMENT CONCENTRATION

At January 31, 2013, the investment diversification of the Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
Japan	31.33%
Britain	11.86%
Australia	8.33%
France	7.94%
Germany	6.04%
Sweden	3.72%
Switzerland	3.50%
Italy	2.99%
Hong Kong	2.86%
Spain	2.82%
Netherlands	2.77%
Singapore	2.26%
Finland	1.84%
Belgium	1.41%
Norway	1.02%
Swaziland	1.00%
Denmark	0.84%
Israel	0.83%
Austria	0.78%
Portugal	0.71%
Ireland	0.64%
Luxembourg	0.62%
Bermuda	0.61%
Jersey	0.47%
Slovenia	0.47%
Niger Republic	0.46%
Cayman Islands	0.37%
United States	0.32%
New Zealand	0.26%
Georgia	0.24%
Isle Of Man	0.15%
Guernsey	0.13%
Samoa	0.12%
Mauritius	0.11%
Greece	0.10%
Iceland	0.08%

Total Investments	100.00%

9

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 82.6%

Aerospace & Defense 0.2%
Embraer SA ADR	548	$18,068
Korea Aerospace Industries Ltd.	720	16,695

Total Aerospace & Defense		34,763

Air Freight & Logistics 0.1%
Hyundai Glovis Co., Ltd.	84	15,659

Total Air Freight & Logistics		15,659

Airlines 1.8%
Air China Ltd. - Class H	32,284	27,640
AirAsia BHD	41,200	36,864
China Airlines Ltd.*	52,400	22,982
China Southern Airlines Co., Ltd. - Class H	47,676	28,647
Eva Airways Corp.*	39,000	24,964
Gol Linhas Aereas Inteligentes SA ADR*	5,168	37,623
Korean Air Lines Co., Ltd.*	444	18,532
Latam Airlines Group SA ADR	1,088	26,645
Turk Hava Yollari*	8,296	30,843

Total Airlines		254,740

Auto Components 0.8%
Cheng Shin Rubber Industry Co. Ltd.	8,260	21,541
Hankook Tire Co., Ltd.*	435	17,857
Hyundai Mobis	68	17,797
Hyundai Wia Corp.	108	14,579
Mando Corp.	153	17,001
Nan Kang Rubber Tire Co., Ltd.	17,568	20,587

Total Auto Components		109,362

Automobiles 1.9%
Astra International Tbk PT	31,500	23,771
Brilliance China Automotive Holdings Ltd.*	17,712	23,797
Byd Co., Ltd. - Class H*	8,532	28,548
China Motor Corp.	24,000	21,865
Dongfeng Motor Group Co., Ltd. - Class H	16,000	26,118
Geely Automobile Holdings Ltd.	46,328	24,193
Great Wall Motor Co., Ltd. - Class H	6,468	26,312
Guangzhou Automobile Group Co., Ltd. - Class H	26,408	22,099
Hyundai Motor Co.	84	15,814
Kia Motors Corp.	327	15,525
Tofas Turk Otomobil Fabrikasi AS	3,980	23,983
Yulon Motor Co., Ltd.	12,000	22,272

Total Automobiles		274,297

Beverages 0.6%
Coca-Cola Femsa SAB de CV ADR	191	30,193
Fomento Economico Mexicano SAB de CV ADR	260	28,052
Grupo Modelo SAB de CV - Series C	2,808	23,907

Total Beverages		82,152

Building Products 0.1%
KCC Corp.	68	18,172

Total Building Products		18,172

Capital Markets 1.5%
China Everbright Ltd.	16,000	30,162
CITIC Securities Co., Ltd.	11,232	29,979

	Shares	Value
Daewoo Securities Co., Ltd.	1,840	$20,193
Haitong Securities Co., Ltd. - Class H*	16,000	27,315
Hyundai Securities Co., Ltd.	2,440	19,875
Investec Ltd.	3,703	26,774
Samsung Securities Co., Ltd.	398	20,614
Woori Investment & Securities Co., Ltd.	1,840	20,868
Yuanta Financial Holding Co., Ltd.	41,068	22,254

Total Capital Markets		218,034

Chemicals 4.0%
Alpek SA de CV	9,700	24,106
Braskem SA ADR	1,574	23,925
Cheil Industries, Inc.	204	16,355
China Petrochemical Development Corp.	35,312	21,706
Formosa Chemicals & Fibre Corp.	8,000	21,730
Formosa Plastics Corp.	8,000	21,730
Hanwha Chemical Corp.	1,180	20,860
Hanwha Corp.	640	19,660
Huabao International Holdings Ltd.	50,000	27,206
Hyosung Corp.	288	16,874
Indorama Ventures PCL	24,710	21,752
Kumho Petro chemical Co., Ltd.	172	18,796
LCY Chemical Corp.	17,000	22,541
LG Chem Ltd.	64	17,896
Lotte Chemical Corp.	92	21,333
Mexichem SAB de CV	5,136	29,068
Nan Ya Plastics Corp.	12,000	24,385
OCI Co., Ltd.	130	19,997
Oriental Union Chemical Corp.	16,000	18,912
Petronas Chemicals Group BHD	19,600	37,534
PTT Global Chemical PCL	8,811	23,638
Sociedad Quimica y Minera de Chile SA ADR	432	24,555
Taiwan Fertilizer Co., Ltd.	8,000	19,833
TSRC Corp.	9,900	20,084
Uralkali OJSC GDR	648	24,715
Yingde Gases	21,272	23,862

Total Chemicals		583,053

Commercial Banks 11.1%
ABSA Group Ltd.	1,322	25,380
Agricultural Bank of China Ltd. - Class H	48,664	26,480
Akbank TAS	5,116	25,884
Asya Katilim Bankasi AS*	21,280	26,977
Banco de Chile	162,467	27,060
Banco Santander Brasil SA ADR	1,620	12,020
Banco Santander Chile ADR	908	27,422
BanColombia SA ADR	1,144	79,519
Bangkok Bank PCL	3,541	26,124
Bank Central Asia Tbk PT	25,684	25,447
Bank Mandiri (Persero) Tbk PT	28,000	26,016
Bank Negara Indonesia Persero Tbk PT	64,500	25,992
Bank of Ayudhya PCL	18,429	21,630
Bank of China Ltd. - Class H	50,620	24,933
Bank of Communications Co., Ltd. - Class H	29,444	24,981
Bank Pekao SA	772	37,945
Bank Rakyat Indonesia Persero Tbk PT	31,500	25,711
BDO Unibank, Inc.*	34,365	64,954
BS Financial Group, Inc.	1,600	21,158
Chang Hwa Commercial Bank	39,088	21,578
China Citic Bank Corp., Ltd. - Class H	41,520	28,321
China Construction Bank Corp. - Class H	27,752	23,939
China Development Financial Holding Corp.*	94,000	25,978

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
China Merchants Bank Co., Ltd. - Class H	11,204	$26,842
China Minsheng Banking Corp., Ltd. - Class H	21,896	31,451
Chinatrust Financial Holding Co., Ltd.	39,168	22,419
Chongqing Rural Commercial Bank Co., Ltd. - Class H	46,592	27,695
CIMB Group Holdings BHD	15,600	36,201
Commercial International Bank Egypt SAE GDR	9,076	46,741
Credicorp Ltd.	185	28,995
E.Sun Financial Holding Co., Ltd.	40,200	23,009
First Financial Holding Co., Ltd.	34,632	21,112
Grupo Financiero Banorte SAB de CV - Class O	4,328	29,859
Hana Financial Group, Inc.	600	21,489
Hua Nan Financial Holdings Co., Ltd.	40,100	23,156
Industrial & Commercial Bank of China - Class H	31,600	23,795
Industrial Bank of Korea	1,720	19,428
Kasikornbank PCL	3,228	21,650
KB Financial Group, Inc. ADR*	564	19,920
Komercni Banka AS	118	23,793
Korea Exchange Bank*	2,960	20,605
Krung Thai Bank PCL	30,397	23,547
Malayan Banking BHD	12,800	36,583
Mega Financial Holding Co., Ltd.	26,956	22,048
Nedbank Group Ltd.	1,031	22,478
OTP Bank PLC	1,508	32,396
Powszechna Kasa Oszczednosci Bank Polski SA	3,460	38,695
Shinhan Financial Group Co., Ltd. ADR*	576	21,594
Siam Commercial Bank PCL	3,622	21,742
Standard Bank Group Ltd.	1,696	22,150
Taishin Financial Holding Co., Ltd.	59,193	23,456
Turkiye Garanti Bankasi AS	5,277	26,459
Turkiye Halk Bankasi AS	2,542	25,144
Turkiye Is Bankasi	7,461	27,569
Turkiye Vakiflar Bankasi Tao	9,908	28,951
VTB Bank OJSC GDR	7,264	26,550
Woori Finance Holdings Co., Ltd.	1,960	23,039
Yapi ve Kredi Bankasi AS*	9,672	28,371

Total Commercial Banks		1,594,381

Communications Equipment 0.2%
ZTE Corp. - Class H	14,040	27,155

Total Communications Equipment		27,155

Computers & Peripherals 1.6%
Acer, Inc.*	24,000	21,174
Asustek Computer, Inc.	1,928	22,071
Catcher Technology Co., Ltd.	4,000	17,882
Compal Electronics, Inc.	28,000	20,341
Foxconn Technology Co., Ltd.	5,300	15,491
Lenovo Group Ltd.	24,000	24,973
Lite-On Technology Corp.	15,868	22,840
Pegatron Corp.*	16,000	21,188
Quanta Computer, Inc.	8,000	18,668
Simplo Technology Co., Ltd.	4,400	20,490
Wistron Corp.	19,800	22,934

Total Computers & Peripherals		228,052

Construction & Engineering 2.4%
Aveng Ltd.	6,904	24,152
China Communications Construction Co., Ltd. - Class H	24,012	24,367

	Shares	Value
China Railway Construction Corp., Ltd. - Class H	19,664	$21,247
China Railway Group Ltd. - Class H	38,408	21,889
CTCI Corp.	11,805	22,589
Daelim Industrial Co., Ltd.	248	21,112
Daewoo Engineering & Construction Co., Ltd.*	2,080	17,287
Doosan Heavy Industries and Construction Co., Ltd.	485	20,733
GS Engineering & Construction Corp.	358	18,312
Hyundai Development Co.	960	20,586
Hyundai Engineering & Construction Co., Ltd.	288	18,143
IJM Corp. BHD	23,600	38,283
Larsen & Toubro Ltd. GDR	412	12,006
Orascom Construction Industries GDR*	1,352	50,700
Samsung Engineering Co., Ltd.	130	18,564

Total Construction & Engineering		349,970

Construction Materials 1.9%
Anhui Conch Cement Co., Ltd. - Class H	6,560	25,756
Asia Cement Corp.	16,496	20,979
BBMG Corp. - Class H	25,468	23,775
Cemex SAB de CV ADR*	2,754	29,881
China National Building Material Co., Ltd. - Class H	16,768	26,767
China Resources Cement Holdings Ltd.	34,820	22,314
China Shanshui Cement Group Ltd.	31,968	23,495
Indocement Tunggal Prakarsa Tbk PT	10,072	22,491
Semen Gresik Persero Tbk PT	15,776	25,511
Siam Cement PCL	1,600	24,896
Taiwan Cement Corp.	16,296	22,021

Total Construction Materials		267,886

Consumer Finance 0.1%
Samsung Card Co., Ltd.	520	17,096

Total Consumer Finance		17,096

Distributors 0.3%
Dah Chong Hong Holdings Ltd.	20,500	23,684
Imperial Holdings Ltd.	929	20,268

Total Distributors		43,952

Diversified Financial Services 1.4%
African Bank Investments Ltd.	5,753	19,867
AMMB Holdings BHD	18,400	37,665
Chailease Holding Co., Ltd.	10,000	26,756
FirstRand Ltd.	6,780	24,477
Fubon Financial Holding Co., Ltd.	18,788	24,021
Haci Omer Sabanci Holding AS	4,648	26,819
Remgro Ltd.	1,306	23,875
RMB Holdings Ltd.	5,076	24,388

Total Diversified Financial Services		207,868

Diversified Telecommunication Services 1.9%
China Telecom Corp., Ltd. - Class H	40,000	21,765
China Unicom Hong Kong Ltd. ADR	1,372	21,938
Chunghwa Telecom Co., Ltd. ADR	656	20,972
KT Corp. ADR*	1,040	17,618
LG Uplus Corp.	2,640	19,735
Oi SA ADR	4,264	17,525
Telefonica Brasil SA ADR	340	8,561
Telefonica Czech Republic AS	1,348	23,265
Telekom Malaysia BHD	21,200	37,869
Telekomunikacja Polska SA	10,200	39,528
Telekomunikasi Indonesia Tbk PT ADR	620	24,583

2

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Turk Telekomunikasyon AS	6,452	$27,068

Total Diversified Telecommunication Services		280,427

Electric Utilities 1.7%
Centrais Eletricas Brasileiras SA ADR	6,652	23,615
CEZ AS	704	22,757
Cia Energetica de Minas Gerais ADR	868	9,531
Cia Paranaense de Energia ADR	1,560	25,210
CPFL Energia SA ADR	812	16,816
Enersis SA ADR	1,404	27,589
Federal Hydrogenerating Co. JSC ADR	10,264	25,136
Korea Electric Power Corp. ADR*	1,468	22,035
PGE SA	6,688	36,846
Tenaga Nasional BHD	16,800	37,850

Total Electric Utilities		247,385

Electrical Equipment 0.7%
Dongfang Electric Corp., Ltd. - Class H	12,596	24,395
LS Corp.	208	17,478
LS Industrial Systems Co., Ltd.	268	16,588
Shanghai Electric Group Co., Ltd. - Class H	56,000	23,178
Zhuzhou CSR Times Electric Co., Ltd. - Class H	6,920	22,173

Total Electrical Equipment		103,812

Electronic Equipment, Instruments & Components 2.2%
AU Optronics Corp. ADR*	5,104	20,314
Cheng Uei Precision Industry Co., Ltd.	8,924	16,804
Delta Electronics, Inc.	5,680	20,584
E Ink Holdings, Inc.	28,000	20,626
Hon Hai Precision Industry Co., Ltd. GDR	3,280	18,794
Innolux Corp.*	48,820	25,380
LG Display Co., Ltd. ADR*	1,084	14,482
LG Innotek Co., Ltd.*	228	16,018
Neo Holdings Co., Ltd.(e)	152	70
Samsung Electro-Mechanics Co., Ltd.	184	15,495
Samsung SDI Co., Ltd.	128	16,751
Synnex Technology International Corp.	12,000	24,344
Tripod Technology Corp.	10,132	20,417
Unimicron Technology Corp.	20,000	19,982
Wintek Corp.*	46,498	22,283
WPG Holdings Ltd.	16,208	21,793
Zhen Ding Technology Holding Ltd.	7,870	19,324

Total Electronic Equipment, Instruments & Components		313,461

Energy Equipment & Services 0.4%
Bumi Armada BHD	30,400	36,887
China Oilfield Services Ltd. - Class H	11,096	24,036

Total Energy Equipment & Services		60,923

Food & Staples Retailing 2.5%
BIM Birlesik Magazalar AS	550	26,654
Cencosud SA	4,572	28,465
China Resources Enterprise Ltd.	5,828	20,891
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	292	13,940
Controladora Comercial Mexicana SAB de CV	8,192	29,816
CP ALL PCL	13,961	21,887
E-Mart Co., Ltd.	88	19,557
Eurocash SA	2,892	46,977
Magnit OJSC GDR	704	31,300
Massmart Holdings Ltd.	992	20,320

	Shares	Value
President Chain Store Corp.	4,000	$21,608
Shoprite Holdings Ltd.	952	17,957
Siam Makro PCL	1,200	17,948
Sun Art Retail Group Ltd.	13,852	20,147
Wal-Mart de Mexico SAB de CV - Series V	8,415	27,296

Total Food & Staples Retailing		364,763

Food Products 2.2%
Charoen Pokphand Foods PCL	16,835	20,042
China Foods Ltd.	20,000	17,278
China Mengniu Dairy Co., Ltd.	8,000	23,364
CJ CheilJedang Corp.	60	20,442
Indofood Sukses Makmur Tbk PT	39,500	24,535
IOI Corp. BHD	23,600	37,751
Kuala Lumpur Kepong BHD	5,600	39,112
Orion Corp.	16	14,943
Standard Foods Corp.	7,920	22,129
Tiger Brands Ltd.	669	22,055
Tingyi Cayman Islands Holding Corp.	8,000	22,487
Uni-President China Holdings Ltd.	16,400	19,222
Uni-President Enterprises Corp.	11,756	20,624
Want Want China Holdings Ltd.	14,312	19,008

Total Food Products		322,992

Gas Utilities 0.6%
China Gas Holdings Ltd.	30,428	26,444
ENN Energy Holdings Ltd.	4,852	23,242
Korea Gas Corp.	252	15,435
Perusahaan Gas Negara Persero Tbk PT	50,248	24,118

Total Gas Utilities		89,239

Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	20,000	19,290

Total Health Care Equipment & Supplies		19,290

Health Care Providers & Services 0.4%
Bangkok Dusit Medical Services PCL	5,200	23,192
Life Healthcare Group Holdings Ltd.	5,765	20,303
Sinopharm Group Co. - Class H	6,400	19,599

Total Health Care Providers & Services		63,094

Hotels, Restaurants & Leisure 0.7%
Genting BHD	13,200	40,361
Genting Malaysia BHD	33,600	39,688
Kangwon Land, Inc.	640	18,367

Total Hotels, Restaurants & Leisure		98,416

Household Durables 0.6%
Coway Co., Ltd.*	480	20,850
Haier Electronics Group Co., Ltd.*	15,740	26,221
LG Electronics, Inc.	256	16,950
Steinhoff International Holdings Ltd.*	7,333	22,287

Total Household Durables		86,308

Household Products 0.1%
LG Household & Health Care Ltd.	28	15,608

Total Household Products		15,608

Independent Power Producers & Energy Traders 0.7%
China Longyuan Power Group Corp. - Class H	35,000	29,334
China Resources Power Holdings Co., Ltd.	8,000	22,126
Empresa Nacional de Electricidad SA ADR	536	27,663

3

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Huaneng Power International, Inc. - Class H	25,664	$26,473

Total Independent Power Producers & Energy Traders		105,596

Industrial Conglomerates 3.0%
Alfa SAB de CV - Class A	11,756	28,244
Beijing Enterprises Holdings Ltd.	3,232	23,275
Bidvest Group Ltd.	913	21,856
Citic Pacific Ltd.	16,000	25,747
CJ Corp.	188	21,581
DMCI Holdings, Inc.	44,800	60,563
Doosan Corp.	152	17,937
Far Eastern New Century Corp.	18,064	20,923
KOC Holding AS	5,662	29,547
LG Corp.	300	17,660
Samsung Techwin Co., Ltd.	347	18,355
Shanghai Industrial Holdings Ltd.	6,432	22,848
Sime Darby BHD	13,200	39,511
SK Holdings Co., Ltd.	108	17,059
SM Investments Corp.	2,800	65,518

Total Industrial Conglomerates		430,624

Insurance 2.3%
Cathay Financial Holding Co., Ltd.	19,896	22,169
China Life Insurance Co., Ltd.*	25,106	24,828
China Life Insurance Co., Ltd. - Class H	8,000	26,820
China Pacific Insurance Group Co., Ltd. - Class H	6,600	25,786
Dongbu Insurance Co., Ltd.	443	18,999
Hanwha Life Insurance Co., Ltd.	2,640	17,989
Hyundai Marine & Fire Insurance Co., Ltd.	600	18,459
PICC Property & Casualty Co., Ltd. - Class H	16,000	24,344
Ping An Insurance Group Co. of China Ltd. - Class H	2,832	25,397
Powszechny Zaklad Ubezpieczen SA	312	41,059
Samsung Fire & Marine Insurance Co., Ltd.	88	17,819
Samsung Life Insurance Co., Ltd.	212	20,442
Sanlam Ltd.	4,388	22,369
Shin Kong Financial Holding Co., Ltd.*	83,000	23,416

Total Insurance		329,896

Internet Software & Services 0.3%
NHN Corp.	76	16,820
Tencent Holdings Ltd.	644	22,537

Total Internet Software & Services		39,357

IT Services 0.2%
SK C&C Co., Ltd.	200	19,010
Wipro Ltd. ADR	1,360	12,879

Total IT Services		31,889

Leisure Equipment & Products 0.2%
Merida Industry Co., Ltd.	5,000	22,861

Total Leisure Equipment & Products		22,861

Machinery 1.7%
Airtac International Group	3,935	22,989
CSR Corp., Ltd. - Class H	25,348	20,885
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	840	22,988
Doosan Infracore Co., Ltd.*	1,200	17,742
Hiwin Technologies Corp.	2,916	23,406

	Shares	Value
Hyundai Heavy Industries Co., Ltd.	92	$18,165
Hyundai Mipo Dockyard	176	18,910
Samsung Heavy Industries Co., Ltd.	560	19,671
United Tractors Tbk PT	13,000	26,360
Weichai Power Co., Ltd. - Class H	5,868	24,212
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	16,856	22,908

Total Machinery		238,236

Marine 0.9%
China COSCO Holdings Co., Ltd. - Class H*	45,304	23,541
China Shipping Container Lines Co., Ltd. - Class H*(a)	79,228	24,314
China Shipping Development Co., Ltd. - Class H	42,268	23,272
Evergreen Marine Corp. Taiwan Ltd.*	39,499	24,815
Yang Ming Marine Transport Corp.*	55,000	26,544

Total Marine		122,486

Media 1.0%
BEC World PCL	9,230	22,441
Cheil Worldwide, Inc.	880	18,102
Global Mediacom Tbk PT	100,000	22,331
Grupo Televisa SA ADR	1,072	30,027
Media Nusantara Citra Tbk PT	92,000	22,433
Naspers Ltd. - Class N	332	21,512

Total Media		136,846

Metals & Mining 5.7%
African Rainbow Minerals Ltd.	1,004	22,647
Aluminum Corp. of China Ltd. ADR*	1,996	23,952
Angang Steel Co., Ltd. - Class H*	33,268	24,622
Anglo American Platinum Ltd.	441	21,623
AngloGold Ashanti Ltd. ADR	668	18,717
ArcelorMittal South Africa Ltd.*	5,744	22,537
Assore Ltd.	472	23,512
CAP SA	720	26,652
China Steel Corp.	23,156	21,841
Cia de Minas Buenaventura SA ADR	787	23,287
Cia Siderurgica Nacional SA ADR	3,128	16,985
Eregli Demir ve Celik Fabrikalari TAS	19,624	27,889
Gerdau SA ADR	596	5,263
Gold Fields Ltd. ADR	1,724	20,033
Grupo Mexico SAB de CV - Series B	7,476	27,875
Harmony Gold Mining Co., Ltd. ADR	2,592	16,744
Hyundai Hysco Co., Ltd.	440	15,233
Hyundai Steel Co.	240	18,271
Impala Platinum Holdings Ltd.	1,232	22,396
Industrias CH SAB de CV*	3,744	30,863
Industrias Penoles SAB de CV	531	26,097
Jiangxi Copper Co., Ltd. - Class H	8,444	22,919
KGHM Polska Miedz SA	680	41,482
Korea Zinc Co., Ltd.	44	15,516
Koza Altin Isletmeleri AS	996	24,516
Kumba Iron Ore Ltd.	359	24,200
Mechel ADR	3,918	26,447
MMC Norilsk Nickel OJSC ADR	1,560	31,028
Novolipetsk Steel OJSC GDR	1,295	27,454
POSCO ADR	248	20,202
Severstal OAO GDR	2,128	26,494
Shougang Fushan Resources Group Ltd.	56,748	24,366
Southern Copper Corp.	664	26,155
Sterlite Industries (India) Ltd. ADR	1,680	14,263
Zhaojin Mining Industry Co., Ltd. - Class H	12,576	18,940

4

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Zijin Mining Group Co., Ltd. - Class H(a)	53,248	$20,529

Total Metals & Mining		821,550

Multiline Retail 1.3%
Far Eastern Department Stores Co., Ltd.	21,140	20,942
Golden Eagle Retail Group Ltd.	8,724	18,786
Hyundai Department Store Co., Ltd.	132	19,577
Intime Department Store Group Co., Ltd.	18,224	23,968
Lotte Shopping Co., Ltd.	56	19,157
Parkson Retail Group Ltd.	27,500	21,204
S.A.C.I. Falabella	2,357	27,458
Shinsegae Co., Ltd.	96	19,395
Woolworths Holdings Ltd.	2,576	18,340

Total Multiline Retail		188,827

Oil, Gas & Consumable Fuels 6.6%
Adaro Energy Tbk PT	171,000	28,968
Banpu PCL	1,174	15,275
Bumi Resources Tbk PT	405,500	28,310
China Coal Energy Co., Ltd. - Class H	21,216	23,663
China Petroleum & Chemical Corp. - Class H	20,196	24,504
China Shenhua Energy Co., Ltd. - Class H	5,224	22,464
CNOOC Ltd. ADR	100	20,533
Ecopetrol SA ADR(a)	1,240	78,492
Empresas COPEC SA	1,768	27,388
Exxaro Resources Ltd.	1,224	24,118
Formosa Petrochemical Corp.	6,908	19,910
Gazprom OAO ADR	2,708	25,509
GS Holdings	272	17,735
Indo Tambangraya Megah Tbk PT	6,000	25,534
IRPC PCL	132,026	19,481
Kunlun Energy Co., Ltd.	10,380	21,575
Lukoil OAO ADR	382	25,785
MOL Hungarian Oil and Gas PLC	336	28,924
NovaTek OAO GDR	228	26,699
Pacific Rubiales Energy Corp.	3,392	79,203
PetroChina Co., Ltd. - Class H	16,000	22,817
Polski Koncern Naftowy Orlen SA*	2,556	40,446
Polskie Gornictwo Naftowe i Gazownictwo SA*	28,164	50,024
PTT Exploration & Production PCL	3,622	20,163
PTT PCL	1,567	17,919
Rosneft Oil Co. GDR	3,060	26,928
S-Oil Corp.	200	17,981
Sasol Ltd. ADR	476	20,578
SK Innovation Co., Ltd.	120	18,899
Surgutneftegas SP ADR	2,904	30,115
Tatneft ADR	612	28,256
Thai Oil PCL	8,424	20,834
Tupras Turkiye Petrol Rafinerileri AS	992	27,350
Ultrapar Participacoes SA ADR	308	7,423
Yanzhou Coal Mining Co., Ltd. - Class H	13,876	23,725

Total Oil, Gas & Consumable Fuels		957,528

Paper & Forest Products 0.7%
Empresas CMPC SA	6,712	26,064
Fibria Celulose SA ADR*	1,752	21,620
Nine Dragons Paper Holdings Ltd.	28,872	25,315
Sappi Ltd.*	6,328	22,151

Total Paper & Forest Products		95,150

Personal Products 0.4%
Amorepacific Corp.	16	16,089
AMOREPACIFIC Group	44	16,648

	Shares	Value
Hengan International Group Co., Ltd.	2,000	$20,063

Total Personal Products		52,800

Pharmaceuticals 0.6%
Aspen Pharmacare Holdings Ltd.*	1,144	21,109
Celltrion, Inc.	915	21,553
Dr. Reddy’s Laboratories Ltd. ADR	544	19,551
ScinoPharm Taiwan Ltd.	9,000	21,337

Total Pharmaceuticals		83,550

Real Estate Investment Trusts (REITs) 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,551	27,493

Total Real Estate Investment Trusts (REITs)		27,493

Real Estate Management & Development 3.0%
Agile Property Holdings Ltd.	16,000	22,694
Ayala Land, Inc.	102,400	72,990
Central Pattana PCL	7,200	20,583
China Overseas Land & Investment Ltd.	8,000	24,808
China Resources Land Ltd.	8,000	24,344
Country Garden Holdings Co., Ltd.*	45,940	24,464
Evergrande Real Estate Group Ltd.	43,272	22,876
Growthpoint Properties Ltd.	7,039	19,849
Guangzhou R&F Properties Co., Ltd. - Class H	13,332	24,204
Highwealth Construction Corp.	10,600	22,007
Longfor Properties Co., Ltd.	11,232	21,058
Poly Property Group Co., Ltd.*	31,120	23,875
Ruentex Development Co., Ltd.	12,000	26,417
Shimao Property Holdings Ltd.	10,608	23,444
Soho China Ltd.	28,424	25,582
UEM Land Holdings BHD*	56,000	39,652

Total Real Estate Management & Development		438,847

Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	25,700	20,803
Epistar Corp.	14,000	26,600
GCL-Poly Energy Holdings Ltd.	126,156	34,485
Kinsus Interconnect Technology Corp.	6,628	20,786
Macronix International	82,810	23,839
MediaTek, Inc.	1,856	20,303
Novatek Microelectronics Corp.	5,284	21,027
Phison Electronics Corp.	2,964	20,027
Powertech Technology, Inc.	14,000	21,052
Radiant Opto-Electronics Corp.	4,118	15,969
Realtek Semiconductor Corp.	10,480	23,497
Richtek Technology Corp.	4,000	24,046
Samsung Electronics Co., Ltd. GDR	28	18,592
Siliconware Precision Industries Co. ADR	3,935	20,187
SK Hynix, Inc.*	760	17,030
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,236	21,927
United Microelectronics Corp. ADR(a)	11,018	21,595

Total Semiconductors & Semiconductor Equipment		371,765

Software 0.1%
NCSoft Corp.	120	15,208

Total Software		15,208

Specialty Retail 0.9%
Belle International Holdings Ltd.	10,100	22,452
Foschini Group Ltd.(The)	1,354	17,750
GOME Electrical Appliances Holding Ltd.*	207,600	24,894

5

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Mr Price Group Ltd.	1,373	$18,951
Truworths International Ltd.	1,956	22,229
Zhongsheng Group Holdings Ltd.	17,500	26,175

Total Specialty Retail		132,451

Textiles, Apparel & Luxury Goods 0.3%
Anta Sports Products Ltd.(a)	29,656	27,685
Ruentex Industries Ltd.	8,872	22,535

Total Textiles, Apparel & Luxury Goods		50,220

Tobacco 0.3%
Gudang Garam Tbk PT	4,000	21,293
KT&G Corp.	232	16,171

Total Tobacco		37,464

Trading Companies & Distributors 0.5%
Barloworld Ltd.	2,664	25,050
Daewoo International Corp.	480	16,398
Samsung C&T Corp.	324	18,864
SK Networks Co., Ltd.	2,360	17,447

Total Trading Companies & Distributors		77,759

Transportation Infrastructure 0.9%
Airports of Thailand PCL	6,000	21,227
China Merchants Holdings International Co., Ltd.	6,920	24,538
COSCO Pacific Ltd.	16,000	25,953
Grupo Aeroportuario del Sureste SAB de CV ADR	240	28,658
Jasa Marga Persero Tbk PT	39,381	22,238

Total Transportation Infrastructure		122,614

Water Utilities 0.4%
Aguas Andinas SA	35,400	26,216
Cia de Saneamento Basico do Estado de Sao Paulo ADR	256	11,395
Guangdong Investment Ltd.	26,452	21,965

Total Water Utilities		59,576

Wireless Telecommunication Services 3.7%
Advanced Info Service PCL	3,148	22,169
America Movil SAB de CV ADR - Series L	1,068	26,871
Axiata Group BHD	20,000	40,554
China Mobile Ltd. ADR	393	21,497
DiGi.Com Bhd	24,400	38,638
ENTEL Chile SA	1,133	24,644
Far EasTone Telecommunications Co., Ltd.	8,000	20,348
Maxis Bhd	18,000	36,904
Mobile Telesystems OJSC ADR	1,464	28,782
MTN Group Ltd.	1,196	23,443
Orascom Telecom Holding SAE GDR*	16,824	54,846
Philippine Long Distance Telephone Co. ADR	972	66,942
Sistema JSFC GDR	1,304	28,688
SK Telecom Co., Ltd. ADR	1,188	20,137
Taiwan Mobile Co., Ltd.	5,816	20,682
Tim Participacoes SA ADR	904	19,888
Turkcell Iletisim Hizmetleri AS ADR*	1,574	24,617
Vodacom Group Ltd.	1,504	21,006

Total Wireless Telecommunication Services		540,656

Total Common Stocks (Cost $11,251,505)		11,923,559

	Shares	Value
EXCHANGE TRADED FUNDS 17.0%

iShares MSCI Brazil Index Fund	20,664	$1,173,095
WisdomTree India Earnings Fund	63,072	1,274,055

Total Exchange Traded Funds
(Cost $2,637,231)		2,447,150

PREFERRED STOCKS 0.2%

Beverages 0.2%
Embotelladora Andina SA - Class B	3,768	24,787

Total Beverages		24,787

Total PREFERRED STOCKS (Cost $24,202)		24,787

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	37,593	37,593

Total Short Term Investments (Cost $37,593)		37,593

	Face Amount
SECURITIES LENDING COLLATERAL 0.6%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$26,272	26,272
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	26,272	26,272
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	37,405	37,405

Total Securities Lending Collateral (Cost $89,949)		89,949

Total Investments 100.7%(d) (Cost $14,040,480)		14,523,038

Other Assets and Liabilities, net – (0.7)%		(94,363)

Net Assets – 100.0%		$14,428,675

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(e)	Values determined based on Level 3 inputs (Note G).

ADR - American Depositary Receipt GDR - Global Depository Receipt PLC - Public Limited Company

INVESTMENT CONCENTRATION

At January 31, 2013, the investment diversification of the

Fund was as follows:

COUNTRY	% OF TOTAL INVESTMENTS
United States	17.91%
Taiwan	12.75%
South Korea	10.47%

6

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

China	8.57%
South Africa	5.10%
Malaysia	3.94%
Cayman Islands	3.37%
Turkey	3.35%
Mexico	3.10%
Thailand	3.09%
Indonesia	3.07%
Hong Kong	3.06%
Russia	3.03%
Poland	2.57%
Chile	2.57%
Philippines	2.28%
Brazil	1.68%
Colombia	1.63%
Bermuda	1.41%
Switzerland	1.36%
Slovakia	1.33%
Egypt	1.05%
Morocco	0.79%
Saudi Arabia	0.74%
Czech	0.48%
Hungary	0.42%
India	0.40%
Belize	0.32%
Peru	0.16%

Total Investments	100.00%

7

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 100.0%
Auto Components 5.0%
BorgWarner, Inc.*	7,661	$568,293
Delphi Automotive PLC*	14,864	574,642
Goodyear Tire & Rubber Co.(The)*	39,323	541,085
Johnson Controls, Inc.	18,058	561,423

Total Auto Components		2,245,443

Automobiles 2.5%
Ford Motor Co.	45,877	594,107
Harley-Davidson, Inc.	10,647	558,116

Total Automobiles		1,152,223

Distributors 1.2%
Genuine Parts Co.	8,147	554,240

Total Distributors		554,240

Diversified Consumer Services 2.5%
Apollo Group, Inc. - Class A*	24,198	489,284
H&R Block, Inc.	27,378	623,397

Total Diversified Consumer Services		1,112,681

Hotels, Restaurants & Leisure 13.2%
Carnival Corp.	13,501	522,759
Chipotle Mexican Grill, Inc.*	1,837	563,977
Darden Restaurants, Inc.	10,961	509,687
International Game Technology	35,290	542,407
Marriott International, Inc. - Class A	14,103	563,838
McDonald’s Corp.	5,730	546,012
Starbucks Corp.	9,543	535,553
Starwood Hotels & Resorts Worldwide, Inc.	9,424	578,728
Wyndham Worldwide Corp.	10,132	565,264
Wynn Resorts Ltd.	4,477	560,610
Yum! Brands, Inc.	7,500	487,050

Total Hotels, Restaurants & Leisure		5,975,885

Household Durables 10.0%
DR Horton, Inc.	27,173	642,913
Garmin Ltd.	12,518	474,307
Harman International Industries, Inc.	12,102	541,928
Leggett & Platt, Inc.	19,319	568,751
Lennar Corp. - Class A(a)	13,649	566,980
Newell Rubbermaid, Inc.	23,179	544,243
PulteGroup, Inc.*	29,710	616,185
Whirlpool Corp.	5,087	586,938

Total Household Durables		4,542,245

Internet & Catalog Retail 6.9%
Amazon.com, Inc.*	2,044	542,682
Expedia, Inc.	8,633	563,303
Netflix, Inc.*	5,459	902,045
priceline.com, Inc.*	830	568,940
TripAdvisor, Inc.*	12,221	565,588

Total Internet & Catalog Retail		3,142,558

Leisure Equipment & Products 2.3%
Hasbro, Inc.(a)	13,775	514,772
Mattel, Inc.	13,786	518,767

Total Leisure Equipment & Products		1,033,539

Media 18.3%
Cablevision Systems Corp. - Class A	35,217	515,577

	Shares	Value
CBS Corp. - Class B	14,621	$609,988
Comcast Corp. - Class A	13,941	530,873
DIRECTV*	10,222	522,753
Discovery Communications, Inc. - Class A*	8,372	580,849
Gannett Co., Inc.	28,933	567,955
Interpublic Group of Cos., Inc.(The)	46,719	565,767
News Corp. - Class A	20,854	578,490
Omnicom Group, Inc.	10,350	561,798
Scripps Networks Interactive, Inc. - Class A	8,774	541,970
Time Warner Cable, Inc.	5,414	483,687
Time Warner, Inc.	10,888	550,062
Viacom, Inc. - Class B	9,612	580,084
Walt Disney Co.(The)	10,463	563,746
Washington Post Co.(The) - Class B	1,395	538,024

Total Media		8,291,623

Multiline Retail 10.4%
Big Lots, Inc.*	18,708	601,462
Dollar General Corp.*	11,619	537,030
Dollar Tree, Inc.*	13,183	527,188
Family Dollar Stores, Inc.	7,732	438,405
J.C. Penney Co., Inc.(a)	24,273	493,470
Kohl’s Corp.	11,627	538,214
Macy’s, Inc.	13,377	528,525
Nordstrom, Inc.	9,756	538,824
Target Corp.	8,417	508,471

Total Multiline Retail		4,711,589

Specialty Retail 21.8%
Abercrombie & Fitch Co. - Class A	10,886	544,300
AutoNation, Inc.*	13,255	642,867
AutoZone, Inc.*	1,424	526,453
Bed Bath & Beyond, Inc.*	8,747	513,449
Best Buy Co., Inc.	42,260	687,148
CarMax, Inc.*	14,521	572,418
GameStop Corp. - Class A(a)	18,511	429,455
Gap, Inc.(The)	16,192	529,155
Home Depot, Inc.	8,206	549,146
Limited Brands, Inc.	10,100	485,002
Lowe’s Cos., Inc.	14,778	564,372
O’Reilly Automotive, Inc.*	5,691	527,271
PetSmart, Inc.	7,354	481,025
Ross Stores, Inc.	9,576	571,687
Staples, Inc.	43,599	587,715
Tiffany & Co.	8,766	576,364
TJX Cos., Inc.	11,951	539,946
Urban Outfitters, Inc.*	13,193	564,528

Total Specialty Retail		9,892,301

Textiles, Apparel & Luxury Goods 5.9%
Coach, Inc.	8,926	455,226
Fossil, Inc.*	5,616	592,937
NIKE, Inc. - Class B	10,510	568,066
Ralph Lauren Corp.	3,393	564,867
V.F. Corp.	3,437	507,232

Total Textiles, Apparel & Luxury Goods		2,688,328

Total Common Stocks (Cost $40,827,559)		45,342,655

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
SHORT TERM INVESTMENTS 0.0%(b)

SSgA Government Money Market Fund	18,178	$18,178

Total Short Term Investments (Cost $18,178)		18,178

	Face Amount
SECURITIES LENDING COLLATERAL 2.2%(c)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	$295,806	295,806
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	295,806	295,806
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(d)	421,157	421,157

Total Securities Lending Collateral (Cost $1,012,769)		1,012,769

Total Investments 102.2%(e) (Cost $41,858,506)		46,373,602

Other Assets and Liabilities, net – (2.2)%		(1,016,297)

Net Assets – 100.0%		$45,357,305

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Amount represents less than 0.05% of net assets.
(c)	Securities lending collateral (Note H).
(d)	Values determined based on Level 2 inputs (Note G).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

2

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.7%

Beverages 20.6%
Beam, Inc.	16,337	$1,002,112
Brown-Forman Corp. - Class B	15,764	1,019,931
Coca-Cola Co.(The)	26,488	986,413
Coca-Cola Enterprises, Inc.	32,210	1,123,163
Constellation Brands, Inc. - Class A*	28,258	914,429
Dr Pepper Snapple Group, Inc.	22,351	1,007,359
Molson Coors Brewing Co. - Class B	23,177	1,047,137
Monster Beverage Corp.*	18,673	894,437
PepsiCo, Inc.	14,218	1,035,781

Total Beverages		9,030,762

Food & Staples Retailing 19.2%
Costco Wholesale Corp.	10,292	1,053,283
CVS Caremark Corp.	20,258	1,037,210
Kroger Co.(The)	37,943	1,051,021
Safeway, Inc.(a)	56,517	1,087,952
Sysco Corp.	31,408	997,832
Wal-Mart Stores, Inc.	14,510	1,014,974
Walgreen Co.	27,135	1,084,315
Whole Foods Market, Inc.	11,267	1,084,449

Total Food & Staples Retailing		8,411,036

Food Products 36.2%
Archer-Daniels-Midland Co.	36,823	1,050,560
Campbell Soup Co.(a)	28,036	1,029,201
ConAgra Foods, Inc.	33,085	1,081,549
Dean Foods Co.*	60,603	1,109,641
General Mills, Inc.	24,066	1,009,328
H.J. Heinz Co.	16,873	1,023,010
Hershey Co.(The)	13,477	1,070,748
Hormel Foods Corp.	32,075	1,110,116
J.M. Smucker Co.(The)	11,471	1,016,675
Kellogg Co.	17,587	1,028,839
Kraft Foods Group, Inc.	21,396	988,923
McCormick & Co., Inc.	15,485	965,490
Mead Johnson Nutrition Co.	15,146	1,151,096
Mondelez International, Inc. - Class A	38,322	1,064,968
Tyson Foods, Inc. - Class A	50,765	1,122,922

Total Food Products		15,823,066

Household Products 9.5%
Clorox Co.(The)	13,230	1,037,364
Colgate-Palmolive Co.	9,424	1,011,855
Kimberly-Clark Corp.	11,729	1,049,863
Procter & Gamble Co.(The)	14,265	1,072,157

Total Household Products		4,171,239

Personal Products 5.0%
Avon Products, Inc.	70,895	1,203,797
Estee Lauder Cos., Inc.(The) - Class A	16,372	997,546

Total Personal Products		2,201,343

Tobacco 9.2%
Altria Group, Inc.	30,082	1,013,162
Lorillard, Inc.	25,059	979,055
Philip Morris International, Inc.	11,368	1,002,203
Reynolds American, Inc.	23,318	1,025,526

Total Tobacco		4,019,946

Total Common Stocks
(Cost $42,494,876)		43,657,392

	Shares	Value
SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	73,956	$73,956

Total Short Term Investments (Cost $73,956)		73,956

	Face Amount
SECURITIES LENDING COLLATERAL 2.3%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$288,260	288,260
Merrill Lynch, Fenner & Smith, Inc.,issued 1/31/2013 at 0.13% due 2/1/2013(c)	288,260	288,260
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	410,413	410,413

Total Securities Lending Collateral (Cost $986,933)		986,933

Total Investments 102.2%(d) (Cost $43,555,765)		44,718,281

Other Assets and Liabilities, net – (2.2)%		(955,962)

Net Assets – 100.0%		$43,762,319

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013. (b)Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Energy Equipment & Services 29.1%
Baker Hughes, Inc.	16,133	$721,468
Cameron International Corp.*	12,458	788,716
Diamond Offshore Drilling, Inc. (a)	9,836	738,585
Ensco PLC - Class A	11,553	734,424
FMC Technologies, Inc.*	16,328	773,131
Halliburton Co.	19,853	807,620
Helmerich & Payne, Inc.	12,352	794,728
Nabors Industries Ltd.*	48,351	806,011
National Oilwell Varco, Inc.	10,219	757,637
Noble Corp.	19,572	792,666
Rowan Cos., PLC - Class A*	21,065	726,321
Schlumberger Ltd.	9,620	750,841

Total Energy Equipment & Services		9,192,148

Oil, Gas & Consumable Fuels 70.8%
Anadarko Petroleum Corp.	8,887	711,138
Apache Corp.	8,607	720,922
Cabot Oil & Gas Corp.	14,168	747,787
Chesapeake Energy Corp.	40,030	807,805
Chevron Corp.	6,146	707,712
ConocoPhillips	11,491	666,478
CONSOL Energy, Inc.	19,671	616,489
Denbury Resources, Inc.*	41,745	777,709
Devon Energy Corp.	12,768	730,202
EOG Resources, Inc.	5,571	696,264
EQT Corp.	11,698	694,978
Exxon Mobil Corp.	7,526	677,114
Hess Corp.	12,902	866,498
Kinder Morgan, Inc.	19,659	736,426
Marathon Oil Corp.	21,509	722,918
Marathon Petroleum Corp.	10,551	782,990
Murphy Oil Corp.	11,168	664,719
Newfield Exploration Co.*	25,733	759,124
Noble Energy, Inc.	6,628	714,432
Occidental Petroleum Corp.	8,703	768,214
Peabody Energy Corp.	23,949	602,317
Phillips 66	12,398	750,947
Pioneer Natural Resources Co.	6,439	756,840
QEP Resources, Inc.	22,343	655,767
Range Resources Corp.	10,671	716,771
Southwestern Energy Co.*	20,131	690,493
Spectra Energy Corp.	24,380	677,276
Tesoro Corp.	15,184	739,309
Valero Energy Corp.	19,865	868,697
Williams Cos., Inc. (The)	21,051	737,838
WPX Energy, Inc.*	42,796	643,224

Total Oil, Gas & Consumable Fuels		22,409,398

Total Common Stocks (Cost $32,843,001)		31,601,546

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	28,441	28,441

Total Short Term Investments (Cost $28,441)		28,441

	Face Amount	Value
SECURITIES LENDING COLLATERAL 1.1%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$99,531	$99,531
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	99,531	99,531
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	141,708	141,708

Total Securities Lending Collateral (Cost $340,770)		340,770

Total Investments 101.1%(d) (Cost $33,212,212)		31,970,757

Other Assets and Liabilities, net – (1.1)%		(342,095)

Net Assets – 100.0%		$31,628,662

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.8%

Capital Markets 16.8%
Ameriprise Financial, Inc.	2,863	$189,874
Bank of New York Mellon Corp. (The)	7,092	192,619
BlackRock, Inc.	870	205,564
Charles Schwab Corp. (The)	12,796	211,518
E*Trade Financial Corp.*	21,045	223,288
Franklin Resources, Inc.	1,380	188,894
Goldman Sachs Group, Inc. (The)	1,469	217,206
Invesco Ltd.	6,885	187,616
Legg Mason, Inc.	6,990	193,274
Morgan Stanley	9,712	221,919
Northern Trust Corp.	3,720	191,468
State Street Corp.	3,857	214,642
T. Rowe Price Group, Inc.	2,740	195,773

Total Capital Markets		2,633,655

Commercial Banks 16.0%
BB&T Corp.	6,197	187,645
Comerica, Inc.	6,117	210,180
Fifth Third Bancorp	12,208	198,869
First Horizon National Corp.	18,649	190,406
Huntington Bancshares, Inc.	28,458	198,068
KeyCorp	21,536	202,439
M&T Bank Corp.	1,790	183,815
PNC Financial Services Group, Inc.	3,139	193,990
Regions Financial Corp.	26,165	203,564
SunTrust Banks, Inc.	6,476	183,724
US Bancorp	5,583	184,797
Wells Fargo & Co.	5,288	184,181
Zions Bancorp	8,510	198,453

Total Commercial Banks		2,520,131

Consumer Finance 4.5%
American Express Co.	3,095	182,017
Capital One Financial Corp.	3,085	173,747
Discover Financial Services	4,434	170,221
SLM Corp.	10,497	177,295

Total Consumer Finance		703,280

Diversified Financial Services 11.6%
Bank of America Corp.	16,569	187,561
Citigroup, Inc.	4,662	196,550
CME Group, Inc.	3,420	197,813
IntercontinentalExchange, Inc.*	1,371	190,226
JPMorgan Chase & Co.	4,095	192,670
Leucadia National Corp.	7,533	191,715
Moody’s Corp.	3,639	199,490
NASDAQ OMX Group, Inc. (The)	7,241	205,065
NYSE Euronext	7,476	258,445

Total Diversified Financial Services		1,819,535

Insurance 27.1%
ACE Ltd.	2,210	188,579
AFLAC, Inc.	3,293	174,727
Allstate Corp. (The)	4,363	191,536
American International Group, Inc.*	5,165	195,392
Aon PLC	3,119	180,091
Assurant, Inc.	5,075	194,068
Berkshire Hathaway, Inc. - Class B*	1,966	190,564
Chubb Corp. (The)	2,303	184,954
Cincinnati Financial Corp.	4,425	187,797
Genworth Financial, Inc. - Class A*	25,187	230,965
Hartford Financial Services Group, Inc.	8,234	204,203

	Shares	Value
Lincoln National Corp.	6,932	$200,889
Loews Corp.	4,312	187,011
Marsh & McLennan Cos., Inc.	5,124	181,800
MetLife, Inc.	5,506	205,594
Principal Financial Group, Inc.	6,372	197,596
Progressive Corp. (The)	8,352	187,836
Prudential Financial, Inc.	3,443	199,281
Torchmark Corp.	3,466	193,091
Travelers Cos., Inc. (The)	2,389	187,441
Unum Group	8,416	196,177
XL Group PLC	7,217	200,055

Total Insurance		4,259,647

Media 1.2%
McGraw-Hill Cos., Inc. (The)	3,248	186,825

Total Media		186,825

Real Estate Investment Trusts (REITs) 19.0%
American Tower Corp.	2,286	174,079
Apartment Investment & Management Co. - Class A	6,858	187,086
AvalonBay Communities, Inc.	1,322	171,582
Boston Properties, Inc.	1,686	177,502
Equity Residential	3,159	174,977
HCP, Inc.	3,967	184,029
Health Care REIT, Inc.	3,010	189,148
Host Hotels & Resorts, Inc.	11,488	192,884
Kimco Realty Corp.	9,088	188,758
Plum Creek Timber Co., Inc.	4,121	198,550
ProLogis, Inc.	4,994	199,261
Public Storage	1,251	192,566
Simon Property Group, Inc.	1,138	182,285
Ventas, Inc.	2,796	185,347
Vornado Realty Trust	2,268	191,555
Weyerhaeuser Co.	6,414	193,190

Total Real Estate Investment Trusts (REITs)		2,982,799

Real Estate Management & Development 1.3%
CBRE Group, Inc.*	9,130	197,025

Total Real Estate Management & Development		197,025

Thrifts & Mortgage Finance 2.3%
Hudson City Bancorp, Inc.	21,940	187,587
People’s United Financial, Inc.	14,416	177,461

Total Thrifts & Mortgage Finance		365,048

Total Common Stocks (Cost $14,007,930)		15,667,945

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	19,628	19,628

Total Short Term Investments (Cost $19,628)		19,628

Total Investments 99.9%(a) (Cost $14,027,558)		15,687,573

Other Assets and Liabilities, net – 0.1%		11,840

Net Assets – 100.0%		$15,699,413

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.7%

Biotechnology 9.3%
Alexion Pharmaceuticals, Inc.*	18,266	$1,716,821
Amgen, Inc.	19,130	1,634,850
Biogen Idec, Inc.*	11,283	1,761,051
Celgene Corp.*	21,499	2,127,541
Gilead Sciences, Inc.*	45,972	1,813,595

Total Biotechnology		9,053,858

Health Care Equipment & Supplies 28.6%
Abbott Laboratories	55,787	1,890,064
Baxter International, Inc.	25,873	1,755,224
Becton, Dickinson and Co.	21,953	1,844,930
Boston Scientific Corp.*	300,919	2,247,865
C.R. Bard, Inc.	17,733	1,810,007
CareFusion Corp.*	60,765	1,886,146
Covidien PLC	29,802	1,857,857
DENTSPLY International, Inc.	42,967	1,794,302
Edwards Lifesciences Corp.*	18,745	1,685,738
Intuitive Surgical, Inc.*	3,204	1,840,313
Medtronic, Inc.	40,762	1,899,509
St Jude Medical, Inc.	48,267	1,964,467
Stryker Corp.	30,586	1,916,213
Varian Medical Systems, Inc.*	24,028	1,697,578
Zimmer Holdings, Inc.	25,369	1,892,527

Total Health Care Equipment & Supplies		27,982,740

Health Care Providers & Services 27.9%
Aetna, Inc.	37,435	1,805,490
AmerisourceBergen Corp.	39,348	1,785,219
Cardinal Health, Inc.	40,314	1,766,156
CIGNA Corp.	32,182	1,877,498
Coventry Health Care, Inc.	38,383	1,759,093
DaVita, Inc.*	15,644	1,805,474
Express Scripts Holding Co.*	31,157	1,664,407
Humana, Inc.	25,809	1,919,157
Laboratory Corp. of America Holdings*	19,590	1,753,305
McKesson Corp.	17,366	1,827,424
Patterson Cos., Inc.	51,252	1,851,735
Quest Diagnostics, Inc.	28,836	1,671,046
Tenet Healthcare Corp.*	55,703	2,162,948
UnitedHealth Group, Inc.	31,567	1,742,814
WellPoint, Inc.	29,174	1,891,059

Total Health Care Providers & Services		27,282,825

Health Care Technology 1.9%
Cerner Corp.*	22,093	1,823,777

Total Health Care Technology		1,823,777

Life Sciences Tools & Services 10.0%
Agilent Technologies, Inc.	42,813	1,917,166
Life Technologies Corp.*	34,504	2,232,064
PerkinElmer, Inc.	54,283	1,912,933
Thermo Fisher Scientific, Inc.	26,570	1,916,760
Waters Corp.*	19,530	1,788,362

Total Life Sciences Tools & Services		9,767,285

Pharmaceuticals 22.0%
AbbVie, Inc.	49,884	1,830,244
Actavis, Inc.*	19,449	1,680,199
Allergan, Inc.	18,626	1,955,916
Bristol-Myers Squibb Co.	52,127	1,883,870
Eli Lilly & Co.	35,701	1,916,787
Forest Laboratories, Inc.*	47,791	1,734,813

	Shares	Value
Hospira, Inc.*	53,588	$1,828,423
Johnson & Johnson	24,136	1,784,133
Merck & Co., Inc.	39,186	1,694,794
Mylan, Inc.*	61,001	1,724,498
Perrigo Co.	16,376	1,645,952
Pfizer, Inc.	67,814	1,849,966

Total Pharmaceuticals		21,529,595

Total Common Stocks (Cost $92,236,114)		97,440,080

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	262,722	262,722

Total Short Term Investments (Cost $262,722)		262,722

Total Investments 100.0%(a) (Cost $92,498,836)		97,702,802

Other Assets and Liabilities, net – 0.0%(b)		26,427

Net Assets – 100.0%		$97,729,229

*	Non-Income Producing Security.
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
(b)	Amount represents less than 0.1% of net assets.

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Aerospace & Defense 17.4%
Boeing Co. (The)	4,585	$338,694
General Dynamics Corp.	5,029	333,423
Honeywell International, Inc.	5,514	376,275
L-3 Communications Holdings, Inc.	4,508	342,247
Lockheed Martin Corp.	3,815	331,409
Northrop Grumman Corp.	5,080	330,403
Precision Castparts Corp.	1,842	337,823
Raytheon Co.	5,903	310,970
Rockwell Collins, Inc.	6,018	354,340
Textron, Inc.	13,988	402,295
United Technologies Corp.	4,243	371,560

Total Aerospace & Defense		3,829,439

Air Freight & Logistics 6.8%
C.H. Robinson Worldwide, Inc.	5,515	364,818
Expeditors International of Washington, Inc.	8,879	380,909
FedEx Corp.	3,767	382,162
United Parcel Service, Inc. - Class B	4,659	369,412

Total Air Freight & Logistics		1,497,301

Airlines 1.7%
Southwest Airlines Co.	33,304	373,338

Total Airlines		373,338

Building Products 1.7%
Masco Corp.	21,052	387,146

Total Building Products		387,146

Commercial Services & Supplies 15.2%
ADT Corp. (The)	7,394	351,215
Avery Dennison Corp.	9,981	384,368
Cintas Corp.	8,163	344,968
Iron Mountain, Inc.	10,969	375,249
Pitney Bowes, Inc.(a)	31,775	457,878
Republic Services, Inc.	11,650	371,519
Stericycle, Inc.*	3,639	343,340
Tyco International Ltd.	11,887	359,344
Waste Management, Inc.	10,109	367,765

Total Commercial Services & Supplies		3,355,646

Construction & Engineering 5.2%
Fluor Corp.	5,945	385,414
Jacobs Engineering Group, Inc.*	8,209	394,935
Quanta Services, Inc.*	12,527	362,907

Total Construction & Engineering		1,143,256

Electrical Equipment 6.7%
Eaton Corp. PLC	6,456	367,669
Emerson Electric Co.	6,557	375,389
Rockwell Automation, Inc.	4,126	367,998
Roper Industries, Inc.	3,085	362,333

Total Electrical Equipment		1,473,389

Industrial Conglomerates 4.9%
3M Co.	3,678	369,823
Danaher Corp.	6,225	373,064
General Electric Co.	15,696	349,707

Total Industrial Conglomerates		1,092,594

Machinery 24.9%
Caterpillar, Inc.	3,813	375,161
Cummins, Inc.	3,192	366,537

	Shares	Value
Deere & Co.	3,949	$371,443
Dover Corp.	5,315	367,692
Flowserve Corp.	2,387	374,210
Illinois Tool Works, Inc.	5,673	356,434
Ingersoll-Rand PLC	7,130	366,411
Joy Global, Inc.	5,506	347,814
PACCAR, Inc.	7,729	363,727
Pall Corp.	5,633	384,734
Parker Hannifin Corp.	4,065	377,923
Pentair Ltd.	7,076	358,612
Snap-on, Inc.	4,357	353,004
Stanley Black & Decker, Inc.	4,759	365,634
Xylem, Inc.	12,681	354,180

Total Machinery		5,483,516

Professional Services 5.1%
Dun & Bradstreet Corp.(The)	4,215	343,691
Equifax, Inc.	6,403	375,856
Robert Half International, Inc.	11,411	402,124

Total Professional Services		1,121,671

Road & Rail 6.8%
CSX Corp.	17,165	378,145
Norfolk Southern Corp.	5,530	380,851
Ryder System, Inc.	6,842	388,489
Union Pacific Corp.	2,730	358,886

Total Road & Rail		1,506,371

Trading Companies & Distributors 3.5%
Fastenal Co.	7,870	390,981
W.W. Grainger, Inc.	1,784	388,591

Total Trading Companies & Distributors		779,572

Total Common Stocks (Cost $20,703,957)		22,043,239

SHORT TERM INVESTMENTS 0.0% (b)
SSgA Government Money Market Fund	6,075	6,075

Total Short Term Investments (Cost $6,075)		6,075

	Face Amount
SECURITIES LENDING COLLATERAL 0.8%(c)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	$48,660	48,660
Merrill Lynch, Fenner & Smith, Inc.,issued 1/31/2013 at 0.13% due 2/1/2013(d)	48,660	48,660
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(d)	69,280	69,280

Total Securities Lending Collateral (Cost $166,600)		166,600

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

Total Investments 100.7%(e) (Cost $20,876,632)	22,215,914

Other Assets and Liabilities, net – (0.7)%	(162,145)

Net Assets – 100.0%	$22,053,769

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Amount represents less than 0.05% of net assets.
(c)	Securities lending collateral (Note H).
(d)	Values determined based on Level 2 inputs (Note G).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

2

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Chemicals 53.6%
Air Products & Chemicals, Inc.	12,683	$1,108,875
Airgas, Inc.	11,766	1,120,594
CF Industries Holdings, Inc.	5,082	1,164,642
Dow Chemical Co.(The)	33,320	1,072,904
Du Pont (E.I.) de Nemours & Co.	23,746	1,126,748
Eastman Chemical Co.	16,186	1,151,634
Ecolab, Inc.	14,846	1,074,850
FMC Corp.	18,435	1,133,199
International Flavors & Fragrances, Inc.	15,937	1,122,443
LyondellBasell Industries NV - Class A	19,464	1,234,407
Monsanto Co.	11,746	1,190,457
Mosaic Co.(The)	18,843	1,154,134
PPG Industries, Inc.(a)	8,058	1,110,956
Praxair, Inc.	9,789	1,080,412
Sherwin-Williams Co.(The)	7,063	1,145,195
Sigma-Aldrich Corp.	14,421	1,115,176

Total Chemicals		18,106,626

Construction Materials 3.4%
Vulcan Materials Co.	20,289	1,147,546

Total Construction Materials		1,147,546

Containers & Packaging 13.8%
Ball Corp.	23,659	1,053,299
Bemis Co., Inc.	32,105	1,145,506
Owens-Illinois, Inc.*	52,139	1,240,908
Sealed Air Corp.	64,906	1,215,040

Total Containers & Packaging		4,654,753

Metals & Mining 22.5%
Alcoa, Inc.	119,787	1,058,917
Allegheny Technologies, Inc.	36,811	1,165,068
Cliffs Natural Resources, Inc.(a)	30,828	1,150,193
Freeport-McMoRan Copper & Gold, Inc.	30,993	1,092,503
Newmont Mining Corp.	23,638	1,015,488
Nucor Corp.	24,762	1,139,300
United States Steel Corp.(a)	43,897	981,098

Total Metals & Mining		7,602,567

Paper & Forest Products 6.6%
International Paper Co.	27,508	1,139,381
MeadWestvaco Corp.	34,564	1,083,582

Total Paper & Forest Products		2,222,963

Total Common Stocks
(Cost $28,253,288)		33,734,455

SHORT TERM INVESTMENTS 0.0%(b)
SSgA Government Money Market Fund	9,508	9,508

Total Short Term Investments (Cost $9,508)		9,508

	Face Amount	Value
SECURITIES LENDING COLLATERAL 5.4%(c)

Repurchase Agreements:
HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	$533,362	$533,362
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(d)	533,362	533,362
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(d)	759,380	759,380

Total Securities Lending Collateral (Cost $1,826,104)		1,826,104

Total Investments 105.3%(e) (Cost $30,088,900)		35,570,067

Other Assets and Liabilities, net – (5.3)%		(1,804,651)

Net Assets – 100.0%		$33,765,416

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Amount represents less than 0.05% of net assets.
(c)	Securities lending collateral (Note H).
(d)	Values determined based on Level 2 inputs (Note G).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Communications Equipment 10.1%
Cisco Systems, Inc.	58,907	$1,211,717
F5 Networks, Inc.*	12,941	1,357,252
Harris Corp.	24,286	1,122,013
JDS Uniphase Corp.*	92,998	1,349,401
Juniper Networks, Inc.*	59,719	1,336,511
Motorola Solutions, Inc.	21,644	1,263,793
QUALCOMM, Inc.	19,553	1,291,085

Total Communications Equipment		8,931,772

Computers & Peripherals 12.0%
Apple, Inc.	2,298	1,046,302
Dell, Inc.	112,169	1,485,118
EMC Corp.*	47,325	1,164,668
Hewlett-Packard Co.	79,316	1,309,507
NetApp, Inc.*	35,463	1,276,668
SanDisk Corp.*	27,417	1,370,576
Seagate Technology PLC	42,313	1,437,796
Western Digital Corp.	30,967	1,455,449

Total Computers & Peripherals		10,546,084

Electronic Equipment, Instruments & Components 8.5%
Amphenol Corp. - Class A	18,706	1,263,964
Corning, Inc.	92,704	1,112,448
FLIR Systems, Inc.	57,463	1,365,895
Jabil Circuit, Inc.	66,814	1,263,453
Molex, Inc.	43,816	1,190,043
TE Connectivity Ltd.	32,362	1,258,235

Total Electronic Equipment, Instruments & Components		7,454,038

Internet Software & Services 7.2%
Akamai Technologies, Inc.*	30,029	1,222,481
eBay, Inc.*	23,232	1,299,366
Google, Inc. - Class A*	1,666	1,258,980
VeriSign, Inc.*	32,589	1,414,688
Yahoo!, Inc.*	59,567	1,169,300

Total Internet Software & Services		6,364,815

IT Services 19.6%
Accenture PLC - Class A	16,664	1,197,975
Automatic Data Processing, Inc.	20,383	1,208,508
Cognizant Technology Solutions Corp. - Class A*	16,129	1,260,965
Computer Sciences Corp.	29,543	1,234,897
Fidelity National Information Services, Inc.	32,975	1,223,702
Fiserv, Inc.*	14,686	1,179,433
International Business Machines Corp.	6,102	1,239,133
Mastercard, Inc. - Class A	2,425	1,257,120
Paychex, Inc.	34,705	1,132,424
SAIC, Inc.	100,249	1,213,013
Teradata Corp.*	19,686	1,312,269
Total System Services, Inc.	53,275	1,238,644
Visa, Inc. - Class A	7,967	1,258,069
Western Union Co.(The)	89,237	1,269,843

Total IT Services		17,225,995

Office Electronics 1.5%
Xerox Corp.	167,850	1,344,478

Total Office Electronics		1,344,478

	Shares	Value
Semiconductors & Semiconductor Equipment 23.8%
Advanced Micro Devices, Inc.*(a)	489,504	$1,272,710
Altera Corp.	35,602	1,189,819
Analog Devices, Inc.	28,294	1,234,750
Applied Materials, Inc.	105,683	1,364,368
Broadcom Corp. - Class A	36,493	1,184,198
First Solar, Inc.*	35,930	1,012,507
Intel Corp.	57,015	1,199,596
KLA-Tencor Corp.	24,796	1,361,548
Lam Research Corp.*	32,168	1,323,391
Linear Technology Corp.	34,840	1,275,841
LSI Corp.*	173,322	1,220,187
Microchip Technology, Inc.	37,000	1,237,650
Micron Technology, Inc.*	171,042	1,293,077
NVIDIA Corp.	92,923	1,139,236
Teradyne, Inc.*	70,947	1,146,504
Texas Instruments, Inc.	38,009	1,257,338
Xilinx, Inc.	33,075	1,206,907

Total Semiconductors & Semiconductor Equipment		20,919,627

Software 17.2%
Adobe Systems, Inc.*	31,131	1,177,686
Autodesk, Inc.*	34,187	1,329,190
BMC Software, Inc.*	29,116	1,209,770
CA, Inc.	53,518	1,328,317
Citrix Systems, Inc.*	17,993	1,316,368
Electronic Arts, Inc.*	76,465	1,202,794
Intuit, Inc.	19,441	1,212,730
Microsoft Corp.	43,636	1,198,681
Oracle Corp.	36,606	1,299,879
Red Hat, Inc.*	23,295	1,294,270
Salesforce.com, Inc.*	7,013	1,207,148
Symantec Corp.*	62,628	1,363,411

Total Software		15,140,244

Total Common Stocks
(Cost $91,114,567)		87,927,053

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	44,994	44,994

Total Short Term Investments (Cost $44,994)		44,994

	Face Amount
SECURITIES LENDING COLLATERAL 0.8%(b)

Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$209,245	209,245
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	209,245	209,245
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	297,915	297,915

Total Securities Lending Collateral (Cost $716,405)		716,405

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

Total Investments 100.8%(d) (Cost $91,875,966)	88,688,452

Other Assets and Liabilities, net – (0.8)%	(743,647)

Net Assets – 100.0%	$87,944,805

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

2

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.6%

Diversified Telecommunication Services 12.6%
AT&T, Inc.	28,379	$987,305
CenturyLink, Inc.	24,710	999,519
Frontier Communications Corp.(a)	209,824	958,896
Verizon Communications, Inc.	21,832	952,094
Windstream Corp.(a)	109,680	1,068,283

Total Diversified Telecommunication Services		4,966,097

Electric Utilities 33.2%
American Electric Power Co., Inc.	22,530	1,020,384
Duke Energy Corp.	15,126	1,039,761
Edison International	21,540	1,038,013
Entergy Corp.	15,224	983,470
Exelon Corp.	32,542	1,023,121
FirstEnergy Corp.	23,680	958,803
NextEra Energy, Inc.	13,893	1,000,991
Northeast Utilities	24,947	1,016,091
Pepco Holdings, Inc.	49,599	968,172
Pinnacle West Capital Corp.	19,019	1,015,234
PPL Corp.	33,525	1,015,472
Southern Co.(The)	22,473	993,981
Xcel Energy, Inc.	35,827	995,274

Total Electric Utilities		13,068,767

Gas Utilities 5.3%
AGL Resources, Inc.	24,343	1,017,538
Oneok, Inc.	22,499	1,057,678

Total Gas Utilities		2,075,216

Independent Power Producers & Energy Traders 5.0%
AES Corp.(The)	89,869	974,180
NRG Energy, Inc.	41,965	1,007,160

Total Independent Power Producers & Energy Traders		1,981,340

Multi-Utilities 36.2%
Ameren Corp.	32,807	1,064,259
CenterPoint Energy, Inc.	49,069	1,002,970
CMS Energy Corp.	40,166	1,032,266
Consolidated Edison, Inc.	17,199	978,279
Dominion Resources, Inc.	18,855	1,020,244
DTE Energy Co.	15,941	1,009,225
Integrys Energy Group, Inc.	18,256	998,421
NiSource, Inc.	39,967	1,080,308
PG&E Corp.	23,826	1,015,941
Public Service Enterprise Group, Inc.	32,109	1,001,158
SCANA Corp.	21,148	989,938
Sempra Energy	13,499	1,013,100
TECO Energy, Inc.	58,144	1,033,219
Wisconsin Energy Corp.	26,051	1,027,191

Total Multi-Utilities		14,266,519

Wireless Telecommunication Services 7.3%
Crown Castle International Corp.*	13,564	956,534
MetroPCS Communications, Inc.*	96,039	963,271
Sprint Nextel Corp.*	173,908	979,102

Total Wireless Telecommunication Services		2,898,907

Total Common Stocks (Cost $36,456,178)		39,256,846

	Shares	Value
SHORT TERM INVESTMENTS 0.3%
SSgA Government Money Market Fund	98,697	$98,697

Total Short Term Investments
(Cost $98,697)		98,697

	Face Amount
SECURITIES LENDING COLLATERAL 2.3%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$269,251	269,251
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	269,251	269,251
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	383,348	383,348

Total Securities Lending Collateral (Cost $921,850)		921,850

Total Investments 102.2%(d) (Cost $37,476,725)		40,277,393

Other Assets and Liabilities, net – (2.2)%		(865,961)

Net Assets – 100.0%		$39,411,432

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.7%

Aerospace & Defense 1.2%
United Technologies Corp.	81,629	$7,148,252

Total Aerospace & Defense		7,148,252

Air Freight & Logistics 0.9%
United Parcel Service, Inc. - Class B	64,873	5,143,780

Total Air Freight & Logistics		5,143,780

Beverages 3.9%
Coca-Cola Co.(The)	347,922	12,956,615
PepsiCo, Inc.	140,067	10,203,881

Total Beverages		23,160,496

Biotechnology 1.0%
Amgen, Inc.	69,657	5,952,887

Total Biotechnology		5,952,887

Commercial Banks 3.5%
US Bancorp	169,634	5,614,886
Wells Fargo & Co.	438,793	15,283,160

Total Commercial Banks		20,898,046

Communications Equipment 3.4%
Cisco Systems, Inc.	479,764	9,868,745
QUALCOMM, Inc.	153,528	10,137,454

Total Communications Equipment		20,006,199

Computers & Peripherals 6.5%
Apple, Inc.	83,745	38,129,936

Total Computers & Peripherals		38,129,936

Consumer Finance 0.9%
American Express Co.	89,677	5,273,904

Total Consumer Finance		5,273,904

Diversified Financial Services 6.4%
Bank of America Corp.	965,146	10,925,453
Citigroup, Inc.	262,599	11,071,174
JPMorgan Chase & Co.	340,925	16,040,521

Total Diversified Financial Services		38,037,148

Diversified Telecommunication Services 5.0%
AT&T, Inc.	525,085	18,267,707
Verizon Communications, Inc.	254,440	11,096,129

Total Diversified Telecommunication Services		29,363,836

Energy Equipment & Services 1.6%
Schlumberger Ltd.	119,440	9,322,292

Total Energy Equipment & Services		9,322,292

Food & Staples Retailing 2.8%
CVS Caremark Corp.	114,769	5,876,173
Wal-Mart Stores, Inc.	151,366	10,588,051

Total Food & Staples Retailing		16,464,224

Food Products 1.2%
Kraft Foods Group, Inc.	52,929	2,446,379
Mondelez International, Inc. - Class A	158,789	4,412,746

Total Food Products		6,859,125

Health Care Equipment & Supplies 0.8%
Abbott Laboratories	140,912	4,774,099

Total Health Care Equipment & Supplies		4,774,099

	Shares	Value
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	92,909	$5,129,506

Total Health Care Providers & Services		5,129,506

Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	91,008	8,672,152

Total Hotels, Restaurants & Leisure		8,672,152

Household Products 3.1%
Procter & Gamble Co.(The)	245,408	18,444,865

Total Household Products		18,444,865

Industrial Conglomerates 4.6%
3M Co.	62,138	6,247,976
General Electric Co.	948,907	21,141,648

Total Industrial Conglomerates		27,389,624

Insurance 2.6%
Berkshire Hathaway, Inc. - Class B*	159,494	15,459,753

Total Insurance		15,459,753

Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	32,405	8,603,527

Total Internet & Catalog Retail		8,603,527

Internet Software & Services 3.2%
Facebook, Inc. - Class A*	37,718	1,168,126
Google, Inc. - Class A*	23,185	17,520,673

Total Internet Software & Services		18,688,799

IT Services 4.6%
International Business Machines Corp.	97,621	19,823,896
Visa, Inc. - Class A	46,805	7,390,978

Total IT Services		27,214,874

Machinery 1.0%
Caterpillar, Inc.	58,444	5,750,305

Total Machinery		5,750,305

Media 3.0%
Comcast Corp. - Class A	240,498	9,158,164
Walt Disney Co.(The)	160,073	8,624,733

Total Media		17,782,897

Oil, Gas & Consumable Fuels 12.0%
Chevron Corp.	176,664	20,342,860
ConocoPhillips	113,251	6,568,558
Exxon Mobil Corp.	418,794	37,678,896
Occidental Petroleum Corp.	72,641	6,412,021

Total Oil, Gas & Consumable Fuels		71,002,335

Pharmaceuticals 10.0%
AbbVie, Inc.	140,912	5,170,061
Bristol-Myers Squibb Co.	151,273	5,467,006
Johnson & Johnson	245,969	18,182,029
Merck & Co., Inc.	272,395	11,781,084
Pfizer, Inc.	670,628	18,294,732

Total Pharmaceuticals		58,894,912

Road & Rail 0.9%
Union Pacific Corp.	42,649	5,606,638

Total Road & Rail		5,606,638

Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	450,572	9,480,035

Total Semiconductors & Semiconductor Equipment		9,480,035

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Software 5.2%
Microsoft Corp.	674,123	$18,518,159
Oracle Corp.	342,189	12,151,131

Total Software		30,669,290

Specialty Retail 1.6%
Home Depot, Inc.	137,083	9,173,594

Total Specialty Retail		9,173,594

Tobacco 3.3%
Altria Group, Inc.	182,241	6,137,877
Philip Morris International, Inc.	152,750	13,466,440

Total Tobacco		19,604,317

Total Common Stocks (Cost $577,061,430)		588,101,647

	Face Amount
REPURCHASE AGREEMENT 0.2%

State Street Bank & Trust Co., 0. 010%, dated 01/31/13, to be repurchased at $950,000 on 02/01/13 collateralized by $1,000,000 FHLMC at 2. 000% due 01/30/23 with a value of $972,670(a)	$950,000	950,000

Total Repurchase Agreements (Cost $950,000)		950,000

Total Investments 99.9%(b) (Cost $578,011,430)		589,051,647

Other Assets and Liabilities, net – 0.1%		860,761

Net Assets – 100.0%		$589,912,408

*	Non-Income Producing Security.
(a)	Values determined based on Level 2 inputs. (Note G)
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

GUGGENHEIM S&P 500® PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.5%

Aerospace & Defense 2.8%
General Dynamics Corp.	9,919	$657,630
L-3 Communications Holdings, Inc.	16,557	1,257,008
Northrop Grumman Corp.	12,355	803,569
Raytheon Co.	7,940	418,279
Textron, Inc.	24,744	711,637

Total Aerospace & Defense		3,848,123

Air Freight & Logistics 0.4%
FedEx Corp.	5,768	585,164

Total Air Freight & Logistics		585,164

Auto Components 1.5%
Goodyear Tire & Rubber Co.(The)*	82,066	1,129,228
Johnson Controls, Inc.	33,187	1,031,784

Total Auto Components		2,161,012

Automobiles 1.1%
Ford Motor Co.	114,612	1,484,225

Total Automobiles		1,484,225

Beverages 0.6%
Molson Coors Brewing Co. - Class B	17,116	773,301

Total Beverages		773,301

Capital Markets 3.9%
E*Trade Financial Corp.*	113,343	1,202,569
Goldman Sachs Group, Inc.(The)	8,076	1,194,117
Legg Mason, Inc.	44,287	1,224,536
Morgan Stanley	44,967	1,027,496
State Street Corp.	13,730	764,075

Total Capital Markets		5,412,793

Chemicals 0.7%
Dow Chemical Co.(The)	14,393	463,455
LyondellBasell Industries NV - Class A	8,224	521,566

Total Chemicals		985,021

Commercial Banks 3.1%
BB&T Corp.	20,815	630,278
Fifth Third Bancorp	52,180	850,012
PNC Financial Services Group, Inc.	16,002	988,924
SunTrust Banks, Inc.	47,139	1,337,334
Wells Fargo & Co.	13,821	481,385

Total Commercial Banks		4,287,933

Commercial Services & Supplies 0.9%
Avery Dennison Corp.	12,328	474,751
Pitney Bowes, Inc.(a)	49,714	716,379

Total Commercial Services & Supplies		1,191,130

Computers & Peripherals 2.8%
Dell, Inc.	165,901	2,196,529
Western Digital Corp.	35,772	1,681,284

Total Computers & Peripherals		3,877,813

Construction & Engineering 1.7%
Fluor Corp.	19,108	1,238,772
Jacobs Engineering Group, Inc.*	24,155	1,162,097

Total Construction & Engineering		2,400,869

	Shares	Value
Consumer Finance 0.7%
Capital One Financial Corp.	16,680	$939,418

Total Consumer Finance		939,418

Diversified Consumer Services 0.5%
Apollo Group, Inc. - Class A*	33,296	673,245

Total Diversified Consumer Services		673,245

Diversified Financial Services 5.2%
Citigroup, Inc.	30,782	1,297,769
CME Group, Inc.	13,442	777,485
JPMorgan Chase & Co.	25,300	1,190,365
Leucadia National Corp.	54,905	1,397,332
NASDAQ OMX Group, Inc.(The)	47,790	1,353,413
NYSE Euronext	35,061	1,212,059

Total Diversified Financial Services		7,228,423

Diversified Telecommunication Services 0.4%
Frontier Communications Corp.(a)	115,307	526,953

Total Diversified Telecommunication Services		526,953

Electric Utilities 2.0%
Entergy Corp.	8,308	536,697
Exelon Corp.	18,617	585,318
FirstEnergy Corp.	9,955	403,078
Pepco Holdings, Inc.	43,130	841,898
PPL Corp.	14,174	429,330

Total Electric Utilities		2,796,321

Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	77,310	927,720
Jabil Circuit, Inc.	87,760	1,659,542

Total Electronic Equipment, Instruments & Components		2,587,262

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	18,352	820,701
Ensco PLC - Class A	7,025	446,579
Nabors Industries Ltd.*	106,837	1,780,973
Rowan Cos., PLC - Class A*	17,250	594,780

Total Energy Equipment & Services		3,643,033

Food & Staples Retailing 4.0%
CVS Caremark Corp.	18,078	925,594
Kroger Co.(The)	39,981	1,107,474
Safeway, Inc.(a)	103,302	1,988,563
Sysco Corp.	15,828	502,855
Walgreen Co.	27,646	1,104,734

Total Food & Staples Retailing		5,629,220

Food Products 4.3%
Archer-Daniels-Midland Co.	75,505	2,154,157
Dean Foods Co.*	48,658	890,928
Mondelez International, Inc. - Class A	26,076	724,652
Tyson Foods, Inc. - Class A	100,923	2,232,417

Total Food Products		6,002,154

Health Care Providers & Services 10.9%
Aetna, Inc.	30,206	1,456,835
AmerisourceBergen Corp.	25,700	1,166,009
Cardinal Health, Inc.	34,152	1,496,199
CIGNA Corp.	17,876	1,042,886
Coventry Health Care, Inc.	28,089	1,287,319
Humana, Inc.	30,360	2,257,570
McKesson Corp.	12,792	1,346,102
Tenet Healthcare Corp.*	34,127	1,325,151

GUGGENHEIM S&P 500® PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
UnitedHealth Group, Inc.	15,536	$857,742
WellPoint, Inc.	44,752	2,900,825

Total Health Care Providers & Services		15,136,638

Household Durables 1.3%
Harman International Industries, Inc.	18,147	812,623
Whirlpool Corp.	8,682	1,001,729

Total Household Durables		1,814,352

Independent Power Producers & Energy Traders 1.0%
NRG Energy, Inc.	59,400	1,425,600

Total Independent Power Producers & Energy Traders		1,425,600

Insurance 18.3%
ACE Ltd.	10,192	869,683
Aflac, Inc.	10,319	547,526
Allstate Corp.(The)	34,579	1,518,018
American International Group, Inc.*	46,843	1,772,071
Assurant, Inc.	70,244	2,686,131
Berkshire Hathaway, Inc. - Class B*	5,131	497,348
Chubb Corp.(The)	6,343	509,406
Genworth Financial, Inc. - Class A*	398,461	3,653,887
Hartford Financial Services Group, Inc.	94,085	2,333,308
Lincoln National Corp.	63,462	1,839,129
Loews Corp.	24,384	1,057,534
MetLife, Inc.	54,944	2,051,609
Principal Financial Group, Inc.	46,893	1,454,152
Torchmark Corp.	12,938	720,776
Travelers Cos., Inc.(The)	12,185	956,035
Unum Group	77,323	1,802,399
XL Group PLC	41,291	1,144,587

Total Insurance		25,413,599

IT Services 0.9%
SAIC, Inc.	105,110	1,271,831

Total IT Services		1,271,831

Media 0.7%
Washington Post Co.(The) - Class B	2,548	982,713

Total Media		982,713

Metals & Mining 4.9%
Alcoa, Inc.	201,061	1,777,379
Allegheny Technologies, Inc.	42,233	1,336,675
Cliffs Natural Resources, Inc.(a)	55,868	2,084,435
United States Steel Corp.(a)	73,457	1,641,764

Total Metals & Mining		6,840,253

Multi-Utilities 1.2%
Ameren Corp.	24,003	778,657
Integrys Energy Group, Inc.	8,489	464,263
Public Service Enterprise Group, Inc.	13,376	417,064

Total Multi-Utilities		1,659,984

Multiline Retail 3.1%
Big Lots, Inc.*	44,965	1,445,625
J.C. Penney Co., Inc.(a)	50,278	1,022,152
Kohl’s Corp.	19,178	887,749
Macy’s, Inc.	11,447	452,271
Target Corp.	7,264	438,818

Total Multiline Retail		4,246,615

Office Electronics 1.9%
Xerox Corp.	322,794	2,585,580

Total Office Electronics		2,585,580

	Shares	Value
Oil, Gas & Consumable Fuels 11.1%
Apache Corp.	8,367	$700,820
Chevron Corp.	5,545	638,507
ConocoPhillips	29,520	1,712,160
Devon Energy Corp.	8,295	474,391
Hess Corp.	35,929	2,412,992
Marathon Oil Corp.	17,583	590,965
Murphy Oil Corp.	24,494	1,457,883
Newfield Exploration Co.*	45,258	1,335,111
Peabody Energy Corp.	35,836	901,275
Phillips 66	33,534	2,031,154
Valero Energy Corp.	61,426	2,686,159
WPX Energy, Inc.*	33,303	500,544

Total Oil, Gas & Consumable Fuels		15,441,961

Road & Rail 1.0%
Ryder System, Inc.	24,699	1,402,409

Total Road & Rail		1,402,409

Specialty Retail 1.6%
Best Buy Co., Inc.	40,558	659,473
Staples, Inc.	112,568	1,517,417

Total Specialty Retail		2,176,890

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	59,762	735,670

Total Thrifts & Mortgage Finance		735,670

Total Common Stocks (Cost $125,428,044)		138,167,508

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	734,078	734,078

Total Short Term Investments (Cost $734,078)		734,078

	Face Amount
SECURITIES LENDING COLLATERAL 2.5%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$1,025,362	1,025,362
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	1,025,362	1,025,362
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	1,459,869	1,459,869

Total Securities Lending Collateral (Cost $3,510,593)		3,510,593

Total Investments 102.5%(d) (Cost $129,672,715)		142,412,179

Other Assets and Liabilities, net – (2.5)%		(3,469,138)

Net Assets – 100.0%		$138,943,041

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013. (b)Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Investments are determined based on Level 1 inputs (Note G).

2

GUGGENHEIM S&P 500® PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Aerospace & Defense 1.0%
Boeing Co.(The)	52,294	$3,862,958

Total Aerospace & Defense		3,862,958

Airlines 1.9%
Southwest Airlines Co.	619,259	6,941,893

Total Airlines		6,941,893

Auto Components 2.1%
BorgWarner, Inc.*	44,575	3,306,574
Delphi Automotive PLC*	111,740	4,319,868

Total Auto Components		7,626,442

Beverages 1.7%
Constellation Brands, Inc. - Class A*	62,344	2,017,452
Dr Pepper Snapple Group, Inc.	40,216	1,812,535
Monster Beverage Corp.*	49,736	2,382,354

Total Beverages		6,212,341

Biotechnology 5.3%
Alexion Pharmaceuticals, Inc.*	48,812	4,587,840
Amgen, Inc.	35,659	3,047,418
Biogen Idec, Inc.*	13,135	2,050,111
Celgene Corp.*	49,148	4,863,686
Gilead Sciences, Inc.*	130,078	5,131,577

Total Biotechnology		19,680,632

Building Products 0.4%
Masco Corp.	85,022	1,563,555

Total Building Products		1,563,555

Capital Markets 2.6%
Ameriprise Financial, Inc.	53,732	3,563,506
Franklin Resources, Inc.	27,587	3,776,109
T. Rowe Price Group, Inc.	31,439	2,246,316

Total Capital Markets		9,585,931

Chemicals 5.6%
CF Industries Holdings, Inc.	16,949	3,884,202
Eastman Chemical Co.	63,781	4,538,018
Ecolab, Inc.	26,312	1,904,989
FMC Corp.	26,373	1,621,148
Mosaic Co.(The)	37,826	2,316,843
PPG Industries, Inc.(a)	16,285	2,245,213
Sherwin-Williams Co.(The)	25,055	4,062,418

Total Chemicals		20,572,831

Commercial Banks 3.7%
Huntington Bancshares, Inc.	814,181	5,666,700
US Bancorp	102,572	3,395,133
Zions Bancorp	199,168	4,644,598

Total Commercial Banks		13,706,431

Commercial Services & Supplies 1.0%
Cintas Corp.	47,677	2,014,830
Stericycle, Inc.*	16,903	1,594,798

Total Commercial Services & Supplies		3,609,628

Communications Equipment 0.7%
QUALCOMM, Inc.	41,862	2,764,148

Total Communications Equipment		2,764,148

Computers & Peripherals 3.2%
Apple, Inc.	9,928	4,520,318

	Shares	Value
Seagate Technology PLC	214,049	$7,273,385

Total Computers & Peripherals		11,793,703

Construction & Engineering 0.9%
Quanta Services, Inc.*	110,086	3,189,191

Total Construction & Engineering		3,189,191

Consumer Finance 4.4%
American Express Co.	34,889	2,051,822
Discover Financial Services	144,924	5,563,633
SLM Corp.	505,643	8,540,310

Total Consumer Finance		16,155,765

Containers & Packaging 0.5%
Ball Corp.	45,490	2,025,215
Total Containers & Packaging		2,025,215
Diversified Financial Services 2.5%
Bank of America Corp.	531,623	6,017,972
Moody’s Corp.	60,641	3,324,340

Total Diversified Financial Services		9,342,312

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. - Class A	41,215	2,784,898

Total Electronic Equipment, Instruments & Components		2,784,898

Health Care Equipment & Supplies 1.4%
Edwards Lifesciences Corp.*	16,208	1,457,585
Intuitive Surgical, Inc.*	6,179	3,549,094

Total Health Care Equipment & Supplies		5,006,679

Health Care Providers & Services 0.7%
DaVita, Inc.*	21,988	2,537,635

Total Health Care Providers & Services		2,537,635

Health Care Technology 0.4%
Cerner Corp.*	19,346	1,597,012

Total Health Care Technology		1,597,012

Hotels, Restaurants & Leisure 1.4%
Wyndham Worldwide Corp.	50,111	2,795,693
Wynn Resorts Ltd.	18,178	2,276,249

Total Hotels, Restaurants & Leisure		5,071,942

Household Durables 4.6%
DR Horton, Inc.	208,768	4,939,451
Leggett & Platt, Inc.	56,777	1,671,515
Lennar Corp. - Class A(a)	69,468	2,885,700
Newell Rubbermaid, Inc.	243,208	5,710,524
PulteGroup, Inc.*	80,638	1,672,432

Total Household Durables		16,879,622

Internet & Catalog Retail 5.4%
Amazon.com, Inc.*	15,220	4,040,910
Netflix, Inc.*	38,740	6,401,398
priceline.com, Inc.*	6,650	4,558,375
TripAdvisor, Inc.*	108,093	5,002,544

Total Internet & Catalog Retail		20,003,227

Internet Software & Services 3.6%
Akamai Technologies, Inc.*	45,707	1,860,732
eBay, Inc.*	88,425	4,945,610
Google, Inc. - Class A*	4,257	3,216,973
Yahoo!, Inc.*	171,513	3,366,800

Total Internet Software & Services		13,390,115

GUGGENHEIM S&P 500® PURE GROWTH ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
IT Services 2.3%
Cognizant Technology Solutions Corp. - Class A*	28,517	$2,229,459
Mastercard, Inc. - Class A	3,744	1,940,890
Visa, Inc. - Class A	27,318	4,313,785

Total IT Services		8,484,134

Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc.	126,742	5,675,507
Life Technologies Corp.*	101,707	6,579,426
PerkinElmer, Inc.	80,942	2,852,396

Total Life Sciences Tools & Services		15,107,329

Machinery 2.9%
Cummins, Inc.	20,465	2,349,996
Illinois Tool Works, Inc.	30,068	1,889,172
PACCAR, Inc.	88,929	4,184,999
Snap-on, Inc.	29,263	2,370,888

Total Machinery		10,795,055

Media 7.6%
CBS Corp. - Class B	62,628	2,612,840
Comcast Corp. - Class A	152,192	5,795,471
DIRECTV*	54,817	2,803,341
Discovery Communications, Inc. - Class A*	44,957	3,119,117
News Corp. - Class A	86,835	2,408,803
Scripps Networks Interactive, Inc. - Class A	89,258	5,513,467
Time Warner Cable, Inc.	29,935	2,674,393
Time Warner, Inc.	66,073	3,338,008

Total Media		28,265,440

Oil, Gas & Consumable Fuels 5.9%
Denbury Resources, Inc.*	373,578	6,959,758
EOG Resources, Inc.	23,495	2,936,405
Noble Energy, Inc.	19,998	2,155,585
Pioneer Natural Resources Co.	15,304	1,798,832
Tesoro Corp.	165,742	8,069,978

Total Oil, Gas & Consumable Fuels		21,920,558

Pharmaceuticals 4.5%
AbbVie, Inc.	71,611	2,627,407
Actavis, Inc.*	38,641	3,338,196
Eli Lilly & Co.	93,049	4,995,801
Mylan, Inc.*	197,706	5,589,149

Total Pharmaceuticals		16,550,553

Professional Services 0.4%
Equifax, Inc.	27,856	1,635,147

Total Professional Services		1,635,147

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	34,495	2,626,794
Health Care REIT, Inc.	35,193	2,211,528

Total Real Estate Investment Trusts (REITs)		4,838,322

Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	264,206	3,410,900
Broadcom Corp. - Class A	83,223	2,700,586
Intel Corp.	137,243	2,887,593
KLA-Tencor Corp.	51,578	2,832,148
LSI Corp.*	353,500	2,488,640
Teradyne, Inc.*	250,444	4,047,175

Total Semiconductors & Semiconductor Equipment		18,367,042

	Shares	Value
Software 1.7%
Adobe Systems, Inc.*	66,840	$2,528,557
Salesforce.com, Inc.*	22,186	3,818,876

Total Software		6,347,433

Specialty Retail 6.9%
AutoZone, Inc.*	6,202	2,292,879
Gap, Inc.(The)	133,044	4,347,878
Home Depot, Inc.	43,067	2,882,044
Limited Brands, Inc.	39,190	1,881,904
Lowe’s Cos., Inc.	74,943	2,862,073
PetSmart, Inc.	37,374	2,444,633
Ross Stores, Inc.	38,057	2,272,003
TJX Cos., Inc.	61,616	2,783,811
Urban Outfitters, Inc.*	86,396	3,696,885

Total Specialty Retail		25,464,110

Textiles, Apparel & Luxury Goods 0.6%
Fossil, Inc.*	21,444	2,264,058

Total Textiles, Apparel & Luxury Goods		2,264,058

Wireless Telecommunication Services 1.0%
Crown Castle International Corp.*	51,489	3,631,004

Total Wireless Telecommunication Services		3,631,004

Total Common Stocks (Cost $322,251,847)		369,574,291

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	328,349	328,349

Total Short Term Investments (Cost $328,349)		328,349

	Face Amount
SECURITIES LENDING COLLATERAL 0.9%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$963,356	963,356
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	963,356	963,356
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	1,371,588	1,371,588

Total Securities Lending Collateral (Cost $3,298,300)		3,298,300

Total Investments 100.9%(d) (Cost $325,878,496)		373,200,940

Other Assets and Liabilities, net – (0.9)%		(3,325,121)

Net Assets – 100.0%		$369,875,819

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Aerospace & Defense 3.7%
Alliant Techsystems, Inc.	6,860	$443,979
Esterline Technologies Corp.*	3,047	202,290
Exelis, Inc.	35,868	394,189
Huntington Ingalls Industries, Inc.	11,222	497,135

Total Aerospace & Defense		1,537,593

Air Freight & Logistics 1.2%
UTi Worldwide, Inc.	33,426	493,368

Total Air Freight & Logistics		493,368

Airlines 2.3%
JetBlue Airways Corp.*	162,194	942,347

Total Airlines		942,347

Capital Markets 0.9%
Apollo Investment Corp.	25,610	230,490
Janus Capital Group, Inc.	17,327	161,141

Total Capital Markets		391,631

Chemicals 1.6%
Cabot Corp.	5,964	223,233
Minerals Technologies, Inc.	6,539	270,518
Olin Corp.	7,647	177,869

Total Chemicals		671,620

Commercial Banks 3.4%
Associated Banc-Corp.	23,916	341,281
BancorpSouth, Inc.	18,209	264,031
First Niagara Financial Group, Inc.	42,580	333,827
FirstMerit Corp.(a)	14,628	222,785
International Bancshares Corp.	14,313	279,819

Total Commercial Banks		1,441,743

Commercial Services & Supplies 1.5%
Brink’s Co.(The)	10,732	320,028
R.R. Donnelley & Sons Co.(a)	33,175	305,210

Total Commercial Services & Supplies		625,238

Computers & Peripherals 1.9%
Diebold, Inc.	5,199	153,059
Lexmark International, Inc. - Class A(a)	18,116	435,871
QLogic Corp.*	16,100	185,955

Total Computers & Peripherals		774,885

Construction & Engineering 4.5%
Aecom Technology Corp.*	19,370	495,291
Granite Construction, Inc.	6,795	247,066
KBR, Inc.	7,801	243,547
URS Corp.	21,479	890,949

Total Construction & Engineering		1,876,853

Containers & Packaging 1.7%
Greif, Inc. - Class A	7,388	347,089
Rock Tenn Co. - Class A	4,396	347,064

Total Containers & Packaging		694,153

Diversified Consumer Services 1.0%
DeVry, Inc.	8,275	208,282
Regis Corp.	12,337	218,982

Total Diversified Consumer Services		427,264

Electric Utilities 1.1%
Great Plains Energy, Inc.	13,133	281,046

	Shares	Value
Hawaiian Electric Industries, Inc.	7,038	$189,815

Total Electric Utilities		470,861

Electrical Equipment 1.8%
General Cable Corp.*	22,820	767,208

Total Electrical Equipment		767,208

Electronic Equipment, Instruments & Components 9.6%
Arrow Electronics, Inc.*	19,162	736,204
Avnet, Inc.*	24,195	855,535
Ingram Micro, Inc. - Class A*	56,268	1,022,952
Tech Data Corp.*	17,739	903,093
Vishay Intertechnology, Inc.*	46,602	512,156

Total Electronic Equipment, Instruments & Components		4,029,940

Energy Equipment & Services 3.1%
Helix Energy Solutions Group, Inc.*	9,087	215,544
Superior Energy Services, Inc.*	26,852	670,495
Tidewater, Inc.	5,113	251,406
Unit Corp.*	3,348	161,139

Total Energy Equipment & Services		1,298,584

Food & Staples Retailing 0.8%
Harris Teeter Supermarkets, Inc.	7,781	322,834

Total Food & Staples Retailing		322,834

Food Products 2.3%
Post Holdings, Inc.*	6,482	246,251
Smithfield Foods, Inc.*	30,506	711,095

Total Food Products		957,346

Gas Utilities 0.9%
Atmos Energy Corp.	4,251	158,817
UGI Corp.	5,700	200,868

Total Gas Utilities		359,685

Health Care Providers & Services 10.9%
Community Health Systems, Inc.	24,800	950,584
Health Management Associates, Inc. - Class A*	53,649	560,095
Health Net, Inc.*	21,826	593,667
LifePoint Hospitals, Inc.*	16,628	726,810
Omnicare, Inc.	7,875	306,731
Owens & Minor, Inc.	17,308	529,798
Universal Health Services, Inc. - Class B	5,565	315,202
WellCare Health Plans, Inc.*	11,121	563,946

Total Health Care Providers & Services		4,546,833

Hotels, Restaurants & Leisure 1.4%
Wendy’s Co.(The)	44,524	228,853
WMS Industries, Inc.*	13,581	336,130

Total Hotels, Restaurants & Leisure		564,983

Insurance 15.2%
American Financial Group, Inc.	13,091	557,153
Aspen Insurance Holdings Ltd.	16,077	548,386
Everest Re Group Ltd.	3,654	423,170
Hanover Insurance Group, Inc.(The)	20,969	871,472
HCC Insurance Holdings, Inc.	6,107	236,219
Kemper Corp.	15,591	519,336
Mercury General Corp.	6,495	257,202
Old Republic International Corp.	44,037	502,022
Protective Life Corp.	21,930	693,865
Reinsurance Group of America, Inc.	14,615	838,755
StanCorp Financial Group, Inc.	18,434	716,898

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
W.R. Berkley Corp.	5,182	$213,343

Total Insurance		6,377,821

Internet Software & Services 1.4%
Monster Worldwide, Inc.*	103,854	602,353

Total Internet Software & Services		602,353

IT Services 2.3%
Convergys Corp.	12,159	206,946
ManTech International Corp. - Class A	30,707	757,542

Total IT Services		964,488

Machinery 4.1%
AGCO Corp.*	8,540	452,620
Oshkosh Corp.*	17,833	698,697
SPX Corp.	2,479	185,008
Trinity Industries, Inc.	9,138	362,778

Total Machinery		1,699,103

Media 2.0%
Scholastic Corp.	18,820	558,201
Valassis Communications, Inc.(a)	9,638	270,443

Total Media		828,644

Metals & Mining 4.2%
Commercial Metals Co.	47,707	794,322
Reliance Steel & Aluminum Co.	6,911	447,280
Steel Dynamics, Inc.	33,883	515,360

Total Metals & Mining		1,756,962

Multiline Retail 0.7%
Saks, Inc.*	27,209	294,129

Total Multiline Retail		294,129

Oil, Gas & Consumable Fuels 3.2%
Alpha Natural Resources, Inc.*	35,165	311,562
Arch Coal, Inc.(a)	43,221	307,734
Bill Barrett Corp.*	11,150	178,065
World Fuel Services Corp.	12,203	526,071

Total Oil, Gas & Consumable Fuels		1,323,432

Paper & Forest Products 1.1%
Domtar Corp.	5,774	480,570

Total Paper & Forest Products		480,570

Professional Services 2.6%
FTI Consulting, Inc.*	8,692	282,490
Manpower, Inc.	15,257	785,736

Total Professional Services		1,068,226

Road & Rail 1.3%
Con-way, Inc.	17,630	553,229

Total Road & Rail		553,229

Semiconductors & Semiconductor Equipment 0.4%
Intersil Corp. - Class A	21,148	182,930

Total Semiconductors & Semiconductor Equipment		182,930

Specialty Retail 1.8%
Aeropostale, Inc.*	12,423	168,083
Barnes & Noble, Inc.*(a)	25,415	339,036
Rent-A-Center, Inc.	7,259	259,001

Total Specialty Retail		766,120

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	34,837	339,312

	Shares	Value
New York Community Bancorp, Inc.(a)	11,942	$159,426

Total Thrifts & Mortgage Finance		498,738

Tobacco 1.2%
Universal Corp.	9,369	509,486

Total Tobacco		509,486

Wireless Telecommunication Services 1.6%
Telephone & Data Systems, Inc.	26,812	678,076

Total Wireless Telecommunication Services		678,076

Total Common Stocks (Cost $37,983,639)		41,779,276

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	46,100	46,100

Total Short Term Investments (Cost $46,100)		46,100

	Face Amount
SECURITIES LENDING COLLATERAL 1.1%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$138,809	138,809
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	138,809	138,809
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	197,631	197,631

Total Securities Lending Collateral (Cost $475,249)		475,249

Total Investments 101.1%(d) (Cost $38,504,988)		42,300,625

Other Assets and Liabilities, net – (1.1)%		(463,487)

Net Assets – 100.0%		$41,837,138

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

2

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.8%

Aerospace & Defense 0.5%
B/E Aerospace, Inc.*	53,350	$2,746,991

Total Aerospace & Defense		2,746,991

Airlines 1.4%
Alaska Air Group, Inc.*	179,332	8,272,585

Total Airlines		8,272,585

Auto Components 1.0%
Gentex Corp.	302,754	5,791,684

Total Auto Components		5,791,684

Automobiles 2.0%
Thor Industries, Inc.	274,797	11,563,458

Total Automobiles		11,563,458

Biotechnology 4.4%
Regeneron Pharmaceuticals, Inc.*	52,868	9,195,860
United Therapeutics Corp.*	151,706	8,175,436
Vertex Pharmaceuticals, Inc.*	176,002	7,881,370

Total Biotechnology		25,252,666

Building Products 1.8%
Fortune Brands Home & Security, Inc.*	154,163	5,047,297
Lennox International, Inc.	92,226	5,303,917

Total Building Products		10,351,214

Capital Markets 3.4%
Affiliated Managers Group, Inc.*	40,381	5,812,037
Eaton Vance Corp.	93,352	3,379,342
Jefferies Group, Inc.	348,915	6,953,876
Waddell & Reed Financial, Inc.—Class A	93,434	3,709,330

Total Capital Markets		19,854,585

Chemicals 2.0%
NewMarket Corp.	17,573	4,483,926
Valspar Corp.	109,485	7,256,666

Total Chemicals		11,740,592

Commercial Banks 6.8%
Cathay General Bancorp	470,457	9,131,570
City National Corp.	176,195	9,331,287
Signature Bank*	62,101	4,591,127
SVB Financial Group*	129,387	8,587,415
Synovus Financial Corp.(a)	2,938,989	7,582,592

Total Commercial Banks		39,223,991

Commercial Services & Supplies 2.5%
Clean Harbors, Inc.*	54,792	3,045,887
Copart, Inc.*	175,281	6,294,341
Corrections Corp. of America	133,731	5,067,068

Total Commercial Services & Supplies		14,407,296

Communications Equipment 1.9%
Ciena Corp.*	410,382	6,426,582
InterDigital, Inc.(a)	108,537	4,709,420

Total Communications Equipment		11,136,002

Construction & Engineering 1.0%
Shaw Group, Inc.(The)*	121,572	5,752,787

Total Construction & Engineering		5,752,787

	Shares	Value
Containers & Packaging 0.5%
Packaging Corp. of America	72,309	$2,778,835

Total Containers & Packaging		2,778,835

Distributors 1.6%
LKQ Corp.*	407,722	9,128,896

Total Distributors		9,128,896

Diversified Consumer Services 0.7%
Service Corp. International	260,504	3,889,325

Total Diversified Consumer Services		3,889,325

Diversified Telecommunication Services 0.8%
tw telecom, Inc.*	157,412	4,349,294

Total Diversified Telecommunication Services		4,349,294

Electrical Equipment 0.7%
AMETEK, Inc.	92,293	3,783,090

Total Electrical Equipment		3,783,090

Electronic Equipment, Instruments & Components 1.6%
Itron, Inc.*	95,240	4,418,184
Trimble Navigation, Ltd.*	81,454	5,090,875

Total Electronic Equipment, Instruments & Components		9,509,059

Food Products 1.4%
Ingredion, Inc.	121,060	7,998,434

Total Food Products		7,998,434

Health Care Equipment & Supplies 2.4%
Cooper Cos., Inc.(The)	39,995	4,053,493
ResMed, Inc.(a)	153,189	6,709,678
Thoratec Corp.*	93,056	3,399,336

Total Health Care Equipment & Supplies		14,162,507

Hotels, Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	142,853	6,324,102

Total Hotels, Restaurants & Leisure		6,324,102

Household Durables 2.8%
Jarden Corp.*	131,830	7,756,877
MDC Holdings, Inc.	122,170	4,803,725
Toll Brothers, Inc.*	105,067	3,934,759

Total Household Durables		16,495,361

Insurance 1.9%
First American Financial Corp.	455,947	10,892,574

Total Insurance		10,892,574

Internet & Catalog Retail 0.6%
HSN, Inc.	58,289	3,474,024

Total Internet & Catalog Retail		3,474,024

Internet Software & Services 4.5%
Equinix, Inc.*	40,800	8,789,544
Rackspace Hosting, Inc.*	133,031	10,023,886
ValueClick, Inc.*	356,817	7,304,044

Total Internet Software & Services		26,117,474

IT Services 5.2%
Alliance Data Systems Corp.*	50,574	7,970,462
CoreLogic, Inc.*	336,679	8,834,457
NeuStar, Inc. - Class A*	143,302	6,468,652
WEX, Inc.*	86,786	6,822,248

Total IT Services		30,095,819

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Leisure Equipment & Products 1.2%
Polaris Industries, Inc.	82,474	$7,182,661

Total Leisure Equipment & Products		7,182,661

Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.*	71,280	2,945,290

Total Life Sciences Tools & Services		2,945,290

Machinery 7.6%
Graco, Inc.	60,107	3,438,121
Lincoln Electric Holdings, Inc.	101,059	5,450,112
Nordson Corp.	94,594	6,396,446
Terex Corp.*	372,024	12,046,137
Timken Co.	112,787	6,046,511
Valmont Industries, Inc.	47,755	6,958,859
Wabtec Corp.	37,173	3,480,136

Total Machinery		43,816,322

Media 2.4%
AMC Networks, Inc. - Class A*	72,249	4,116,026
Cinemark Holdings, Inc.	225,366	6,341,799
Lamar Advertising Co. - Class A*	87,367	3,725,329

Total Media		14,183,154

Metals & Mining 2.5%
Royal Gold, Inc.	36,641	2,735,984
Worthington Industries, Inc.	426,744	11,726,925

Total Metals & Mining		14,462,909

Oil, Gas & Consumable Fuels 3.6%
HollyFrontier Corp.	260,950	13,626,809
Northern Oil and Gas, Inc.*(a)	449,415	7,433,324

Total Oil, Gas & Consumable Fuels		21,060,133

Paper & Forest Products 0.9%
Louisiana-Pacific Corp.*	253,392	4,923,407

Total Paper & Forest Products		4,923,407

Real Estate Investment Trusts (REITs) 0.6%
Extra Space Storage, Inc.	79,763	3,177,758

Total Real Estate Investment Trusts (REITs)		3,177,758

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	47,107	4,340,439

Total Real Estate Management & Development		4,340,439

Road & Rail 0.9%
JB Hunt Transport Services, Inc.	78,056	5,250,827

Total Road & Rail		5,250,827

Semiconductors & Semiconductor Equipment 4.7%
Atmel Corp.*	433,653	2,905,475
Cree, Inc.*	97,338	4,200,135
Semtech Corp.*	437,432	13,192,949
Skyworks Solutions, Inc.*	290,694	6,959,214

Total Semiconductors & Semiconductor Equipment		27,257,773

Software 3.7%
ACI Worldwide, Inc.*	87,458	4,157,753
Cadence Design Systems, Inc.*	199,948	2,785,276
Concur Technologies, Inc.*	61,486	4,113,414
Mentor Graphics Corp.*	326,601	5,594,675
Solarwinds, Inc.*	88,934	4,839,788

Total Software		21,490,906

	Shares	Value
Specialty Retail 10.0%
American Eagle Outfitters, Inc.	178,582	$3,609,142
ANN, Inc.*	151,127	4,660,757
Ascena Retail Group, Inc.*	463,630	7,858,528
Cabela’s, Inc.*	78,943	4,075,038
Chico’s FAS, Inc.	837,463	15,015,711
Dick’s Sporting Goods, Inc.	91,459	4,352,534
Foot Locker, Inc.	182,436	6,266,677
Tractor Supply Co.	30,426	3,154,263
Williams-Sonoma, Inc.	204,267	8,987,748

Total Specialty Retail		57,980,398

Textiles, Apparel & Luxury Goods 4.5%
Carter’s, Inc.*	51,175	3,082,270
Hanesbrands, Inc.*	87,832	3,291,943
PVH Corp.	83,783	9,959,285
Under Armour, Inc. - Class A*	128,353	6,529,317
Warnaco Group, Inc.(The)*	46,193	3,381,790

Total Textiles, Apparel & Luxury Goods		26,244,605

Thrifts & Mortgage Finance 1.4%
Washington Federal, Inc.	476,833	8,387,492

Total Thrifts & Mortgage Finance		8,387,492

Total Common Stocks (Cost $504,318,381)		577,796,719

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	1,538,608	1,538,608

Total Short Term Investments (Cost $1,538,608)		1,538,608

	Face Amount
SECURITIES LENDING COLLATERAL 0.3%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$586,826	586,826
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	586,826	586,826
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	835,500	835,500

Total Securities Lending Collateral (Cost $2,009,152)		2,009,152

Total Investments 100.4%(d) (Cost $507,866,141)		581,344,479

Other Assets and Liabilities, net – (0.4)%		(2,054,359)

Net Assets – 100.0%		$579,290,120

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.9%

Aerospace & Defense 3.1%
AAR Corp.	68,879	$1,298,369
Curtiss-Wright Corp.	9,441	336,572
Moog, Inc. - Class A*	8,001	350,444
Orbital Sciences Corp.*	32,085	471,649

Total Aerospace & Defense		2,457,034

Airlines 1.3%
SkyWest, Inc.	79,835	1,009,114

Total Airlines		1,009,114

Auto Components 1.4%
Spartan Motors, Inc.	116,402	659,999
Standard Motor Products, Inc.	19,798	459,512

Total Auto Components		1,119,511

Building Products 2.3%
Gibraltar Industries, Inc.*	28,961	503,053
Griffon Corp.	68,323	806,211
Universal Forest Products, Inc.	12,780	519,507

Total Building Products		1,828,771

Capital Markets 1.5%
Calamos Asset Management, Inc. - Class A	41,461	432,024
Prospect Capital Corp.	1	11
Stifel Financial Corp.*	7,054	259,940
SWS Group, Inc.*	75,580	498,072

Total Capital Markets		1,190,047

Chemicals 2.6%
A. Schulman, Inc.	16,524	531,246
OM Group, Inc.*	41,519	1,146,755
Zep, Inc.	30,360	443,256

Total Chemicals		2,121,257

Commercial Banks 1.3%
First BanCorp*	103,973	533,382
Old National Bancorp	14,717	196,619
Umpqua Holdings Corp.	26,696	337,437

Total Commercial Banks		1,067,438

Commercial Services & Supplies 3.6%
ABM Industries, Inc.	33,771	740,260
Consolidated Graphics, Inc.*	15,377	563,260
SYKES Enterprises, Inc.*	25,134	404,657
United Stationers, Inc.	19,520	650,797
Viad Corp.	18,524	517,190

Total Commercial Services & Supplies		2,876,164

Communications Equipment 1.0%
Bel Fuse, Inc. - Class B	22,579	420,647
Comtech Telecommunications Corp.	7,875	208,687
Digi International, Inc.*	18,882	185,044

Total Communications Equipment		814,378

Computers & Peripherals 0.9%
Super Micro Computer, Inc.*	57,984	717,842

Total Computers & Peripherals		717,842

Construction & Engineering 1.7%
Comfort Systems USA, Inc.	44,376	572,894
Dycom Industries, Inc.*	15,381	322,694

	Shares	Value
EMCOR Group, Inc.	12,991	$471,963

Total Construction & Engineering		1,367,551

Consumer Finance 1.0%
Cash America International, Inc.	10,706	512,925
EZCORP, Inc. - Class A*	13,747	305,183

Total Consumer Finance		818,108

Distributors 2.1%
VOXX International Corp.*	171,073	1,652,565

Total Distributors		1,652,565

Diversified Consumer Services 3.1%
Career Education Corp.*	103,299	357,415
Corinthian Colleges, Inc.*(a)	454,544	1,118,178
ITT Educational Services, Inc.*(a)	27,528	463,572
Lincoln Educational Services Corp.	93,271	516,721

Total Diversified Consumer Services		2,455,886

Diversified Financial Services 0.4%
Interactive Brokers Group, Inc. - Class A	22,341	319,476

Total Diversified Financial Services		319,476

Diversified Telecommunication Services 0.4%
Cbeyond, Inc.*	34,616	304,621

Total Diversified Telecommunication Services		304,621

Electrical Equipment 0.2%
Powell Industries, Inc.*	4,363	197,426

Total Electrical Equipment		197,426

Electronic Equipment, Instruments & Components 8.2%
Anixter International, Inc.	7,468	502,447
Benchmark Electronics, Inc.*	48,432	850,466
CTS Corp.	42,623	424,099
Insight Enterprises, Inc.*	46,605	913,458
Mercury Systems, Inc.*	42,107	309,486
Methode Electronics, Inc.	37,259	358,431
Newport Corp.*	23,602	340,341
Plexus Corp.*	24,288	619,830
Radisys Corp.*	129,503	505,062
Scansource, Inc.*	25,454	739,693
SYNNEX Corp.*	27,284	980,860

Total Electronic Equipment, Instruments & Components		6,544,173

Energy Equipment & Services 3.8%
Basic Energy Services, Inc.*	68,220	882,085
ERA Group, Inc.*	9,399	191,646
Gulf Island Fabrication, Inc.	7,223	167,718
Matrix Service Co.*	46,529	664,434
Pioneer Energy Services Corp.*	85,123	645,232
SEACOR Holdings, Inc.	2,551	232,064
Tetra Technologies, Inc.*	32,952	280,092

Total Energy Equipment & Services		3,063,271

Food & Staples Retailing 3.2%
Andersons, Inc.(The)	17,121	807,255
Casey’s General Stores, Inc.	7,820	427,989
Nash Finch Co.	18,516	384,577
Spartan Stores, Inc.	55,947	908,579

Total Food & Staples Retailing		2,528,400

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Food Products 1.0%
Seneca Foods Corp. - Class A*	27,908	$837,519

Total Food Products		837,519

Health Care Equipment & Supplies 1.0%
Invacare Corp.	48,709	766,193

Total Health Care Equipment & Supplies		766,193

Health Care Providers & Services 7.4%
Almost Family, Inc.	29,977	600,139
Amedisys, Inc.*	94,352	1,049,194
Centene Corp.*	8,032	346,661
Cross Country Healthcare, Inc.*	72,662	410,540
Ensign Group, Inc.(The)	6,705	191,495
Gentiva Health Services, Inc.*	63,835	632,605
Kindred Healthcare, Inc.*	70,288	757,705
LHC Group, Inc.*	17,469	373,138
Magellan Health Services, Inc.*	8,338	427,739
Molina Healthcare, Inc.*	12,153	348,913
PharMerica Corp.*	55,993	810,779

Total Health Care Providers & Services		5,948,908

Hotels, Restaurants & Leisure 3.3%
Biglari Holdings, Inc.*	608	224,279
Boyd Gaming Corp.*(a)	145,223	1,018,013
Marcus Corp.	26,930	358,169
Monarch Casino & Resort, Inc.*	20,872	216,234
Red Robin Gourmet Burgers, Inc.*	7,908	292,359
Ruby Tuesday, Inc.*	75,723	570,194

Total Hotels, Restaurants & Leisure		2,679,248

Household Durables 1.9%
American Greetings Corp. - Class A	38,176	610,816
Blyth, Inc.(a)	30,988	434,142
Universal Electronics, Inc.*	23,842	455,382

Total Household Durables		1,500,340

Household Products 0.7%
Central Garden & Pet Co. - Class A*	55,584	534,718

Total Household Products		534,718

Insurance 7.2%
Horace Mann Educators Corp.	32,509	706,746
Infinity Property & Casualty Corp.	8,435	501,630
Meadowbrook Insurance Group, Inc.	136,682	856,996
Navigators Group, Inc.(The)*	7,637	414,155
Safety Insurance Group, Inc.	6,533	313,649
Selective Insurance Group, Inc.	22,583	463,177
Stewart Information Services Corp.	31,028	824,104
Tower Group, Inc.	51,404	992,097
United Fire Group, Inc.	31,480	730,021

Total Insurance		5,802,575

Internet Software & Services 1.4%
Digital River, Inc.*	20,780	301,725
QuinStreet, Inc.*	61,292	345,687
United Online, Inc.	71,367	473,877

Total Internet Software & Services		1,121,289

IT Services 2.1%
CACI International, Inc. - Class A*	13,315	714,084
CIBER, Inc.*	296,659	1,002,707

Total IT Services		1,716,791

	Shares	Value
Leisure Equipment & Products 0.6%
Jakks Pacific, Inc.(a)	37,032	$483,638

Total Leisure Equipment & Products		483,638

Life Sciences Tools & Services 0.3%
Affymetrix, Inc.*	53,102	201,257

Total Life Sciences Tools & Services		201,257

Machinery 0.7%
Astec Industries, Inc.	9,081	320,741
Briggs & Stratton Corp.(a)	9,074	215,326

Total Machinery		536,067

Media 1.0%
E.W. Scripps Co. - Class A*	25,555	280,850
Live Nation Entertainment, Inc.*	52,508	538,732

Total Media		819,582

Metals & Mining 4.2%
A.M. Castle & Co.*(a)	45,761	771,073
Century Aluminum Co.*	44,032	379,116
Kaiser Aluminum Corp.	3,964	246,402
Materion Corp.	33,148	891,681
Olympic Steel, Inc.	51,848	1,089,326

Total Metals & Mining		3,377,598

Multi-Utilities 0.3%
Avista Corp.	9,474	244,998

Total Multi-Utilities		244,998

Multiline Retail 0.9%
Fred’s, Inc. - Class A(a)	56,630	748,649

Total Multiline Retail		748,649

Oil, Gas & Consumable Fuels 1.1%
Cloud Peak Energy, Inc.*	15,564	272,525
Stone Energy Corp.*	11,218	252,405
Swift Energy Co.*	26,138	393,900

Total Oil, Gas & Consumable Fuels		918,830

Paper & Forest Products 0.9%
Clearwater Paper Corp.*	6,159	279,064
PH Glatfelter Co.	24,834	461,416

Total Paper & Forest Products		740,480

Professional Services 4.9%
CDI Corp.	41,639	708,696
Dolan Co.(The)*	46,872	164,521
Heidrick & Struggles International, Inc.	30,262	478,442
Insperity, Inc.	8,515	286,359
Kelly Services, Inc. - Class A	74,274	1,183,928
Korn/Ferry International*	15,101	259,435
Navigant Consulting, Inc.*	36,264	418,124
TrueBlue, Inc.*	23,860	410,153

Total Professional Services		3,909,658

Road & Rail 1.3%
Arkansas Best Corp.	101,070	1,063,256

Total Road & Rail		1,063,256

Semiconductors & Semiconductor Equipment 2.2%
Brooks Automation, Inc.	66,418	621,673
Cohu, Inc.	19,219	201,415
GT Advanced Technologies, Inc.*(a)	155,531	491,478
Pericom Semiconductor Corp.*	31,130	220,089

2

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Rubicon Technology, Inc.*	27,914	$187,582

Total Semiconductors & Semiconductor Equipment		1,722,237

Specialty Retail 7.8%
Big 5 Sporting Goods Corp.	30,433	422,106
Genesco, Inc.*	5,323	331,783
Group 1 Automotive, Inc.	10,299	697,654
Kirkland’s, Inc.*	53,307	616,762
MarineMax, Inc.*	65,655	766,850
Men’s Wearhouse, Inc. (The)	6,807	206,593
OfficeMax, Inc.	101,640	1,095,679
Pep Boys- Manny, Moe & Jack	74,642	830,766
Sonic Automotive, Inc. - Class A	27,468	666,648
Stein Mart, Inc.	74,262	626,771

Total Specialty Retail		6,261,612

Textiles, Apparel & Luxury Goods 2.2%
Perry Ellis International, Inc.	33,993	656,065
Quiksilver, Inc.*	162,925	1,065,529

Total Textiles, Apparel & Luxury Goods		1,721,594

Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	71,488	366,733
Provident Financial Services, Inc.	16,959	251,502

Total Thrifts & Mortgage Finance		618,235

Tobacco 1.2%
Alliance One International, Inc.*	267,833	969,555

Total Tobacco		969,555

Wireless Telecommunication Services 0.4%
USA Mobility, Inc.	29,776	344,211

Total Wireless Telecommunication Services		344,211

Total Common Stocks (Cost $76,694,098)		80,042,071

SHORT TERM INVESTMENTS 0.1%
SSgA Government Money Market Fund	69,103	69,103

Total Short Term Investments (Cost $69,103)		69,103

	Face Amount
SECURITIES LENDING COLLATERAL 1.7%(b)
Repurchase Agreements:
HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$388,574	388,574
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	388,574	388,574
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	553,236	553,236

Total Securities Lending Collateral (Cost $1,330,384)		1,330,384

Total Investments 101.7%(d) (Cost $78,093,585)	81,441,558

Other Assets and Liabilities, net – (1.7)%	(1,376,820)

Net Assets – 100.0%	$80,064,738

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

3

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 99.4%

Airlines 0.6%
Allegiant Travel Co.	5,903	$439,596

Total Airlines		439,596

Auto Components 1.9%
Dorman Products, Inc.	16,640	576,243
Drew Industries, Inc.	23,219	850,280

Total Auto Components		1,426,523

Automobiles 1.5%
Winnebago Industries, Inc.*	62,260	1,165,507

Total Automobiles		1,165,507

Biotechnology 1.5%
Acorda Therapeutics, Inc.*	15,096	435,973
ArQule, Inc.*	100,412	254,042
Spectrum Pharmaceuticals, Inc.(a)	38,395	484,161

Total Biotechnology		1,174,176

Building Products 0.4%
Quanex Building Products Corp.	15,441	319,011

Total Building Products		319,011

Capital Markets 2.4%
HFF, Inc. - Class A	66,545	1,160,545
Virtus Investment Partners, Inc.*	4,649	692,747

Total Capital Markets		1,853,292

Chemicals 2.5%
American Vanguard Corp.	17,978	609,454
H.B. Fuller Co.	9,607	375,442
PolyOne Corp.	27,635	603,548
Quaker Chemical Corp.	5,516	315,350

Total Chemicals		1,903,794

Commercial Banks 10.0%
Bank of the Ozarks, Inc.	10,796	392,111
BBCN Bancorp, Inc.	58,030	701,583
Boston Private Financial Holdings, Inc.	31,647	292,735
First Commonwealth Financial Corp.	114,261	807,825
FNB Corp.	44,880	520,159
Home BancShares, Inc.	19,997	694,296
National Penn Bancshares, Inc.	62,470	609,082
PacWest Bancorp	31,598	868,313
Pinnacle Financial Partners, Inc.*	31,681	680,191
PrivateBancorp, Inc.	54,081	928,571
Texas Capital Bancshares, Inc.*	18,679	773,310
Wilshire Bancorp, Inc.*	66,627	409,090

Total Commercial Banks		7,677,266

Commercial Services & Supplies 0.8%
Geo Group, Inc.(The)	11,148	363,648
Healthcare Services Group, Inc.	11,370	274,585

Total Commercial Services & Supplies		638,233

Communications Equipment 3.0%
Arris Group, Inc.*	12,193	201,428
Ixia*	48,269	916,628
Netgear, Inc.*	19,854	697,074
Procera Networks, Inc.*	28,660	482,348

Total Communications Equipment		2,297,478

Computers & Peripherals 2.7%
3D Systems Corp.*(a)	28,371	1,641,262

	Shares	Value
Electronics for Imaging, Inc.*	20,613	$466,266

Total Computers & Peripherals		2,107,528

Construction Materials 1.0%
Eagle Materials, Inc.	4,050	262,318
Headwaters, Inc.*	29,322	274,454
Texas Industries, Inc.*	4,103	233,215

Total Construction Materials		769,987

Consumer Finance 1.9%
Encore Capital Group, Inc.*	15,227	458,180
First Cash Financial Services, Inc.*	8,166	435,329
Portfolio Recovery Associates, Inc.*	5,229	559,242

Total Consumer Finance		1,452,751

Distributors 0.4%
Pool Corp.	6,519	298,701

Total Distributors		298,701

Diversified Consumer Services 0.8%
American Public Education, Inc.*(a)	5,389	207,638
Coinstar, Inc.*(a)	8,015	407,803

Total Diversified Consumer Services		615,441

Diversified Financial Services 0.5%
MarketAxess Holdings, Inc.	9,202	347,928

Total Diversified Financial Services		347,928

Electrical Equipment 0.9%
AZZ, Inc.	10,833	463,544
Franklin Electric Co., Inc.	3,167	210,669

Total Electrical Equipment		674,213

Electronic Equipment, Instruments & Components 3.2%
Cognex Corp.	20,030	794,390
FEI Co.	7,013	427,512
Littelfuse, Inc.	7,478	478,667
Measurement Specialties, Inc.*	21,523	759,762

Total Electronic Equipment, Instruments & Components		2,460,331

Energy Equipment & Services 1.6%
Geospace Technologies Corp.*	13,835	1,247,364

Total Energy Equipment & Services		1,247,364

Food Products 1.5%
Darling International, Inc.*	42,192	711,779
Hain Celestial Group, Inc.(The)*	7,594	432,782

Total Food Products		1,144,561

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	8,032	310,999
Analogic Corp.	6,219	473,826
Cantel Medical Corp.	13,508	424,286
Cyberonics, Inc.*	8,772	380,354
Greatbatch, Inc.*	18,417	488,787
ICU Medical, Inc.*	4,404	266,222
Neogen Corp.*	3,817	177,452

Total Health Care Equipment & Supplies		2,521,926

Health Care Providers & Services 3.0%
Air Methods Corp.	8,148	356,231
Bio-Reference Labs, Inc.*(a)	23,742	659,315
Hanger, Inc.*	12,485	358,694
Landauer, Inc.	3,090	194,639

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
MWI Veterinary Supply, Inc.*	6,444	$723,726

Total Health Care Providers & Services		2,292,605

Health Care Technology 0.4%
HealthStream, Inc.*	13,559	335,992

Total Health Care Technology		335,992

Hotels, Restaurants & Leisure 1.7%
Buffalo Wild Wings, Inc.*	3,698	271,988
Multimedia Games Holding Co., Inc.*	31,912	540,589
Papa John’s International, Inc.*	4,530	254,133
SHFL Entertainment, Inc.*	17,983	266,149

Total Hotels, Restaurants & Leisure		1,332,859

Household Durables 1.6%
Ethan Allen Interiors, Inc.	9,470	273,778
iRobot Corp.*	14,776	338,075
M/I Homes, Inc.*	13,588	370,137
Meritage Homes Corp.*	4,834	213,856

Total Household Durables		1,195,846

Industrial Conglomerates 1.3%
Standex International Corp.	17,362	983,557

Total Industrial Conglomerates		983,557

Insurance 0.5%
eHealth, Inc.*	16,198	394,745

Total Insurance		394,745

Internet Software & Services 8.4%
Blucora, Inc.*	82,928	1,232,310
Dealertrack Technologies, Inc.*	24,568	775,857
Dice Holdings, Inc.*	86,726	816,092
Liquidity Services, Inc.*	14,309	456,028
LivePerson, Inc.*	18,647	249,310
NIC, Inc.	14,925	243,278
OpenTable, Inc.*(a)	14,062	740,927
Perficient, Inc.*	74,726	893,723
Stamps.com, Inc.*	10,985	296,485
XO Group, Inc.*	81,613	785,117

Total Internet Software & Services		6,489,127

IT Services 1.4%
ExlService Holdings, Inc.*	12,915	383,059
iGate Corp.*	13,799	241,206
MAXIMUS, Inc.	6,537	448,242

Total IT Services		1,072,507

Leisure Equipment & Products 2.1%
Arctic Cat, Inc.*	20,304	733,786
Brunswick Corp.	7,987	288,810
Sturm Ruger & Co., Inc.(a)	12,100	614,317

Total Leisure Equipment & Products		1,636,913

Life Sciences Tools & Services 1.9%
Cambrex Corp.*	30,641	360,032
Luminex Corp.*	36,784	676,090
PAREXEL International Corp.*	13,065	442,250

Total Life Sciences Tools & Services		1,478,372

Machinery 2.3%
Lindsay Corp.	6,154	572,568
Lydall, Inc.*	42,198	644,786
Toro Co.(The)	12,365	544,431

Total Machinery		1,761,785

	Shares	Value
Metals & Mining 1.0%
Globe Specialty Metals, Inc.	13,011	$197,247
SunCoke Energy, Inc.*	34,826	577,415

Total Metals & Mining		774,662

Multiline Retail 1.5%
Tuesday Morning Corp.*	140,403	1,179,385

Total Multiline Retail		1,179,385

Oil, Gas & Consumable Fuels 0.6%
Gulfport Energy Corp.*	11,404	470,643

Total Oil, Gas & Consumable Fuels		470,643

Paper & Forest Products 0.6%
Deltic Timber Corp.	6,214	450,888

Total Paper & Forest Products		450,888

Personal Products 2.1%
Inter Parfums, Inc.	12,290	266,816
Medifast, Inc.*	23,522	576,994
Prestige Brands Holdings, Inc.*	37,155	796,975

Total Personal Products		1,640,785

Pharmaceuticals 3.1%
Akorn, Inc.*	50,484	660,836
Medicines Co.(The)*	23,650	706,662
Questcor Pharmaceuticals, Inc.(a)	6,616	168,576
Salix Pharmaceuticals Ltd.*	6,848	328,019
ViroPharma, Inc.*	19,140	510,272

Total Pharmaceuticals		2,374,365

Professional Services 1.5%
On Assignment, Inc.*	46,526	1,137,561

Total Professional Services		1,137,561

Real Estate Investment Trusts (REITs) 2.0%
Sabra Health Care REIT, Inc.	45,414	1,139,437
Universal Health Realty Income Trust	6,735	371,301

Total Real Estate Investment Trusts (REITs)		1,510,738

Road & Rail 0.6%
Old Dominion Freight Line, Inc.*	12,892	480,614

Total Road & Rail		480,614

Semiconductors & Semiconductor Equipment 9.7%
Advanced Energy Industries, Inc.*	44,604	684,671
Cirrus Logic, Inc.*	45,683	1,289,631
Cymer, Inc.*	9,439	971,934
Entropic Communications, Inc.*	106,703	559,124
Kulicke & Soffa Industries, Inc.*	70,491	797,958
Microsemi Corp.*	13,936	291,541
Monolithic Power Systems, Inc.	17,720	412,876
Nanometrics, Inc.*	18,267	285,148
Rudolph Technologies, Inc.*	56,932	768,013
Ultratech, Inc.*	26,065	1,061,627
Veeco Instruments, Inc.*(a)	11,064	347,963

Total Semiconductors & Semiconductor Equipment		7,470,486

Software 4.1%
CommVault Systems, Inc.*	6,312	484,320
Interactive Intelligence Group, Inc.*	11,541	464,179
Manhattan Associates, Inc.*	6,133	420,172
Netscout Systems, Inc.*	8,347	217,272
Sourcefire, Inc.*	13,504	575,270
Tyler Technologies, Inc.*	6,951	375,702
VASCO Data Security International, Inc.*	35,018	283,646

2

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
Websense, Inc.*	24,676	$361,010

Total Software		3,181,571

Specialty Retail 1.8%
Lumber Liquidators Holdings, Inc.*	9,051	535,638
Rue21, Inc.*	7,957	236,403
Select Comfort Corp.*	14,982	329,904
Vitamin Shoppe, Inc.*	5,192	317,127

Total Specialty Retail		1,419,072

Textiles, Apparel & Luxury Goods 1.7%
Movado Group, Inc.	15,532	567,850
Oxford Industries, Inc.	4,939	243,888
Steven Madden Ltd.*	11,216	516,833

Total Textiles, Apparel & Luxury Goods		1,328,571

Thrifts & Mortgage Finance 2.1%
Oritani Financial Corp.	56,829	860,391
ViewPoint Financial Group, Inc.	35,200	744,480

Total Thrifts & Mortgage Finance		1,604,871

Total Common Stocks (Cost $67,273,777)		76,534,127

SHORT TERM INVESTMENTS 0.6%

SSgA Government Money Market Fund	461,698	461,698

Total Short Term Investments (Cost $461,698)		461,698

	Face Amount
SECURITIES LENDING COLLATERAL 2.9%(b)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$651,753	651,753
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	651,753	651,753
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	927,939	927,939

Total Securities Lending Collateral (Cost $2,231,445)		2,231,445

Total Investments 102.9%(d) (Cost $69,966,920)		79,227,270

Other Assets and Liabilities, net – (2.9)%		(2,222,795)

Net Assets – 100.0%		$77,004,475

*	Non-Income Producing Security.
(a)	All or a portion of this security was on loan as of January 31, 2013.
(b)	Securities lending collateral (Note H).
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

3

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Shares	Value
COMMON STOCKS 80.8%

Aerospace & Defense 1.9%
Boeing Co.(The)	2,102	$155,275
General Dynamics Corp.	1,028	68,156
Honeywell International, Inc.	2,426	165,550
L-3 Communications Holdings, Inc.	291	22,093
Lockheed Martin Corp.	832	72,276
Northrop Grumman Corp.	761	49,495
Precision Castparts Corp.	452	82,897
Raytheon Co.	1,023	53,892
Rockwell Collins, Inc.	433	25,495
Textron, Inc.	874	25,136
United Technologies Corp.	2,611	228,645

Total Aerospace & Defense		948,910

Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	500	33,075
Expeditors International of Washington, Inc.	648	27,799
FedEx Corp.	905	91,812
United Parcel Service, Inc. - Class B	2,217	175,786

Total Air Freight & Logistics		328,472

Airlines 0.1%
Southwest Airlines Co.	2,286	25,626

Total Airlines		25,626

Auto Components 0.3%
BorgWarner, Inc.*	362	26,853
Delphi Automotive PLC*	914	35,335
Goodyear Tire & Rubber Co.(The)*	759	10,444
Johnson Controls, Inc.	2,118	65,849

Total Auto Components		138,481

Automobiles 0.4%
Ford Motor Co.	11,810	152,940
Harley-Davidson, Inc.	701	36,746

Total Automobiles		189,686

Beverages 1.9%
Beam, Inc.	492	30,179
Brown-Forman Corp. - Class B	470	30,409
Coca-Cola Co.(The)	11,947	444,907
Coca-Cola Enterprises, Inc.	837	29,186
Constellation Brands, Inc. - Class A*	470	15,209
Dr Pepper Snapple Group, Inc.	645	29,070
Molson Coors Brewing Co. - Class B	483	21,822
Monster Beverage Corp.*	462	22,130
PepsiCo, Inc.	4,792	349,097

Total Beverages		972,009

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.*	601	56,488
Amgen, Inc.	2,377	203,138
Biogen Idec, Inc.*	732	114,251
Celgene Corp.*	1,310	129,638
Gilead Sciences, Inc.*	4,696	185,257

Total Biotechnology		688,772

Building Products 0.0%(a)
Masco Corp.	1,106	20,339

Total Building Products		20,339

Capital Markets 1.7%
Ameriprise Financial, Inc.	637	42,246

	Shares	Value
Bank of New York Mellon Corp.(The)	3,619	$98,292
BlackRock, Inc.	389	91,913
Charles Schwab Corp.(The)	3,397	56,152
E*Trade Financial Corp.*	798	8,467
Franklin Resources, Inc.	428	58,585
Goldman Sachs Group, Inc.(The)	1,369	202,420
Invesco Ltd.	1,375	37,469
Legg Mason, Inc.	363	10,037
Morgan Stanley	4,282	97,844
Northern Trust Corp.	675	34,742
State Street Corp.	1,440	80,136
T. Rowe Price Group, Inc.	789	56,374

Total Capital Markets		874,677

Chemicals 2.0%
Air Products & Chemicals, Inc.	659	57,616
Airgas, Inc.	217	20,667
CF Industries Holdings, Inc.	194	44,459
Dow Chemical Co.(The)	3,714	119,591
Du Pont (E.I.) de Nemours & Co.	2,888	137,036
Eastman Chemical Co.	475	33,796
Ecolab, Inc.	817	59,151
FMC Corp.	426	26,186
International Flavors & Fragrances, Inc.	252	17,748
LyondellBasell Industries NV - Class A	1,176	74,582
Monsanto Co.	1,656	167,836
Mosaic Co.(The)	856	52,430
PPG Industries, Inc.	475	65,488
Praxair, Inc.	920	101,541
Sherwin-Williams Co.(The)	266	43,129
Sigma-Aldrich Corp.	373	28,844

Total Chemicals		1,050,100

Commercial Banks 2.2%
BB&T Corp.	2,166	65,587
Comerica, Inc.	590	20,272
Fifth Third Bancorp	2,780	45,286
First Horizon National Corp.	765	7,811
Huntington Bancshares, Inc.	2,650	18,444
KeyCorp	2,892	27,185
M&T Bank Corp.	378	38,817
PNC Financial Services Group, Inc.	1,638	101,228
Regions Financial Corp.	4,376	34,045
SunTrust Banks, Inc.	1,668	47,321
US Bancorp	5,825	192,808
Wells Fargo & Co.	15,165	528,197
Zions Bancorp	570	13,292

Total Commercial Banks		1,140,293

Commercial Services & Supplies 0.5%
ADT Corp.(The)	720	34,200
Avery Dennison Corp.	308	11,861
Cintas Corp.	329	13,904
Iron Mountain, Inc.	517	17,687
Pitney Bowes, Inc.	621	8,949
Republic Services, Inc.	927	29,562
Stericycle, Inc.*	267	25,191
Tyco International Ltd.	1,443	43,622
Waste Management, Inc.	1,351	49,149

Total Commercial Services & Supplies		234,125

Communications Equipment 1.6%
Cisco Systems, Inc.	16,445	338,274
F5 Networks, Inc.*	245	25,696
Harris Corp.	352	16,262
JDS Uniphase Corp.*	725	10,520

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Juniper Networks, Inc.*	1,596	$35,718
Motorola Solutions, Inc.	869	50,741
QUALCOMM, Inc.	5,277	348,440

Total Communications Equipment		825,651

Computers & Peripherals 3.5%
Apple, Inc.	2,914	1,326,773
Dell, Inc.	4,521	59,858
EMC Corp.*	6,526	160,605
Hewlett-Packard Co.	6,089	100,529
NetApp, Inc.*	1,110	39,960
SanDisk Corp.*	748	37,393
Seagate Technology PLC	1,040	35,339
Western Digital Corp.	679	31,913

Total Computers & Peripherals		1,792,370

Construction & Engineering 0.1%
Fluor Corp.	516	33,452
Jacobs Engineering Group, Inc.*	403	19,389
Quanta Services, Inc.*	660	19,120

Total Construction & Engineering		71,961

Construction Materials 0.0%(a)
Vulcan Materials Co.	401	22,681

Total Construction Materials		22,681

Consumer Finance 0.7%
American Express Co.	3,015	177,312
Capital One Financial Corp.	1,801	101,432
Discover Financial Services	1,563	60,004
SLM Corp.	1,431	24,170

Total Consumer Finance		362,918

Containers & Packaging 0.1%
Ball Corp.	476	21,192
Bemis Co., Inc.	321	11,453
Owens-Illinois, Inc.*	509	12,114
Sealed Air Corp.	602	11,269

Total Containers & Packaging		56,028

Distributors 0.1%
Genuine Parts Co.	481	32,722

Total Distributors		32,722

Diversified Consumer Services 0.1%
Apollo Group, Inc. - Class A*	310	6,268
H&R Block, Inc.	840	19,127

Total Diversified Consumer Services		25,395

Diversified Financial Services 2.9%
Bank of America Corp.	33,384	377,907
Citigroup, Inc.	9,084	382,981
CME Group, Inc.	949	54,890
IntercontinentalExchange, Inc.*	226	31,357
JPMorgan Chase & Co.	11,775	554,014
Leucadia National Corp.	614	15,626
Moody’s Corp.	600	32,892
NASDAQ OMX Group, Inc.(The)	362	10,252
NYSE Euronext	752	25,997

Total Diversified Financial Services		1,485,916

Diversified Telecommunication Services 2.2%
AT&T, Inc.	17,594	612,095
CenturyLink, Inc.	1,934	78,230
Frontier Communications Corp.	3,092	14,131
Verizon Communications, Inc.	8,840	385,513

	Shares	Value
Windstream Corp.(b)	1,822	$17,746

Total Diversified Telecommunication Services		1,107,715

Electric Utilities 1.6%
American Electric Power Co., Inc.	1,502	68,026
Duke Energy Corp.	2,182	149,991
Edison International	1,009	48,624
Entergy Corp.	550	35,530
Exelon Corp.	2,645	83,159
FirstEnergy Corp.	1,296	52,475
NextEra Energy, Inc.	1,311	94,457
Northeast Utilities	972	39,589
Pepco Holdings, Inc.	710	13,859
Pinnacle West Capital Corp.	341	18,203
PPL Corp.	1,801	54,552
Southern Co.(The)	2,708	119,775
Xcel Energy, Inc.	1,510	41,948

Total Electric Utilities		820,188

Electrical Equipment 0.6%
Eaton Corp. PLC	1,430	81,438
Emerson Electric Co.	2,243	128,412
Rockwell Automation, Inc.	432	38,530
Roper Industries, Inc.	304	35,705

Total Electrical Equipment		284,085

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. - Class A	497	33,582
Corning, Inc.	4,577	54,924
FLIR Systems, Inc.	465	11,053
Jabil Circuit, Inc.	580	10,968
Molex, Inc.	428	11,624
TE Connectivity Ltd.	1,309	50,894

Total Electronic Equipment, Instruments & Components		173,045

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	1,362	60,909
Cameron International Corp.*	765	48,432
Diamond Offshore Drilling, Inc.	215	16,144
Ensco PLC - Class A	720	45,771
FMC Technologies, Inc.*	736	34,850
Halliburton Co.	2,875	116,955
Helmerich & Payne, Inc.	327	21,039
Nabors Industries Ltd.*	899	14,986
National Oilwell Varco, Inc.	1,322	98,013
Noble Corp.	782	31,671
Rowan Cos., PLC - Class A*	384	13,240
Schlumberger Ltd.	4,113	321,020

Total Energy Equipment & Services		823,030

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	1,339	137,033
CVS Caremark Corp.	3,861	197,683
Kroger Co.(The)	1,592	44,098
Safeway, Inc.(b)	743	14,303
Sysco Corp.	1,820	57,821
Wal-Mart Stores, Inc.	5,181	362,411
Walgreen Co.	2,662	106,374
Whole Foods Market, Inc.	534	51,398

Total Food & Staples Retailing		971,121

Food Products 1.4%
Archer-Daniels-Midland Co.	2,039	58,173
Campbell Soup Co.	555	20,374
ConAgra Foods, Inc.	1,261	41,222

2

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Dean Foods Co.*	574	$10,510
General Mills, Inc.	1,998	83,796
H.J. Heinz Co.	993	60,206
Hershey Co.(The)	464	36,865
Hormel Foods Corp.	414	14,328
J.M. Smucker Co.(The)	336	29,780
Kellogg Co.	765	44,752
Kraft Foods Group, Inc.	1,834	84,767
McCormick & Co., Inc.	411	25,626
Mead Johnson Nutrition Co.	629	47,804
Mondelez International, Inc. - Class A	5,504	152,956
Tyson Foods, Inc. - Class A	890	19,687

Total Food Products		730,846

Gas Utilities 0.1%
AGL Resources, Inc.	364	15,215
Oneok, Inc.	635	29,852

Total Gas Utilities		45,067

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	4,896	165,876
Baxter International, Inc.	1,702	115,464
Becton, Dickinson and Co.	610	51,264
Boston Scientific Corp.*	4,253	31,770
C.R. Bard, Inc.	237	24,191
CareFusion Corp.*	688	21,355
Covidien PLC	1,466	91,390
DENTSPLY International, Inc.	439	18,333
Edwards Lifesciences Corp.*	358	32,195
Intuitive Surgical, Inc.*	123	70,649
Medtronic, Inc.	3,133	145,998
St Jude Medical, Inc.	954	38,828
Stryker Corp.	894	56,009
Varian Medical Systems, Inc.*	340	24,021
Zimmer Holdings, Inc.	538	40,135

Total Health Care Equipment & Supplies		927,478

Health Care Providers & Services 1.5%
Aetna, Inc.	1,037	50,015
AmerisourceBergen Corp.	729	33,075
Cardinal Health, Inc.	1,053	46,132
CIGNA Corp.	886	51,689
Coventry Health Care, Inc.	416	19,065
DaVita, Inc.*	260	30,007
Express Scripts Holding Co.*	2,529	135,099
Humana, Inc.	489	36,362
Laboratory Corp. of America Holdings*	293	26,223
McKesson Corp.	731	76,923
Patterson Cos., Inc.	259	9,358
Quest Diagnostics, Inc.	492	28,511
Tenet Healthcare Corp.*	330	12,814
UnitedHealth Group, Inc.	3,164	174,684
WellPoint, Inc.	941	60,996

Total Health Care Providers & Services		790,953

Health Care Technology 0.1%
Cerner Corp.*	451	37,230

Total Health Care Technology		37,230

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	1,381	53,472
Chipotle Mexican Grill, Inc.*	98	30,087
Darden Restaurants, Inc.	398	18,507
International Game Technology	824	12,665
Marriott International, Inc. - Class A	763	30,505
McDonald’s Corp.	3,109	296,257

	Shares	Value
Starbucks Corp.	2,303	$129,244
Starwood Hotels & Resorts Worldwide, Inc.	607	37,276
Wyndham Worldwide Corp.	434	24,213
Wynn Resorts Ltd.	247	30,929
Yum! Brands, Inc.	1,399	90,851

Total Hotels, Restaurants & Leisure		754,006

Household Durables 0.3%
DR Horton, Inc.	865	20,466
Garmin Ltd.	339	12,845
Harman International Industries, Inc.	211	9,449
Leggett & Platt, Inc.	437	12,865
Lennar Corp. - Class A	508	21,102
Newell Rubbermaid, Inc.	892	20,944
PulteGroup, Inc.*	1,053	21,839
Whirlpool Corp.	241	27,807

Total Household Durables		147,317

Household Products 1.8%
Clorox Co.(The)	404	31,677
Colgate-Palmolive Co.	1,375	147,634
Kimberly-Clark Corp.	1,212	108,486
Procter & Gamble Co.(The)	8,469	636,530

Total Household Products		924,327

Independent Power Producers & Energy Traders 0.1%
AES Corp.(The)	1,912	20,726
NRG Energy, Inc.	999	23,976

Total Independent Power Producers & Energy Traders		44,702

Industrial Conglomerates 2.0%
3M Co.	1,972	198,285
Danaher Corp.	1,802	107,994
General Electric Co.	32,480	723,654

Total Industrial Conglomerates		1,029,933

Insurance 3.3%
ACE Ltd.	1,053	89,852
AFLAC, Inc.	1,452	77,043
Allstate Corp.(The)	1,492	65,499
American International Group, Inc.*	4,573	172,997
Aon PLC	986	56,932
Assurant, Inc.	244	9,330
Berkshire Hathaway, Inc. - Class B*	5,649	547,558
Chubb Corp.(The)	811	65,131
Cincinnati Financial Corp.	453	19,225
Genworth Financial, Inc. - Class A*	1,523	13,966
Hartford Financial Services Group, Inc.	1,352	33,530
Lincoln National Corp.	852	24,691
Loews Corp.	964	41,809
Marsh & McLennan Cos., Inc.	1,685	59,784
MetLife, Inc.	3,380	126,209
Principal Financial Group, Inc.	856	26,544
Progressive Corp.(The)	1,722	38,728
Prudential Financial, Inc.	1,437	83,173
Torchmark Corp.	294	16,379
Travelers Cos., Inc.(The)	1,182	92,740
Unum Group	853	19,883
XL Group PLC	930	25,780

Total Insurance		1,706,783

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	1,122	297,891
Expedia, Inc.	288	18,792

3

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Netflix, Inc.*	173	$28,587
priceline.com, Inc.*	155	106,248
TripAdvisor, Inc.*	340	15,735

Total Internet & Catalog Retail		467,253

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	549	22,350
eBay, Inc.*	3,607	201,739
Google, Inc. - Class A*	824	622,689
VeriSign, Inc.*	481	20,880
Yahoo!, Inc.*	3,224	63,287

Total Internet Software & Services		930,945

IT Services 3.1%
Accenture PLC - Class A	1,979	142,270
Automatic Data Processing, Inc.	1,503	89,113
Cognizant Technology Solutions Corp. - Class A*	931	72,786
Computer Sciences Corp.	482	20,148
Fidelity National Information Services, Inc.	772	28,649
Fiserv, Inc.*	414	33,248
International Business Machines Corp.	3,289	667,897
Mastercard, Inc. - Class A	331	171,590
Paychex, Inc.	1,003	32,728
SAIC, Inc.	878	10,624
Teradata Corp.*	525	34,996
Total System Services, Inc.	498	11,579
Visa, Inc. - Class A	1,614	254,867
Western Union Co.(The)	1,849	26,311

Total IT Services		1,596,806

Leisure Equipment & Products 0.1%
Hasbro, Inc.	359	13,416
Mattel, Inc.	1,062	39,963

Total Leisure Equipment & Products		53,379

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	1,078	48,273
Life Technologies Corp.*	533	34,480
PerkinElmer, Inc.	356	12,545
Thermo Fisher Scientific, Inc.	1,115	80,436
Waters Corp.*	269	24,632

Total Life Sciences Tools & Services		200,366

Machinery 1.6%
Caterpillar, Inc.	2,025	199,240
Cummins, Inc.	547	62,812
Deere & Co.	1,213	114,095
Dover Corp.	555	38,395
Flowserve Corp.	156	24,456
Illinois Tool Works, Inc.	1,320	82,935
Ingersoll-Rand PLC	867	44,555
Joy Global, Inc.	328	20,720
PACCAR, Inc.	1,094	51,484
Pall Corp.	343	23,427
Parker Hannifin Corp.	462	42,952
Pentair Ltd.	652	33,043
Snap-on, Inc.	180	14,583
Stanley Black & Decker, Inc.	524	40,259
Xylem, Inc.	576	16,088

Total Machinery		809,044

Media 2.9%
Cablevision Systems Corp. - Class A	669	9,794
CBS Corp. - Class B	1,831	76,389

	Shares	Value
Comcast Corp. - Class A	8,231	$313,437
DIRECTV*	1,870	95,632
Discovery Communications, Inc. - Class A*	740	51,341
Gannett Co., Inc.	711	13,957
Interpublic Group of Cos., Inc.(The)	1,335	16,167
McGraw-Hill Cos., Inc.(The)	860	49,467
News Corp. - Class A	6,246	173,264
Omnicom Group, Inc.	819	44,455
Scripps Networks Interactive, Inc. - Class A	268	16,554
Time Warner Cable, Inc.	934	83,444
Time Warner, Inc.	2,933	148,175
Viacom, Inc. - Class B	1,430	86,301
Walt Disney Co.(The)	5,489	295,747
Washington Post Co.(The) - Class B	13	5,014

Total Media		1,479,138

Metals & Mining 0.5%
Alcoa, Inc.	3,307	29,234
Allegheny Technologies, Inc.	333	10,540
Cliffs Natural Resources, Inc.(b)	441	16,454
Freeport-McMoRan Copper & Gold, Inc.	2,940	103,635
Newmont Mining Corp.	1,539	66,115
Nucor Corp.	985	45,320
United States Steel Corp.(b)	447	9,990

Total Metals & Mining		281,288

Multi-Utilities 1.0%
Ameren Corp.	751	24,362
CenterPoint Energy, Inc.	1,324	27,063
CMS Energy Corp.	818	21,023
Consolidated Edison, Inc.	908	51,647
Dominion Resources, Inc.	1,779	96,262
DTE Energy Co.	533	33,744
Integrys Energy Group, Inc.	242	13,235
NiSource, Inc.	960	25,949
PG&E Corp.	1,332	56,796
Public Service Enterprise Group, Inc.	1,567	48,859
SCANA Corp.	409	19,145
Sempra Energy	696	52,235
TECO Energy, Inc.	631	11,213
Wisconsin Energy Corp.	712	28,074

Total Multi-Utilities		509,607

Multiline Retail 0.6%
Big Lots, Inc.*	179	5,755
Dollar General Corp.*	814	37,623
Dollar Tree, Inc.*	704	28,153
Family Dollar Stores, Inc.	297	16,840
J.C. Penney Co., Inc.(b)	441	8,965
Kohl’s Corp.	655	30,320
Macy’s, Inc.	1,225	48,400
Nordstrom, Inc.	470	25,958
Target Corp.	2,017	121,847

Total Multiline Retail		323,861

Office Electronics 0.1%
Xerox Corp.	3,913	31,343

Total Office Electronics		31,343

Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp.	1,548	123,871
Apache Corp.	1,212	101,517
Cabot Oil & Gas Corp.	651	34,360
Chesapeake Energy Corp.	1,606	32,409

4

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2013

	Shares	Value
Chevron Corp.	6,063	$698,154
ConocoPhillips	3,760	218,080
CONSOL Energy, Inc.	706	22,126
Denbury Resources, Inc.*	1,199	22,337
Devon Energy Corp.	1,167	66,741
EOG Resources, Inc.	838	104,733
EQT Corp.	464	27,566
Exxon Mobil Corp.	14,122	1,270,556
Hess Corp.	920	61,787
Kinder Morgan, Inc.	1,960	73,422
Marathon Oil Corp.	2,188	73,539
Marathon Petroleum Corp.	1,051	77,995
Murphy Oil Corp.	572	34,045
Newfield Exploration Co.*	418	12,331
Noble Energy, Inc.	551	59,392
Occidental Petroleum Corp.	2,510	221,558
Peabody Energy Corp.	832	20,925
Phillips 66	1,939	117,445
Pioneer Natural Resources Co.	381	44,783
QEP Resources, Inc.	552	16,201
Range Resources Corp.	504	33,854
Southwestern Energy Co.*	1,082	37,113
Spectra Energy Corp.	2,062	57,282
Tesoro Corp.	434	21,132
Valero Energy Corp.	1,715	74,997
Williams Cos., Inc.(The)	2,088	73,184
WPX Energy, Inc.*	618	9,289

Total Oil, Gas & Consumable Fuels		3,842,724

Paper & Forest Products 0.1%
International Paper Co.	1,360	56,331
MeadWestvaco Corp.	542	16,992

Total Paper & Forest Products		73,323

Personal Products 0.1%
Avon Products, Inc.	1,338	22,719
Estee Lauder Cos., Inc.(The) - Class A	744	45,332

Total Personal Products		68,051

Pharmaceuticals 4.8%
AbbVie, Inc.	4,896	179,634
Actavis, Inc.*	397	34,297
Allergan, Inc.	952	99,970
Bristol-Myers Squibb Co.	5,112	184,748
Eli Lilly & Co.	3,163	169,822
Forest Laboratories, Inc.*	726	26,354
Hospira, Inc.*	511	17,435
Johnson & Johnson	8,584	634,529
Merck & Co., Inc.	9,417	407,285
Mylan, Inc.*	1,261	35,648
Perrigo Co.	273	27,439
Pfizer, Inc.	22,806	622,148

Total Pharmaceuticals		2,439,309

Professional Services 0.1%
Dun & Bradstreet Corp.(The)	139	11,334
Equifax, Inc.	371	21,778
Robert Half International, Inc.	435	15,329

Total Professional Services		48,441

Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	1,226	93,360
Apartment Investment & Management Co. - Class A	452	12,331
AvalonBay Communities, Inc.	355	46,076
Boston Properties, Inc.	468	49,271

	Shares	Value
Equity Residential	997	$55,224
HCP, Inc.	1,400	64,946
Health Care REIT, Inc.	804	50,523
Host Hotels & Resorts, Inc.	2,245	37,694
Kimco Realty Corp.	1,262	26,212
Plum Creek Timber Co., Inc.	501	24,138
ProLogis, Inc.	1,427	56,937
Public Storage	447	68,807
Simon Property Group, Inc.	958	153,452
Ventas, Inc.	915	60,655
Vornado Realty Trust	526	44,426
Weyerhaeuser Co.	1,678	50,541

Total Real Estate Investment Trusts (REITs)		894,593

Real Estate Management & Development 0.0%(a)
CBRE Group, Inc.*	934	20,156

Total Real Estate Management & Development		20,156

Road & Rail 0.7%
CSX Corp.	3,196	70,408
Norfolk Southern Corp.	979	67,424
Ryder System, Inc.	158	8,971
Union Pacific Corp.	1,457	191,537

Total Road & Rail		338,340

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc.*(b)	1,874	4,872
Altera Corp.	993	33,186
Analog Devices, Inc.	933	40,716
Applied Materials, Inc.	3,711	47,909
Broadcom Corp. - Class A	1,608	52,180
First Solar, Inc.*	186	5,241
Intel Corp.	15,413	324,289
KLA-Tencor Corp.	516	28,334
Lam Research Corp.*	530	21,804
Linear Technology Corp.	717	26,257
LSI Corp.*	1,714	12,067
Microchip Technology, Inc.	602	20,137
Micron Technology, Inc.*	3,152	23,829
NVIDIA Corp.	1,936	23,735
Teradyne, Inc.*	581	9,389
Texas Instruments, Inc.	3,473	114,887
Xilinx, Inc.	808	29,484

Total Semiconductors & Semiconductor Equipment		818,316

Software 2.8%
Adobe Systems, Inc.*	1,534	58,031
Autodesk, Inc.*	696	27,060
BMC Software, Inc.*	441	18,323
CA, Inc.	1,039	25,788
Citrix Systems, Inc.*	579	42,360
Electronic Arts, Inc.*	946	14,881
Intuit, Inc.	862	53,771
Microsoft Corp.	23,463	644,529
Oracle Corp.	11,643	413,443
Red Hat, Inc.*	598	33,225
Salesforce.com, Inc.*	405	69,713
Symantec Corp.*	2,149	46,784

Total Software		1,447,908

Specialty Retail 1.8%
Abercrombie & Fitch Co. - Class A	247	12,350
AutoNation, Inc.*	120	5,820
AutoZone, Inc.*	115	42,516
Bed Bath & Beyond, Inc.*	709	41,618
Best Buy Co., Inc.	827	13,447

5

GUGGENHEIM 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2013

	Shares	Value
CarMax, Inc.*	710	$27,988
GameStop Corp. - Class A(b)	376	8,723
Gap, Inc.(The)	921	30,098
Home Depot, Inc.	4,632	309,974
Limited Brands, Inc.	742	35,631
Lowe’s Cos., Inc.	3,484	133,054
O’Reilly Automotive, Inc.*	356	32,983
PetSmart, Inc.	333	21,782
Ross Stores, Inc.	690	41,193
Staples, Inc.	2,088	28,146
Tiffany & Co.	369	24,262
TJX Cos., Inc.	2,258	102,016
Urban Outfitters, Inc.*	340	14,549

Total Specialty Retail		926,150

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	878	44,778
Fossil, Inc.*	167	17,632
NIKE, Inc. - Class B	2,260	122,153
Ralph Lauren Corp.	190	31,631
V.F. Corp.	273	40,289

Total Textiles, Apparel & Luxury Goods		256,483

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	1,472	12,586
People’s United Financial, Inc.	1,078	13,270

Total Thrifts & Mortgage Finance		25,856

Tobacco 1.5%
Altria Group, Inc.	6,272	211,241
Lorillard, Inc.	1,202	46,962
Philip Morris International, Inc.	5,174	456,140
Reynolds American, Inc.	1,003	44,112

Total Tobacco		758,455

Trading Companies & Distributors 0.2%
Fastenal Co.	836	41,532
W.W. Grainger, Inc.	185	40,297

Total Trading Companies & Distributors		81,829

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	909	64,103
MetroPCS Communications, Inc.*	982	9,850
Sprint Nextel Corp.*	9,307	52,398

Total Wireless Telecommunication Services		126,351

Total Common Stocks (Cost $32,051,335)		41,454,273

	Face Amount
REPURCHASE AGREEMENT 5.9%

State Street Bank & Trust Co., 0.01%, dated 01/31/13, to be repurchased at $3,012,001 on 02/01/13 collateralized by $3,060,000 FHLMC at 1.000% due 09/27/17 with a value of $3,075,300(c)	$3,012,000	3,012,000

Total Repurchase Agreements (Cost $3,012,000)		3,012,000

	Face Amount	Value
SECURITIES LENDING COLLATERAL 0.1%(d)
Repurchase Agreements:

HSBC Securities Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	$9,411	$9,411
Merrill Lynch, Fenner & Smith, Inc., issued 1/31/2013 at 0.13% due 2/1/2013(c)	9,411	9,411
RBS Securities Inc., issued 1/31/2013 at 0.14% due 2/1/2013(c)	13,399	13,399

Total Securities Lending Collateral (Cost $32,221)		32,221

Total Investments 86.8%(e) (Cost $35,095,556)		44,498,494

Other Assets and Liabilities, net – 13.2%		6,763,769

Net Assets – 100.0%		$51,262,263

	Contracts	Unrealized Gain/(Loss)
FUTURES CONTRACTS PURCHASED

March 2013 S&P 500 Index E Mini Futures Contracts (Aggregate Market Value of Contracts $11,871,735)(e)	159	$539,996

	Units
EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2013 S&P 500 Index Swap, Terminating 02/28/13 (Notional Market Value $33,262,218)**(c)	22,146	$(85,269)
Goldman Sachs International February 2013 S&P 500 Index Swap, Terminating 02/28/13 (Notional Market Value $16,232,951)**(c)	10,821	(22,397)

(Total Notional Market Value $49,495,169)		$(107,666)

*	Non-Income Producing Security.
**	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Amount represents less than 0.05% of net assets.
(b)	All or a portion of this security was on loan as of January 31, 2013.
(c)	Values determined based on Level 2 inputs (Note G).
(d)	Securities lending collateral (Note H).
(e)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

FHLMC - Federal Home Loan Mortgage Corporation

PLC - Public Limited Company

6

GUGGENHEIM INVERSE 2X S&P 500® ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT 62.6%

State Street Bank & Trust Co., 0.01%, dated 01/31/13, to be repurchased at $19,822,006 on 02/01/13 collateralized by $20,120,000 FHLMC at 1.000% due 09/27/17 with a value of $20,220,600(a)	$19,822,000	$19,822,000

Total Repurchase Agreements (Cost $19,822,000)		19,822,000

Total Investments 62.6%(b) (Cost $19,822,000)		19,822,000

Other Assets and Liabilities, net – 37.4%		11,851,234

Net Assets – 100.0%		$31,673,234

	Contracts	Unrealized Gain/(Loss)
FUTURES CONTRACTS SOLD SHORT

March 2013 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $7,466,500)(b)	(100)	$(340,130)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2013 S&P 500 Index Swap, Terminating 02/28/13 (Notional Market Value $44,946,669)*(a)	29,926	113,930
Goldman Sachs International February 2013 S&P 500 Index Swap, Terminating 02/28/13 (Notional Market Value $11,050,374)*(a)	7,366	15,250

(Total Notional Market Value $55,997,043)		$129,180

*	Price return based on S&P 500 Index + / - financing at a variable rate.
(a)	Values determined based on Level 2 inputs(Note G).
(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs (Note G).

FHLMC - Federal Home Loan Mortgage Corporation

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2013

For Information on other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

If events occur after the close of a foreign exchange that will affect the value of a Fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds’ NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The value of futures contracts purchased and sold by the Funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in all the Funds, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Upon entering into a futures contract the Guggenheim 2x S&P 500 ETF and/or Guggenheim Inverse 2x S&P 500 ETF, deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. The Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

G. In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of January 31, 2013:

Fund	Level 1 Investments in Securities	Level 1 Other Financial Instruments	Level 2 Investments in Securities	Level 2 Other Financial Instruments	Level 3 Investments in Securities	Total
Assets
Guggenheim S&P 500® Equal Weight ETF	$3,850,556,018	$—	$67,269,973	$—	$—	$3,917,825,991
Guggenheim S&P MidCap 400® Equal Weight ETF	3,500,923	—	22,620	—	—	3,523,543
Guggenheim S&P SmallCap 600® Equal Weight ETF	3,487,834	—	7,919	—	—	3,495,753
Guggenheim Russell MidCap® Equal Weight ETF	56,451,226	—	1,288,700	—	—	57,739,926
Guggenheim Russell 1000® Equal Weight ETF	46,632,521	—	685,653	—	—	47,318,174
Guggenheim Russell 2000® Equal Weight ETF	13,806,380	—	227,092	—	—	14,033,472
Guggenheim MSCI EAFE Equal Weight ETF	12,158,636	—	17,465	—	—	12,176,101
Guggenheim MSCI Emerging Markets Equal Weight ETF	14,433,019	—	89,949	—	70	14,523,038
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	45,360,833	—	1,012,769	—	—	46,373,602
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	43,731,348	—	986,933	—	—	44,718,281
Guggenheim S&P 500® Equal Weight Energy ETF	31,629,987	—	340,770	—	—	31,970,757
Guggenheim S&P 500® Equal Weight Financials ETF	15,687,573	—	—	—	—	15,687,573
Guggenheim S&P 500® Equal Weight Health Care ETF	97,702,802	—	—	—	—	97,702,802
Guggenheim S&P 500® Equal Weight Industrials ETF	22,049,314	—	166,600	—	—	22,215,914
Guggenheim S&P 500® Equal Weight Materials ETF	33,743,963	—	1,826,104	—	—	35,570,067
Guggenheim S&P 500® Equal Weight Technology ETF	87,972,047	—	716,405	—	—	88,688,452
Guggenheim S&P 500® Equal Weight Utilities ETF	39,355,543	—	921,850	—	—	40,277,393
Guggenheim Russell Top 50® Mega Cap ETF	588,101,647	—	950,000	—	—	589,051,647
Guggenheim S&P 500® Pure Value ETF	138,901,586	—	3,510,593	—	—	142,412,179
Guggenheim S&P 500® Pure Growth ETF	369,902,640	—	3,298,300	—	—	373,200,940
Guggenheim S&P MidCap 400® Pure Value ETF	41,825,376	—	475,249	—	—	42,300,625
Guggenheim S&P MidCap 400® Pure Growth ETF	579,335,327	—	2,009,152	—	—	581,344,479
Guggenheim S&P SmallCap 600® Pure Value ETF	80,111,174	—	1,330,384	—	—	81,441,558
Guggenheim S&P SmallCap 600® Pure Growth ETF	76,995,825	—	2,231,445	—	—	79,227,270
Guggenheim 2x S&P 500® ETF	41,454,273	539,996	3,044,221	—	—	45,038,490
Guggenheim Inverse 2x S&P 500® ETF	—	—	19,822,000	129,180	—	19,951,180
Liabilities
Guggenheim S&P 500® Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400® Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell MidCap® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 1000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim Russell 2000® Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI EAFE Equal Weight ETF	—	—	—	—	—	—
Guggenheim MSCI Emerging Markets Equal Weight ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Energy ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Financials ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Health Care ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Industrials ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Materials ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Technology ETF	—	—	—	—	—	—
Guggenheim S&P 500® Equal Weight Utilities ETF	—	—	—	—	—	—
Guggenheim Russell Top 50® Mega Cap ETF	—	—	—	—	—	—
Guggenheim S&P 500® Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P 500® Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400® Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P MidCap 400® Pure Growth ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600® Pure Value ETF	—	—	—	—	—	—
Guggenheim S&P SmallCap 600® Pure Growth ETF	—	—	—	—	—	—
Guggenheim 2x S&P 500® ETF	—	—	—	107,666	—	107,666
Guggenheim Inverse 2x S&P 500® ETF	—	340,130	—	—	—	340,130
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended January 31, 2013:

Securities
Guggenheim MSCI Emerging Markets Equal Weight ETF
Assets:
Beginning Balance	$—
Total change in unrealized gains or losses included in earnings	70

Ending Balance	$70

For the period ended January 31, 2013, there were no transfers between levels.

2. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At January 31, 2013, the following Funds participated in securities lending as follows:

Security Lending Table

	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Equal Weight ETF	$64,388,973	$63,059,904
Guggenheim S&P MidCap 400® Equal Weight ETF	22,620	22,073
Guggenheim S&P SmallCap 600® Equal Weight ETF	7,919	7,681
Guggenheim Russell MidCap Equal Weight ETF	1,288,700	1,254,405
Guggenheim Russell 1000® Equal Weight ETF	685,653	666,873
Guggenheim Russell 2000® Equal Weight ETF	227,092	217,152
Guggenheim MSCI EAFE Equal Weight ETF	17,465	16,182
Guggenheim MSCI Emerging Markets Equal Weight ETF	89,949	83,065
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	1,012,769	981,720
Guggenheim S&P® 500 Equal Weight Consumer Staples ETF	986,933	963,742
Guggenheim S&P 500® Equal Weight Energy ETF	340,770	333,400
Guggenheim S&P 500® Equal Weight Financials ETF	—	—
Guggenheim S&P 500® Equal Weight Health Care ETF	—	—
Guggenheim S&P 500® Equal Weight Industrials ETF	166,600	195,976
Guggenheim S&P 500® Equal Weight Materials ETF	1,826,104	1,770,956
Guggenheim S&P 500® Equal Weight Technology ETF	716,405	636,345
Guggenheim S&P 500® Equal Weight Utilities ETF	921,850	891,972
Guggenheim Russell Top 50® ETF	—	—
Guggenheim S&P 500® Pure Value ETF	3,510,593	3,486,602
Guggenheim S&P 500® Pure Growth ETF	3,298,300	3,190,776
Guggenheim S&P Midcap 400® Pure Value ETF	475,249	464,963
Guggenheim S&P Midcap 400® Pure Growth ETF	2,009,152	1,903,357
Guggenheim S&P Smallcap 600® Pure Value ETF	1,330,384	1,316,078
Guggenheim S&P Smallcap 600® Pure Growth ETF	2,231,445	2,157,121
Guggenheim 2x S&P 500® ETF	32,221	31,264
Guggenheim Inverse 2x S&P 500® ETF	—	—

The following represents a breakdown of the collateral for the joint repurchase agreements at January 31, 2013:

Security Lending Repo Table

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities Inc.			Fannie Mae Note
0.13%			Zero Coupon
Due 02/01/13	$25,000,000	$25,000,090	11/15/17	$11,801,000	$11,175,428
			5/15/18	7,010,000	6,480,535
			11/15/19	8,925,000	7,845,789

Merrill Lynch, Pierce, Fenner & Smith, Inc.			Fannie Mae Note
0.13%			0.11%
Due 02/01/13	25,000,000	25,000,000	07/17/13	25,505,000	25,501,429

RBS Securities Inc.			Freddie Mac Note
0.14%			5.25%
Due 02/01/13	35,594,000	35,594,744	04/18/16	5,361,000	6,251,810
			4.38%
			07/17/15	27,335,000	30,054,831

3. Subsequent Events

On February 14, 2013, at the recommendation of Security Investors, LLC, the investment adviser to the series of Rydex ETF Trust (the “Trust”), the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Guggenheim MSCI EAFE Equal Weight ETF, Guggenheim S&P MidCap 400® Equal Weight ETF, Guggenheim S&P SmallCap 600® Equal Weight ETF, Guggenheim 2x S&P 500® ETF, and Guggenheim Inverse 2x S&P 500® ETF (each, a “Fund” and collectively, the “Funds” pursuant to the terms of a Plan of Liquidation. Accordingly, each Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on or about March 22, 2013 (the “Liquidation Date”).

The last day of trading of Fund shares on the NYSE Arca, Inc. (the “Exchange”) is expected to be March 15, 2013. The Exchange will halt trading in the Funds before the open of trading on March 18, 2013. Following the close of trading on March 15, 2013 and prior to the Liquidation Date, each Fund will be closed to new investments and shareholders may only be able to sell their shares to certain broker-dealers. There is no assurance that there will be a market for the Funds’ shares during this time period. Prior to the close of trading on March 15, 2013, shareholders may continue to purchase and sell Fund shares through a broker in the standard manner. Customary brokerage charges may apply to such transactions.

Item 2.      Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date: March 27, 2013

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date: March 27, 2013